As Filed With The Securities And Exchange Commission on March 12, 1999


                                                             File Nos. 333-13185
                                                                        811-7839

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  -------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]


   Pre-Effective Amendment No.   [  ]

   Post-Effective Amendment No.  [11]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]


   Amendment No.  [12]


                               CONSECO FUND GROUP
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                         11825 North Pennsylvania Street
                              Carmel, Indiana 46032
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (317) 817-6300
--------------------------------------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

                             WILLIAM P. KOVACS, Esq.
                        Conseco Capital Management, Inc.
                         11825 North Pennsylvania Street
                              Carmel, Indiana 46032
--------------------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

                                   Copies to:
                              DONALD W. SMITH, Esq.
                              ROBERT J. ZUTZ, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                  Second Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective:

[ X ]     Immediately upon filing pursuant to Rule 485(b)
[   ]     On                       pursuant to Rule 485(b)
[   ]     60 days after filing pursuant to Rule 485(a)(i)
[   ]     On __________________ pursuant to Rule 485(a)(i)
[   ]     75 days after filing pursuant to Rule 485(a)(ii)
[   ]     On _________________ pursuant to Rule 485(a)(ii)

                               CONSECO FUND GROUP
                            Conseco Fixed Income Fund
                             Conseco High Yield Fund
                       Conseco Convertible Securities Fund
                              Conseco Balanced Fund
                               Conseco Equity Fund
                           Conseco International Fund
                                 Conseco 20 Fund

Contents of Registration Statement

This Registration Statement consists of the following papers and documents:

o    Cover Sheet

CONTENTS OF REGISTRATION STATEMENT:
-----------------------------------

o    Part A -          Prospectus, Class A , B and C

                       Prospectus, Class Y

o    Part B -          Statement of Additional Information, Class A, B and C

                       Statement of Additional Information, Class Y

o    Part C -          Other Information

o    Signature Pages

o    Exhibits

                                  [front cover]

CONSECO FUND GROUP



March 12, 1999 Prospectus



Class A, B and C Shares


Conseco Fixed Income Fund
Conseco High Yield Fund
Conseco Convertible Securities Fund
Conseco Balanced Fund
Conseco Equity Fund
Conseco International Fund
Conseco 20 Fund



As with any mutual fund, the Securities and Exchange Commission (SEC) has not
approved  or  disapproved  of  these  securities  or  determined   whether  this
prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


THE FUNDS
            General Information About the Funds
         Conseco Fixed Income Fund
         Conseco High Yield Fund
         Conseco Convertible Securities Fund
         Conseco Balanced Fund
         Conseco Equity Fund
         Conseco International Fund
         Conseco 20 Fund


PRIMARY RISK CONSIDERATIONS


FEES AND EXPENSES

MANAGEMENT

YOUR ACCOUNT

         Choosing a Share Class

         Determining Share Price

         Buying Shares

         Selling Shares

         Dividends and Distributions

         Tax Considerations

         Distribution and Service Plans

         Administrative Fees

FINANCIAL HIGHLIGHTS

FOR MORE INFORMATION

                                     (Intro)

THE ADVISER'S INTEGRATED APPROACH TO MONEY MANAGEMENT



We believe that combining the knowledge and experience of both fixed income and equity analysts leads to better security selection over time.


Whether selecting fixed income or equity securities, our analysts look for companies with:

     o Proven management teams
     o Leading edge products
     o Dominant market share positions

They then conduct a rigorous financial analysis of these companies, focusing on such indicators as:

     o Cost of capital
     o Financial strength
     o Spending plans


This analysis is used to select those securities deemed by the Adviser to be most appropriate for each Fund's investment objective.



Because of the Adviser's active management style, our Funds generally have a higher portfolio turnover rate than other funds and, therefore, may have higher taxable distributions and increased trading costs which may impact performance.



There is no assurance that the Funds will achieve their investment objectives. All of the Funds have the ability to change their investment objectives without shareholder approval, although they do not currently intend to do so. In addition, the value of your investment in any Fund will fluctuate, which means that you may lose money.


                                    (Sidebar)

A WORD ABOUT THE ADVISER


Conseco Capital Management, Inc. (CCM), or the "Adviser", provides investment advice and management to each Fund. CCM manages more than $35.3 billion in assets for an array of foundations, endowments, corporations, government and union clients (as of 12/31/98).



Please note: Definitions for bold-faced words within the text can be found directly following each Fund's Primary Risk Considerations.

CONSECO FIXED INCOME FUND


Our fixed income fund offers investors a strong complement to traditional savings accounts. The Fund provides a way to earn income from a portfolio of bonds and other debt instruments. However, unlike traditional savings accounts, the principal value of an investment in the Fund will fluctuate.


INVESTMENT OBJECTIVE

The Fund seeks to provide the highest level of income consistent with the preservation of capital.

ADVISER'S STRATEGY

The Fund invests primarily in INVESTMENT GRADE DEBT SECURITIES.


The Adviser actively manages the portfolio to generate income, reduce risk, and preserve or enhance total return.



Adhering to a strict buy/sell discipline, the Adviser seeks to enhance total return by:
     o Purchasing securities it believes are undervalued
     o Selling securities it believes are overvalued or fully priced


To select securities, the Adviser utilizes:
     o Independent FUNDAMENTAL ANALYSIS to evaluate the issuer of a security
     o An analysis of the specific structure of the security

In an effort to achieve its investment objective, the Fund may invest in debt securities issued by:
     o Publicly or privately held companies in the U.S.
     o Publicly or privately held companies overseas (primarily in YANKEE BONDS)
     o The U.S. Government, its agencies and instrumentalities
     o States and their political subdivisions issuing taxable MUNICIPAL SECURITIES
     o Foreign governments, their agencies and instrumentalities

The Fund may also invest in:
     o Mortgage-backed debt securities
     o Asset-backed debt securities
     o RESTRICTED SECURITIES

In addition, the Fund may invest up to 15% of its assets in the following:
     o Common and PREFERRED STOCKS
     o Convertible bonds
     o Debt securities carrying warrants or other rights to purchase equity securities

Up to 10% of Fund assets may be invested in BELOW INVESTMENT GRADE SECURITIES, commonly known as high-yield or "junk" bonds, which tend to fluctuate in price to a greater extent than investment-grade debt securities.

While the Fund may purchase debt securities of any MATURITY, it is anticipated that the AVERAGE LIFE of the portfolio will be in the intermediate range - between seven and 15 years - but may be shorter or longer depending on market conditions.


PRIMARY RISKS
Credit risk
Interest rate risk
Market risk
Prepayment risk
Restricted securities risk
Municipal market risk
Foreign risk



See "Primary Risk Considerations" at page 00 for a detailed discussion of the Fund's risks.

                                    (Sidebar)


INVESTMENT-GRADE DEBT SECURITIES
Considered especially creditworthy, these debt securities are either (i) normally rated AAA to BBB- by Standard and Poor's Corporation or Aaa to Baa3 by Moody's Investors Services, Inc., or (ii) if unrated, are deemed by the Advisor to be of comparable credit quality.


FUNDAMENTAL ANALYSIS
A research technique that looks at a company's financial condition, creditworthiness, management, and place in its industry to determine the intrinsic value of the company's securities.

YANKEE BONDS
Dollar-denominated bonds issued in the U.S. by foreign banks and corporations.


MUNICIPAL SECURITIES
Bonds and other debt obligations issued by state and local governments. The interest on the municipal securities in which the Fund invests typically is NOT exempt from federal income tax.

RESTRICTED SECURITIES
Securities that are not registered with the Securities and Exchange Commission, some of which may qualify to be sold directly to institutional investors pursuant to Rule 144A under the Securities Act of 1933. Restricted securities are generally illiquid; however, the Adviser focuses on those that are liquid, i.e., easily convertible into cash.


PREFERRED STOCK Shares of a company that ordinarily do not have voting rights but do have a stated dividend payment, as opposed to common stocks which ordinarily do have voting rights but do not have a stated dividend payment.


BELOW INVESTMENT GRADE SECURITIES
These securities offer higher return potential in exchange for assuming greater risk. Normally, they are rated BB+ or lower by Standard & Poor's Corporation or Ba1 or lower by Moody's Investors Services, Inc. or, if unrated deemed by the Adviser to be comparable credit.

MATURITY
When the principal, or face value of a bond, must be repaid.


AVERAGE LIFE
The average number of years that each principal dollar will be outstanding, before it is repaid .



HOW HAS THE FUND PERFORMED?

The chart and table below give an indication of the Fund's risks and performance. The chart shows you how the performance of the Fund's Class A shares has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT THE FUND'S PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF HOW IT WILL PERFORM IN THE FUTURE.





YEAR-BY-YEAR TOTAL RETURN (as of 12/31 each year)
Class A:


                         Year         Return
                    -------------------------------
                         1997         8.66%
                         1998         7.57%



BEST QUARTER:            2Q97         3.21%

WORST QUARTER:           1Q97         0.19%


Class A total return is shown without the applicable sales load.
If the sales load was included, total return would have been lower.


AVERAGE ANNUAL TOTAL RETURN (as of 12/31/98)*

                                       1 Year     Since
                                                  Inception
                                    --------------------------


Class A** (Inception 1/2/97)         2.19%          11.0%
Lehman Bros. Aggregate               8.69%          19.19%
   Bond Index

*Because Class B and Class C share do not have annual returns for a full calendar year, Class B and Class C performance is not presented here.

**Class A share performance reflects the deduction of the maximum sales load.

CONSECO HIGH YIELD FUND


Our high-yield fund offers investors who can tolerate a greater degree of share price volatility, the potential to receive a higher level of income than would normally be earned from a portfolio of investment-grade debt securities.

INVESTMENT OBJECTIVE

The Fund seeks to provide a high level of current income, with a secondary objective of capital appreciation.

ADVISER'S STRATEGY

Normally, the Adviser invests at least 65% of the Fund's assets in BELOW INVESTMENT GRADE SECURITIES (those rated BB+/Ba1 or lower by independent rating agencies).




Adhering to a strict buy/sell discipline, the Adviser seeks to enhance total return by:
     o Purchasing securities it believes are undervalued
     o Selling securities it believes are overvalued or fully priced




To select securities, the Adviser utilizes:
     o Independent FUNDAMENTAL ANALYSIS to evaluate the issuer of a security
     o An analysis of the specific structure of the security


In an effort to achieve its investment objective, the Fund may invest in any or all of the following:
     o Corporate debt securities and PREFERRED STOCK
     o ZERO COUPON BONDS and other deferred interest securities
     o Mortgage-backed securities
     o Asset-backed securities
     o Convertible securities
     o Restricted securities
     o Taxable MUNICIPAL SECURITIES issued by states and their political subdivisions


The Fund may also invest in:
     o Cash or cash equivalents
     o Money market instruments
     o Securities issued or guaranteed by the U.S. government, its agencies, and instrumentalities


In addition, the Fund may invest in the following:
     o Common stocks and other equity securities
     o Equity and debt securities of foreign issuers, including issuers in emerging market

For defensive purposes or pending investment, the Fund may temporarily depart from its objective and hold an unlimited amount of cash or money market instruments. This could help the Fund avoid losses, but may mean lost opportunities.

PRIMARY RISKS
Credit risk
Interest rate risk
Market risk
Restricted Securities risk
Prepayment risk
Foreign risk


See "Primary Risk Considerations" at page 00 for a detailed discussion of the Fund's risks.

                                    (Sidebar)

BELOW INVESTMENT GRADE SECURITIES See page 00.

FUNDAMENTAL ANALYSIS See page 00.

PREFERRED STOCK See page 00.

ZERO COUPON BONDS


These bonds are sold at a deep discount and do not pay periodic interest to investors; instead, investors receive, at maturity, the difference between the discounted price and the maturity value of the bond.

RESTRICTED SECURITIES See page 00.

MUNICIPAL SECURITIES See page 00.

HOW HAS THE FUND PERFORMED?


The chart and table below give an indication of the Fund's risks and performance. The chart shows you how performance of the Fund's Class A shares has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT THE FUND'S PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF HOW IT WILL PERFORM IN THE FUTURE.


YEAR-BY-YEAR TOTAL RETURN (as of 12/31 each year)
Class A:


                         Year         Return
                    -------------------------------
                         1998         6.56%


BEST QUARTER:            1Q98         8.17%

WORST QUARTER:           3Q98        -5.56%



Class A total return is shown without the applicable sales load.
If the sales load was included, total return would have been lower.


AVERAGE ANNUAL TOTAL RETURN (as of 12/31/98)*

                                       Since
                                     Inception
                                 ------------------


Class A** (Inception 1/1/98)         0.43%
Merrill Lynch High Yield Index       3.66%



*Because Class B and Class C share do not have annual returns for a full calendar year, Class B and Class C performance is not presented here.

**Class A share performance reflects the deduction of the maximum sales load.

CONSECO CONVERTIBLE SECURITIES FUND


Our convertible securities fund offers investors a way to pursue the benefits of income and capital appreciation through a portfolio of securities that are convertible into common stock.

INVESTMENT OBJECTIVE

The Fund seeks high total return through a combination of current income and capital appreciation by investing primarily in convertible securities.

ADVISER'S STRATEGY


Normally, the Adviser invests at least 65% of the Fund's assets in CONVERTIBLE SECURITIES. These are often of lower grade investment quality than other types of investments. Therefore, at any give time, over 50% of the Fund's assets may be invested in BELOW INVESTMENT GRADE SECURITIES.

Adhering to a strict buy/sell discipline, the Adviser seeks to enhance total return by:
     o Purchasing securities it believes are undervalued
     o Selling securities it believes are overvalued or fully priced




To select securities, the Adviser utilizes:
     o Independent FUNDAMENTAL  ANALYSIS to evaluate of the issuer of a security
     o An analysis of the specific structure of the security


In an effort to achieve its investment objective, the Fund may also invest in:
     o Common stock
     o Other securities convertible other than at the option of the holder
     o Equity and debt securities of foreign issuers, including issuers based in emerging markets


For defensive purposes, the Fund may temporarily depart from its investment objective and invest without limitation in preferred stocks and investment grade debt securities. This could help the Fund avoid losses but may mean lost opportunities.


PRIMARY RISKS
Credit risk
Interest rate risk
Market risk
Restricted Securities risk
Foreign risk
Leverage risk

See "Primary Risk Considerations" at page 00 for a detailed discussion of the Fund's risks.

(Sidebar)

CONVERTIBLE SECURITIES
Bonds, debentures, notes or preferred stock that are convertible into common stock. Convertible securities have some unique return characteristics relative to market fluctuations:
     o When equity markets go up, they tend to rise in price
     o When equity markets decline, they tend to decline relatively less in price than stocks

Convertible securities have both an equity and a fixed income component. Therefore,
     o While the equity component is subject to fluctuations in value due to activities of the issuing companies, and general market and economic conditions;
     o The fixed income component will be impacted by shifting interest rates and changes in credit quality of the issuers.

FUNDAMENTAL ANALYSIS See page 00.

BELOW INVESTMENT GRADE SECURITIES See page 00.


Because the Fund is new it does not have performance to report.

CONSECO BALANCED FUND


Our balanced fund offers investors the growth potential of stocks and the income potential of bonds in one blended portfolio.


INVESTMENT OBJECTIVE

The Fund seeks high total investment return, consistent with the preservation of capital and prudent investment risk.

ADVISER'S STRATEGY


Normally, the Fund invests approximately 50-65% of its assets in equity securities, and the remainder in a combination of fixed income securities, cash, or cash equivalents .

This balance may change:
     o A much higher percentage of assets may be invested in equity securities, if the Adviser considers conditions in the stock market to be substantially more favorable than in the bond market.

     o Conversely, if the Adviser considers conditions in the bond market to be substantially more favorable than in the equity market, a much higher percentage of assets may be invested in fixed income securities.

THE EQUITY PORTION OF THE PORTFOLIO

The Fund may invest in equity securities of domestic and foreign issuers. These may include common and PREFERRED STOCKS, CONVERTIBLE SECURITIES and WARRANTS.


The Adviser intends for the equity portion of the Fund to be widely diversified by size of company and industry.

The Adviser looks for securities that will provide the two elements of total return:
     o Price appreciation
     o Income from dividends

In selecting equity securities, the Adviser considers the following factors:
     o Growth trends of the stock - and its industry
     o Significant purchases or sales of the stock by corporate insiders
     o Recent changes in earnings per share and their deviations from analysts' expectations
     o Relative price-earnings ratios, as compared to industry peers and earnings growth potential
     o The stock's price movement

THE FIXED INCOME PORTION OF THE PORTFOLIO


Normally, the Fund will maintain at least 25% of the value of its assets in a wide range of domestic and foreign debt securities, including non-U.S. dollar denominated securities. The majority of foreign investments will be in YANKEE BONDS.

The Adviser anticipates that bonds will be invested primarily in intermediate- and/or long-term domestic debt securities.

The Fund may also invest up to 25% of total assets in BELOW INVESTMENT GRADE SECURITIES, which are not believed to involve undue risk to income or principal. In general, however, these types of securities are issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The lowest rating categories in which the Fund will invest are CCC/Caa.

For defensive purposes, the Fund may temporarily depart from its investment objective and invest without limitation in money market instruments. This could help the Fund avoid losses but may mean lost opportunities.


PRIMARY RISKS
Market risk
Credit risk
Interest rate risk
Foreign risk
Leverage risk


See "Primary Risk Considerations" at page 00 for a detailed discussion of the Fund's risks.

                                    (Sidebar)

PREFERRED STOCK See page 00.

CONVERTIBLE SECURITY See page 00.

WARRANTS
Contracts that allow the bearer to purchase shares for a specified price at a future date.

YANKEE BONDS See page 00.


BELOW INVESTMENT GRADE SECURITIES See page 00.

                            [Enclose in shaded boxes]

ANTICIPATING A STOCK'S GROWTH POTENTIAL
Analysts employ two common measurements, earnings per share and price-earnings ratio (P/E), to help them determine how much they may be paying for a company's future earnings power. For example, the higher the P/E, the greater the expectations are for a company's earnings to grow.


INTEREST RATES AND BOND MATURITIES
Bonds with longer maturities will be more affected by interest rate changes than intermediate-term bonds. For example, if interest rates go down, the price of long-term bonds will increase more rapidly than the price of intermediate-term bonds.

HOW HAS THE FUND PERFORMED?


The chart and table below give an indication of the Fund's risks and performance. The chart shows you how the performance of the Fund's Class A shares has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT THE FUND'S PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF HOW IT WILL PERFORM IN THE FUTURE.




YEAR-BY-YEAR TOTAL RETURN (as of 12/31 each year)
Class A:


                         Year         Return
                    -------------------------------
                         1997         17.19%
                         1998         12.45%



BEST QUARTER:           3Q97         13.89%

WORST QUARTER:          3Q98        -11.71%


Class A total return is shown without the applicable sales load.
If the sales load was included, total return would have been lower.




AVERAGE ANNUAL TOTAL RETURN (as of 12/31/98)*

                                     1 Year         Since
                                                  Inception
                                    --------------------------


Class A** (Inception 1/2/97)         5.98%          24.20%
Lehman Bros. Aggregate               8.69%          19.19%
   Bond Index
Standard & Poor's Midcap             19.11%         57.54%
   400 Index

*Because Class B and Class C share do not have annual returns for a full calendar year, Class B and Class C performance is not presented here.

**Class A share performance reflects the deduction of the maximum sales load.

CONSECO EQUITY FUND


Our equity fund offers investors an opportunity to participate in the growth of a variety of corporations by investing in a portfolio of common stocks.

INVESTMENT OBJECTIVE

The Fund seeks to provide a high equity total return, consistent with preservation of capital and a prudent level of risk.

ADVISER'S STRATEGY


The Fund primarily invests in common stocks and other U.S. and foreign securities with similar characteristics, including CONVERTIBLE SECURITIES and WARRANTS.

Normally, the Fund will be widely diversified by industry and company, but will focus on SMALL- AND MID-CAP COMPANIES.

The Adviser looks for securities that will provide the two elements of total return:

     o Price appreciation
     o Income from dividends


In selecting equity securities, the Adviser considers the following factors:
     o Growth trends of the stock's issuer and the industry it represents
     o Significant purchases and sales of the stock by corporate insiders
     o Recent changes in earnings per share and their deviations from analysts' expectations
     o Relative price-earnings ratios, as compared to industry peers and earning growth potential
     o The stock's historical price movement

For defensive purposes, the Fund may temporarily depart from its investment objective and invest without limitation in money market instruments. This could help the Fund avoid losses but may mean lost opportunities.


PRIMARY RISKS
Market risk
Liquidity and valuation risk
Small company risk


See "Primary Risk Considerations" at page 00 for a detailed discussion of the Fund's risks.


                              (Sidebar definitions)

CONVERTIBLE SECURITIES See page 00.

WARRANTS See page 00.

                             [Enclose in shaded box]


SMALL- AND MID-CAP COMPANIES
Generally refers to companies in the earlier period of their growth expectations, from start-ups to better established firms. While these companies have potential for attractive long-term returns, their securities may involve greater risks, and more volatility, than investments in larger companies with a stronger competitive advantage. The Adviser's extensive research efforts can play a greater role in selecting securities from this sector than from larger companies.


HOW HAS THE FUND PERFORMED?


The chart and table below give an indication of the Fund's risks and performance. The chart shows you how the performance of the Fund's Class A shares has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT THE FUND'S
PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF HOW
IT WILL PERFORM IN THE FUTURE.



YEAR-BY-YEAR TOTAL RETURN (as of 12/31 each year)
Class A:


                         Year         Return
                    -------------------------------
                         1997         22.90%
                         1998         16.11%



BEST QUARTER:            4Q98         28.09%

WORST QUARTER:           3Q98        -20.52%

Class A total return is shown without the applicable sales load.
If the sales load was included, total return would have been lower.




AVERAGE ANNUAL TOTAL RETURN (as of 12/31/98)*

                                    1 Year           Since
                                                   Inception
                                    --------------------------


Class A** (Inception 1/2/97)         9.43%          34.50%
Standard & Poor's 500                28.57%         71.46%
   Index
Standard & Poor's Midcap             19.11%         57.54%
   400 Index


*Because Class B and Class C share do not have annual returns for a full calendar year, Class B and Class C performance is not presented here.

**Class A share performance reflects the deduction of the maximum sales load.

CONSECO INTERNATIONAL FUND


Our international fund offers investors a way to access some of the attractive growth prospects of companies located outside of the United States.

INVESTMENT OBJECTIVE

The Fund seeks to realize long-term capital appreciation.

THE INTERNATIONAL FUND'S STRATEGY

Under normal circumstances, the Fund invests at least 80% of its assets in common stocks and securities convertible into common stocks from at least three different countries outside of the United States.

Currently, the eligible countries include:

AUSTRALIA    DENMARK    HONG KONG     MEXICO       PORTUGAL       SWEDEN
AUSTRIA      FINLAND    IRELAND       NETHERLANDS  SINGAPORE      SWITZERLAND
BELGIUM      FRANCE     ITALY         NEW ZEALAND  SOUTH KOREA    UNITED KINGDOM
CANADA       GERMANY    JAPAN         NORWAY       SPAIN


The Fund will place a primary emphasis on identifying undervalued securities. Generally, these will have most or all of the following characteristics:
     o Above-average earnings growth potential
     o A market price below perceived economic value
     o Below average price-earnings ratio
     o Below average price to book value ratio
     o Above-average dividend yields

The Fund's investment advisers determine the growth earnings prospects of companies based on a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Fund's investment advisers believe that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.


The Fund's investment advisers will consider potential changes in currency exchange rates when choosing stocks. When it is believed that a foreign currency may suffer a decline against the U.S. dollar, the Fund may trade forward foreign currency contracts to hedge currency fluctuations of underlying stock positions

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment-grade short-term obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

PRIMARY RISKS
Currency risk
Foreign risk
Leverage risk
Market risk


See "Primary Risk Considerations" at page 00 for a detailed discussion of the Fund's risks.


Investing in international markets increases additional risks that need to be considered:
     o Currency exchange rate fluctuations
     o Political and financial instability
     o Less  liquidity and greater  volatility of foreign  investments
     o Lack of uniform accounting, auditing and financial reporting standards
     o Less government regulation and supervision of foreign stock exchanges, brokers and listed companies
     o Increased  price  volatility
     o Delays in transaction settlement in some foreign markets
     o Adverse impact of euro conversion on the business or financial conditions of companies in which Fund is invested.


 (Enclose in shaded box)


THE FUND'S STRUCTURE
The Conseco International Fund seeks its investment objective by investing all of its investable assets in the AMR Investment Services' Trust International Equity Portfolio (the "Portfolio"), an investment company which has substantially the same investment objective and policies as the Fund. AMR Investment Services, Inc. (AMR) manages the "Portfolio." This type of structure is commonly known as a "master feeder" structure (see the Statement of Additional Information [SAI] for more details).


AMR undertakes the following activities in managing the "Portfolio":
     o Selecting investment advisers
     o Allocating assets among advisers
     o Monitoring results
     o Coordinating activities among investment advisers to ensure regulatory compliance

                                    (Sidebar)

INVESTMENT GRADE DEBT SECURITIES See page 00.


HOW HAS THE FUND PERFORMED?

The chart and table below give an indication of the Fund's risks and performance. The chart shows you how the performance of the Fund's Class
A shares has varied from year to year.
The table compares the Fund's performance over time to that of a broad measure of market performance. WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT THE FUND'S PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF HOW IT WILL PERFORM IN THE FUTURE.





YEAR-BY-YEAR TOTAL RETURN (as of 12/31 each year)
Class A:


                         Year         Return
                    -------------------------------
                         1998         9.80%




BEST QUARTER:            4Q98        13.80%

WORST QUARTER:           3Q98       -15.78%

The Fund's year to date total return as of 12/31/98 was 5.46%.




Class A total return is shown without the applicable sales load.
If the sales load was included, total return would have been lower.











AVERAGE ANNUAL TOTAL RETURN (as of 12/31/98)*

                                       Since
                                     Inception
                                --------------------


Class A** (Inception 1/2/98)         3.49%
Morgan Stanley Capital Int'l         20.33%
   Europe, Australia, Far East
   Index (EAFE)


*Because Class B and Class C shares do not have annual returns for a full calendar year, Class B and Class C performance is not presented here.

**Class A share performance reflects the deduction of the maximum sales load.

CONSECO 20 FUND

This focus Fund offers investors a way to capitalize on those equity selections that the Adviser believes are the best through one concentrated portfolio.

INVESTMENT OBJECTIVE

The Fund seeks capital appreciation.

ADVISER'S STRATEGY

Normally, the Fund will invest at least 65% of its assets in common stocks of companies that the Adviser believes have above-average growth prospects.


The Fund is NON-DIVERSIFIED and will normally concentrate its investments in a core position of approximately 20 to 30 common stocks. While the Fund invests in securities issued by large-cap companies, a substantial portion of these securities may be issued by SMALL- AND MID-CAP COMPANIES.

The Adviser looks for companies that demonstrate strong growth potential, preferring:
     o Companies whose earnings appear likely to continue in an upward direction
     o Companies that demonstrate the ability to consistently grow their earnings at a faster rate than their peer group
     o Companies whose stocks appear to the Adviser to be undervalued in the marketplace


In selecting equity securities, the Adviser considers the following factors:
     o High return on invested capital
     o Sound financial policies and a strong balance sheet
     o Competitive advantages (including innovative products and services)
     o Effective research, product development and marketing
     o Stable, capable management

The Fund may also invest in any or all of the following:
     o PREFERRED STOCK
     o CONVERTIBLE SECURITIES
     o WARRANTS
     o Fixed income securities(when the Adviser believes they are more attractive than stocks on a long-term basis)




If the Adviser believes that market conditions warrant a defensive position, the Fund may temporarily depart from its investment objective and invest without limitation in cash and short-term debt securities. This could help the Fund avoid losses but may mean lost opportunities.

PRIMARY RISKS
Concentration risk
Market risk
Small company risk
Liquidity and valuation risk
Foreign risk

See "Primary Risk Considerations" at page 00 for a detailed discussion of the Fund's risks.

(Sidebar)


NON-DIVERSIFIED
A fund is considered non-diversified if it does not limit by the percentage of assets it may invest in any one issuer. The success or failure of one issuer may cause the Fund to fluctuate more than it would in a diversified fund.

SMALL- AND MID-CAP COMPANIES See page 00.

PREFERRED STOCK See page 00.

CONVERTIBLE SECURITIES See page 00.

WARRANTS See page 00.



HOW HAS THE FUND PERFORMED?
The chart and table below give an indication of the Fund's risks and performance. The chart shows you how the performance of the Fund's Class
A shares has varied from year to year.
The table compares the Fund's performance over time to that of a broad measure of market performance. WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT THE FUND'S PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF HOW IT WILL PERFORM IN THE FUTURE.






YEAR-BY-YEAR TOTAL RETURN (as of 12/31 each year)
Class A:



                         Year         Return
                    -------------------------------
                         1998         28.00%



BEST QUARTER:            4Q98         29.69%

WORST QUARTER:           3Q98        -17.13%

Class A total return is shown without the applicable sales load.
If the sales load was included, total return would have been lower.



AVERAGE ANNUAL TOTAL RETURN (as of 12/31/98)*

                                        Since
                                     Inception
                                --------------------


Class A** (Inception 1/2/98)         20.64%
Standard & Poor's 500                28.57%
   Index
Standard & Poor's Midcap             19.11%
   400 Index


*Because Class B and Class C shares do not have annual returns for a full calendar year, Class B and Class C performance is not presented here.


**Class A share performance reflects the deduction of the maximum sales load.

PRIMARY RISK CONSIDERATIONS
All Fund investments are subject to risk and may decline in value. The principal risks of investing in the Funds are described below. Each Fund's exposure to risk depends upon its specific investment profile. The amount and types of risk vary depending on:


     o The Fund's investment objective
     o The Fund's ability to achieve its objective
     o The markets in which the Fund invests
     o The investments the Fund makes in those markets
     o Prevailing economic conditions over the period of an investment

CONCENTRATION RISK The risk that if a Fund has most of its investments in a few securities or a single sector, its portfolio will be more susceptible to factors adversely affecting issuers of those few securities or within that sector than would a more diversified portfolio of securities.


CREDIT RISK
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. Securities rated below investment grade are especially susceptible to this risk.

CURRENCY RATE RISK
The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

FOREIGN RISK
The risk that foreign issuers may be subject to foreign political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital. In addition, there may be changes in foreign governmental attitudes towards private investment, possibly leading to nationalization, increased taxation or confiscation of investors' assets. Investments in issuers located or doing business in emerging or developing markets are especially susceptible to these risks.

INTEREST RATE RISK
The risk that changing interest rates may adversely affect the value of an investment. With fixed income securities, an increase in interest rates typically causes the value of those securities to fall, while a decline in interest rates may produce an increase in the market value of those securities. Because of this risk, an investment in a Fund that invests in fixed income securities is subject to risk even if all the fixed income securities in the Fund's portfolio are paid in full at maturity. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities.

LEVERAGE RISK
The risk that borrowing, or some derivative investments, such as forward commitment transactions, may multiply smaller market movements into large changes in value.

LIQUIDITY AND VALUATION RISKS
The risk that securities that were liquid when purchased by a Fund may become temporarily illiquid (i.e., not be sold readily) and hard to value, especially in declining markets.

MARKET RISK
The risk that the market value of a Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or may affect the market as a whole.

MUNICIPAL MARKET RISK
The risk that special factors may negatively affect the value of municipal securities, and, as a result, a Fund's share price. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A Fund may invest in municipal obligations that are related in such a way that an economic, business or political development or change affecting one of these obligations would also affect the other obligations.

PREPAYMENT RISK
The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund to re-invest in obligations with lower interest rates than the original obligations.

RESTRICTED SECURITIES RISK
The risk that a buyer will be difficult to come by and selling price will need to be less than originally anticipated because these restricted securities may only be sold in privately negotiated transactions.


SMALL COMPANY RISK
The risk that investments in smaller companies may be more volatile than investments in larger companies. Smaller companies generally experience higher growth rates and higher failure rates than do larger companies. The trading volume of the securities of smaller companies is normally lower than that of larger companies. The tendency of short-term changes in the demand for the securities of smaller companies generally has a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.


YEAR 2000
The Funds could be adversely affected by problems relating to the inability of computer systems used by the Adviser and the Funds' other service providers to recognize the year 2000. While year 2000-related computer problems could have a negative effect on the Funds, the Adviser is working to avoid these problems in its own computer systems and to obtain assurances from service providers that they are taking similar steps.

EURO CONVERSION
The Funds also could be adversely affected by the conversion of European currencies into the Euro beginning January 1, 1999. This conversion will not be complete until 2002, and its full implementation may be delayed. Difficulties with the conversion and potential delays may significantly impact European capital markets and could increase volatility in world capital markets.

It is impossible to know whether the problems associated with both Year 2000 and Euro conversion, which could disrupt operations of investments if uncorrected, have been adequately addressed until the dates in question arrive.

Please note that there are other circumstances not described here which could adversely affect your investment and potentially prevent a Fund from achieving its objectives.

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. These expenses are deducted from the Funds' assets.




SHAREHOLDER FEES (fees paid directly from your investment)


                       CONSECO CONSECO  CONSECO
                        FIXED    HIGH    CONVERTIBLE  CONSECO
                        INCOME  YIELD   SECURITIES   BALANCED
                        FUND     FUND     FUND        FUND
---------------------------------------------------------------
Maximum Front-End
Sales Charge (Load)
Imposed on Purchases
Class A                 5.00%    5.75%      5.75%     5.75%
Class B and C           None     None       None      None

Maximum Deferred
Sales Charge (Load)
Class A                 None     None       None      None
Class B*                5.00%    5.00%      5.00%     5.00%
Class C**               1.00%    1.00%      1.00%     1.00%








                       CONSECO      CONSECO      CONSECO
                       EQUITY     INTERNATIONAL    20
                        FUND         FUND         FUND
---------------------------------------------------------------
Maximum Front-End
Sales Charge (Load)
Imposed on Purchases
Class A                 5.75%        5.75%       5.75%
Class B and C           None         None        None

Maximum Deferred
Sales Charge (Load)
Class A                 None         None        None
Class B*                5.00%        5.00%       5.00%
Class C**               1.00%        1.00%       1.00%





The Funds do not charge any fees for reinvesting dividends, or redeeming or exchanging fund shares.

*The maximum 5% contingent deferred sales charged applies to sales of Class B shares during the first year after purchase. The charge generally declines annually, receiving zero after six years.
**The maximum 1% contingent deferred sales charge applies only if an investor sells Class C shares within the first year after purchase.


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from each Fund's assets) as a % of average daily net assets




CLASS A SHARES


                              CONSECO  CONSECO  CONSECO
                              FIXED    HIGH     CONVERTIBLE  CONSECO
                              INCOME   YIELD   SECURITIES   BALANCED
                              FUND     FUND     FUND         FUND
--------------------------------------------------------------------------------
Management and
Administrative Fees           0.65%    0.90%    1.05%        0.90%

Distribution (12b-1) Fees     0.65%    0.50%    0.50%        0.50%

Other Expenses                0.64%    0.72%    0.57%        0.86%
                              ----     ----     ----         ----


Equals: Total Annual
Fund Operating Expenses       1.94%    2.12%    2.12%        2.26%
                              ----     ----     ----         ----

Less: Fee Waiver
and/or Expense
Reimbursement*                0.69%    0.72%    0.57%        0.76%
                              ----     ----     ----         ----


Equals: Net Expenses          1.25%    1.40%    1.55%        1.50%
                              ====     ====     ====         ====



CLASS A SHARES

                              CONSECO    CONSECO     CONSECO
                              EQUITY  INTERNATIONAL     20
                              FUND        FUND         FUND
--------------------------------------------------------------------------------
Management and
Administrative Fees           0.90%     1.23%          0.90%

Distribution (12b-1) Fees     0.50%     0.50%          0.50%

Other Expenses                0.70%     1.11%          0.75%
                              ----      ----           ----


Equals: Total Annual
Fund Operating Expenses      2.10%      2.84%          2.15%

Less: Fee Waiver
and/or Expense
Reimbursement*               0.60%      0.59%          0.40%
                             ----       ----           ----

Equals: Net Expenses         1.50%      2.25%          1.75%
                             ====       ====           ====




CLASS B SHARES



                             CONSECO  CONSECO   CONSECO
                              FIXED    HIGH   CONVERTIBLE  CONSECO
                             INCOME   YIELD   SECURITIES   BALANCED
                              FUND     FUND     FUND         FUND
--------------------------------------------------------------------------------
Management and
Administrative Fees           0.65%    0.90%    1.05%        0.90%

Distribution (12b-1) Fees     1.00%    1.00%    1.00%        1.00%

Other Expenses                1.12%    0.85%    1.75%+       2.03%
                              ----     ----     ----         ----


Equals: Total Annual
Fund Operating Expenses       2.77%    2.75%    3.80%        3.93%

Less: Fee Waiver
and/or Expense
Reimbursement*                1.17%    0.85%    1.75%        1.93%
                              ----     ----     ----         ----


Equals: Net Expenses          1.60%    1.90%    2.05%        2.00%
                              ====     ====     ====         ====



CLASS B SHARES

                            CONSECO    CONSECO         CONSECO
                             EQUITY   INTERNATIONAL      20
                              FUND       FUND           FUND
--------------------------------------------------------------------------------
Management and
Administrative Fees           0.90%     1.23%          0.90%

Distribution (12b-1) Fees     1.00%     1.00%          1.00%

Other Expenses                2.95%     0.81%          0.83%
                              ----      ----           ----


Equals: Total Annual
Fund Operating Expenses       4.85%     3.04%          2.73%

Less: Fee Waiver
and/or Expense
Reimbursement*                2.85%     0.29%          0.48%
                              ----      ----           ----


Equals: Net Expenses          2.00%     2.75%          2.25%
                              ====      ====           ====



CLASS C SHARES



                            CONSECO  CONSECO  CONSECO
                             FIXED    HIGH   CONVERTIBLE  CONSECO
                            INCOME   YIELD   SECURITIES   BALANCED
                             FUND     FUND     FUND         FUND
--------------------------------------------------------------------------------
-
Management and
Administrative Fees           0.65%    0.90%    1.05%        0.90%

Distribution (12b-1) Fees     1.00%    1.00%    1.00%        1.00%

Other Expenses                4.26%    1.13%    1.75%+       1.50%
                              ----     ----     ----         ----


Equals: Total Annual
Fund Operating Expenses        5.91%   3.03%    3.80%        3.40%

Less: Fee Waiver
and/or Expense
Reimbursement*                 4.31%   1.13%    1.75%        1.40%
                               ----    ----     ----         ----


Equals: Net Expenses          1.60%    1.90%    2.05%        2.00%
                              ====     ====     ====         ====



CLASS C SHARES

                            CONSECO      CONSECO    CONSECO
                             EQUITY   INTERNATIONAL   20
                             FUND        FUND        FUND
--------------------------------------------------------------------------------
Management and
Administrative Fees           0.90%     1.23%         0.90%

Distribution (12b-1) Fees     1.00%     1.00%         1.00%

Other Expenses                6.61%     1.03%         0.82%
                              ----      ----          ----


Equals: Total Annual
Fund Operating Expenses       8.51%     3.26%         2.72%

Less: Fee Waiver
and/or Expense
Reimbursement*                6.51%     0.51%         0.47%
                              ----      ----          ----


Equals: Net Expenses          2.00%     2.75%         2.25%
                              ====      ====          ====






* PURSUANT TO A CONTRACTUAL ARRANGEMENT WITH THE FUND, THE ADVISER, DISTRIBUTOR AND ADMINISTRATOR HAVE AGREED TO WAIVE FEES AND/OR REIMBURSE FUND EXPENSES THROUGH 4/30/00, SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF EACH FUND ARE LIMITED TO THE NET EXPENSES FOR EACH RESPECTIVE FUND, AS SET FORTH ABOVE. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES.

** MANAGEMENT FEES IN THE FEE TABLE REFLECT ONLY THE CONSECO INTERNATIONAL FUND'S PRO RATA PORTION OF THE PORTFOLIO'S MANAGEMENT FEES. SIMILARLY, BECAUSE OF THE MASTER-FEEDER STRUCTURE, OTHER EXPENSES IN THE FEE TABLE COMBINE THE CONSECO INTERNATIONAL FUND'S EXPENSES AND THAT FUND'S PRO RATA PORTION OF THE PORTFOLIO'S EXPENSES.


+Because the Fund has not completed a full fiscal year, other expenses are estimated.

EXPENSE EXAMPLE

This example will help you compare the cost of investing in the Conseco Fund Group to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:



                      CONSECO    CONSECO     CONSECO
                       FIXED       HIGH    CONVERTIBLE    CONSECO    CONSECO     CONSECO
                      INCOME      YIELD     SECURITIES   BALANCED    EQUITY   INTERNATIONAL    CONSECO
                       FUND        FUND       FUND         FUND       FUND        FUND         20 FUND
                     ----------------------------------------------------------------------------------
CLASS A SHARES

1 Year                 $62        $71         $72          $72        $72         $79            $74
3 Year*               $101       $113        $114         $117       $113        $134           $117
5 Year*               $143       $158        $159         $165       $158        $193           $162
10 Years              $262       $286        $286         $300       $284        $355           $289


CLASS B SHARES

1 Year                 $66        $69         $71          $70        $70         $78            $73
3 Year*               $104       $107        $130         $132       $151        $120           $109
5 Year*               $157       $158        $204         $209       $249        $176           $159
10 Years              $279       $284        $353         $368       $423        $327           $283


CLASS C SHARES

1 Year                 $26        $29         $31          $30        $30         $38            $33
3 Year*               $140        $82        $100          $91       $198         $95            $79
5 Year*               $273       $150        $184         $167       $387        $165           $139
10 Years              $647       $338        $417         $376       $910        $356           $304





* THE EXAMPLES FOR 3, 5 AND 10 YEARS DO NOT TAKE INTO ACCOUNT THE EXPENSE WAIVER/REIMBURSEMENT DESCRIBED ABOVE. UNDER THE REIMBURSEMENT ARRANGEMENT, YOUR COST FOR THE 3, 5 AND 10 YEAR PERIODS WOULD BE LOWER.

                                   MANAGEMENT


ADVISER
Conseco Capital Management, Inc. (CCM) is a wholly owned subsidiary of Conseco, Inc., a publicly owned financial services company that provides specialized annuity, life and health insurance products. CCM serves as the "Adviser" to each of the Funds and as adviser to other registered investment companies. In addition to managing the invested assets of Conseco, Inc., CCM manages foundations, endowments, corporations, government and union clients. As of December 31, 1998, CCM managed over $35.3 billion.

CCM is also responsible for recommending and monitoring the performance of the investment company in which Conseco International Fund, which operates in a "master-feeder" structure, invests. If it is dissatisfied with the performance of that company, CCM may propose (i) to take on the management of the International Fund internally or (ii) recommend a different investment company to invest the assets of the International Fund. Any such change would require approval from the Board of Trustees.


ADVISORY FEES
For the fiscal year ended 12/31/98, the advisory fee paid to the Adviser by each Fund was as follows:




          --------------------------------------------------------------------------------------------------
                                                                               ADVISORY FEES PAID
                   FUND NAME                                             (expressed as a percentage of
                                                                         average daily net assets)
          --------------------------------------------------------------------------------------------------
                   Conseco Fixed Income Fund                           0.00%
          --------------------------------------------------------------------------------------------------
                   Conseco High Yield Fund                             0.00%
          --------------------------------------------------------------------------------------------------
                   Conseco Convertible Securities Fund                 0.06%
          --------------------------------------------------------------------------------------------------
                   Conseco Balanced Fund                               0.00%
          --------------------------------------------------------------------------------------------------
                   Conseco Equity Fund                                 0.18%
          --------------------------------------------------------------------------------------------------
                   Conseco International Fund                          0.00%
          --------------------------------------------------------------------------------------------------
                   Conseco 20 Fund                                     0.15%
          --------------------------------------------------------------------------------------------------



ADVISER TO THE INTERNATIONAL EQUITY PORTFOLIO

AMR, a wholly owned subsidiary of AMR Corporation, oversees all administrative, investment advisory and portfolio management services for the AMR Investment Services Trust International Equity Portfolio (the "Portfolio") - the Fund in which the Conseco International Fund invests. As of December 31, 1998, AMR had approximately $20.4 billion in assets under management.

For the services provided, AMR receives an annualized advisory fee from the Portfolio that is equal to the sum of 0.10% of the net assets of the Portfolio, plus all fees payable by AMR to the portfolio's investment advisers described below. AMR also receives compensation in connection with the Portfolio's securities lending activities. If the Portfolio lends its portfolio securities and receives cash collateral from the borrower, AMR may receive up to 25% of the net annual interest income (the gross interest earned by the investment less the amount paid to the borrower as well as related expenses) received from the investment of this cash. If a borrower posts collateral other than cash, the borrower will pay a loan fee to the Portfolio. AMR may receive up to 25% of the loan fees posted by borrowers. Currently, AMR receives 10% of the net annual interest income from the investment of cash collateral or 10% of the loan fees posted by borrowers.


SUB-ADVISERS TO THE INTERNATIONAL EQUITY PORTFOLIO
The following three investment advisers have agreements with AMR to provide investment management and related record-keeping services to the Portfolio. Each investment adviser has discretion to purchase and sell securities for its segment of the Portfolio's assets in accordance with the Portfolio's objective, policies and restrictions.


Hotchkis and Wiley is a division of the Capital Management Group of Merrill Lynch Asset Management, L.P., a wholly owned subsidiary of Merrill Lynch & Co., Inc. As of December 31, 1998, assets under management were approximately $14.5 billion.


Independence Investment Associates, Inc. (IIA) is a wholly owned subsidiary of John Hancock Mutual Life Insurance Company. As of December 31, 1998, IIA, together with funds managed for its parent company, had assets under management totaling approximately $30.4 billion.


Lazard Asset Management, is a division of Lazard Freres (Lazard). As of December 31, 1998, Lazard had discretionary investment management authority with respect to approximately $70 billion of assets.

As compensation for its services, each investment sub-adviser is paid a fee by AMR out of the proceeds of the management fee received by AMR from the Portfolio.

                                    (Sidebar)

CONSECO CAPITAL MANAGEMENT, INC.
11825 N. Pennsylvania Street, Carmel, Indiana 46032

AMR INVESTMENT SERVICES, INC.
4333 Amon Carter Boulevard, MD 5645, Fort Worth, Texas 76155

HOTCHKIS AND WILEY
725 South Figueroa Street, Suite 4000, Los Angeles, California 90017


INDEPENDENCE INVESTMENT ASSOCIATES, INC.
53 State Street, Boston, Massachusetts 02109

LAZARD ASSET MANAGEMENT
30 Rockefeller Plaza, New York, New York 10112







PORTFOLIO MANAGERS OF THE CONSECO FUND GROUP


CONSECO FIXED INCOME FUND

GREGORY J. HAHN, CFA, SENIOR VICE PRESIDENT, PORTFOLIO ANALYTICS
At CCM, Mr. Hahn is also responsible for the portfolio analysis and management of the institutional client accounts and analytical support for taxable portfolios. In addition, he is responsible for SEC registered investment products, investments in the insurance industry and is portfolio manager of other affiliated investment companies. Mr. Hahn joined the Adviser as Vice President and portfolio manager in 1989.


G. NOLAN SMITH, CFA, VICE PRESIDENT, PORTFOLIO ANALYTICS
At CCM, Mr. Smith is also responsible for taxable and tax-exempt, fixed income and institutional client accounts. He is also a portfolio manager of other affiliated investment companies. Prior to joining the Adviser in 1995, Mr. Smith was a portfolio manager at Strong Capital Management, where he managed the Strong Municipal Money Market, Short-Term and Municipal Bond Funds.


CONSECO HIGH YIELD FUND

PETER C. ANDERSEN, CFA, VICE PRESIDENT, PORTFOLIO ANALYTICS
At CCM, Mr. Andersen is responsible for managing below investment grade fixed income portfolios for institutional client accounts and is the portfolio manager of other affiliated investment companies. Prior to joining the Adviser in 1997, he was a portfolio manager for Colonial Management Associates, where he managed over $650 million in high-yield, tax-free mutual funds.

WILLIAM F. FICCA, VICE PRESIDENT AND DIRECTOR OF RESEARCH
At CCM, Mr. Ficca also oversees the Adviser's research efforts and is the portfolio manager of other investment products managed by the Adviser. Mr. Ficca joined the Adviser as Assistant Vice President in 1991.

CONSECO CONVERTIBLE SECURITIES FUND

ANDREW S. CHOW, CFA, FLMI, VICE PRESIDENT
At CCM, Mr. Chow is also responsible for trading mortgage-backed securities, exchange and over-the-counter derivatives and convertible securities. Additionally, he is portfolio manager for fixed income institutional client accounts. He joined the Adviser as Assistant Vice President in 1991.


CONSECO BALANCED FUND

GREGORY J. HAHN, CFA, SENIOR VICE PRESIDENT, PORTFOLIO ANALYTICS
Mr. Hahn is the portfolio manager of the fixed income portion of the Fund. See Conseco Fixed Income Fund for Mr. Hahn's complete biography.

THOMAS J. PENCE, CFA, SENIOR VICE PRESIDENT
Mr. Pence is portfolio manager of the equity portion of the Fund. Since joining the Adviser in 1992, Mr. Pence has been responsible for the management of all of the Adviser's equity portfolios and for the oversight of the equity investment process. Additionally, he is portfolio manager of other affiliated investment companies.

CONSECO EQUITY FUND

THOMAS J. PENCE, CFA, SENIOR VICE PRESIDENT
See Conseco Balanced Fund for Mr. Pence's complete biography.

CONSECO 20 FUND

THOMAS J. PENCE, CFA, SENIOR VICE PRESIDENT
See Conseco Balanced Fund for Mr. Pence's complete biography.

ERIK J. VOSS, ASSISTANT VICE PRESIDENT, SENIOR SECURITIES ANALYST
At CCM, Mr. Voss is also responsible for assisting in the research and portfolio management efforts for all of the Adviser's equity portfolios. Prior to joining the Adviser in 1996, Mr. Voss worked as an equity analyst for Gardner Lewis Asset Management for over three years.

                                  YOUR ACCOUNT


CHOOSING A SHARE CLASS

The distributor, Conseco Equity Sales, Inc., offers three classes of Conseco Fund Group shares in this prospectus: A, B and C. Each class has its own expense structure. This allows you to choose the shares that best meets your investment needs.

The primary differences between the classes of shares is the initial sales charge and contingent deferred sales charge (CDSC) structures and the ongoing annual expenses. How should you determine which share class is best for you? Considerations generally include:
     o The amount you wish to invest
     o Your investment time horizon
     o The Fund's expenses and charges

Ask your financial adviser for assistance in determining your most appropriate pricing option.

                                    (Sidebar)

------------------------------------------------------------------------------------------------------------
Class A                                      Class B                                  Class C
------------------------------------------------------------------------------------------------------------
Initial sales charge of 5.75% or less for    No initial sales charge                  No initial sales charge
all Funds - except Conseco Fixed Income
Fund (5.00% or less)

See schedules on page 00

------------------------------------------------------------------------------------------------------------
Lower sales charges for larger               Contingent deferred sales charge         Deferred sales charge
investments available                        of 5% or less on shares sold within      of 1%, paid if you
                                             six years                                sell shares within one
                                                                                      year of purchase


See schedules on page 00                     See schedule on page 00

------------------------------------------------------------------------------------------------------------
                                             Automatic conversion to Class A shares
                                             at net asset value in the eighth year

-----------------------------------------------------------------------------------------------------------
Please consult your financial               Please consult your financial intermediary or the SAI for a
intermediary or the SAI for a               complete list of CDSC waivers
complete list of sales load waivers
------------------------------------------------------------------------------------------------------------
For actual past expenses of Class A, B and C shares, see the Annual Fund Operating Expense table information earlier in this
prospectus.


                                    (sidebar)

In addition to Class A, B and C shares, Conseco Fund Group also offers in a separate prospectus Class Y shares to qualifying individual investors, or to institutional investors, including:

     o Tax-qualified plans with at least $10 million in assets or 250 plan eligible employees
     o Banks and insurance companies investing for their own accounts
     o Investment companies unaffiliated with the Adviser
     o Tax-qualified retirement plans of the Adviser or qualified financial intermediaries who have a contract with the distributor
     o Endowments, foundations and other charitable organizations
     o Wrap fee accounts or asset allocation programs where the shareholder pays an asset-based fee


PURCHASES OF CLASS A SHARES

The public offering price of Class A shares is the Fund's net asset value (NAV) per share, plus an initial sales charge that may vary depending on the amount invested.

                                    (sidebar)

NET ASSET VALUE (NAV)
The market value of a fund's securities and other assets less its liabilities divided by total number of outstanding shares.


The sales charge for Class A shares:

CLASS A SALES CHARGE - ALL FUNDS EXCEPT CONSECO FIXED INCOME FUND

------------------------------------------------------------------------------------------------------------
On Purchases of:                              As a % of Public       As a % of Net             Dealer
Offering Price         Amount Invested           Reallowance
                                                                     As a % of
                                                 Offering
     Price
------------------------------------------------------------------------------------------------------------
Less than $50,000                             5.75%                  6.10%                     5.00%
-----------------------------------------------------------------------------------------------------------
$50,000 to $99,999                            4.50%                  4.71%                     3.75%
------------------------------------------------------------------------------------------------------------
$100,000 to $249,999                          3.50%                  3.63%                     2.75%
------------------------------------------------------------------------------------------------------------
$250,000 to $499,999                          2.50%                  2.56%                     2.00%
-----------------------------------------------------------------------------------------------------------
$500,000 or over                              None                   None                      1.00%
------------------------------------------------------------------------------------------------------------

CLASS A SALES CHARGE - CONSECO FIXED INCOME FUND

------------------------------------------------------------------------------------------------------------
On Purchases of:                             As a % of Public        As a % of Net             Dealer
                                             Offering Price          Amount Invested           Reallowance
As a % of
Offering
Price
------------------------------------------------------------------------------------------------------------
Less than $50,000                            5.00%                   5.56%                     4.50%
------------------------------------------------------------------------------------------------------------
$50,000 to $99,999                           4.50%                   4.71%                     3.75%
------------------------------------------------------------------------------------------------------------
$100,000 to $249,999                         3.50%                   3.63%                     2.75%
------------------------------------------------------------------------------------------------------------
$250,000 to $499,999                         2.50%                   2.56%                     2.00%
-----------------------------------------------------------------------------------------------------------
$500,000 or over                             None                    None                      1.00%
------------------------------------------------------------------------------------------------------------

Although you may pay an initial sales charge when you buy Class A shares, the ongoing expenses of this class are lower than those of Class B or C.

REDUCING YOUR SALES CHARGES FOR CLASS A SHARE PURCHASES

You may be eligible to buy Class A shares with a reduced sales charge in one or more of the following ways:


RIGHTS OF ACCUMULATION: Allows you to include the value of your existing Conseco Fund Group investments together with the value of any shares you hold in a FEDERATED MONEY MARKET FUND (FMMF) to your current investment to determine the applicable sales charge.

         (sidebar)

         FEDERATED MONEY MARKET FUND
         You may also purchase shares of a money market fund currently managed by Federated Management through a separate prospectus. That prospectus is available upon request by calling 800-986-3384.

COMBINED PURCHASES: Allows you to include the cumulative value of all of your Conseco Fund Group investments with the value of investments made by other qualifying persons to determine the amount of reduction in sales charge. Qualifying persons include trustees or other fiduciaries, as well as qualified employee benefit plans of a single corporation or of corporations affiliated with each other in accordance with the 1940 Act (see Statement of Additional Information [SAI] for specific information).

In addition, if you own a Conseco Variable Insurance Company variable annuity contract, the current cash value of the contract will be aggregated with your shares to determine your sales charge.

You or your financial intermediary must provide documentation to the Transfer Agent each time a purchase that qualifies for a reduced sales charge is made.

LETTER OF INTENT: Allows you to commit to invest a certain amount in Class A shares of any or all of the Funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You may also include your existing Conseco Fund Group investments to further reduce your sales charge.

See the SAI and the application for further details on how you can take advantage of these cost-reduction programs.

PURCHASE OF CLASS B SHARES

Class B shares are offered at their net asset value per share without any initial sales charge. Your entire purchase amount is immediately invested.

However, a contingent deferred sales charge (CDSC) is imposed upon Class B shares redeemed within six years of their purchase. The CDSC is based on the number of shares you are selling and on the lessor of:
    o The NAV of shares at the time of purchase
    o The NAV of shares at the time of redemption

The longer the time between the purchase and the sale of shares, the lower the rate of the CDSC. A Class B share purchase may not exceed $500,000.

DETERMINING THE CDSC

------------------------------------------------------------------------------------------------------------
Redemption During                                            Contingent Deferred Sales Charge
------------------------------------------------------------------------------------------------------------
1st year since purchase                                      5%
------------------------------------------------------------------------------------------------------------
2nd year since purchase                                      4%
------------------------------------------------------------------------------------------------------------
3rd year since purchase                                      3%
------------------------------------------------------------------------------------------------------------
4th year since purchase                                      3%
------------------------------------------------------------------------------------------------------------
5th year since purchase                                      2%
-----------------------------------------------------------------------------------------------------------
6th year since purchase                                      1%
------------------------------------------------------------------------------------------------------------
7th year since purchase                                      0%
------------------------------------------------------------------------------------------------------------
8th year since purchase                                     0% (Converts to Class A shares of equal dollar
                                                            value;  Class A shares have lower ongoing
                                                            expenses than Class B shares)
------------------------------------------------------------------------------------------------------------

For purposes of this CDSC, purchases made on any day during the calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC (those acquired through reinvestments of dividends or capital gains distributions). The CDSC, if any, payable on shares acquired through an exchange between Conseco Funds will be calculated based on the original purchase date of the Class B shares exchanged.

PURCHASE OF CLASS C SHARES

With Class C shares, you pay no sales charge when you invest, but you are charged a contingent deferred sales charge (CDSC) when you sell shares you have held for one year or less. In this case, shares are subject to a CDSC on redemptions equal to 1% of the lower of:
     o The NAV of shares at the time of purchase
     o The NAV of shares at the time of redemption

Class C shares held one year or longer are not subject to this CDSC.

The ongoing expenses of Class C shares are higher than those of Class A shares. Class C shares never convert to any other class of shares.

The CDSC also will not apply to shares acquired by the reinvestment of dividends or capital gains distributions. The order in which Class C shares are redeemed will be determined as described for Class B shares (see "Purchase of Class B Shares").

DETERMINING SHARE PRICE

A Fund's share price is the total fair market value of its assets minus its liabilities, called net asset value, divided by the total number of shares outstanding. Because the value of each Fund's securities changes every business day, the Fund's share price usually changes as well.

Each Fund calculates its net asset value (NAV) per share on each business day that the New York Stock Exchange (NYSE) is open.


For each of the Funds except the Conseco International Fund, NAV is calculated at the close of regular trading on the NYSE (normally 4:00 p.m., Eastern Time). The NAV is generally based on the market price of securities held in a Fund.

In the case of the Conseco International Fund, foreign securities may trade in their local markets on weekends or other days when a Fund does not price its shares. Therefore, the NAV of Funds holding foreign securities may change on days when shareholders will not be able to buy or sell their Fund shares.

Under the direction of the Board, the Funds may use a practice known as fair value pricing under the following circumstances:
     o Securities and assets for which market quotations are not readily available
     o Events that occur after an exchange closes are likely to affect the value of the security
     o Fund management strongly believes a market price is not reflective of the security's appropriate value

BUYING SHARES

OPENING A NEW ACCOUNT IS EASY

The Funds are open for business each day the New York Stock Exchange (NYSE) is open for business. The Funds are closed for business on:

--------------------------------------------------------------------------------
Saturday                        Presidents' Day      Labor Day
Sunday                          Good Friday          Thanksgiving Day
New Year's Day                  Memorial Day         Christmas Day
Martin Luther King, Jr. Day     Independence Day

--------------------------------------------------------------------------------


When placing purchase orders, investors should specify whether the order is for Class A, Class B or Class C shares. There are three convenient ways to begin your Conseco Fund Group investment program.


-----------------------------------------------------------------------------------------------------------
Through Financial Intermediaries      By Bank Wire                        By Mail
-----------------------------------------------------------------------------------------------------------

Shares of the Funds may be            Wire your investment to:            Simply complete and sign an
purchased through authorized          ABA#011000028                       application to begin the process.
broker-dealers, financial             State Street Bank
institutions and service              Boston, MA                          Make your check payable to
therewith whom the distributor        Reference your customer name,       Fund of your choice.*
has a selling agreement.              fund name and fund account number   Account #9905-244-1
                                                                          If you are adding to your
Important note: Each institution                                          existing account, indicate your
may have its own procedures and       For NEW accounts, please promptly   Fund account number directly on
requirements for buying and selling   complete and mail the account       the check.
shares and may charge fees. Contact   application form to the Funds at
your financial professional for       the address given under "By Mail."  Mail your application and check
more information.                                                         to:
                                      The Funds currently do not charge   Conseco Fund Group
                                      for wire transfers, although your   P.O. Box 8017
                                      bank may.                           Boston, Massachusetts
                                                                          02266-8017
-----------------------------------------------------------------------------------------------------------
*No third-party checks are accepted.





Payment for the shares purchased through a financial institution is due on the settlement date. The settlement date is normally three business days after the order has been executed. WHEN MAKING PAYMENT FOR CONFIRMED PURCHASES VIA FEDERAL FUNDS WIRE, YOU MUST REFERENCE THE CONFIRMATION NUMBER
TO ENSURE TIMELY CREDIT.

It is the responsibility of the broker, dealer, or other financial intermediary to forward customer orders received prior to the close of the NYSE to the Transfer Agent prior to its close of business that same day (normally 4:00 p.m., Eastern Time). Check with your investment professional to find out if they have an internal deadline for receiving your order to ensure processing that day.

Shares are purchased at the next share price calculation after your investment is received. The Funds reserve the right to reject any purchase order.

                                    (Sidebar)

     PLEASE INDICATE WHETHER YOU WOULD LIKE THE ABILITY TO REDEEM OR EXCHANGE SHARES BY TELEPHONE OR WIRE WHEN YOU COMPLETE YOUR APPLICATION.

CHOOSE YOUR INVESTMENT AMOUNT

Conseco Fund Group offers a flexible range of minimum investment amounts to initiate - or add to - your investment program.



MINIMUM INVESTMENTS PER FUND

--------------------------------------------------------------------------------
To open an account                                                     $250
--------------------------------------------------------------------------------
To make a subsequent investment                                         $50
--------------------------------------------------------------------------------
To open a pre-authorized investment plan to transfer                    $50
assets from bank account to Fund
--------------------------------------------------------------------------------
To open a retirement account through salary reduction                   $10
--------------------------------------------------------------------------------
Initiate a Dollar Cost Averaging (DCA) Plan through                  $5,000
Federated money market fund account
--------------------------------------------------------------------------------
Transfer assets from DCA Plan to Fund                       $250 each month
--------------------------------------------------------------------------------

These requirements may be changed or waived at any time at the discretion of the Funds' officers.


                                    (Sidebar)

DOLLAR COST AVERAGING: A CONVENIENT OPTION


Through our dollar cost averaging (DCA) program, you can transfer equal amounts of money on a regular basis from our Federated Money Market Fund to another investment choice.

If you have at least $5,000 invested in the money market fund, you can transfer a minimum of $250 a month into a Conseco fund. This investment plan helps you buy more shares when the market is low and fewer shares when the market is high. When you make regular investments of a given amount, you will end up investing at different share prices over time. Over time, this can help lower the average price you pay per share.

Of course, dollar cost averaging cannot assure a profit or protect against a loss. Additionally, since such a plan involves continuous investment in securities regardless of fluctuating price levels, investors should consider the financial ability required to continue purchases through periods of low price levels.

PURCHASES BY CHECK


To avoid fees and delays, all checks should be drawn only on U.S. banks in U.S. funds. A charge may be imposed if any check submitted for investment does not clear. Third-party checks will not be accepted. When you purchase shares by check, you will not be allowed to redeem the shares until your investment has been in the account for 15 business days. The Fund reserves the right to cancel any purchase order for which payment has not been received by the third business day following placement of the order.

ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE


Electronic transfers through the Automated Clearing House ("ACH") allow you to initiate a purchase or redemption for as little as $50 or as much as $50,000 between your bank account and Fund account using the ACH network. Initial purchase minimums apply.

You must complete the "ACH" section of the application for this privilege to be applicable.

PRE-AUTHORIZED INVESTMENT PLAN

You can establish a pre-authorized investment plan where your personal bank account is automatically debited and your Fund account is automatically credited with additional full and fractional shares ($50 minimum monthly investment). For further information on this process, please contact the Transfer Agent at 800-986-3384. The minimum investment requirements may be waived by the Funds for purchases made using certain programs such as payroll deduction plans and retirement plans.

SELLING SHARES


Redemption requests require your account number, the exact name of your account and your Social Security or taxpayer identification number. The Fund will mail a check to your account address or, if you have elected the wire redemption privilege, the Fund will wire the proceeds to your bank on the following business day.

You may sell, or redeem, some or all of your shares on any business day by doing one of the following.

---------------------------------------------------------------------------------------------------------
THROUGH FINANCIAL INTERMEDIARY       BY TELEPHONE                       BY MAIL
---------------------------------------------------------------------------------------------------------

If you bought your shares through a   Individual investors may           Financial intermediaries, as
broker/dealer or other financial      communicate redemption orders by   well as institutional and
intermediary, you may redeem your     telephone.                         individual investors, may sell
shares by calling them directly.                                         shares by writing the Funds at
                                                                         the following address:
Financial intermediaries may
communicate redemption orders by                                                 Conseco Fund Group
wire and telephone.                                                              P.O. Box 8017
                                                                                 Boston, Massachusetts
Important note: Each institution                                                 02266-8017
may have its own procedures and
requirements for buying and selling                                      Redemption certifications and
shares and may charge fees. Contact                                      signature guarantees may be
your financial professional for                                          required.
more information.

--------------------------------------------------------------------------------------------------------


Redemption orders placed through a financial intermediary will receive the next calculated net asset value after the order has been accepted, minus any applicable contingent deferred sales charge.

It is the responsibility of the financial intermediary to forward customer redemption orders received prior to the close of the NYSE to the Transfer Agent prior to its close of business that same day (normally 4:00 p.m., Eastern Time).

MORE ABOUT SELLING YOUR SHARES

Your shares will be sold at the next NAV calculated after your order is accepted. Your order will be processed promptly and you will generally receive the proceeds within seven business days.

A Fund may delay payment up to 15 days or longer in the event the check you used to purchase shares has not cleared. To shorten this delay, consider purchasing your shares by bank wire through federal funds.

Under certain extraordinary circumstances, where the law allows additional time, a Fund may suspend the right to redeem shares.

REDEEMING CLASS B AND C SHARES

Shares acquired through reinvestment of dividends and capital gains distributions will be redeemed first, followed by shares held for the longest period of time.

Upon redemption of Class B shares acquired through an exchange, the contingent deferred sales charge, if any, will be calculated based on the original purchase date of the shares exchanges.

Upon redemption of Class C shares acquired through an exchange and held less than one year, the contingent deferred sales charge, if any, will also be calculated based on the original purchase date of the shares exchanged.

REDEMPTIONS BY MAIL

Redemption certification is provided on the application. A signature guarantee is required for redemptions of $50,000 or more. A signature guarantee may be obtained from most banks, brokers and dealers, credit unions, savings associations and financial institutions, but not from a notary public.

REDEMPTIONS BY WIRE OR TELEPHONE

Financial intermediaries may charge for their services in connection with your redemption request but neither the Funds nor the Distributor impose any such charges.

Although the Funds and the Transfer Agent will not be responsible for the authenticity of telephone instructions, the following procedures have been established to confirm that instructions communicated by telephone are genuine:
     o Recording telephone instructions for exchanges and expedited redemptions
     o Requiring the caller to give certain specific identifying information
     o Providing written confirmations to shareholders not later than five days following a telephone transaction

If the Funds and the Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

Certain financial intermediaries may be authorized to accept redemption orders on behalf of the Funds. A Fund will be deemed to have received a redemption order when such a financial intermediary accepts the order.

EXPEDITED REDEMPTIONS

You may have the payment of redemption requests (of $250 or more) wired or mailed directly to a designated domestic commercial bank account. Normally, such payments will be transmitted on the second business day following receipt of the request.

For telephone redemptions, call the Transfer Agent at (800) 986-3384. You must complete the "Expedited Redemptions" section of the application for this privilege to be applicable.

ADDITIONAL SHAREHOLDER SERVICES

SYSTEMATIC WITHDRAWAL PLAN

This plan may be used for routine payments to you or a designated party.

If you reinvest your distributions, you can have regular monthly or quarterly payments withdrawn, at no charge, in excess of $50, as long as the account has a value of at least $5,000.

To elect this plan, simply complete the appropriate section on the application. Redemptions are normally processed on or about the 25th day of each month or quarter. Checks are then mailed on or about the first of the following month.

Changing or terminating your plan is easy. Simply give written notice to the Transfer Agent.

EXCHANGE PRIVILEGE


You may exchange shares of one Conseco Fund for shares of the same class of any other Fund, or for shares of the Federated Money Market Fund, without paying an additional sales charge.

The value of shares to be exchanged must meet the fund's minimum investment requirement.

          CLASS A SHARES An initial sales charge for Class A shares, if applicable, will be made on exchanges from the Federated Money Market Fund to a Fund's Class A shares.

          CLASS B AND C SHARES Although a contingent deferred sales charge
          (CDSC) is not charged upon an exchange to another fund or FMMF within the same class of shares, a CDSC may be applied on redemptions from the Federated Money Market Fund based on the original purchase date of the Class B or Class C shares exchanged.

Shares from the Federated Money Market Fund may be exchanged back to the originating Class of shares without any additional charges. In the case of Class B and C shares, a contingent deferred sales charge (CDSC) may be applied on subsequent redemptions from any fund based on the original purchase date of the shares.

Normally, exchanges can be completed on the same business day.

                                     (Sidebar)

REINSTATEMENT PRIVILEGE

You may reinstate your investment by reinvesting any or all of your redemption proceeds within 180 calendar days.
     o Reinvest redemptions from Class A shares at net asset value without any initial sales charge.
     o Reinvest redemptions from your Class B or Class C shares and you will be reimbursed pro rata for the contingent deferred sales charge paid

The reinstatement privilege may be utilized only once per Fund investment and may be subject to other restrictions.

                                    (Sidebar)

RECORD-KEEPING MADE EASY

You will receive a confirmation of each new transaction in your account. You may rely on these confirmations in lieu of certificates, which will not be issued, as evidence of your ownership.

DIVIDENDS AND DISTRIBUTIONS



Each Fund distributes at least 90% of its net investment income to shareholders.


Net investment income for all of the Funds, except the Conseco International Fund, consists of all dividends and interest received, less expenses (including fees payable to the Adviser and its affiliates). For Conseco International Fund, investors receive a proportionate share of the Portfolio's dividends and interest, less the Fund's expenses and its proportionate share of the Portfolio's expenses.

Dividends from net investment income are declared, and paid, by each Fund according to the schedule below. The Trustees may elect to change dividend distribution intervals.



SCHEDULE OF DIVIDEND PAYMENTS

--------------------------------------------------------------------------------
FUND                                                    DECLARED AND PAID
--------------------------------------------------------------------------------
Conseco Fixed Income Fund                               Monthly
--------------------------------------------------------------------------------
Conseco High Yield Fund                                 Monthly
--------------------------------------------------------------------------------
Conseco Convertible Securities Fund                     Monthly
--------------------------------------------------------------------------------
Conseco Balanced Fund                                   Quarterly
--------------------------------------------------------------------------------
Conseco Equity Fund                                     Quarterly
--------------------------------------------------------------------------------
Conseco 20 Fund                                         Quarterly
--------------------------------------------------------------------------------
Conseco International Fund                              Annually
--------------------------------------------------------------------------------



Any capital gains are generally declared and distributed to shareholders annually after the close of the Fund's fiscal year. These include net capital gains (the excess of net long-term capital gain over net short-term capital loss), net short-term capital gains, and net realized gains from foreign currency transactions. In the case of Conseco International Fund, they include the Fund's proportionate share of the Portfolio's gains.

Dividends and other distributions paid on each class of shares of a Fund are calculated at the same time and in the same manner. Dividends on each class might be affected differently by the allocation of other class-specific expenses.

CHOOSE HOW TO USE YOUR DISTRIBUTIONS

Conseco Fund Group offers you a number of ways to receive your distributions. When you open your account, simply specify on your application any one of the options that meets your needs.

Keep in mind, all Fund distributions are reinvested for retirement accounts unless specific circumstances are met. Call the Funds at 800-986-3384 for further information.

HERE ARE YOUR OPTIONS

REINVEST ALL DISTRIBUTIONS in additional Fund shares.

REINVEST ONLY INCOME DIVIDENDS in additional Fund shares. Receive other distributions in cash.

REINVEST ONLY OTHER DISTRIBUTIONS in additional Fund shares. Receive income dividends in cash.

RECEIVE ALL DISTRIBUTIONS IN CASH. Distributions can be sent via check to you, or by wire to your bank account.

TAX CONSIDERATIONS

Your investment in a Fund has tax consequences that you need to consider.
The amount you will owe in taxes will vary depending on many factors, such as your tax bracket, how long you held your shares, and whether you owe alternative minimum tax. Some of the more common federal tax consequences are described here, but you should consult your tax adviser about your own situation. (See the Statement of Additional Information for more information.)

TAXABLE DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions.

Except for tax-advantaged retirement accounts, dividends from the Funds' taxable income generally will be taxable to you as ordinary income, whether paid in cash or reinvested in additional shares.

Capital gains distributions, whether paid in cash or reinvested in additional shares, will be taxable to you, regardless of how long you have held your Fund shares. When designated as such, short-term gains are treated as ordinary income. Long-term gains are taxed as long-term capital gains regardless of how long the fund shares have been held.

Income distributions and short-term capital gain distributions are generally taxed as ordinary income. Distributions of other capital gains are generally taxed as long-term capital gains. The tax treatment of capital gain distributions depends on how long the Fund held the securities it sold, not when you bought your shares of the fund, or whether you reinvested your distributions.

TAXES ON SALES OR EXCHANGES

Selling your shares may result in a taxable gain or loss to you, depending on whether you receive more or less than what the shares cost you.

Share exchanges, from one Fund to another within the same share class, generally will have the same tax consequences as if those shares had been sold.

No gain or loss will be triggered as a result of the automatic conversion of Class B shares into Class A shares.

BACKUP WITHHOLDING
When sending in your application, it's important to provide your Social Security or other taxpayer ID number. If we don't have this number, or if the IRS informs us that you are subject to backup withholding, the IRS requires the Fund to withhold 31% of all money you receive from the Fund, whether from selling your shares or from distributions.

DISTRIBUTION AND SERVICE PLANS

The Funds have adopted Distribution and Service Plans (12b-1 Plan) for Class A, B and C shares to compensate the Distributor, Conseco Equity Sales, Inc., for distributing the shares and servicing the accounts of shareholders of each such class. The following chart provides the fees paid for the respective share classes. Because these distributions and service fees are paid out of each share Class' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


-----------------------------------------------------------------------------------------------
Class A Shares                                    Class B and Class C Shares
-----------------------------------------------------------------------------------------------

For all the Funds, excluding the Conseco Fixed    Fees paid to the Distributor may not be more
Income Fund, fees paid to the Distributor may     than 1.00% annually of each Fund's average
be no more than 0.50% annually of the average     daily net assets attributable to these
daily net assets attributable to Class A          classes.
shares.

For the Conseco Fixed Income Fund, fees paid to the Distributor may be no more than 0.65% annually of the average daily net assets attributable to Class A shares.

-----------------------------------------------------------------------------------------------




Payments also may be made by the Distributor to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales-related costs for each of the share classes. However, the portion of these payments for shareholder servicing may not exceed an annual rate of .25% of the average daily net asset value attributable to the class of shares owned by the financial intermediary's clients.

PAYMENTS TO FINANCIAL INTERMEDIARIES

------------------------------------------------------------------------------------------------------------
CLASS A SHARES                        CLASS B SHARES                      CLASS C SHARES
------------------------------------------------------------------------------------------------------------
The sales charge you pay on the       Since these shares are sold         Since these shares are sold
purchase of Class A shares may be     without sales charges, the          without sales charges, the
retained by the selling broker,       Distributor provides compensation   Distributor provides compensation
dealer or other financial             to brokers, dealers and financial   to brokers, dealers and financial
intermediary.                         intermediaries from its own         intermediaries from its own
                                      assets.                             assets.

                                      This compensation is equal to 4%    This compensation is equal to 1%
                                      of the purchase amount.             of the purchase amount.
------------------------------------------------------------------------------------------------------------
                                      The proceeds from the contingent deferred sales charge and the 12b-1 fee, in part, are used to defray these expenses.
------------------------------------------------------------------------------------------------------------


ADMINISTRATIVE FEES

The following chart provides an explanation of services provided by Conseco Services, LLC (the Funds' "Administrator") and the fees paid for such services.



--------------------------------------------------------------------------------------------------
ALL FUNDS, EXCLUDING THE CONSECO INTERNATIONAL    CONSECO INTERNATIONAL FUND
FUND
--------------------------------------------------------------------------------------------------
Services provided include:                        Services provided include:
  o  Supervising the preparation and filing          o  Monitoring the performance of the
     of all documents required for                      investment company in which the
     Fund compliance                                    Conseco International Fund invests
  o  Supervising the maintenance of books            o  Coordinating the Fund's
     and records                                        relationship with that investment
  o  Other general and administrative                   company
     responsibilities                                o  Communicating with the Board and
                                                        shareholders regarding the
For such services, the Administrator receives fees      performance of that investment
of .20% annually of each Fund's average daily           company and the Fund's
net assets.                                             master-feeder structure

                                                  For such services, the Administrator
                                                  receives a fee of .75% annually of the
                                                  Fund's   average   daily   net  assets.
-------------------------------------------------------------------------------------------------




FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers, LLC whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request.


The Financial Highlights for the Conseco International Fund are presented separately from the remaining six funds due to its October 31 fiscal year-end.

================================================================================
                        FINANCIAL HIGHLIGHTS-(CONTINUED)
                               December 31, 1998


                                                        CONSECO              CONSECO         CONSECO                 CONSECO
                                                      FIXED INCOME          HIGH YIELD     CONVERTIBLE               BALANCED
                                                          FUND                 FUND      SECURITIES FUND               FUND
                                                          ----                 ----      ---------------               ----
                                                                                             FOR THE
                                                                                           PERIOD FROM
                                                                                           COMMENCEMENT
                                                                                           OF OPERATIONS
                                                                                       (SEPTEMBER 28, 1998)
                                                       YEAR ENDED          YEAR ENDED         THROUGH               Year Ended
Class A Shares                                    1998           1997          1998      December 31, 1998     1998          1997
                                                  ----           ----          ----      -----------------     ----          ----
Net asset value per share, beginning of period .$ 10.13         $10.00       $ 10.00         $ 10.00          $10.73        $10.00
Income from investment operations (a):
  Net investment income (loss) .................   0.55           0.66          0.76            0.10            0.30          0.28
  Net realized gains (losses) and change in
    unrealized appreciation (depreciation)
    on investments .............................   0.20           0.18         (0.10)           1.00            1.03          1.43
                                                   ----           ----         -----            ----            ----          ----
    Total income from investment operations ....   0.75           0.84          0.66            1.10            1.33          1.71
                                                   ====           ====          ====            ====            ====          ====
Distributions:
  Dividends from net investment income .........  (0.55)         (0.58)        (0.66)         (0.10)           (0.24)        (0.27)

  Distribution of net capital gains ............  (0.12)         (0.13)           --             --           (0.13)        (0.71)
                                                   ----          -----          -----           ----            ----          ----
Total distributions ............................  (0.67)         (0.71)        (0.66)          (0.10)          (0.37)        (0.98)
                                                   ----          -----          -----           ----            ----          ----
    Net asset value per share, end of period ...$ 10.21         $10.13       $ 10.00         $ 11.00          $11.69        $10.73
                                                  =====          =====         =====           =====           =====         =====
Total return (b) (c) ...........................   7.57%          8.66%         6.56%         11.04%(d)        12.45%        17.19%
                                                  =====          =====         =====           =====           =====         =====
Ratios/supplemental data:
  Net assets (dollars in thousands),
   end of period ...............................$30,684           $153       $28,199         $27,611         $26,064        $1,076
   Ratio of expenses to average net assets (b) .   1.25%          1.25%         1.40%           1.55%           1.50%         1.50%
   Ratio of net investment income (loss)
    to average net assets (annualized) (b) .....   5.28%          5.51%         7.76%           3.80%           2.66%         2.50%


----------
(a) Per share amounts presented are based on an average of monthly shares outstanding throughout the periods indicated.
(b) The Advisor, Administrator and Distributor have voluntarily agreed to waive their fees and/or reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds on an annual basis 1.25% for the Conseco Fixed Income, 1.40% for the Conseco High Yield, 1.55% for the Conseco Convertible Securities, 1.50% for the Conseco Balanced and Conseco Equity and 1.75% for the Conseco 20 Funds. These limits may be discontinued by the Advisor, Administrator and Distributor at any time after April 30, 1999. If the aforementioned agreements had not been in effect during the period, the annualized ratio of expenses to average net assets would have been 1.94% for the Conseco Fixed Income, 2.12% for the Conseco High Yield, 2.12% for the Conseco Convertible Securities, 2.26% for the Conseco Balanced, 2.10% for the Conseco Equity and 2.15% for the Conseco 20 Funds. If the aforementioned agreements had not been in effect for the year ended December 31, 1997, the annualized ratio of expenses to average net assets would have been 13.67 % for the Conseco Fixed Income, 12.44 % for the Conseco Balanced and 4.85 % for the Conseco Equity Funds.
(c) Total return figures do not include sales loads; results would be lower if sales charges were included.
(d)  Not annualized

================================================================================
                        FINANCIAL HIGHLIGHTS-(CONTINUED)
                               December 31, 1998

                                                       CONSECO        CONSECO
                                                        EQUITY           20
                                                         FUND           FUND
                                                    --------------      ----
                                                      YEAR ENDED     YEAR ENDED
Class A Shares                                      1998      1997      1998
                                                    ----      ----      ----
 Net asset value per share, beginning of period .  $ 11.07    $10.00     $10.00
 Income from investment operations (a):
  Net investment income (loss) ..................      --     (0.04)     (0.02)
  Net realized gains (losses) and change in
    unrealized appreciation (depreciation)
    on investments ..............................    1.79      2.33       2.82
                                                     ----      ----       ----
    Total income from investment operations .....    1.79      2.29       2.80
                                                     ----      ----       ----
Distributions:
  Dividends from net investment income ..........   (0.01)       --         --
  Distribution of net capital gains .............   (0.30)    (1.22)        --
                                                     ----      ----       ----
Total distributions .............................   (0.31)    (1.22)        --
                                                     ----      ----       ----
    Net asset value per share, end of period .... $ 12.55    $11.07     $12.80
                                                  =======    ======     ======
Total return (b) (c) ............................   16.11%    22.90%     28.00%
                                                  =======    ======     ======
Ratios/supplemental data:
  Net assets (dollars in thousands),
  end of period ................................. $26,203    $4,877    $33,845
  Ratio of expenses to average net assets (b) ...    1.50%     1.50%      1.75%
  Ratio of net investment income (loss)
    to average net assets (annualized) (b) ......      --     (0.35%)    (0.22%)

------------

(a) Per share amounts presented are based on an average of monthly shares outstanding throughout the periods indicated.
(b) The Advisor, Administrator and Distributor have voluntarily agreed to waive their fees and/or reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds on an annual basis 1.25% for the Conseco Fixed Income, 1.40% for the Conseco High Yield, 1.55% for the Conseco Convertible Securities, 1.50% for the Conseco Balanced and Conseco Equity and 1.75% for the Conseco 20 Funds. These limits may be discontinued by the Advisor, Administrator and Distributor at any time after April 30, 1999. If the aforementioned agreements had not been in effect during the period, the annualized ratio of expenses to average net assets would have been 1.94% for the Conseco Fixed Income, 2.12% for the Conseco High Yield, 2.12% for the Conseco Convertible Securities, 2.26% for the Conseco Balanced, 2.10% for the Conseco Equity and 2.15% for the Conseco 20 Funds. If the aforementioned agreements had not been in effect for the year ended December 31, 1997, the annualized ratio of expenses to average net assets would have been 13.67 % for the Conseco Fixed Income, 12.44 % for the Conseco Balanced and 4.85 % for the Conseco Equity Funds.
(c) Total return figures do not include sales loads; results would be lower if sales charges were included.
(d)  Not annualized

================================================================================
                        FINANCIAL HIGHLIGHTS-(CONTINUED)
                               December 31, 1998


                                                        CONSECO             CONSECO                CONSECO             CONSECO
                                                      FIXED INCOME         HIGH YIELD            CONVERTIBLE           BALANCED
                                                          FUND                FUND            SECURITIES FUND            FUND
                                                    ----------------     ----------------      ----------------     ----------------
                                                    FOR THE PERIOD     FOR THE PERIOD FROM  FOR THE PERIOD FROM  FOR THE PERIOD FROM
                                                    FROM COMMENCEMENT      COMMENCEMENT          COMMENCEMENT        COMMENCEMENT
                                                      OF OPERATIONS        OF OPERATIONS        OF OPERATIONS       OF OPERATIONS
                                                    (MARCH 20, 1998)    (FEBRUARY 19,1998)   (SEPTEMBER 28,1998) (FEBRUARY 10, 1998)
                                                        THROUGH              THROUGH               THROUGH               THROUGH
CLASS B SHARES                                      DECEMBER 31,1998     DECEMBER 31,1998      DECEMBER 31,1998     DECEMBER 31,1998
                                                    ----------------     ----------------      ----------------     ----------------
Net asset value per share, beginning of period ........  $10.24               $10.44                $10.00               $11.20
Income from investment operations (a):
  Net investment income (loss) ........................    0.36                 0.60                  0.08                 0.19
  Net realized gains (losses) and change in
    unrealized appreciation (depreciation)
    on investments ....................................    0.14                (0.48)                 1.00                 0.57
                                                          -----                -----                 -----                -----
    Total income from investment operations ...........    0.50                 0.12                  1.08                 0.76
                                                          -----                -----                 -----                -----
Distributions:
  Dividends from net investment income ................   (0.45)               (0.59)                (0.08)               (0.22)
  Distribution of net capital gains ...................   (0.10)                  --                    --                (0.13)
                                                          -----                -----                 -----                -----
Total distributions ...................................   (0.55)               (0.59)                (0.08)               (0.35)
                                                          -----                -----                 -----                -----
    Net asset value per share, end of period ..........  $10.19                $9.97                $11.00               $11.61
                                                           ====                 ====                 =====                 ====
Total return (b) (c) (d) ..............................    4.97%                1.12%                10.89%                6.83%
                                                           ====                 ====                 =====                 ====
Ratios/supplemental data:
  Net assets (dollars in thousands), end of period.....  $2,619              $11,271                    $1               $1,301
  Ratio of expenses to average net assets (b) .........    1.60%                1.90%                 2.05%                2.0%
  Ratio of net investment income (loss)
    to average net assets (annualized) (b) ............    4.83%                7.27%                 3.02%                2.09%


----------

(a) Per share amounts presented are based on an average of monthly shares outstanding throughout the periods indicated.
(b) The Advisor, Administrator and Distributor have voluntarily agreed to waive their fees and/or reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds on an annual basis 1.60% for the Conseco Fixed Income, 1.90% for the Conseco High Yield, 2.05% for the Conseco Convertible Securities, 2.00% for the Conseco Balanced and Conseco Equity and 2.25% for the Conseco 20 Funds. These limits may be discontinued by the Advisor, Administrator and Distributor at any time after April 30, 1999. If the aforementioned agreements had not been in effect during the period, the annualized ratio of expenses to average net assets would have been 2.77% for the Conseco Fixed Income, 2.75% for the Conseco High Yield, 154.76% for the Conseco Convertible Securities, 3.93% for the Conseco Balanced, 4.85% for the Conseco Equity and 2.73% for the Conseco 20 Funds.
(c) Total return figures do not include sales loads; results would be lower if sales charges were included.
(d)  Not annualized.

================================================================================
                        FINANCIAL HIGHLIGHTS-(CONTINUED)
                               December 31, 1998

                                                 CONSECO           CONSECO
                                                 EQUITY              20
                                                  FUND              FUND
                                             ----------------  ----------------
                                             FOR THE PERIOD    FOR THE PERIOD
                                            FROM COMMENCEMENT FROM COMMENCEMENT
                                              OF OPERATIONS     OF OPERATIONS
                                            (JANUARY 28,1998) (FEBRUARY 18,1998)
                                                 THROUGH           THROUGH
CLASS B SHARES                              DECEMBER 31,1998   DECEMBER 31,1998
                                            ----------------   ----------------
Net asset value per share, beginning of
period .......................................... $11.09           $11.21
Income from investment operations (a):
  Net investment income (loss) ..................  (0.06)           (0.07)
  Net realized gains (losses) and change in
    unrealized appreciation (depreciation)
    on investments ..............................   1.75             1.57
                                                    ----             ----
      Total income from investment
      operations ................................   1.69             1.50
                                                    ----             ----
Distributions:
  Dividends from net investment income ..........  (0.01)              --
  Distribution of net capital gains .............  (0.30)              --
                                                    ----             ----
Total distributions .............................  (0.31)            0.00
                                                    ----             ----
      Net asset value per share,
      end of period ............................. $12.47           $12.71
                                                  ======           ======
Total return (b) (c) (d) ........................  15.20%           13.38%
                                                  ======           ======
Ratios/supplemental data:
  Net assets (dollars in thousands),
  end of period . ............................... $1,634           $7,270
  Ratio of expenses to average net assets (b) ...   2.00%            2.25%
  Ratio of net investment income (loss)
    to average net assets (annualized) (b) ......  (0.60%)          (0.78%)

----------
(a) Per share amounts presented are based on an average of monthly shares outstanding throughout the periods indicated.
(b) The Advisor, Administrator and Distributor have voluntarily agreed to waive their fees and/or reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds on an annual basis 1.60% for the Conseco Fixed Income, 1.90% for the Conseco High Yield, 2.05% for the Conseco Convertible Securities, 2.00% for the Conseco Balanced and Conseco Equity and 2.25% for the Conseco 20 Funds. These limits may be discontinued by the Advisor, Administrator and Distributor at any time after April 30, 1999. If the aforementioned agreements had not been in effect during the period, the annualized ratio of expenses to average net assets would have been 2.77% for the Conseco Fixed Income, 2.75% for the Conseco High Yield, 154.76% for the Conseco Convertible Securities, 3.93% for the Conseco Balanced, 4.85% for the Conseco Equity and 2.73% for the Conseco 20 Funds.
(c) Total return figures do not include sales loads; results would be lower if sales charges were included. (d) Not annualized.

================================================================================
                        Financial Highlights--(Continued)
                               December 31, 1998



                                                        CONSECO             CONSECO                CONSECO             CONSECO
                                                      FIXED INCOME         HIGH YIELD            CONVERTIBLE           BALANCED
                                                          FUND                FUND            SECURITIES FUND            FUND
                                                    ----------------     ----------------      ----------------     ----------------
                                                    FOR THE PERIOD     FOR THE PERIOD FROM  FOR THE PERIOD FROM  FOR THE PERIOD FROM
                                                    FROM COMMENCEMENT      COMMENCEMENT          COMMENCEMENT        COMMENCEMENT
                                                      OF OPERATIONS        OF OPERATIONS        OF OPERATIONS       OF OPERATIONS
                                                    (MARCH 5, 1998)     (FEBRUARY 19, 1998)  (SEPTEMBER 28, 1998)(FEBRUARY 13, 1998)

                                                        THROUGH              THROUGH               THROUGH               THROUGH
CLASS C SHARES                                      DECEMBER 31,1998     DECEMBER 31, 1998     DECEMBER 31, 1998   DECEMBER 31, 1998
                                                    ----------------     ----------------      ----------------     ----------------
Net asset value per share, beginning of period ......... $10.13               $10.44                $10.00              $11.31
Income from investment operations (a):
  Net investment income (loss) ..........................  0.38                 0.59                  0.08                0.20
  Net realized gains (losses) and change in
    unrealized appreciation (depreciation)
    on investments ......................................  0.26                (0.50)                 1.00                0.48
                                                          -----                -----                 -----               -----
    Total income from investment operations .............  0.64                 0.09                  1.08                0.68
                                                          -----                -----                 -----               -----
Distributions:
  Dividends from net investment income .................. (0.44)               (0.58)                (0.08)              (0.20)
  Distribution of net capital gains ..................... (0.10)                  --                    --               (0.13)
                                                          -----                -----                 -----               -----
Total distributions ..................................... (0.54)               (0.58)                (0.08)              (0.33)
                                                          -----                -----                 -----               -----
    Net asset value per share, end of period ............$10.23                $9.95                $11.00              $11.66
                                                         ======                =====                ======              ======
Total return (b) (c) (d) ................................  6.44%                0.88%                10.89%               6.10%
                                                         ======                =====                ======              ======
Ratios/supplemental data:
  Net assets (dollars in thousands), end of period ......$  539               $3,685                    $1              $1,197
  Ratio of expenses to average net assets (b) ...........  1.60%                1.90%                 2.05%               2.00%
  Ratio of net investment income (loss)
    to average net assets (annualized) (b) ..............  4.98%                7.22%                 3.02%               2.08%


----------
(a) Per share amounts presented are based on an average of monthly shares outstanding throughout the periods indicated.
(b) The Advisor, Administrator and Distributor have voluntarily agreed to waive their fees and/or reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds on an annual basis 1.60% for the Conseco Fixed Income, 1.90% for the Conseco High Yield, 2.05% for the Conseco Convertible Securities, 2.00% for the Conseco Balanced and Conseco Equity and 2.25% for the Conseco 20 Funds. These limits may be discontinued by the Advisor, Administrator and Distributor at any time after April 30, 1999. If the aforementioned agreements had not been in effect during the period, the annualized ratio of expenses to average net assets would have been 5.91% for the Conseco Fixed Income, 3.03% for the Conseco High Yield, 154.76% for the Conseco Convertible Securities, 3.40% for the Conseco Balanced, 8.51% for the Conseco Equity and 2.72% for the Conseco 20 Funds.
(c) Total return figures do not include sales loads; results would be lower if sales charges were included.
(d)  Not annualized.

                                                              CONSECO FUND GROUP
Financial Highlights-(Continued)                              1998 ANNUAL REPORT
================================================================================
                        Financial Highlights--(Continued)
                               December 31, 1998

                                                 Conseco           Conseco
                                                 Equity              20
                                                  Fund              Fund
                                             ----------------  ----------------
                                             FOR THE PERIOD    FOR THE PERIOD
                                            FROM COMMENCEMENT FROM COMMENCEMENT
                                              OF OPERATIONS     OF OPERATIONS
                                           (FEBRUARY 19, 1998) (MARCH 10, 1998)
                                                 THROUGH           THROUGH
CLASS C SHARES                              DECEMBER 31, 1998  DECEMBER 31, 1998
                                            -----------------  -----------------

Net asset value per share, beginning of
  period ..........................................$11.98          $11.82
Income from investment operations (a):
  Net investment income (loss) .................... (0.06)          (0.07)
  Net realized gains (losses) and change in
    unrealized appreciation (depreciation)
    on investments ................................  0.93            1.00
                                                   ------          ------
      Total income from investment operations .....  0.87            0.93
                                                   ------          ------
Distributions:
  Dividends from net investment income ............ (0.01)             --
  Distribution of net capital gains ............... (0.30)             --
                                                   ------          ------
Total distributions ............................... (0.31)             --
                                                   ------          ------
      Net asset value per share, end of period ....$12.54          $12.75
Total return (b) (c) (d) ..........................  7.21%           7.87%
Ratios/supplemental data:
  Net assets (dollars in thousands), end of
   period .........................................  $616          $2,982
  Ratio of expenses to average net assets (b) .....  2.00%           2.25%
  Ratio of net investment income (loss)
    to average net assets (annualized) (b) ........ (0.68%)         (0.81%)

----------
(a) Per share amounts presented are based on an average of monthly shares outstanding throughout the periods indicated.
(b) The Advisor, Administrator and Distributor have voluntarily agreed to waive their fees and/or reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds on an annual basis 1.60% for the Conseco Fixed Income, 1.90% for the Conseco High Yield, 2.05% for the Conseco Convertible Securities, 2.00% for the Conseco Balanced and Conseco Equity and 2.25% for the Conseco 20 Funds. These limits may be discontinued by the Advisor, Administrator and Distributor at any time after April 30, 1999. If the aforementioned agreements had not been in effect during the period, the annualized ratio of expenses to average net assets would have been 5.91% for the Conseco Fixed Income, 3.03% for the Conseco High Yield, 154.76% for the Conseco Convertible Securities, 3.40% for the Conseco Balanced, 8.51% for the Conseco Equity and 2.72% for the Conseco 20 Funds.
(c) Total return figures do not include sales loads; results would be lower if sales charges were included.
(d)  Not annualized.

================================================================================
                        FINANCIAL HIGHLIGHTS-(CONTINUED)
                               December 31, 1998


                                          Conseco         Conseco           Conseco          Conseco
                                       Fixed Income      High Yield       Convertible        Balanced
                                          Fund              Fund       Securities Fund         Fund
                                   ------------------- -------------  ----------------  -----------------
                                         Year Ended      Year ended     Period Ended        Year Ended
                                       1998      1997       1998           1998(a)         1998      1997
                                   ----------  -------- -------------  ----------------  --------- ---------
Supplemental date for all classes:
Net assets (dollars in thousands),
  end of period ..................   $48,245    $22,029    $44,392         $27,614        $32,700   $13,113
Portfolio turnover rate ..........    420.83%    367.82%    432.08%          12.95%        341.20%   506.64%


                                                Conseco              Conseco
                                                Equity                 20
                                                 Fund                 Fund
                                        ---------------------------------------
                                               Year Ended           Year Ended
                                            1998           1997          1998
                                         -----------    -----------  -----------
Supplemental date for all classes:
Net assets (dollars in thousands),
  end of period ......................   $89,270         $65,211       $44,269
Portfolio turnover rate ..............    350.13%         199.12%       411.71%

--------------------
(a) For the period from commencement of operations (September 28, 1998) through December 31, 1998.

                               CONSECO FUND GROUP

                              FINANCIAL HIGHLIGHTS
                                OCTOBER 31, 1998

                                                                                          For the period from inception
                                                                                            (January 2, 1998) THROUGH
                                                                                                 OCTOBER 31, 1998
                                                                                                      Conseco
                                                                                                   International
                                                                                                        Fund
                                                                                                        ----
   Class A Shares

   Net asset value per share, for sales at inception..................................                       $10.00

   Income from investment operations (a):
       Net investment income..........................................................                          .06
       Net realized gains and change in unrealized appreciation
           on investments............................................................                           .35
                                                                                                 -------------------

               Net asset value per share, end of period...............................                       $10.41
                                                                                                 ===================

   Total return (not annualized) (b) (c)..............................................                        4.10%

   Ratios/supplemental data:
       Net assets, end of period......................................................                  $10,434,073
       Ratio of expenses to average net assets (annualized) (b).......................                        2.25%
       Ratio of net investment income to average net assets (annualized) (b)..........                         .72%

  -----------------------------
(a)     Per share amounts presented are based on daily shares outstanding during the period from inception (January 2, 1998) through October 31, 1998.
(b)     The Administrator and Distributor have voluntarily agreed to waive their fees and/or  reimburse the Fund to the extent that the ratio of expenses to average net assets  would  exceed on an annual basis 2.25 percent for
        Class A  shares.  These  voluntary  limits  may be  discontinued  by the
        Adviser, Administrator and Distributor at any time after April 30, 1999.
        If the  aforementioned  agreements  had not been in  effect  during  the period,  the  annualized  ratio of expenses to average net assets  would have been 2.84 percent.
(c)     The total return ratio does not include  sales loads;  results  would be lower if sales charges were included.


                               CONSECO FUND GROUP

                              FINANCIAL HIGHLIGHTS
                                OCTOBER 31, 1998

                                                                                          For the period from inception
                                                                                                 (June 30, 1998)
                                                                                             THROUGH OCTOBER 31, 1998
                                                                                                      Conseco
                                                                                                   International
                                                                                                        Fund
                                                                                                        ----
   Class B Shares

   Net asset value per share, for sales at inception..................................                       $11.38

   Income from investment operations (a):
       Net investment loss............................................................                        (.02)
       Net realized losses and change in unrealized depreciation
           on investments............................................................                         (.97)
                                                                                                 -------------------

               Net asset value per share, end of period...............................                       $10.39
                                                                                                 ===================

   Total return (not annualized) (b) (c)..............................................                      (8.70%)

   Ratios/supplemental data:
       Net assets, end of period......................................................                       $4,291
       Ratio of expenses to average net assets (annualized) (b).......................                        2.75%
       Ratio of net investment loss to average net assets (annualized) (b)............                       (.52%)

  -----------------------------
(a)     Per share amounts presented are based on daily shares outstanding during the period from inception (June 30, 1998) through October 31, 1998.
(b)     The Administrator and Distributor have voluntarily agreed to waive their fees and/or  reimburse the Fund to the extent that the ratio of expenses to average net assets  would  exceed on an annual basis 2.75 percent for
        Class B  shares.  These  voluntary  limits  may be  discontinued  by the
        Adviser, Administrator and Distributor at any time after April 30, 1999.
        If the  aforementioned  agreements  had not been in  effect  during  the period,  this  annualized  ratio of expenses to average net assets would have been 3.04 percent.
(c)     The total return ratio does not include  sales loads;  results  would be lower if sales charges were included.


                               CONSECO FUND GROUP

                              FINANCIAL HIGHLIGHTS
                                OCTOBER 31, 1998



                                                                                          For the period from inception
                                                                                             (April 8, 1998) THROUGH
                                                                                                 OCTOBER 31, 1998
                                                                                                      Conseco
                                                                                                   International
                                                                                                        Fund
                                                                                                        ----
   Class C Shares

   Net asset value per share, for sales at inception..................................                       $11.50

   Income from investment operations (a):
       Net investment income..........................................................                          .03
       Net realized losses and change in unrealized depreciation
           on investments............................................................                        (1.13)
                                                                                                 -------------------


               Net asset value per share, end of period...............................                       $10.40
                                                                                                 ===================

   Total return (not annualized) (b) (c)..............................................                      (9.57%)

   Ratios/supplemental data:
       Net assets, end of period......................................................                       $3,141
       Ratio of expenses to average net assets (annualized) (b).......................                        2.75%
       Ratio of net investment income to average net assets (annualized) (b)..........                         .53%

  -----------------------------
(a)     Per share amounts presented are based on daily shares outstanding during the period from inception (April 8, 1998) through October 31, 1998.
(b)     The Administrator and Distributor have voluntarily agreed to waive their fees and/or  reimburse the Fund to the extent that the ratio of expenses to average net assets  would  exceed on an annual basis 2.75 percent for
        Class C  shares.  These  voluntary  limits  may be  discontinued  by the
        Adviser, Administrator and Distributor at any time after April 30, 1999.
        If the  aforementioned  agreements  had not been in  effect  during  the period,  the  annualized  ratio of expenses to average net assets  would have been 3.26 percent.
(c)     The total return ratio does not include  sales loads;  results  would be lower if sales charges were included.

[back cover]

FOR MORE INFORMATION

More information on the Conseco Fund Group is available free upon request:


SHAREHOLDER REPORTS
Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affect the Funds' performance during their most recent fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is legally considered part of) this prospectus. The SAI provides more details about each Fund and its policies.

(Sidebar)


To obtain a shareholder report, SAI, or other information:

BY TELEPHONE
Call 800-986-3384

BY MAIL
Conseco Fund Group
Attn: Administrative Offices
11815 N. Pennsylvania Street, B1C
Carmel, IN 46032

BY EMAIL
ir@conseco.com


ON THE INTERNET
Text-only versions of the prospectuses and other documents pertaining to the Funds can be viewed online or downloaded from:
SEC
     http://www.sec.gov

     CONSECO FUND GROUP
     http://www.consecofunds.com


Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's public reference room in Washington, DC (phone 800-SEC-0330). Or, you can obtain copies of this information by sending a request, along with a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009.

Registration Number: 811-07839

                                  [front cover]


CONSECO FUND GROUP



March 12, 1999 Prospectus



Class Y Shares


Conseco Fixed Income Fund
Conseco High Yield Fund
Conseco Convertible Securities Fund
Conseco Balanced Fund
Conseco Equity Fund
Conseco International Fund
Conseco 20 Fund



 As with any mutual fund, the Securities and Exchange Commission (SEC) has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


THE FUNDS

         General Information about the Funds
         Conseco Fixed Income Fund
         Conseco High Yield Fund
         Conseco Convertible Securities Fund
         Conseco Balanced Fund
         Conseco Equity Fund
         Conseco International Fund
         Conseco 20 Fund


PRIMARY RISK CONSIDERATIONS


FEES AND EXPENSES

MANAGEMENT

YOUR ACCOUNT

         Determining Share Price

         Buying Shares

         Selling Shares

         Dividends and Distributions

         Tax Considerations

         Administrative Fees

FINANCIAL HIGHLIGHTS

FOR MORE INFORMATION

                                     (Intro)



THE ADVISER'S INTEGRATED APPROACH TO MONEY MANAGEMENT

We believe that combining the knowledge and experience of both fixed income and equity analysts leads to better security selection over time.

Whether selecting fixed income or equity securities, our analysts look for companies with:
     o Proven management teams
     o Leading edge products
     o Dominant market share positions


They then conduct a rigorous financial analysis of these companies, focusing on such indicators as:
     o Cost of capital
     o Financial strength
     o Spending plans


This analysis is used to select those securities deemed by the Adviser to be most appropriate for each Fund's investment objective.



Because of the Adviser's active management style, our Funds generally have a higher portfolio turnover rate than other funds and, therefore, may have higher taxable distributions and increased trading costs which may impact performance.

There is no assurance that the Funds will achieve their investment objectives. All of the Funds have the ability to change their investment objectives without shareholder approval, although they do not currently intend to do so. In addition, the value of your investment in any Fund will fluctuate, which means that you may lose money.


                                    (Sidebar)

A WORD ABOUT THE ADVISER


Conseco Capital Management, Inc. (CCM), or the "Adviser", provides investment advice and management to each Fund. CCM manages more than $35.3 billion in assets for an array of foundations, endowments, corporations, government and union clients (as of 12/31/98).

Please note: Definitions for bold-faced words within the text can be found directly following each Fund's Primary Risk Considerations.

CONSECO FIXED INCOME FUND


Our fixed income fund offers investors a strong complement to traditional savings accounts. The Fund provides a way to earn income from a portfolio of bonds and other debt instruments. However, unlike traditional savings accounts, the principal value of an investment in the Fund will fluctuate.


INVESTMENT OBJECTIVE

The Fund seeks to provide the highest level of income consistent with the preservation of capital.

ADVISER'S STRATEGY


The Fund invests primarily in INVESTMENT GRADE DEBT SECURITIES.

The Adviser actively manages the portfolio to generate income, reduce risk, and preserve or enhance total return.



Adhering to a strict buy/sell discipline, the Adviser seeks to enhance total return by:
     o Purchasing securities it believes are undervalued
     o Selling securities it believes are overvalued or fully priced


To select securities, the Adviser utilizes:
     o Independent FUNDAMENTAL ANALYSIS to evaluate the issuer of a security
     o An analysis of the specific structure of the security

In an effort to achieve its investment objective, the Fund may invest in debt securities issued by:
     o Publicly or privately held companies in the U.S.
     o Publicly or privately held companies overseas (primarily in
       YANKEE BONDS)
     o The U.S. Government, its agencies and instrumentalities
     o States and their political subdivisions issuing taxable MUNICIPAL SECURITIES
     o Foreign governments, their agencies and instrumentalities

The Fund may also invest in:
     o Mortgage-backed debt securities
     o Asset-backed debt securities
     o RESTRICTED SECURITIES

In addition, the Fund may invest up to 15% of its assets in the following:
     o Common and PREFERRED STOCKS
     o Convertible bonds
     o Debt securities carrying warrants or other rights to purchase equity s ecurities

Up to 10% of Fund assets may be invested in BELOW INVESTMENT GRADE SECURITIES, commonly known as high-yield or "junk" bonds, which tend to fluctuate in price to a greater extent than investment-grade debt securities.

While the Fund may purchase debt securities of any MATURITY, it is anticipated that the AVERAGE LIFE of the portfolio will be in the intermediate range - between seven and 15 years - but may be shorter or longer depending on market conditions.


PRIMARY RISKS
Credit risk
Interest rate risk
Market risk
Prepayment risk
Restricted securities risk
Municipal market risk
Foreign risk


See "Primary Risk Considerations" at page 00 for a detailed discussion of the Fund's risks.

                                    (Sidebar)


INVESTMENT-GRADE DEBT SECURITIES

Considered especially creditworthy, these debt securities are either (i) normally rated AAA to BBB- by Standard and Poor's Corporation or Aaa to Baa3 by Moody's Investors Services, Inc., or (ii) if unrated, are deemed by the Adviser to be of comparable credit quality.

FUNDAMENTAL ANALYSIS

A research technique that looks at a company's financial condition, creditworthiness, management, and place in its industry to determine the intrinsic value of the company's securities.

YANKEE BONDS

Dollar-denominated bonds issued in the U.S. by foreign banks and corporations.

MUNICIPAL SECURITIES

Bonds and other debt obligations issued by state and local governments. The interest on the municipal securities in which the Fund invests typically is NOT exempt from federal income tax.

RESTRICTED SECURITIES

Securities that are not registered with the Securities and Exchange Commission, some of which may qualify to be sold directly to institutional investors pursuant to Rule 144A under the Securities Act of 1933. Restricted securities are generally illiquid; however, the Adviser focuses on those that are liquid, i.e., easily convertible into cash.

PREFERRED STOCK

Shares of a company that ordinarily do not have voting rights but do have a stated dividend payment, as opposed to common stocks which ordinarily do have voting rights but do not have a stated dividend payment.

BELOW INVESTMENT GRADE SECURITIES

These securities offer higher return potential in exchange for assuming greater risk. Normally, they are rated BB+ or lower by Standard & Poor's Corporation or Ba1 or lower by Moody's Investors Services, Inc. or, if unrated deemed by the Adviser to be comparable credit.

MATURITY

When the principal, or face value of a bond, must be repaid.


AVERAGE LIFE

The average number of years that each principal dollar will be outstanding, before it is repaid.



HOW HAS THE FUND PERFORMED?

The chart and table below give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT THE FUND'S PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF HOW IT WILL PERFORM IN THE FUTURE.




YEAR-BY-YEAR TOTAL RETURN (as of 12/31 each year)
Class Y:


                         Year         Return
                    -------------------------------
                         1997         9.18%
                         1998         8.32%



BEST QUARTER:            2Q97         3.41%

WORST QUARTER:           1Q97         0.29%



AVERAGE ANNUAL TOTAL RETURN (as of 12/31/98)

                                    1 Year         Since
                                                 Inception
                                    --------------------------

Class Y (Inception 1/2/97)           8.32%          18.27%
Lehman Bros.                         8.69%          19.19%
  Aggregate Bond Index

CONSECO HIGH YIELD FUND


Our high-yield fund offers investors who can tolerate a greater degree of share price volatility, the potential to receive a higher level of income than would normally be earned from a portfolio of investment-grade debt securities.

INVESTMENT OBJECTIVE

The Fund seeks to provide a high level of current income with a secondary objective of capital appreciation.

ADVISER'S STRATEGY

Normally, the Adviser invests at least 65% of the Fund's assets in BELOW INVESTMENT GRADE SECURITIES (those rated BB+/Ba1 or lower by independent rating agencies).





Adhering to a strict buy/sell discipline, the Adviser seeks to enhance total return by:

     o Purchasing securities it believes are undervalued
     o Selling securities it believes are overvalued or fully priced

To select securities, the Adviser utilizes:
     o Independent FUNDAMENTAL ANALYSIS to evaluate of the issuer of a security
     o An analysis of the specific structure of the security

In an effort to achieve its investment objective, the Fund may invest in any or all of the following:
     o Corporate debt securities and PREFERRED STOCK
     o ZERO COUPON BONDS and other deferred interest securities
     o Mortgage-backed securities
     o Asset-backed securities
     o Convertible securities
     o Restricted securities
     o Taxable MUNICIPAL SECURITIES issued by states and their political subdivisions

The Fund's may also invest in:
     o Cash or cash equivalents
     o Money market instruments
     o Securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities

In addition, the Fund may invest in the following:
     o Common stocks and other equity securities
     o Equity and debt securities of foreign issuers, including issuers in emerging markets

For defensive purposes or pending investment, the Fund may temporarily depart from its objective and hold an unlimited amount of cash or money market instruments. This could help the Fund avoid losses, but may mean lost opportunities.

PRIMARY RISKS
Credit risk
Interest rate risk
Market risk
Restricted Securities risk
Prepayment risk
Foreign risk


See "Primary Risk Considerations" at page 00 for a detailed discussion of the Fund's risks.

                                    (Sidebar)


BELOW INVESTMENT GRADE SECURITIES See page 00.

FUNDAMENTAL ANALYSIS See page 00.

PREFERRED STOCK See page 00.

ZERO COUPON BONDS

These bonds are sold at a deep discount and do not pay periodic interest to investors; instead, investors receive, at maturity, the difference between the discounted price and the maturity value of the bond.

RESTRICTED SECURITIES See page 00.

MUNICIPAL SECURITIES See page 00.

HOW HAS THE FUND PERFORMED?


The chart and table below give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT THE FUND'S PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF HOW IT WILL PERFORM IN THE FUTURE.





YEAR-BY-YEAR TOTAL RETURN (as of 12/31 each year)*
Class A:


                         Year         Return
                    -------------------------------
                         1998         6.56%




BEST QUARTER:            1Q98        8.17%

WORST QUARTER:           3Q98       -5.56%

*Because Class Y does not have returns for a full calendar year, Class
A performance is presented here. Class A shares are not offered in this prospectus. Class Y shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities as Class A and would differ only to the extent that Class Y shares have lower expenses than Class A shares.




AVERAGE ANNUAL TOTAL RETURN

                                        Since
                                     Inception
                                 -------------------


Class A (Inception 1/1/98)           6.56%
Merrill Lynch High                   3.66%
   Yield Index




Because Class Y shares are sold without a sales load, Class A share return information is shown without the applicable sales load.

CONSECO CONVERTIBLE SECURITIES FUND


Our convertible securities fund offers investors a way to pursue the benefits of income and capital appreciation through a portfolio of securities that are convertible into common stock.

INVESTMENT OBJECTIVE

The Fund seeks high total return through a combination of current income and capital appreciation by investing primarily in convertible securities.

ADVISER'S STRATEGY


Normally, the Adviser invests at least 65% of the Fund's assets in CONVERTIBLE SECURITIES. These are often of lower grade investment quality than other types of investments. Therefore, at any given time, over 50% of the Fund's assets may be invested in BELOW INVESTMENT GRADE SECURITIES.

Adhering to a strict buy/sell discipline, the Adviser seeks to enhance total return by:
     o Purchasing securities it believes are undervalued
     o Selling securities it believes are overvalued or fully priced

To select securities, the Adviser utilizes:
     o Independent FUNDAMENTAL ANALYSIS to evaluate of the issuer of a security
     o An analysis of the specific structure of the security

In an effort to achieve its investment objective, the Fund may also invest in:
     o Common stock
     o Other securities convertible other than at the option of the holder
     o Equity and debt securities of foreign issuers, including issuers based in emerging markets




For defensive purposes, the Fund may temporarily depart from its investment objective and invest without limitation in preferred stocks and investment-grade debt securities. This could help the Fund avoid losses but may mean lost opportunities.


PRIMARY RISKS
Credit risk
Interest rate risk
Market risk
Restricted Securities risk
Foreign risk
Leverage risk


See "Primary Risk Considerations" at page 00 for a detailed discussion of the Fund's risks.

                                    (Sidebar)

CONVERTIBLE SECURITIES
Bonds, debentures, notes or preferred stock that are convertible into common stock. Convertible securities have some unique return characteristics relative to market fluctuations:
     o When equity markets go up, they tend to rise in price
     o When equity markets decline, they tend to decline relatively less in price than stocks

Convertible securities have both an equity and a fixed income component. Therefore,
     o While the equity component is subject to fluctuations in value due to activities of the issuing companies, and general market and economic conditions;
     o The fixed income component will be impacted by shifting interest rates and changes in credit quality of the issuers.

FUNDAMENTAL ANALYSIS See page 00.


BELOW INVESTMENT GRADE SECURITIES See page 00.


Because the Fund is new it does not have performance to report.

CONSECO BALANCED FUND


Our balanced fund offers investors the growth potential of stocks and the income potential of bonds in one blended portfolio.

INVESTMENT OBJECTIVE

The Fund seeks high total investment return, consistent with the preservation of capital and prudent investment risk.

ADVISER'S STRATEGY


Normally, the Fund invests approximately 50-65% of its assets in equity securities, and the remainder in a combination of fixed income securities, cash, or cash equivalents.

This balance may change:
     o A much higher percentage of assets may be invested in equity  securities,
       if  the  Adviser   considers   conditions  in  the  stock  market  to  be
       substantially more favorable than in the bond market.

     o Conversely, if the Adviser considers conditions in the bond market to be substantially more favorable than in the equity market, a much higher percentage of assets may be invested in fixed income securities.


THE EQUITY PORTION OF THE PORTFOLIO



The Fund may invest in equity securities of domestic and foreign issuers. These may include common and PREFERRED STOCKS, CONVERTIBLE SECURITIES and WARRANTS.


The Adviser intends for the equity portion of the Fund to be widely diversified by size of company and industry.

The Adviser looks for securities that will provide the two elements of total return:
     o Price appreciation
     o Income from dividends

In selecting equity securities, the Adviser considers the following factors:
     o Growth trends of the stock - and its industry
     o Significant purchases or sales of the stock by corporate insiders
     o Recent changes in earnings per share and their deviations from analysts' expectations
     o Relative price-earnings ratios, as compared to industry peers and earnings growth potential
     o The stock's price movement

THE FIXED INCOME PORTION OF THE PORTFOLIO


Normally, the Fund will maintain at least 25% of the value of its assets in a wide range of domestic and foreign debt securities, including non-U.S. dollar denominated securities. The majority of foreign investments will be in YANKEE BONDS.

The Adviser anticipates that bonds will be invested primarily in intermediate- and/or long-term domestic debt securities.

The Fund may also invest up to 25% of total assets in BELOW INVESTMENT GRADE SECURITIES, which are not believed to involve undue risk to income or principal. In general, however, these types of securities are issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. The lowest rating categories in which the Fund will invest are CCC/Caa.

For defensive purposes, the Fund may temporarily depart from its investment objective and invest without limitation in money market instruments.
This could help the Fund avoid losses but may mean lost opportunities.


PRIMARY RISKS
Market risk
Credit risk
Interest rate risk
Foreign risk
Leverage risk


See "Primary Risk Considerations" at page 00 for a detailed discussion of the Fund's risks.

                                    (Sidebar)

PREFERRED STOCK See page 00.

CONVERTIBLE SECURITY See page 00.

WARRANTS
Contracts that allow the bearer to purchase shares for a specified price at a future date.

YANKEE BONDS See page 00.


BELOW INVESTMENT GRADE SECURITIES See page 00.

                            [Enclose in shaded boxes]

ANTICIPATING A STOCK'S GROWTH POTENTIAL
Analysts employ two common measurements, earnings per share and price-earnings ratio (P/E), to help them determine how much they may be paying for a company's future earnings power. For example, the higher the P/E, the greater the expectations are for a company's earnings to grow.

INTEREST RATES AND BOND MATURITIES


Bonds with longer maturities will be more affected by interest rate changes than intermediate-term bonds. For example, if interest rates go down, the price of long-term bonds will increase more rapidly than the price of intermediate-term bonds.

HOW HAS THE FUND PERFORMED?

The chart and table below give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT THE FUND'S PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF HOW IT WILL PERFORM IN THE FUTURE.





YEAR-BY-YEAR TOTAL RETURN (as of 12/31 each year)
Class Y:


                         Year         Return
                    -------------------------------
                          1997         17.87%
                          1998         12.90%



BEST QUARTER:              3Q97       14.05%

WORST QUARTER:             3Q98      -11.65%




AVERAGE ANNUAL TOTAL RETURN (as of 12/31/98)

                                     1 Year         Since
                                                    Inception
                                    --------------------------


Class Y   (Inception 1/2/97)         12.90%         33.07%
Lehman Bros. Aggregate                8.69%         19.19%
   Bond Index
Standard & Poor's Midcap             19.11%         57.54%
   400 Index


CONSECO EQUITY FUND


Our equity fund offers investors an opportunity to participate in the growth of a variety of corporations by investing in a portfolio of common stocks.

INVESTMENT OBJECTIVE

The Fund seeks to provide a high equity total return, consistent with preservation of capital and a prudent level of risk.

ADVISER'S STRATEGY


The Fund primarily invests in common stocks and other U.S. and foreign securities with similar characteristics, including CONVERTIBLE SECURITIES and WARRANTS.

Normally, the Fund will be widely diversified by industry and company, but will focus on SMALL- AND MID-CAP COMPANIES.

The Adviser looks for securities that will provide the two elements of total return:
     o Price appreciation
     o Income from dividends


In selecting equity securities, the Adviser considers the following factors:
     o Growth trends of the stock's issuer and the industry it represents
     o Significant purchases and sales of the stock by corporate insiders
     o Recent changes in earnings per share and their deviations from analysts' expectations
     o Relative price-earnings ratios as compared to industry peers and earning growth potential
     o The stock's historical price movement

For defensive purposes, the Fund may temporarily depart from its investment objective and invest without limitation in money market instruments.
This could help the Fund avoid losses but may mean lost opportunities.


PRIMARY RISKS
Market risk
Liquidity and valuation risk
Small company risk


See "Primary Risk Considerations" at page 00 for a detailed discussion of the Fund's risks.


                              (Sidebar definitions)

CONVERTIBLE SECURITIES See page 00.

WARRANTS See page 00.

                             [Enclose in shaded box]


SMALL- AND MID-CAP COMPANIES
Generally refers to companies in the earlier period of their growth expectations, from start-ups to better established firms. While these companies potential for attractive long-term returns, their securities may involve greater risks, and more volatility, than investments in larger companies with a stronger competitive advantage. The Adviser's extensive research efforts can play a greater role in selecting securities from this sector than from larger companies.


HOW HAS THE FUND PERFORMED?

The chart and table below give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT THE FUND'S PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF HOW IT WILL PERFORM IN THE FUTURE.





YEAR-BY-YEAR TOTAL RETURN (as of 12/31 each year)
Class Y:


                         Year         Return
                    -------------------------------
                         1997         23.50%
                         1998         16.82%



BEST QUARTER:            4Q98         28.18%

WORST QUARTER:           3Q98        -20.43%



AVERAGE ANNUAL TOTAL RETURN (as of 12/31/98)

                                     1 Year         Since
                                                    Inception
                                    --------------------------


Class Y   (Inception 1/2/97)         16.82%         44.28%
Standard & Poor's 500                28.57%         71.46%
   Index
Standard & Poor's Midcap             19.11%         57.54%
   400 Index


CONSECO INTERNATIONAL FUND


Our international fund offers investors a way to access some of the attractive growth prospects of companies located outside of the United States.

INVESTMENT OBJECTIVE

The Fund seeks to realize long-term capital appreciation.

THE INTERNATIONAL FUND'S STRATEGY

Under normal circumstances, the Fund invests at least 80% of its assets in common stocks and securities convertible into common stocks from at least three different countries outside of the United States.

Currently, the eligible countries include:
AUSTRALIA     DENMARK    HONG KONG   MEXICO         PORTUGAL      SWEDEN
AUSTRIA       FINLAND    IRELAND     NETHERLANDS    SINGAPORE     SWITZERLAND
BELGIUM       FRANCE     ITALY       NEW ZEALAND    SOUTH KOREA   UNITED KINGDOM
CANADA        GERMANY    JAPAN       NORWAY         SPAIN


The Fund will place a primary emphasis on identifying undervalued securities. Generally, these will have most or all of the following characteristics:
     o Above-average earnings growth potential
     o A market price below perceived economic value
     o Below average price-earnings ratio
     o Below average price to book value ratio
     o Above-average dividend yields

The Fund's investment advisers determine the growth earnings prospects of companies based on a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Fund's investment advisers believe that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

The Fund's investment advisers will consider potential changes in currency exchange rates when choosing stocks. When it is believed that a foreign currency may suffer a decline against the U.S. dollar, the Fund may trade forward foreign currency contracts to hedge currency fluctuations of underlying stock positions

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment-grade short-term obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

PRIMARY RISKS
Currency risk
Foreign risk
Leverage risk
Market risk


See "Primary Risk Considerations" at page 00 for a detailed discussion of the Fund's risks.


Investing in international markets increases additional risks that need to be considered:
     o Currency exchange rate fluctuations
     o Political and financial instability
     o Less liquidity and greater volatility of foreign investments
     o Lack of uniform accounting, auditing and financial reporting standards
     o Less government regulation and supervision of foreign stock exchanges, brokers and listed companies
     o Increased price volatility
     o Delays in transaction settlement in some foreign markets
     o Adverse impact of euro conversion on the business or financial conditions of companies in which the Fund is invested.


 (Enclose in shaded box)

THE FUND'S STRUCTURE


The Conseco International Fund seeks its investment objective by investing all of its investable assets in the AMR Investment Services' Trust International Equity Portfolio (the "Portfolio"), an investment company which has substantially the same investment objective and policies as the Fund. AMR Investment Services, Inc. (AMR) manages the "Portfolio." This type of structure is commonly known as a "master feeder" structure (see the Statement of Additional Information [SAI] for more details).


AMR undertakes the following activities in managing the "Portfolio":
     o Selecting investment advisers
     o Allocating assets among advisers
     o Monitoring results
     o Coordinating activities among investment advisers to ensure regulatory compliance

                                    (Sidebar)

INVESTMENT GRADE DEBT SECURITIES See page 00.




HOW HAS THE FUND PERFORMED?

The chart and table below give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT THE FUND'S PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF HOW IT WILL PERFORM IN THE FUTURE.





YEAR-BY-YEAR TOTAL RETURN (as of 12/31 each year)*
Class A:


                         Year         Return
                    -------------------------------
                         1998         9.80%



BEST QUARTER:            4Q98        13.80%

WORST QUARTER:           3Q98       -15.78%


*Because there have been no sales of Class Y shares as of 12/31/98, Class
A performance is presented here. Class A shares are not offered in this prospectus. Class Y shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities as Class A and would differ only to the extent that Class Y shares have lower expenses than Class A shares.




AVERAGE ANNUAL TOTAL RETURN

                                       Since
                                     Inception
                                 -------------------


Class A (Inception 1/2/98)           9.80%
Morgan Stanley Capital Int'l         20.33%
   Europe, Australia, Far East
   Index (EAFE)




Because Class Y shares are sold without a sales load, Class A share return information is shown without the applicable sales load.

CONSECO 20 FUND

This focus Fund offers investors a way to capitalize on those equity selections that the Adviser believes are the best through one concentrated portfolio.

INVESTMENT OBJECTIVE

The Fund seeks capital appreciation.

ADVISER'S STRATEGY

Normally, the Fund will invest at least 65% of its assets in common stocks of companies that the Adviser believes have above-average growth prospects.


The Fund is NON-DIVERSIFIED and will normally concentrate its investments in a core position of approximately 20 to 30 common stocks. While the Fund invests in securities issued by large-cap companies, a substantial portion of these securities may be issued by SMALL- AND MID-CAP COMPANIES.

The Adviser looks for companies that demonstrate strong growth potential, preferring:
     o Companies whose earnings appear likely to continue in an upward direction
     o Companies that demonstrate the ability to consistently grow their earnings at a faster rate than their peer group
     o Companies whose stocks appear to the Adviser to be undervalued in the marketplace


In selecting equity securities, the Adviser considers the following factors:
     o High return on invested  capital
     o Sound financial  policies and a strong balance sheet
     o Competitive advantages (including innovative products and services)
     o Effective research, product development and marketing
     o Stable, capable management

The Fund may also invest in any or all of the following:
     o PREFERRED STOCK
     o CONVERTIBLE SECURITIES
     o WARRANTS
     o Fixed income securities (when the Adviser believes they are more attractive than stocks on a long-term basis)

If the Adviser believes that market conditions warrant a defensive position, the Fund may temporarily depart from its investment objective and invest without limitation in cash and short-term debt securities. This could help the Fund avoid losses but may mean lost opportunities.

PRIMARY RISKS
Concentration risk
Market risk
Small company risk
Liquidity and valuation risk
Foreign risk


See "Primary Risk Considerations" at page 00 for a detailed discussion of the Fund's risks.

                                    (Sidebar)

NON-DIVERSIFIED

A fund is considered non-diversified if it does not limit by the percentage of assets it may invest in any one issuer. The success or failure of one issuer may cause the Fund to fluctuate more than it would in a diversified fund.


SMALL- AND MID-CAP COMPANIES See page 00.

PREFERRED STOCK See page 00.

CONVERTIBLE SECURITIES See page 00.

WARRANTS See page 00.


HOW HAS THE FUND PERFORMED?


The chart and table below give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT THE FUND'S PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF HOW IT WILL PERFORM IN THE FUTURE.





YEAR-BY-YEAR TOTAL RETURN (as of 12/31 each year)*
Class A:


                         Year         Return
                    -------------------------------
                         1998         28.00%



BEST QUARTER:              4Q98            29.69%

WORST QUARTER:             3Q98            -17.13%

*Because Class Y does not have returns for a full calendar year, Class
A performance is presented here. Class A shares are not offered in this prospectus. Class Y shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities as Class A and would differ only to the extent that Class Y shares have lower expenses than Class A shares.






AVERAGE ANNUAL TOTAL RETURN (as of 12/31/98)


                                       Since
                                     Inception
                                 -------------------


Class A (Inception 1/2/98)           28.00%
Standard & Poor's 500                28.57%
   Index
Standard & Poor's Midcap             19.11%
   400 Index

Because Class Y shares are sold without a sales load, Class A share return information is shown without the applicable sales load.



*Because Class Y does not have annual returns for a full calendar year, Class A performance is presented here. Class A shares are not offered in this prospectus. Class Y shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities as Class
A and would differ only to the extent that Class Y shares have lower expenses than Class A shares. Additionally, because Class Y shares are sold without a sales load, Class A share return information is shown without the applicable sales load.

PRIMARY RISK CONSIDERATIONS

All Fund investments are subject to risk and may decline in value. The principal risks of investing in the Funds are described below. Each Fund's exposure to risk depends upon its specific investment profile. The amount and types of risk vary depending on:
     o The Fund's investment objective
     o The Fund's ability to achieve its objective
     o The markets in which the Fund invests
     o The investments the Fund makes in those markets
     o Prevailing economic conditions over the period of an investment

CONCENTRATION RISK

The risk that if a Fund has most of its investments in a few securities or a single sector, its portfolio will be more susceptible to factors adversely affecting issuers of those few securities or within that sector than would a more diversified portfolio of securities.

CREDIT RISK

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. Securities rated below investment grade are especially susceptible to this risk.

CURRENCY RATE RISK
The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

FOREIGN RISK
The risk that foreign issuers may be subject to foreign political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital. In addition, there may be changes in foreign governmental attitudes towards private investment, possibly leading to nationalization, increased taxation or confiscation of investors' assets. Investments in issuers located or doing business in emerging or developing markets are especially susceptible to these risks.

INTEREST RATE RISK
The risk that changing interest rates may adversely affect the value of an investment. With fixed income securities, an increase in interest rates typically causes the value of those securities to fall, while a decline in interest rates may produce an increase in the market value of those securities. Because of this risk, an investment in a Fund that invests in fixed income securities is subject to risk even if all the fixed income securities in the Fund's portfolio are paid in full at maturity. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities.

LEVERAGE RISK
The risk that borrowing, or some derivative investments, such as forward commitment transactions, may multiply smaller market movements into large changes in value.

LIQUIDITY AND VALUATION RISKS
The risk that securities that were liquid when purchased by a Fund may become temporarily illiquid (i.e., not be sold readily) and hard to value, especially in declining markets.

MARKET RISK
The risk that the market value of a Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or may affect the market as a whole.

MUNICIPAL MARKET RISK
The risk that special factors may negatively affect the value of municipal securities, and, as a result, a Fund's share price. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A Fund may invest in municipal obligations that are related in such a way that an economic, business or political development or change affecting one of these obligations would also affect the other obligations.

PREPAYMENT RISK
The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund to re-invest in obligations with lower interest rates than the original obligations.

RESTRICTED SECURITIES RISK
The risk that a buyer will be difficult to come by and selling price will need to be less than originally anticipated because these restricted securities may only be sold in privately negotiated transactions.

SMALL COMPANY RISK
The risk that investments in smaller companies may be more volatile than investments in larger companies. Smaller companies generally experience higher growth rates and higher failure rates than do larger companies. The trading volume of the securities of smaller companies is normally lower than that of larger companies. The tendency of short-term changes in the demand for the securities of smaller companies generally has a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.


YEAR 2000
The Funds could be adversely affected by problems relating to the inability of computer systems used by the Adviser and the Funds' other service providers to recognize the year 2000. While year 2000-related computer problems could have a negative effect on the Funds, the Adviser is working to avoid these problems in its own computer systems and to obtain assurances from service providers that they are taking similar steps.

EURO CONVERSION
The Funds also could be adversely affected by the conversion of European currencies into the Euro beginning January 1, 1999. This conversion will not be complete until 2002, and its full implementation may be delayed. Difficulties with the conversion and potential delays may significantly impact European capital markets and could increase volatility in world capital markets.

It is impossible to know whether the problems associated with both Year 2000 and Euro conversion, which could disrupt operations of investments if uncorrected, have been adequately addressed until the dates in question arrive.

Please note that there are other circumstances not described here which could adversely affect your investment and potentially prevent a Fund from achieving its objectives.

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. These expenses are deducted from the Funds' assets.


SHAREHOLDER FEES (fees paid directly from your investment)


                              CONSECO  CONSECO  CONSECO
                              FIXED    HIGH    CONVERTIBLE  CONSECO
                              INCOME   YIELD   SECURITIES   BALANCED
                               FUND     FUND     FUND       FUND
--------------------------------------------------------------------------------
Maximum Front-End
Sales Charge (Load)
Imposed on Purchases         None     None       None      None

Maximum Deferred
Sales Charge (Load)          None     None       None      None






                         CONSECO     CONSECO      CONSECO
                         EQUITY    INTERNATIONAL    20
                         FUND         FUND         FUND
--------------------------------------------------------------------------------
Maximum Front-End
Sales Charge (Load)
Imposed on Purchases
                        None         None        None

Maximum Deferred
Sales Charge (Load)
                        None         None        None


The Funds do not charge any fees for reinvesting dividends, or redeeming or exchanging fund shares.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from each Fund's assets) as a % of average daily net assets


ANNUAL FUND OPERATING EXPENSES
% of average daily net assets

                            CONSECO  CONSECO  CONSECO
                              FIXED    HIGH   CONVERTIBLE  CONSECO
                             INCOME   YIELD    SECURITIES  BALANCED
                             FUND     FUND     FUND         FUND
--------------------------------------------------------------------------------
Management and
Administrative Fees           0.65%    0.90%    1.05%        0.90%

Distribution (12b-1) Fees       0        0        0            0

Other Expenses                0.81%    2.34%    1.25%+       1.29%
                              ----     ----     ----         ----


Equals: Total Annual
Fund Operating Expenses       1.46%    3.24%    2.30%        2.19%

Less: Fee Waiver
and/or Expense
Reimbursement*                0.86%    2.34%    1.25%        1.19%
                              ----     ----     ----         ----


Equals: Net Expenses          0.60%    0.90%    1.05%        1.00%
                              ====     ====     ====         ====




                             CONSECO   CONSECO      CONSECO
                             EQUITY  INTERNATIONAL   20
                              FUND    FUND          FUND
--------------------------------------------------------------------------------
Management and
Administrative Fees           0.90%     1.23%       0.90%

Distribution (12b-1) Fees       0         0           0

Other Expenses                0.52%     1.25%++     2.87%
                              ----      ----        ----


Equals: Total Annual
Fund Operating Expenses       1.42%     2.48%       3.77%

Less: Fee Waiver
and/or Expense
Reimbursement*                0.42%     0.73%        5.02%
                              ----      ----         ----


Equals: Net Expenses          1.00%     1.75%        1.25%
                              ====      ====         ====








* Pursuant to a contractual arrangement with the Fund, the Adviser, Distributor and Administrator have agreed to waive fees and/or reimburse fund expenses through 4/30/00, so that the total annual operating expenses of each Fund are limited to the Net Expenses for each respective Fund, as set forth above. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses.

** Management Fees in the fee table reflect only the Conseco International Fund's pro rata potion of the Portfolio's management fees. Similarly, because of the master- feeder structure, Other Expenses in the fee table combine the Conseco International Fund's expenses and that Fund's pro rata portion of the Portfolio's expenses.

+Because the Fund has not completed a full fiscal year, other expenses are estimated.

++Because there have been not sales of Class Y shares, other expenses are estimated.

EXPENSE EXAMPLE

This example will help you compare the cost of investing in the Conseco Fund Group to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

                      CONSECO    CONSECO     CONSECO
                       FIXED       HIGH    CONVERTIBLE    CONSECO    CONSECO     CONSECO
                      INCOME      YIELD     SECURITIES   BALANCED    EQUITY   INTERNATIONAL    CONSECO
                       FUND        FUND       FUND         FUND       FUND        FUND         20 FUND
                     ----------------------------------------------------------------------------------
CLASS Y SHARES



1 Year                $6          $9          $11         $10        $10         $18            $13
3 Year*               $37         $78         $59         $56        $40         $70            $92
5 Year*               $71         $152        $112        $107       $73         $125           $178
10 Years              $170        $367        $263        $251       $166        $280           $422







* THE EXAMPLES FOR 3, 5 AND 10 YEARS DO NOT TAKE INTO ACCOUNT THE EXPENSE WAIVER/REIMBURSEMENT DESCRIBED ABOVE. UNDER THE REIMBURSEMENT ARRANGEMENT, YOUR COST FOR THE 3, 5 AND 10 YEAR PERIODS WOULD BE LOWER.

                                   MANAGEMENT




ADVISER
Conseco Capital Management, Inc. (CCM) is a wholly owned subsidiary of Conseco, Inc., a publicly owned financial services company that provides specialized annuity, life and health insurance products. CCM serves as the "Adviser" to each of the Funds and as adviser to other registered investment companies. In addition to managing the invested assets of Conseco, Inc., CCM manages foundations, endowments, corporations, government and union clients.
As of December 31, 1998, CCM managed over $35.3 billion assets.

CCM is also responsible for recommending and monitoring the performance of the investment company in which Conseco International Fund, which operates in a "master-feeder" structure, invests. If it is dissatisfied with the performance of that company, CCM may propose (i) to take on the management of the International Fund internally or (ii) recommend a different investment company to invest the assets of the International Fund. Any such change would require approval from the Board of Trustees.



ADVISORY FEES
For the fiscal year ended 12/31/98, the advisory fee paid to the Adviser by each Fund was as follows:


          --------------------------------------------------------------------------------------------------
                                                                               ADVISORY FEES PAID
                   FUND NAME                                             (expressed as a percentage of
                                                                         average daily net assets)
          --------------------------------------------------------------------------------------------------
                   Conseco Fixed Income Fund                                     0.00%
          --------------------------------------------------------------------------------------------------
                   Conseco High Yield Fund                                       0.00%
          --------------------------------------------------------------------------------------------------
                   Conseco Convertible Securities Fund                           0.06%
          --------------------------------------------------------------------------------------------------
                   Conseco Balanced Fund                                         0.00%
          --------------------------------------------------------------------------------------------------
                   Conseco Equity Fund                                           0.18%
          --------------------------------------------------------------------------------------------------
                   Conseco International Fund                                    0.00%
          --------------------------------------------------------------------------------------------------
                   Conseco 20 Fund                                               0.15%
          --------------------------------------------------------------------------------------------------


ADVISER TO THE INTERNATIONAL EQUITY PORTFOLIO AMR, a wholly owned subsidiary of AMR Corporation, oversees all administrative, investment advisory and portfolio management services for the AMR Investment Services Trust International Equity Portfolio (the "Portfolio") - the Fund in which the Conseco International Fund invests. As of December 31, 1998, AMR had approximately $20.4 billion in assets under management.

For the services provided, AMR receives an annualized advisory fee from the Portfolio that is equal to the sum of 0.10% of the net assets of the Portfolio, plus all fees payable by AMR to the portfolio's investment advisers described below. AMR also receives compensation in connection with the Portfolio's securities lending activities. If the Portfolio lends its portfolio securities and receives cash collateral from the borrower, AMR may receive up to 25% of the net annual interest income (the gross interest earned by the investment less the amount paid to the borrower as well as related expenses) received from the investment of this cash. If a borrower posts collateral other than cash, the borrower will pay a loan fee to the Portfolio. AMR may receive up to 25% of the loan fees posted by borrowers. Currently, AMR receives 10% of the net annual interest income from the investment of cash collateral or 10% of the loan fees posted by borrowers.


SUB-ADVISERS TO THE INTERNATIONAL EQUITY PORTFOLIO
The following three investment advisers have agreements with AMR to provide investment management and related record-keeping services to the Portfolio. Each investment adviser has discretion to purchase and sell securities for its segment of the Portfolio's assets in accordance with the Portfolio's objective, policies and restrictions.


Hotchkis and Wiley is a division of the Capital Management Group of Merrill Lynch Asset Management, L.P., a wholly owned subsidiary of Merrill Lynch & Co., Inc. As of December 31, 1998, assets under management were approximately $14.5 billion.

Independence Investment Associates, Inc. (IIA) is a wholly owned subsidiary of John Hancock Mutual Life Insurance Company. As of December 31, 1998, IIA, together with funds managed for its parent company, had assets under management totaling approximately $30.4 billion.

Lazard Asset Management, is a division of Lazard Freres (Lazard). As of December 31, 1998, Lazard had discretionary investment management authority with respect to approximately $70 billion of assets.

As compensation for its services, each investment sub-adviser is paid a fee by AMR out of the proceeds of the management fee received by AMR from the Portfolio.

                                    (Sidebar)

CONSECO CAPITAL MANAGEMENT, INC.
11825 N. Pennsylvania Street, Carmel, Indiana 46032

AMR INVESTMENT SERVICES, INC.
4333 Amon Carter Boulevard, MD 5645, Fort Worth, Texas 76155

HOTCHKIS AND WILEY
725 South Figueroa Street, Suite 4000, Los Angeles, California 90017


INDEPENDENCE INVESTMENT ASSOCIATES, INC.
53 State Street, Boston, Massachusetts 02109

LAZARD ASSET MANAGEMENT
30 Rockefeller Plaza, New York, New York 10112


PORTFOLIO MANAGERS OF THE CONSECO FUND GROUP


CONSECO FIXED INCOME FUND


GREGORY J. HAHN, CFA, SENIOR VICE PRESIDENT, PORTFOLIO ANALYTICS

At CCM, Mr. Hahn is also responsible for the portfolio analysis and management of the institutional client accounts and analytical support for taxable portfolios. In addition, he is responsible for SEC registered investment products, investments in the insurance industry and is portfolio manager of other affiliated investment companies. Mr. Hahn joined the Adviser as Vice President and portfolio manager in 1989.


G. NOLAN SMITH, CFA, VICE PRESIDENT, PORTFOLIO ANALYTICS


At CCM, Mr. Smith is also responsible for taxable and tax-exempt, fixed income and institutional client accounts. He is also a portfolio manager of other affiliated investment companies. Prior to joining the Adviser in 1995, Mr. Smith was a portfolio manager at Strong Capital Management, where he managed the Strong Municipal Money Market, Short-Term and Municipal Bond Funds.

CONSECO HIGH YIELD FUND

PETER C. ANDERSEN, CFA, VICE PRESIDENT, PORTFOLIO ANALYTICS

At CCM, Mr. Andersen is responsible for managing below investment grade fixed income portfolios for institutional client accounts and is the portfolio manager of other affiliated investment companies. Prior to joining the Adviser in 1997, he was a portfolio manager for Colonial Management Associates, where he managed over $650 million in high-yield, tax-free mutual funds.

WILLIAM F. FICCA, VICE PRESIDENT AND DIRECTOR OF RESEARCH

At CCM, Mr. Ficca also oversees the Adviser's research efforts and is the portfolio manager of other investment products managed by the Adviser. Mr. Ficca joined the Adviser as Assistant Vice President in 1991.

CONSECO CONVERTIBLE SECURITIES FUND

ANDREW S. CHOW, CFA, FLMI, VICE PRESIDENT

At CCM, Mr. Chow is also responsible for trading mortgage-backed securities, exchange and over-the-counter derivatives and convertible securities. Additionally, he is portfolio manager for fixed income institutional client accounts. He joined the Adviser as Assistant Vice President in 1991.


CONSECO BALANCED FUND

GREGORY J. HAHN, CFA, SENIOR VICE PRESIDENT, PORTFOLIO ANALYTICS

Mr. Hahn is the portfolio manager of the fixed income portion of the Fund. See Conseco Fixed Income Fund for Mr. Hahn's complete biography.

THOMAS J. PENCE, CFA, SENIOR VICE PRESIDENT

Mr. Pence is portfolio manager of the equity portion of the Fund. Since joining the Adviser in 1992, Mr. Pence has been responsible for the management of all of the Adviser's equity portfolios and for the oversight of the equity investment process. Additionally, he is portfolio manager of other affiliated investment companies.

CONSECO EQUITY FUND

THOMAS J. PENCE, CFA, SENIOR VICE PRESIDENT

See Conseco Balanced Fund for Mr. Pence's complete biography.

CONSECO 20 FUND

THOMAS J. PENCE, CFA, SENIOR VICE PRESIDENT

See Conseco Balanced Fund for Mr. Pence's complete biography.

ERIK J. VOSS, ASSISTANT VICE PRESIDENT, SENIOR SECURITIES ANALYST

At CCM, Mr. Voss is also responsible for assisting in the research and portfolio management efforts for all of the Adviser's equity portfolios. Prior to joining the Adviser in 1996, Mr. Voss worked as an equity analyst for Gardner Lewis Asset Management for over three years.

                                  YOUR ACCOUNT

DETERMINING SHARE PRICE

A Fund's share price is the total fair market value of its assets minus its liabilities, called net asset value, divided by the total number of shares outstanding. Because the value of each Fund's securities changes every business day, the Fund's share price usually changes as well.

Each Fund calculates its net asset value (NAV) per share on each business day that the New York Stock Exchange (NYSE) is open.


                  (sidebar)

                  NET ASSET VALUE (NAV)
                  The market value of a fund's securities and other assets less its liabilities divided by the total number of shares outstanding.



For each of the Funds except the Conseco International Fund, NAV is calculated at the close of regular trading on the NYSE (normally 4:00 p.m., Eastern Time). The NAV is generally based on the market price of securities held in a Fund.


In the case of the Conseco International Fund, foreign securities may trade in their local markets on weekends or other days when a Fund does not price its shares. Therefore, the NAV of Funds holding foreign securities may change on days when shareholders will not be able to buy or sell their Fund shares.

Under the direction of the Board, the Funds may use a practice known as fair value pricing under the following circumstances:
     o Securities and assets for which market quotations are not readily available
     o Events that occur after an exchange closes are likely to affect the value of the security
     o Fund management strongly believes a market price is not reflective of the security's appropriate price

BUYING SHARES

To buy Class Y shares, you must be a qualifying individual investor, whose Fund investments exceed $500,000, or an institutional investor.

Institutional investors may include the following:
     o Tax qualified plans with at least $10 million in assets or 250 plan eligible employees
     o Banks and insurance companies investing for their own accounts
     o Investment companies unaffiliated with the Adviser
     o Tax-qualified retirement plans of the Adviser or qualified financial intermediaries who have a contract with the Distributor
     o Endowments, foundations and other charitable organizations
     o Wrap fee accounts or asset allocation programs where the shareholder pays an asset-based fee


OPENING A NEW ACCOUNT IS EASY

The Funds are open for business each day the New York Stock Exchange (NYSE) is open for business. The Funds are closed for business on:

--------------------------------------------------------------------------
Saturday                        Presidents' Day      Labor Day
Sunday                          Good Friday          Thanksgiving Day
New Year's Day                  Memorial Day         Christmas Day
Martin Luther King, Jr. Day     Independence Day

-------------------------------------- -----------------------------------

There are three convenient ways to begin your Conseco Fund Group investment program.


-----------------------------------------------------------------------------------------------------------
THROUGH FINANCIAL INTERMEDIARIES      BY BANK WIRE                        BY MAIL
-----------------------------------------------------------------------------------------------------------
Shares of the Funds may be            Wire your investment to:            Simply complete and sign an
purchased through authorized          ABA#011000028                       application to begin the process.
broker-dealers, financial             State Street Bank
institutions and service              Boston, MA                          Make your check payable to the
organizations with whom the           Account #9905-244-1                 Fund of your choice.*
distributor has a selling agreement.  Reference your customer name,
                                      fund name and fund account number   If you are adding to your
Important note: Each institution                                          existing account, indicate your
may have its own procedures and       For NEW accounts, please promptly   Fund account number directly on
requirements for buying and selling   complete and mail the account       the check.
shares and may charge fees. Contact   application form to the Funds at
your financial professional for       the address given under "By Mail."  Mail your application and check
more information.                                                         to:
                                      The Funds currently do not charge   Conseco Fund Group
                                      for wire transfers, although your   P.O. Box 8017
                                      bank may.                           Boston, Massachusetts
                                                                          02266-8017
-----------------------------------------------------------------------------------------------------------
*No third-party checks are accepted.




Payment for the shares purchased through a financial institution is due on the settlement date. The settlement date is normally three business days after the order has been executed. WHEN MAKING PAYMENT FOR CONFIRMED PURCHASES VIA FEDERAL FUNDS WIRE, YOU MUST REFERENCE THE CONFIRMATION NUMBER TO ENSURE TIMELY CREDIT.

It is the responsibility of the broker, dealer, or other financial intermediary to forward customer orders received prior to the close of the NYSE to the Transfer Agent prior to its close of business that same day (normally 4:00 p.m., Eastern Time). Check with your investment professional to find out if they have an internal deadline for receiving orders to ensure processing that day. When making payment for confirmed purchases via Federal funds wire, financial intermediaries must reference the confirmation number to ensure timely credit.

Shares are purchased at the next share price calculation after your investment is received. The Funds reserve the right to reject any purchase order.


                  (Sidebar)

                  Please indicate whether you would like the ability to redeem or exchange shares by telephone or wire when you complete your application.

PURCHASES BY CHECK

An initial investment made by check must be accompanied by a completed application. To avoid order to avoid fees and delays, all checks should be drawn only on U.S. banks in U.S. funds. A charge may be imposed if any check submitted for investment does not clear. Third-party checks will not be accepted. When you purchase shares by check, you will not be allowed to redeem the shares until your investment has been in the account for 15 business days.

ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE

Electronic transfers through the Automated Clearing House ("ACH") allow you to initiate a purchase or redemption for as little as $50 or as much as $50,000 between your bank account and Fund account using the ACH network. Initial purchase minimums apply.

You must complete the "ACH" section of the application for this privilege to be applicable.

SELLING SHARES

After receipt of an authorized redemption request, shares are redeemed at net asset value on any business day, reduced by any required tax withholding.


Redemption requests require your account number, the exact name of your account and your Social Security or taxpayer identification number. The Fund will mail a check to your account address or, if you have elected the wire redemption privilege, the Fund will wire the proceeds to your bank on the following business day.

You may sell, or redeem, some or all of your shares on any business day by doing one of the following.

---------------------------------------------------------------------------------------------------------
THROUGH FINANCIAL ADVISER             BY TELEPHONE                       BY MAIL
---------------------------------------------------------------------------------------------------------
If you bought your shares through a   Individual investors may           Financial intermediaries, as
broker/dealer or other financial      communicate redemption orders by   well as institutional and
intermediary, you may redeem your     telephone.                         individual investors, may sell
shares by calling them directly.                                         shares by writing the Funds at
                                                                         the following address:
Financial intermediaries may
communicate redemption orders by                                                 Conseco Fund Group
wire and telephone.                                                              P.O. Box 8017
                                                                                 Boston, Massachusetts
Important note: Each institution                                                 02266-8017
may have its own procedures and
requirements for buying and selling
shares and may charge fees. Contact                                      Institutional investors must have
your financial professional for                                          appropriate redemption
more information.                                                        certifications on file before a
                                                                         redemption can be completed.
                                                                         Signature guarantees are required
                                                                         for amounts of $50,000 or more.


--------------------------------------------------------------------------------------------------------

It is the responsibility of the financial intermediary to forward customer redemption orders received prior to the close of the NYSE to the Transfer Agent prior to its close of business that same day (normally 4:00 p.m., Eastern Time).



MORE ABOUT SELLING YOUR SHARES

Your shares will be sold at the next NAV calculated after your order is accepted. Your order will be processed promptly and you will generally receive the proceeds within seven business days.

A Fund may delay payment up to 15 days or longer in the event the check you used to purchase shares has not cleared. To shorten this delay, consider purchasing your shares by bank wire through Federal funds.

Under certain extraordinary circumstances, where the law allows additional time, a Fund may suspend the right to redeem shares.

REDEMPTIONS BY MAIL

Redemption certification is provided on the application. A signature guarantee, required for redemptions of $50,000 or more, may be obtained from most banks, brokers and dealers, credit unions, savings associations and financial institutions, but not from a notary public.

REDEMPTIONS BY WIRE OR TELEPHONE

Financial intermediaries may charge for their services in connection with your redemption request but neither the Funds nor the Distributor impose any such charges.

Although the Funds and the Transfer Agent will not be responsible for the authenticity of telephone instructions, the following procedures have been established to confirm that instructions communicated by telephone are genuine:
     o Recording telephone instructions for exchanges and expedited redemptions
     o Requiring the caller to give certain specific identifying information
     o Providing written confirmations to shareholders not later than five days following a telephone transaction

If the Funds and the Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

Certain financial intermediaries may be authorized to accept redemption orders on behalf of the Funds. A Fund will be deemed to have received a redemption order when such a financial intermediary accepts the order.

EXPEDITED REDEMPTIONS

You may have the payment of redemption requests (of $250 or more) wired or mailed directly to a designated domestic commercial bank account. Normally, such payments will be transmitted on the second business day following receipt of the request.

For telephone redemptions, call the Transfer Agent at 800-986-3384. You must complete the "Expedited Redemptions" section of the application for this privilege to be applicable.

EXCHANGE PRIVILEGE

You may exchange shares of one Conseco Fund for shares of the same class of any other Fund at NAV. The value of shares to be exchanged must meet the Fund's minimum investment requirement.

Normally, exchanges can be completed on the same business day.

DIVIDENDS AND DISTRIBUTIONS



Each Fund distributes at least 90% of its net investment income to shareholders.


Net investment income for all of the Funds, except the Conseco International Fund, consists of all dividends and interest received, less expenses (including fees payable to the Adviser and its affiliates). For Conseco International Fund, investors receive a proportionate share of the Portfolio's dividends and interest, less the Fund's expenses and its proportionate share of the Portfolio's expenses.

Dividends from net investment income are declared, and paid, by each Fund according to the schedule below. The Trustees may elect to change dividend distribution intervals.


SCHEDULE OF DIVIDEND PAYMENTS

--------------------------------------------------------------------------------
FUND                                                    DECLARED AND PAID
--------------------------------------------------------------------------------
Conseco Fixed Income Fund                               Monthly
--------------------------------------------------------------------------------
Conseco High Yield Fund                                 Monthly
--------------------------------------------------------------------------------
Conseco Convertible Securities Fund                     Monthly
--------------------------------------------------------------------------------
Conseco Balanced Fund                                   Quarterly
--------------------------------------------------------------------------------
Conseco Equity Fund                                     Quarterly
--------------------------------------------------------------------------------
Conseco 20 Fund                                         Quarterly
--------------------------------------------------------------------------------
Conseco International Fund                              Annually
--------------------------------------------------------------------------------



Any capital gains are generally declared and distributed to shareholders annually after the close of the Fund's fiscal year. These include net capital gains (the excess of net long-term capital gain over net short-term capital loss), net short-term capital gains, and net realized gains from foreign currency transactions. In the case of Conseco International Fund, they include the Fund's proportionate share of the Portfolio's gains.


Dividends and other distributions paid on each class of shares of a Fund are calculated at the same time and in the same manner. Dividends on each class might be affected differently by the allocation of other class-specific expenses.

CHOOSE HOW TO USE YOUR DISTRIBUTIONS

Conseco Fund Group offers you a number of ways to receive your distributions. When you open your account, simply specify on your application any one of the options that meets your needs.

Keep in mind, all Fund distributions are reinvested for retirement accounts unless specific circumstances are met. Call the Funds at 800-986-3384 for further information.

HERE ARE YOUR OPTIONS

REINVEST ALL DISTRIBUTIONS in additional Fund shares.
REINVEST ONLY INCOME DIVIDENDS in additional Fund shares. Receive other distributions in cash.
REINVEST ONLY OTHER DISTRIBUTIONS in additional Fund shares. Receive income dividends in cash.
RECEIVE ALL DISTRIBUTIONS IN CASH. Distributions can be sent via check to you, or by wire to your bank account.

TAX CONSIDERATIONS

Your investment in a Fund has tax consequences that you need to consider.
The amount you will owe in taxes will vary depending on many factors, such as your tax bracket, how long you held your shares, and whether you owe alternative minimum tax. Some of the more common federal tax consequences are described here, but you should consult your financial adviser about your own situation. (See the Statement of Additional Information for more information.)

TAXABLE DISTRIBUTIONS

You will generally have to pay federal income tax on all Fund distributions.

Except for tax-advantaged retirement accounts, dividends from the Funds' taxable income generally will be taxable to you as ordinary income, whether paid in cash or reinvested in additional shares.

Capital gains distributions, whether paid in cash or reinvested in additional shares, will be taxable to you as long-term capital gains, regardless of how long you have held your Fund shares. When designated as such, short-term gains are treated as ordinary income. Only long-term gains are taxed regardless of how long the fund shares have been held.

Income distributions and short-term capital gain distributions are generally taxed as ordinary income. Distributions of other capital gains are generally taxed as long-term capital gains. The tax treatment of capital gain distributions depends on how long the Fund held the securities it sold, not when you bought your shares of the fund, or whether you reinvested your distributions.

TAXES ON SALES OR EXCHANGES

Selling your shares may result in a taxable gain or loss to you, depending on whether you receive more or less than what the shares cost you.

Share exchanges from one Fund to another within the same share class generally will have the same tax consequences as those on a sale.

BACKUP WITHHOLDING
When sending in your application, it's important to provide your Social Security or other taxpayer ID number. If we don't have this number, or if the IRS informs us that you are subject to backup withholding, the IRS requires the Fund to withhold 31% of all money you receive from the Fund, whether from selling your shares or from distributions.

                  (sidebar)

                  In addition to Class Y shares, Conseco Fund Group offers in a separate prospectus Class A, B and C shares.
                  These shares are available to individual investors. Class A, B and C shares generally have higher operating expenses resulting from their distribution and service fees and are subject to certain sales charges. Please call the Distributor at 800-986-3384 for additional information and a prospectus on these other classes.

ADMINISTRATIVE FEES


The following chart provides an explanation of services provided by Conseco Services, LLC (the Fund Administrator) and the fees paid for such services.


--------------------------------------------------------------------------------------------------
ALL FUNDS, EXCLUDING THE CONSECO INTERNATIONAL    CONSECO INTERNATIONAL FUND
FUND
--------------------------------------------------------------------------------------------------
Services provided include:                        Services provided include:
  o  Supervising the preparation and filing          o  Monitoring the performance of the
     of all documents required for                      investment company in which the
     Fund compliance                                    Conseco International Fund invests
  o  Supervising the maintenance of books            o  Coordinating the Fund's
     and records                                        relationship with that investment
  o  Other general and administrative                   company
     responsibilities                                o  Communicating with the Board and
                                                        shareholders regarding the
For such services, the Administrator receives fees      performance of that investment
of .20% annually of each Fund's average daily           company and the Fund's
net assets.                                             master-feeder structure

                                                  For such services, the Administrator
                                                  receives a fee of .75% annually of the
                                                  Fund's   average   daily   net  assets.
-------------------------------------------------------------------------------------------------




FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand a Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers, LLC, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request.


Because there were no sales of Class Y shares for the Conseco International Fund, financial highlights are not available.

================================================================================
                              FINANCIAL HIGHLIGHTS
                               December 31, 1998

                                                           CONSECO           CONSECO            CONSECO             CONSECO
                                                        FIXED INCOME       HIGH YIELD          CONVERTIBLE          BALANCED
                                                            FUND              FUND           SECURITIES FUND          FUND
                                                     ------------------- ----------------   ----------------   ---------------
                                                                             FOR THE            FOR THE
                                                                           PERIOD FROM         PERIOD FROM
                                                                           COMMENCEMENT        COMMENCEMENT
                                                                          OF OPERATIONS       OF OPERATIONS
                                                                         (MARCH 2, 1998)  (SEPTEMBER 28, 1998)
                                                         YEAR ENDED         THROUGH              THROUGH             YEAR ENDED
CLASS Y SHARES                                         1998       1997   DECEMBER 31, 1998  DECEMBER 31, 1998   1998      1997
                                                    ----------  -------- -----------------  ----------------- ---------  ------
Net asset value per share, beginning of period ...   $10.15      $10.00      $10.49              $10.00         $10.78    $10.00
Income from investment operations (a):
  Net investment income ..........................     0.65        0.68        0.62                0.11           0.32      0.19
  Net realized gains (losses) and change in
    unrealized appreciation (depreciation)
    on investments ...............................     0.17        0.21       (0.48)               1.00           1.06      1.58
----------------------------------------------------------------------------------------------------------------------------------
    Total income from investment operations ......     0.82        0.89        0.14                1.11           1.38      1.77
----------------------------------------------------------------------------------------------------------------------------------
Distributions:
  Dividends from net investment income ...........    (0.60)      (0.61)      (0.61)              (0.11)         (0.28)    (0.28)
  Distribution of net capital gains ..............    (0.12)      (0.13)         --                  --          (0.13)    (0.71)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions ..............................    (0.72)      (0.74)      (0.61)              (0.11)         (0.41)    (0.99)
----------------------------------------------------------------------------------------------------------------------------------
    Net asset value per share, end of period .....   $10.25      $10.15      $10.02              $11.00         $11.75    $10.78
==================================================================================================================================
Total return (b) (c) .............................     8.32%       9.18%       1.36%(c)           11.17%(c)      12.90%    17.87%
==================================================================================================================================
Ratios/supplemental data:
  Net assets (dollars in thousands), end of period  $14,403     $21,876      $1,237                  $1         $4,138   $12,037
  Ratio of expenses to average net assets (b) ....     0.60%       0.60%       0.90%               1.05%          1.00%     1.00%
  Ratio of net investment income (loss)
    to average net assets (annualized) (b) .......     6.26%       6.28%       7.66%               3.87%          2.67%     2.76%

----------------
(a) Per share amounts presented are based on an average of monthly shares outstanding throughout the periods indicated.
(b) The Advisor and Administrator have voluntarily agreed to waive their fees and/or reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds on an annual basis .60% for the Conseco Fixed Income, .90% for the Conseco High Yield, 1.05% for the Conseco Convertible Securities, 1.00% for the Conseco Balanced and Conseco Equity and 1.25% for the Conseco 20 Funds. These limits may be discontinued by the Advisor and Administrator at any time after April 30, 1999. If the aforementioned agreements had not been in effect during the period, the annualized ratio of expenses to average net assets would have been 1.46% for the Conseco Fixed Income, 3.24% for the Conseco High Yield, 149.31% for the Conseco
    Convertible Securities, 2.19% for the Conseco Balanced, 1.42% for the Conseco Equity and 3.77% for the Conseco 20 Funds. If the aforementioned, agreements had not been in effect for the year ended December 31, 1997, the annualized ratio of expense to average net assets would have been 1.44% for the Conseco Fixed Income, 2.14% for the Conseco Balanced and 1.24% for the Conseco Equity Funds.
(c) Not annualized.

================================================================================
                        FINANCIAL HIGHLIGHTS-(CONTINUED)
                               December 31, 1998

                                                        CONSECO                       CONSECO
                                                         EQUITY                          20
                                                          FUND                          FUND
                                                -------------------------             --------
                                                                                       FOR THE
                                                                                     PERIOD FROM
                                                                                   COMMENCEMENT OF
                                                                                      OPERATIONS
                                                                                   (APRIL 6, 1998)
                                                       YEAR ENDED                      THROUGH
CLASS Y SHARES                                     1998          1997              DECEMBER 31, 1998
                                                -----------   -----------        --------------------

Net asset value per share, beginning of period    $11.13         $10.00                  $12.33
Income from investment operations (a):
  Net investment income (loss) ...............      0.05            --                     0.04
  Net realized gains (losses) and change in
    unrealized appreciation (depreciation)
    on investments ...........................      1.83           2.35                    0.31
------------------------------------------------------------------------------------------------------
    Total income from investment operations ..      1.88           2.35                    0.35
------------------------------------------------------------------------------------------------------
Distributions:
  Dividends from net investment income .......     (0.04)            --                      --
  Distribution of net capital gains ..........     (0.30)         (1.22)                     --
------------------------------------------------------------------------------------------------------
Total distributions ..........................     (0.34)         (1.22)                     --
------------------------------------------------------------------------------------------------------
    Net asset value per share, end of period .    $12.67         $11.13                  $12.68
------------------------------------------------------------------------------------------------------
Total return (b) (c) .........................     16.82%         23.50%                   2.84%(c)
======================================================================================================
Ratios/supplemental data:
  Net assets (dollars in thousands),
    end of period ............................   $60,816        $60,334                   $172
  Ratio of expenses to average net assets (b)       1.00%          1.00%                  1.25%
  Ratio of net investment income (loss)
    to average net assets (annualized) (b) ...      0.40%          0.03%                  0.62%


--------------------
(a Per share amounts presented are based on an average of monthly shares outstanding throughout the periods indicated.
(b) The Advisor and Administrator have voluntarily agreed to waive their fees and/or reimburse Fund expenses to the extent that the ratio of expenses to average net assets exceeds on an annual basis .60% for the Conseco Fixed Income, .90% for the Conseco High Yield, 1.05% for the Conseco Convertible Securities, 1.00% for the Conseco Balanced and Conseco Equity and 1.25% for the Conseco 20 Funds. These limits may be discontinued by the Advisor and Administrator at any time after April 30, 1999. If the aforementioned agreements had not been in effect during the period, the annualized ratio of expenses to average net assets would have been 1.46% for the Conseco Fixed Income, 3.24% for the Conseco High Yield, 149.31% for the Conseco
    Convertible Securities, 2.19% for the Conseco Balanced, 1.42% for the Conseco Equity and 3.77% for the Conseco 20 Funds. If the aforementioned, agreements had not been in effect for the year ended December 31, 1997, the annualized ratio of expense to average net assets would have been 1.44% for the Conseco Fixed Income, 2.14% for the Conseco Balanced and 1.24% for the Conseco Equity Funds.
(c) Not Annualized.

================================================================================
                        FINANCIAL HIGHLIGHTS-(CONTINUED)
                               December 31, 1998


                                          Conseco         Conseco           Conseco          Conseco
                                       Fixed Income      High Yield       Convertible        Balanced
                                          Fund              Fund       Securities Fund         Fund
                                   ------------------- -------------  ----------------  -----------------
                                         Year Ended      Year ended     Period Ended        Year Ended
                                       1998      1997       1998           1998(a)         1998      1997
                                   ----------  -------- -------------  ----------------  --------- ---------
Supplemental date for all classes:
Net assets (dollars in thousands),
  end of period ..................   $48,245    $22,029    $44,392         $27,614        $32,700   $13,113
Portfolio turnover rate ..........    420.83%    367.82%    432.08%          12.95%        341.20%   506.64%


                                                Conseco              Conseco
                                                Equity                 20
                                                 Fund                 Fund
                                        ---------------------------------------
                                               Year Ended           Year Ended
                                            1998           1997          1998
                                         -----------    -----------  -----------
Supplemental date for all classes:
Net assets (dollars in thousands),
  end of period ......................   $89,270         $65,211       $44,269
Portfolio turnover rate ..............    350.13%         199.12%       411.71%

--------------------
(a) For the period from commencement of operations (September 28, 1998) through December 31, 1998.

                                  [back cover]

FOR MORE INFORMATION

More information on the Conseco Fund Group is available free upon request:


SHAREHOLDER REPORTS

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their most recent fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is legally considered part of) this prospectus. The SAI provides more details about each Fund and its policies.

(Sidebar)


To obtain a shareholder report, SAI, or other information:

BY TELEPHONE
Call 800-986-3384

BY MAIL
Conseco Fund Group
Attn: Administrative Offices
11815 N. Pennsylvania Street, B1C
Carmel, IN 46032

BY EMAIL
ir@conseco.com


ON THE INTERNET
Text-only versions of the prospectuses and other documents pertaining to the Funds can be viewed online or downloaded from:
         SEC
         http://www.sec.gov

         CONSECO FUND GROUP
         http://www.consecofunds.com


Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's public reference room in Washington, DC (phone 800-SEC-0330). Or, you can obtain copies of this information by sending a request, along with a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009.

Registration Number: 811-07839

                       STATEMENT OF ADDITIONAL INFORMATION

                               CONSECO FUND GROUP

      CONSECO FIXED INCOME FUND                        CONSECO BALANCED FUND

       CONSECO HIGH YIELD FUND                          CONSECO EQUITY FUND

 CONSECO CONVERTIBLE SECURITIES FUND                 CONSECO INTERNATIONAL FUND

                                 CONSECO 20 FUND

                             CLASS A, B AND C SHARES

                                 MARCH 12, 1999


This Statement of Additional Information ("SAI") is not a prospectus. It contains additional information about the Conseco Fund Group (the "Trust") and the seven series of the Trust: Conseco Fixed Income Fund, Conseco High Yield Fund, Conseco Convertible Securities Fund, Conseco Balanced Fund, Conseco Equity Fund, Conseco International Fund and Conseco 20 Fund (each a "Fund" and collectively the "Funds"). It should be read in conjunction with the Funds' Class A, B, and C prospectus (the "Prospectus"), dated March 12, 1999. You may obtain a copy by contacting the Trust's Administrative Office, 11815 N. Pennsylvania Street, Carmel, Indiana 46032 or by phoning 800-986-3384.

                                TABLE OF CONTENTS

GENERAL INFORMATION.........................................................3

INVESTMENT RESTRICTIONS.....................................................3

INVESTMENT STRATEGIES.......................................................9

TEMPORARY DEFENSIVE POSTIONS...............................................13

PORTFOLIO TURNOVER.........................................................13

DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES........................14

ADDITIONAL INFORMATION ABOUT THE MASTER-FEEDER STRUCTURE...................36

INVESTMENT PERFORMANCE.....................................................37

SECURITIES TRANSACTIONS....................................................40

MANAGEMENT.................................................................44

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES........................55

FUND EXPENSES..............................................................60

DISTRIBUTION ARRANGEMENTS..................................................60

PURCHASE, REDEMPTION AND PRICING OF SHARES.................................63

INFORMATION ON CAPITALIZATION AND OTHER MATTERS............................68

TAXES......................................................................70

FINANCIAL STATEMENTS.......................................................75

APPENDIX A SECURITIES RATINGS..............................................76

GENERAL INFORMATION

The Trust was organized as a Massachusetts business trust on September 24, 1996. The Trust is an open-end management investment company registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Trust is a "series" type of mutual fund which issues seven separate series of shares, each of which represents a separate portfolio of investments. Each Fund offers four classes of shares. This SAI relates solely to Class A shares, Class B shares and Class C shares of the Funds. Class Y shares are offered to certain institutional investors and qualifying individual investors through a separate prospectus and SAI. Each class may have different expenses, which may affect performance. Conseco Capital Management, Inc. (the "Adviser") serves as the Trust's investment adviser.

The Conseco International Fund invests all of its investable assets in the International Equity Portfolio (the "Portfolio" or the "International Portfolio") of AMR Investment Services Trust (the "AMR Trust"), which invests primarily in equity securities of issuers based outside the United States. The Portfolio invests in securities in accordance with an investment objective, policies and limitations substantially similar to those of the Fund. The investment experience of the Fund will correspond directly with the investment experience of the Portfolio. Whenever the phrase "all of the Fund's investable assets" is used, it means that the only investment securities that will be held by the Conseco International Fund will be the Fund's interest in the Portfolio. This "master-feeder" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. Accordingly, investors should carefully consider this investment approach. See "Additional Information About the Master-Feeder Structure." AMR Investment Services, Inc. ("AMR") provides investment management and administrative services to the Portfolio.

Prior to August 4, 1998, the Conseco Balanced Fund was known as the Conseco Asset Allocation Fund.

There is no assurance that any of the Funds will achieve its investment objective. The various Funds may be used independently or in combination.

INVESTMENT RESTRICTIONS

The Trust and the AMR Trust have adopted the following policies relating to the investment of assets of the Funds and the Portfolio, respectively, and their activities. These are fundamental policies and may not be changed without the approval of the holders of a "majority" of the outstanding shares of the affected Fund or the outstanding interests of the Portfolio. Under the 1940 Act, the vote of such a "majority" means the vote of the holders of the lesser of (i) 67 percent of the shares or interests represented at a meeting at which more than 50 percent of the outstanding shares or interests are represented or (ii) more than 50 percent of the outstanding shares or interests. A change in policy affecting only one Fund or the Portfolio may be effected with the approval of the holders of a majority of the outstanding shares of the Fund or the Portfolio. Except for the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Fund or the Portfolio.

CONSECO EQUITY, CONSECO BALANCED AND CONSECO FIXED INCOME FUNDS

The Conseco Equity, Conseco Balanced and Conseco Fixed Income Funds may not (except as noted):

1. Purchase securities on margin, except that Funds engaged in transactions in options, futures, and options on futures may make margin deposits in connection with those transactions, and except that effecting short sales against the box will not be deemed to constitute a purchase of securities on margin;

2. Purchase or sell commodities or commodity contracts (which, for the purpose of this restriction, shall not include foreign currency futures or forward currency contracts), except: (a) any Fund may engage in interest rate futures contracts, stock index futures, futures contracts based on other financial instruments, and options on such futures contracts; and (b) Conseco Balanced Fund may engage in futures contracts on gold;

3.   Borrow money or pledge, mortgage, or assign assets, except that a Fund may:
     (a) borrow from banks, but only if immediately after each borrowing and continuing thereafter it will have an asset coverage of at least 300 percent; (b) enter into reverse repurchase agreements, options, futures, options on futures contracts, foreign currency futures contracts and forward currency contracts as described in the Prospectus and in this SAI. (The deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis and collateral arrangements with respect to initial or variation margin deposits for future contracts, and options on futures contracts and foreign currency futures and forward currency contracts will not be deemed to be pledges of a Fund's assets);

4.   Underwrite securities of other issuers;

5. With respect to 75% of a Fund's total assets, invest more than 5% of the value of its assets in the securities of any one issuer if thereafter the Fund in question would have more than 5% of its assets in the securities of any issuer or would own more than 10% of the outstanding voting securities of such issuer; this restriction does not apply to U.S. Government securities (as defined in the Prospectus);

6. Invest in securities of a company for the purpose of exercising control or management;

7. Write, purchase or sell puts, calls or any combination thereof, except that the Funds may write listed covered or secured calls and puts and enter into closing purchase transactions with respect to such calls and puts if, after writing any such call or put, not more than 25% of the assets of the Fund are subject to covered or secured calls and puts, and except that the Funds may purchase calls and puts with a value of up to 5% of each such Fund's net assets;

8. Participate on a joint or a joint and several basis in any trading account in securities;

9. Invest in the securities of issuers in any one industry if thereafter more than 25% of the assets of the Fund in question would be invested in securities of issuers in that industry; investing in cash items, U.S. Government securities (as defined in the Prospectus), or repurchase agreements as to these securities, shall not be considered investments in an industry;

10. Purchase or sell real estate, except that it may purchase marketable securities which are issued by companies which invest in real estate or interests therein;

11. Make loans of its assets, except the Funds may enter into repurchase agreements and lend portfolio securities in an amount not to exceed 15% of the value of a Fund's total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Board of Trustees; or

12. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except as permitted herein and in Investment Restriction Nos. 1, 2 and 3. Obligations under interest rate swaps will not be treated as senior securities for purposes of this restriction so long as they are covered in accordance with applicable regulatory requirements. Other good faith hedging transactions and similar investment strategies will also not be treated as senior securities for purposes of this restriction so long as they are covered in accordance with applicable regulatory requirements and are structured consistent with current SEC interpretations.

CONSECO HIGH YIELD, CONSECO CONVERTIBLE SECURITIES AND CONSECO 20 FUNDS

The Conseco High Yield, Conseco Convertible Securities and Conseco 20 Funds may not (except as noted):

1. Purchase or sell commodities or commodity contracts except that a Fund may purchase or sell options, futures contracts, and options on futures contracts and may engage in interest rate and foreign currency transactions;

2. Borrow money, except that a Fund may: (a) borrow from banks, and (b) enter into reverse repurchase agreements, provided that (a) and (b) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings); and except that a Fund may borrow from any person up to 5% of its total assets (not including the amount borrowed) for temporary purposes (but not for leverage or the purchase of investments);

3. Underwrite securities of other issuers except to the extent that a Fund may be deemed an underwriter under the Securities Act of 1933 (the "1933 Act") in connection with the purchase or sale of portfolio securities;

4. With respect to 75% of the Conseco High Yield and the Conseco Convertible Securities Fund's total assets, purchase the securities of any issuer if
     (a) more than 5% of Fund's total assets would be invested in the securities of that issuer or (b) the Fund would own more than 10% of the outstanding voting securities of that issuer; this restriction does not apply to U.S. Government securities (as defined in the Prospectus);

5. Purchase any security if thereafter 25% or more of the total assets of the Fund would be invested in securities of issuers having their principal business activities in the same industry; this restriction does not apply to U.S. Government securities (as defined in the Prospectus);

6. Purchase or sell real estate, except that a Fund may purchase securities which are issued by companies which invest in real estate or which are secured by real estate or interests therein;

7. Make loans of its assets if, as a result, more than 33-1/3% of the Fund's total assets would be lent to other parties except through (a) entering into repurchase agreements and (b) purchasing debt instruments; or

8.   Issue any senior security, except as permitted under the 1940 Act.

CONSECO INTERNATIONAL FUND

The Conseco International Fund has the following fundamental investment policy that enables it to invest in the Portfolio:

     Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

All other fundamental investment policies and the non-fundamental investment policies of the Conseco International Fund and the Portfolio are identical (except, as noted below, their policies on borrowing).

In addition to the investment limitations noted in the Prospectus, the following nine restrictions have been adopted by the Conseco International Fund and the Portfolio and may be changed only by the majority vote of the outstanding shares of the Fund or the outstanding interests of the Portfolio. Whenever the Conseco International Fund is requested to vote on a change in the investment restrictions of the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of the Fund's votes representing the Fund's shareholders not voting will be voted by the Fund in the same proportion as those Fund shareholders who do, in fact, vote.

The Conseco International Fund may not (although the following discusses the investment policies of the Fund, except as noted, it applies equally to the Portfolio):

1. Purchase or sell real estate or real estate limited partnership interests, provided, however, that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in its Prospectus;

2. Purchase or sell commodities (including direct interests and/or leases in oil, gas or minerals) or commodities contracts, except with respect to forward foreign currency exchange contracts, foreign currency futures contracts and when-issued securities when consistent with the other policies and limitations described in its Prospectus;

3. Engage in the business of underwriting securities issued by others, except to the extent that, in connection with the disposition of securities, the Fund may be deemed an underwriter under federal securities law;

4. Make loans to any person or firm, provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or (ii) the entry into repurchase agreements and further provided, however, that the Fund may lend its securities to broker-dealers or other institutional investors in accordance with the guidelines stated in its Prospectus;

5.   Purchase  from  or sell  securities  to its  officers,  Trustees  or  other
     "interested persons" of the Trust, as defined in the 1940 Act, including its investment adviser(s) and their affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder;

6. Issue senior securities except that the Fund may engage in when-issued securities and forward commitment transactions and may engage in currency futures and forward currency contracts; or

7. Borrow money, except that the Fund may: (a) borrow from banks, and (b) enter into reverse repurchase agreements, provided that (a) and (b) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings); and except that the Fund may borrow up to 5% of its total assets (not including the amount borrowed) for temporary purposes (but not for leverage or the purchase of investments). (This policy does not apply to the Portfolio.)

8. Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of the Portfolio's total assets; or

9. Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry, provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; (ii) municipalities and their agencies and authorities are not deemed to be industries; and (iii) financial service companies as a group are not considered a single industry for purposes of this policy. Wholly-owned finance companies will be considered to be industries of their parent companies if their activities are primarily related to financing the activities of their parent companies.

As a matter of fundamental policy, the International Portfolio may borrow from banks or through reverse repurchase agreements for temporary purposes in an aggregate amount not to exceed 10% of the value of its total assets at the time of borrowing. Because this policy may only be changed by the majority vote of the outstanding interests in the Portfolio, before any change could be adopted, the Fund would seek voting instructions from its shareholders. So long as the Conseco International Fund invests all of its investable assets in the Portfolio, the Fund intends to follow the 10% limitation set forth in the Portfolio's fundamental policy. In addition, although not a fundamental policy, the Portfolio intends to repay any money borrowed before any additional portfolio securities are purchased.

NONFUNDAMENTAL INVESTMENT RESTRICTIONS

The following restrictions are designated as nonfundamental with respect to the Conseco Equity and Conseco Fixed Income Funds and may be changed by the Trust's Board of Trustees ("Board") without shareholder approval.

The CONSECO EQUITY AND CONSECO FIXED INCOME FUNDS may not (except as noted):

1. With respect to in excess of 15% of a Fund's assets, sell securities short, except that each Fund may, without limit, make short sales against the box.

2.   Purchase any below  investment  grade security if as a result more than 35%
     of  the  Fund's  assets  would  be  invested  in  below   investment  grade
     securities.

The following restrictions are designated as non-fundamental with respect to the Conseco Balanced Fund and may be changed by the Board without shareholder approval.

The CONSECO BALANCED FUND may not:

1. With respect to in excess of 15% of the Fund's assets, sell securities short, except that the Fund may, without limit, make short sales against the box.

2.   Purchase any below  investment  grade security if as a result more than 35%
     of  the  Fund's  assets  would  be  invested  in  below   investment  grade
     securities.

3.   Invest less than 25% of the Fund's assets in debt securities.

The following restrictions are designated as nonfundamental with respect to the Conseco High Yield, Conseco Convertible Securities and Conseco 20 Funds and may be changed by the Board without shareholder approval.

The CONSECO HIGH YIELD, CONSECO CONVERTIBLE SECURITIES AND CONSECO 20 FUNDS may not (except as noted):

1. Sell securities short in an amount exceeding 15% of its assets, except that a Fund may, without limit, make short sales against the box. Transactions in options, futures, options on futures and other derivative instruments shall not constitute selling securities short;

2. Purchase securities on margin, except that a Fund may obtain such short-term credits as are necessary for the clearance of securities transactions and except that margin deposits in connection with transactions in options, futures, options on futures and other derivative instruments shall not constitute a purchase of securities on margin; or

3. Make loans of its assets, except that a Fund may enter into repurchase agreements and purchase debt instruments as set forth in its fundamental policy on lending and may lend portfolio securities in an amount not to exceed 33 1/3% of the value of the Fund's total assets.

The following restrictions are designated as nonfundamental with respect to the Conseco International Fund and the Portfolio and may be changed by the Board or the AMR Trust's Board of Trustees ("AMR Trust Board") without shareholder approval.

The CONSECO INTERNATIONAL FUND may not (although the following discusses the investment policies of the Fund, it applies equally to the Portfolio):

1. Invest more than 15% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or

2. Purchase securities on margin, effect short sales (except that the Portfolio may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities) or purchase or sell call options or engage in the writing of such options.

3. Invest more than 10% of its total assets in the securities of other investment companies. The Portfolio may incur duplicate advisory fees or management fees when investing in another mutual fund.

In order to limit the risks associated with entry into repurchase agreements, the Board has adopted certain criteria (which are not fundamental policies) to be followed by the Funds. These criteria provide for entering into repurchase agreement transactions (a) only with banks or broker-dealers meeting certain guidelines for creditworthiness, (b) that are fully collateralized, (c) on an approved standard form of agreement and (d) that meet limits on investments in the repurchase agreements of any one bank, broker or dealer.

INVESTMENT STRATEGIES

In addition to the investment strategies described in the Prospectus and in "Description of Securities and Investment Techniques," the CONSECO FIXED INCOME FUND may:

o Invest in debt securities which the Adviser believes offer higher capital appreciation potential. Such investments would be in addition to that portion of the Fund which may be invested in common stocks and other types of equity securities.

o Use various investment strategies and techniques when the Adviser determines that such use is appropriate in an effort to meet the Fund's investment objective. Such strategies and techniques include, but are not limited to, writing listed "covered" call and "secured" put options and purchasing options; purchasing and selling, for hedging purposes, interest rate and other futures contracts, and purchasing options on such futures contracts; borrowing from banks to purchase securities; investing in securities of other investment companies; entering into repurchase agreements and reverse repurchase agreements; investing in when-issued or delayed delivery securities; and selling securities short. See "Description of Securities and Investment Techniques" below for further information.

In addition to the investment strategies described in the Prospectus and in "Description of Securities and Investment Techniques," the CONSECO HIGH YIELD FUND may:

o Invest in below investment grade securities which include corporate debt securities and preferred stock, convertible securities, zero coupon securities, other deferred interest securities, mortgage-backed securities and asset-backed securities. The Fund may invest in securities rated as low as C by Moody's Investors Service, Inc. ("Moody's") or D by Standard & Poor's ("S&P"), securities comparably rated by another national statistical rating organization ("NRSRO"), or unrated securities of equivalent quality. Such obligations are highly speculative and may be in default or in danger of default as to principal and interest.

o Invest in high yield municipal securities. The interest on the municipal securities in which the Fund invests typically is not exempt from federal income tax. The Fund's remaining assets may be held in cash, money market instruments, or securities issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities, or may be invested in common stocks and other equity securities when these types of investments are consistent with the objectives of the Fund or are acquired as part of a unit consisting of a combination of fixed income securities and equity investments. Such remaining assets may also be invested in investment grade debt securities, including municipal securities.

o    Invest in zero coupon securities and payment-in-kind securities.

o Invest in equity and debt securities of foreign issuers, including issuers based in emerging markets. As a non-fundamental policy, the Fund may invest up to 50% of its total assets (measured at the time of investment) in foreign securities; however, the Fund presently does not intend to invest more than 25% of its total assets in such securities. In addition, the Fund presently intends to invest in foreign securities only through depositary receipts. See "Foreign Securities" below for further information.

o Invest in private placements, securities traded pursuant to Rule 144A under the 1933 Act (Rule 144A permits qualified institutional buyers to trade certain securities even though they are not registered under the 1933 Act), or securities which, though not registered at the time of their initial sale, are issued with registration rights. Some of these securities may be deemed by the Adviser to be liquid under guidelines adopted by the Board. As a matter of fundamental policy, the Fund will not (1) invest more than 5% of its total assets in any one issuer, except for U.S. Government securities or (2) invest 25% or more of its total assets in securities of issuers having their principal business activities in the same industry.

o Use various investment strategies and techniques when the Adviser determines that such use is appropriate in an effort to meet the Fund's investment objectives. Such strategies and techniques include, but are not limited to, writing listed "covered" call and "secured" put options and purchasing options; purchasing and selling, for hedging purposes, interest rate and other futures contracts, and purchasing options on such futures contracts; entering into foreign currency futures contracts, forward foreign currency contracts ("forward contracts") and options on foreign currencies; borrowing from banks to purchase securities; investing in securities of other investment companies; entering into repurchase agreements, reverse repurchase agreements and dollar rolls; investing in when-issued or delayed delivery securities; selling securities short; and entering into swaps and other interest rate transactions. See "Description of Securities and Investment Techniques" below for further information.

In addition to the investment strategies described in the Prospectus and in "Description of Securities and Investment Techniques," the CONSECO CONVERTIBLE SECURITIES FUND may:

o Invest in securities rated as low as CCC/Caa. See "Description of Securities and Investment Techniques" below. The Appendix to this SAI describes Moody's and S&P's rating categories.

o    Invest in zero coupon securities and payment-in-kind securities.

o As a non-fundamental policy, invest up to 50% of its total assets (measured at the time of investment) in foreign securities; however, the Fund presently does not intend to invest more than 25% of its total assets in such securities. Investments in foreign securities may involve risks in addition to those of U.S. investments. See "Foreign Securities" below for further information.

o Invest in private placements, securities traded pursuant to Rule 144A under the 1933 Act (Rule 144A permits qualified institutional buyers to trade certain securities even though they are not registered under the 1933 Act), or securities which, though not registered at the time of their initial sale, are issued with registration rights. Some of these securities may be deemed by the Adviser to be liquid under guidelines adopted by the Board.

o Use investment strategies and techniques when the Adviser determines that such use is appropriate in an effort to meet the Fund's investment objective. Such strategies and techniques include, but are not limited to, writing call and put options and purchasing options; purchasing and selling, for hedging purposes, interest rate and other futures contracts, and purchasing and writing options on such futures contracts; entering into foreign currency futures contracts, forward contracts and options on foreign currencies; borrowing from banks to purchase securities; investing in securities of other investment companies; entering into repurchase agreements, reverse repurchase agreements and dollar rolls; investing in when-issued or delayed delivery securities; selling securities short, and entering into swaps and other interest rate transactions. See "Description of Securities and Investment Techniques" below for further information.

In addition to the investment strategies described in the Prospectus and in "Description of Securities and Investment Techniques," the CONSECO BALANCED FUND may:

o Invest in U.S. Government securities, intermediate and long-term debt securities and equity securities of domestic and foreign issuers, including common and preferred stocks, convertible debt securities, and warrants. As a non-fundamental policy, the Fund maintains at least 25% of the value of its assets in debt securities.

o Invest up to 10% of its total assets in the equity securities of companies exploring, mining, developing, producing, or distributing gold or other precious metals, if the Adviser believes that inflationary or monetary conditions warrant a significant investment in companies involved in precious metals.

o Invest in high yield, high risk below investment grade securities which are not believed to involve undue risk to income or principal. The Conseco Balanced Fund does not intend to invest more than 25% of its total assets (measured at the time of investment) in below investment grade securities. The lowest rating categories in which the Fund will invest are CCC/Caa. Securities in those categories are considered to be of poor standing and are predominantly speculative. For information about the risks associated with below investment grade securities, see "Description of Securities and Investment Techniques" below. The Fund may also invest in investment grade debt securities.

o    Invest in zero coupon securities and payment-in-kind securities.

o Invest in equity and debt securities of foreign issuers, including non-U.S. dollar-denominated securities, Eurodollar securities and securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof. As a non-fundamental operating policy, the Fund will not invest more than 50% of its total assets (measured at the time of investment) in foreign securities. See "Description of Securities and Investment Techniques" below for further information.

o Use various investment strategies and techniques when the Adviser determines that such use is appropriate in an effort to meet the Fund's investment objective, including but not limited to: writing listed "covered" call and "secured" put options, including options on stock indices, and purchasing such options; purchasing and selling, for hedging purposes, stock index, interest rate, gold, and other futures contracts, and purchasing options on such futures contracts; purchasing warrants and preferred and convertible preferred stocks; purchasing foreign securities; entering into foreign currency futures contracts, forward contracts and options on foreign currencies; borrowing from banks to purchase securities; purchasing securities of other investment companies; entering into repurchase agreements and reverse repurchase agreements; purchasing restricted securities; investing in when-issued or delayed delivery securities; and selling securities short. See "Description of Securities and Investment Techniques" below for further information.

In addition to the investment strategies described in the Prospectus and in "Description of Securities and Investment Techniques," the CONSECO EQUITY FUND may:

o Use a variety of investment techniques and strategies including but not limited to: writing listed "covered" call and "secured" put options, including options on stock indices, and purchasing options; purchasing and selling, for hedging purposes, stock index, interest rate, and other futures contracts, and purchasing options on such futures contracts; purchasing warrants and preferred and convertible preferred stocks; borrowing from banks to purchase securities; purchasing foreign securities in the form of American Depository Receipts ("ADRs"); purchasing securities of other investment companies; entering into repurchase agreements and reverse repurchase agreements; purchasing restricted securities; investing in when-issued or delayed delivery securities; and selling securities short. See "Description of Securities and Investment Techniques" below further information.

o Invest up to 5% of its assets in below investment grade securities. The Fund will not invest in rated fixed income securities which are rated below CCC/Caa. See "Appendix A" to this SAI for further discussion regarding securities ratings. For information about the risks associated with below investment grade securities, see "Description of Securities and Investment Techniques" below.

In addition to the investment strategies described in the Prospectus and in "Description of Securities and Investment Techniques," the CONSECO INTERNATIONAL FUND may:

o Invest up to 20% of total assets in debt securities that are investment grade at the time of purchase, including obligations of the U.S. Government, its agencies and instrumentalities, corporate debt securities, mortgage-backed securities, asset-backed securities, master-demand notes, Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances, commercial paper and other notes, and other debt securities. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all rating organizations rating that security (such as S & P or Moody's). Obligations rated in the fourth highest rating category are limited to 25% of each of the Fund's debt allocations. The Fund may invest up to 20% of its total assets in non-U.S. debt securities that are rated at the time of purchase in one of the three highest rating categories by any rating organization or, if unrated, are deemed to be of comparable quality by the applicable investment adviser and traded publicly on a world market. The Fund, at the discretion of the investment advisers, may retain a debt security that has been downgraded below the initial investment criteria.

o Engage in dollar rolls or purchase or sell securities on a when-issued or forward commitment basis.

o Invest in other investment companies to the extent permitted by the 1940 Act or exemptive relief granted by the SEC.

o    Loan securities to broker-dealers or other institutional investors.

o    Enter into repurchase agreements.

o Purchase securities in private placement offerings made in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act, and resold to qualified institutional buyers under Rule 144A under the 1933 Act.

See "Description of Securities and Investment Techniques" below for more information.

In addition to the investment strategies described in the Prospectus and in "Description of Securities and Investment Techniques," the CONSECO 20 FUND may:

o Invest in preferred stocks, convertible securities, and warrants, and in debt obligations when the Adviser believes that they are more attractive than stocks on a long-term basis. The debt obligations in which it invests will be primarily investment grade debt securities, U.S. Government securities, or short-term debt securities. However, the Fund may invest up to 5% of its total assets in below investment grade securities.

o Invest up to 25% of its total assets in equity and debt securities of foreign issuers. The Fund presently intends to invest in foreign securities only through depositary receipts. See "Foreign Securities" below for more information.

o Use a variety of investment techniques and strategies, including but not limited to: writing listed "covered" call and "secured" put options, including options on stock indices, and purchasing options; purchasing and selling, for hedging purposes, stock index, interest rate, and other futures contracts, and purchasing options on such futures contracts; entering into foreign currency futures contracts, forward contracts and options on foreign currencies; borrowing from banks to purchase securities; purchasing securities of other investment companies; entering into repurchase agreements and reverse repurchase agreements; investing in when-issued or delayed delivery securities; and selling securities short. See "Description of Securities and Investment Techniques" below for further information.

TEMPORARY DEFENSIVE POSTIONS

When unusual market or other conditions warrant, a Fund may temporarily depart from its investment objective. In assuming a temporary defensive position, each Fund may make investments as follow:

Conseco High Yield Fund may invest in money market instruments without limit.

Conseco Balanced Fund may invest in money market instruments without limit.

Conseco Equity Fund may invest in money market instruments without limit.

The International Portfolio may invest in cash or cash equivalent short-term investment grade obligations, including: obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and banker's acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.

Conseco 20 Fund may invest without limit in short-term debt securities and cash and money market instruments.

PORTFOLIO TURNOVER

The Funds do not have a predetermined rate of portfolio turnover since such turnover will be incidental to transactions taken with a view to achieving their respective objectives. Because of the Adviser's active management style, our Funds generally have a higher portfolio turnover than other funds and therefore, may have higher taxable distributions and increased trading costs which may impact performance. The following is a list of the Funds' portfolio turnover rates for the fiscal year ended December 31, 1997 and 1998:

   ----------------------------------------------------------------------------
                                                          YEAR ENDED
   ----------------------------------------------------------------------------
   FUND NAME:                                       1997              1998
   ----------------------------------------------------------------------------
   Conseco Fixed Income Fund                      367.82%           420.83%
   ----------------------------------------------------------------------------
   Conseco High Yield Fund*                         n/a             432.08%
   ----------------------------------------------------------------------------
   Conseco Convertible Securities Fund*             n/a              12.95%
   ----------------------------------------------------------------------------
   Conseco Balanced Fund                          506.64%           341.20%
   ----------------------------------------------------------------------------
   Conseco Equity Fund                            199.12%           350.13%
   ----------------------------------------------------------------------------
   Conseco International Fund                       15%               24%
   ----------------------------------------------------------------------------
   Conseco 20 Fund*                                 n/a             411.71%
   ----------------------------------------------------------------------------

         *Because these Funds' inception dates were in 1998, there is no portfolio turnover rate for 1997.

Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in realized short-term capital gains or losses.

DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

The different types of securities and investment techniques common to one or more Funds all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and there is a substantial risk of decline. With respect to debt securities, there can be no assurance that the issuer of such securities will be able to meet its obligations on interest or principal payments in a timely manner. In addition, the value of debt instruments generally rises and falls inversely with interest rates. The investments and investment techniques common to one or more Funds and their risks are described in greater detail below.

The investment objectives of the Funds are not fundamental; the investment objective of the International Portfolio is fundamental. Except as otherwise noted, all investment policies and practices described in this SAI are not fundamental, meaning that the Trust's Board of Trustees ("Board") or the AMR Trust's Board of Trustees ("AMR Trust Board") may change them without shareholder approval.

The  following  discussion  describes  in  greater  detail  different  types  of securities and investment techniques used by the Funds, as well as the risks associated with such securities and techniques. References in this section to "a Fund" or "the Funds" or the "Conseco International Fund" include the International Portfolio unless the context otherwise requires.

SMALL AND MEDIUM CAPITALIZATION COMPANIES

The Conseco 20 Fund may invest a substantial portion of its assets in securities issued by small- and mid-cap companies. The Conseco Convertible Securities, Conseco Balanced and Conseco Equity Funds also may invest in small- and mid-cap companies. While these companies generally have potential for rapid growth, investments in such companies often involve greater risks than investments in larger, more established companies because small- and mid-cap companies may lack the management experience, financial resources, product diversification, and competitive strengths of companies with larger market capitalizations. In addition, in many instances the securities of small- and mid-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, these securities may be subject to greater and more abrupt price fluctuations. When making large sales, a Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of small- and mid-cap company securities. As a result, an investment in any of these Funds may be subject to greater price fluctuations than an investment in a fund that invests primarily in larger, more established companies. The Adviser's research efforts may also play a greater role in selecting securities for these Funds than in a fund that invests in larger, more established companies.

PREFERRED STOCK

Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer's assets but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors, and shareholders may suffer a loss of value if dividends are not paid. Preferred shareholders generally have no legal recourse against the issuer if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. Under ordinary circumstances, preferred stock does not carry voting rights.

U.S. GOVERNMENT SECURITIES AND SECURITIES OF INTERNATIONAL ORGANIZATIONS

U.S. Government securities are issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities.

Securities issued by international organizations, such as Inter-American Development Bank, the Asian-American Development Bank and the International Bank for Reconstruction and Development (the "World Bank"), are not U.S. Government
securities. These international organizations, while not U.S. Government agencies or instrumentalities, have the ability to borrow from member countries, including the United States.

DEBT SECURITIES

The  Funds  (except  the  Conseco   International  Fund  and  the  International
Portfolio) may invest in U.S. dollar-denominated corporate debt securities of domestic issuers, and all of the Funds except the Conseco Equity Fund may invest in debt securities of foreign issuers that may or may not be U.S. dollar-denominated.

The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Debt securities rated BBB or Baa, which are considered medium-grade debt securities, generally have some speculative characteristics. A debt security will be placed in this rating category when interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any debt security, and particularly those rated BBB or Baa (or below), may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

Corporate debt securities may pay fixed or variable rates of interest, or interest at a rate contingent upon some other factor, such as the price of some commodity. These securities may be convertible into preferred or common stock (see "Convertible Securities" below), or may be bought as part of a unit containing common stock. A debt security may be subject to redemption at the option of the issuer at a price set in the security's governing instrument.

In  selecting  corporate  debt  securities  for the Funds  (except  the  Conseco
International Fund and the International Portfolio), the Adviser reviews and monitors the creditworthiness of each issuer and issue. The Adviser also analyzes interest rate trends and specific developments which it believes may affect individual issuers.

BELOW INVESTMENT GRADE SECURITIES

         IN GENERAL. The Funds (except the Conseco International Fund and Portfolio) may invest in below investment grade securities. Below investment grade securities (also referred to as "high yield securities") are securities rated BB+ or lower by S&P or Ba1 or lower by Moody's, securities comparably rated by another NRSRO, or unrated securities of equivalent quality. Below investment grade securities are deemed by the rating agencies to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Below investment grade securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. The special risk considerations in connection with investments in these securities are discussed below.

Below investment grade securities generally offer a higher yield than that available from higher-rated issues with similar maturities, as compensation for holding a security that is subject to greater risk. Below investment grade securities are deemed by rating agencies to be predominately speculative with respect to the issuer's capacity to pay interest and repay principal and may involve major risk or exposure to adverse conditions. Lower-rated securities involve higher risks in that they are especially subject to (1) adverse changes in general economic conditions and in the industries in which the issuers are engaged, (2) adverse changes in the financial condition of the issuers, (3) price fluctuation in response to changes in interest rates and (4) limited liquidity and secondary market support.

Subsequent to purchase by a Fund (except the Conseco International Fund or the Conseco High Yield Fund), an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by that Fund. In such a case, the Fund will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that its holdings do not exceed the permissible amount as set forth in the Prospectus and this SAI.

         EFFECT OF INTEREST RATES AND ECONOMIC CHANGES. All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of below investment grade securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Below investment grade securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of below investment grade securities may experience financial stress which may adversely affect their ability to service their debt obligations, meet projected business goals, and obtain additional financing. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in a Fund's net asset value.

         PAYMENT EXPECTATIONS. Below investment grade securities may contain redemption, call or prepayment provisions which permit the issuer of such securities to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which would result in a lower return.

         CREDIT RATINGS. Credit ratings issued by credit-rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. With regard to an investment in below investment grade securities, the achievement of a Fund's investment objective may be more dependent on the Adviser's own credit analysis than is the case for higher rated securities. Although the Adviser considers security ratings when making investment decisions, it does not rely solely on the ratings assigned by the rating services. Rather, the Adviser performs research and independently assesses the value of particular securities relative to the market. The Adviser's analysis may include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, and the issuer's responsiveness to changes in business conditions and interest rates. It also considers relative values based on anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects.

The Adviser buys and sells debt securities principally in response to its evaluation of an issuer's continuing ability to meet its obligations, the availability of better investment opportunities, and its assessment of changes in business conditions and interest rates.

         LIQUIDITY AND VALUATION. Below investment grade securities may lack an established retail secondary market, and to the extent a secondary trading market does exist, it may be less liquid than the secondary market for higher rated securities. The lack of a liquid secondary market may negatively impact a Fund's ability to dispose of particular securities. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of below investment grade securities, especially in a thinly traded market.

Because of the many risks involved in investing in below investment grade securities, the success of such investments is dependent upon the credit analysis of the Adviser. Although the market for below investment grade securities is not new, and the market has previously weathered economic downturns, the past performance of the market for such securities may not be an accurate indication of its performance during future economic downturns or periods of rising interest rates. Differing yields on debt securities of the same maturity are a function of several factors, including the relative financial strength of the issuers.

CONVERTIBLE SECURITIES

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure.

The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. Convertible securities are typically issued by smaller capitalized companies, whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument, which could have an adverse effect on a Fund's ability to achieve its investment objective.

ASSET-BACKED SECURITIES

Asset-backed securities represent fractional interests in pools of leases, retail installment loans and revolving credit receivables, both secured and unsecured. These assets are generally held by a trust. Payments of principal and interest or interest only are passed through to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

Underlying automobile sales contracts or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying car loans or other receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. Other asset-backed securities may be developed in the future.

MORTGAGE-BACKED SECURITIES

The Funds (except the Conseco International Fund and Portfolio) may invest in mortgage-backed securities. Mortgage-backed securities are interests in "pools" of mortgage loans made to residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (see "Mortgage Pass-Through Securities," below). These Funds may also invest in debt securities which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations," below), and in other types of mortgage-related securities. The Conseco 20 Fund presently does not intend to invest more than 5% of its assets in mortgage-backed securities.

         MORTGAGE PASS-THROUGH SECURITIES. These are securities representing interests in pools of mortgages in which periodic payments of both interest and principal on the securities are made by "passing through" periodic payments made by the individual borrowers on the residential mortgage loans underlying such securities (net of fees paid to the issuer or guarantor of the securities and possibly other costs). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association ("GNMA")), or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by Fannie Mae ("FNMA") or Freddie Mac ("FHLMC")). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers) may be uninsured or may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers, or the mortgage poolers.

         GNMA CERTIFICATES. GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government. As a result, GNMA certificates are considered to have a low risk of default, although they are subject to the same market risk as comparable debt securities. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages may be purchased at any time prior to maturity, will be subject to normal principal amortization, and may be prepaid prior to maturity. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.

         FNMA AND FHLMC MORTGAGE-BACKED OBLIGATIONS. FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interests in pools of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. Government. FNMA also issues REMIC certificates, which represent interests in a trust funded with FNMA certificates. REMIC certificates are guaranteed by FNMA and not by the full faith and credit of the U.S. Government.

FHLMC, a corporate instrumentality of the U.S. Government, issues participation certificates which represent interests in pools of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal, and maintains reserves to protect holders against losses due to default, but these securities are not backed by the full faith and credit of the U.S. Government.

As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

         COLLATERALIZED MORTGAGE OBLIGATIONS AND MORTGAGE-BACKED BONDS. Mortgage-backed securities may be issued by financial institutions such as commercial banks, savings and loan associations, mortgage banks, and securities broker-dealers (or affiliates of such institutions established to issue these securities) in the form of either collateralized mortgage obligations ("CMOs") or mortgage-backed bonds. CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are dedicated to payment of principal and interest on the CMOs. Payments are passed through to the holders on the same schedule as they are received, although not necessarily on a pro rata basis. Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds but interest and principal payments on the mortgages are not passed through either directly (as with GNMA certificates and FNMA and FHLMC pass-through securities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity). Although the mortgage-related securities securing these obligations may be subject to a government guarantee or third-party support, the obligation itself is not so guaranteed. Therefore, if the collateral securing the obligation is insufficient to make payment on the obligation, a Fund could sustain a loss. If new types of mortgage-related securities are developed and offered to investors, investments in such securities will be considered.

         STRIPPED MORTGAGE-BACKED SECURITIES. The Conseco High Yield Fund may invest in stripped mortgage-backed securities, which are derivative securities usually structured with two classes that receive different proportions of the interest and principal distributions from an underlying pool of mortgage assets. The Fund may purchase securities representing only the interest payment portion of the underlying mortgage pools (commonly referred to as "IOs") or only the principal portion of the underlying mortgage pools (commonly referred to as "POs"). Stripped mortgage-backed securities are more sensitive to changes in prepayment and interest rates and the market for such securities is less liquid than is the case for traditional debt securities and mortgage-backed securities. The yield on IOs is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of repayment may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund will fail to recoup fully its initial investment in these securities, even if they are rated high quality. Most IOs and POs are regarded as illiquid and will be included in the Fund's limit on illiquid securities.

         RISKS OF MORTGAGE-BACKED SECURITIES. Mortgage pass-through securities, such as GNMA certificates or FNMA and FHLMC mortgage-backed obligations, or modified pass-through securities, such as CMOs issued by various financial institutions and IOs and POs, are subject to early repayment of principal arising from prepayments of principal on the underlying mortgage loans (due to the sale of the underlying property, the refinancing of the loan, or foreclosure). Prepayment rates vary widely and may be affected by changes in market interest rates and other economic trends and factors. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-backed security. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the mortgage-backed security. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the securities. Therefore, the actual maturity and realized yield on pass-through or modified pass-through mortgage-backed securities will vary based upon the prepayment experience of the underlying pool of mortgages.

ZERO COUPON BONDS

The Conseco High Yield, Conseco Convertible Securities, Conseco Balanced and Conseco 20 Funds may invest in zero coupon securities. Zero coupon bonds are debt obligations which make no fixed interest payments but instead are issued at a significant discount from face value. Like other debt securities, the market price can reflect a premium or discount, in addition to the original issue discount, reflecting the market's judgment as to the issuer's creditworthiness, the interest rate or other similar factors. The original issue discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity (or the first interest payment date) at a rate of interest reflecting the market rate at the time of issuance. Because zero coupon bonds do not make periodic interest payments, their prices can be very volatile when market interest rates change.

The original issue discount on zero coupon bonds must be included in a Fund's income ratably as it accrues. Accordingly, to qualify for tax treatment as a regulated investment company and to avoid a certain excise tax, a Fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. These distributions must be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. Such sales could occur at a time which would be disadvantageous to a Fund and when the Fund would not otherwise choose to dispose of the assets.

PAY-IN-KIND BONDS

The Conseco High Yield, Conseco Convertible Securities and Conseco Balanced Funds may invest in pay-in-kind bonds. These bonds pay "interest" through the issuance of additional bonds, thereby adding debt to the issuer's balance sheet. The market prices of these securities are likely to respond to changes in interest rates to a greater degree than the prices of securities paying interest currently. Pay-in-kind bonds carry additional risk in that, unlike bonds that pay interest throughout the period to maturity, a Fund will realize no cash until the cash payment date and the Fund may obtain no return at all on its investment if the issuer defaults.

The holder of a pay-in-kind bond must accrue income with respect to these securities prior to the receipt of cash payments thereon. To avoid liability for federal income and excise taxes, a Fund most likely will be required to distribute income accrued with respect to these securities, even though the Fund has not received that income in cash, and may be required to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

TRUST ORIGINATED PREFERRED SECURITIES

The Conseco High Yield and Conseco Convertible Securities Funds may invest in trust originated preferred securities, a relatively new type of security issued by financial institutions such as banks and insurance companies and other issuers. Trust originated preferred securities represent interests in a trust formed by the issuer. The trust sells preferred shares and invests the proceeds in notes issued by the same entity. These notes may be subordinated and unsecured. Distributions on the trust originated preferred securities match the interest payments on the notes; if no interest is paid on the notes, the trust will not make current payments on its preferred securities. Issuers of the notes currently enjoy favorable tax treatment. If the tax characterization of these securities were to change adversely, they could be redeemed by the issuers, which could result in a loss to a Fund. In addition, some trust originated preferred securities are available only to qualified institutional buyers under Rule 144A.

LOAN PARTICIPATIONS AND ASSIGNMENTS

The Conseco High Yield and Conseco Convertible Securities Funds may invest in loan participations or assignments. In purchasing a loan participation or assignment, a Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Both the lending bank and the borrower may be deemed to be "issuers" of a loan participation. Many such loans are secured and most impose restrictive covenants which must be met by the borrower and which are generally more stringent than the covenants available in publicly traded debt securities. However, interests in some loans may not be secured, and a Fund will be exposed to a risk of loss if the borrower defaults. There is no assurance that the collateral can be liquidated in particular cases, or that its liquidation value will be equal to the value of the debt. Loan participations may also be purchased by a Fund when the borrowing company is already in default. Borrowers that are in bankruptcy may pay only a small portion of the amount owed, if they are able to pay at all. Where a Fund purchases a loan through an assignment, there is a possibility that the Fund will, in the event the borrower is unable to pay the loan, become the owner of the collateral. This involves certain risks to the Fund as a property owner.

In purchasing a loan participation, a Fund may have less protection under the federal securities laws than it has in purchasing traditional types of securities. Loans are often administered by a lead bank, which acts as agent for the lenders in dealing with the borrower. In asserting rights against the borrower, a Fund may be dependent on the willingness of the lead bank to assert these rights, or upon a vote of all the lenders to authorize the action. Assets held by the lead bank for the benefit of the Fund may be subject to claims of the lead bank's creditors. A Fund's ability to assert its rights against the borrower will also depend on the particular terms of the loan agreement among the parties. Many of the interests in loans purchased by a Fund will be illiquid and therefore subject to the Fund's limit on illiquid investments.

EURODOLLAR AND YANKEEDOLLAR OBLIGATIONS

Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities, while Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

COLLATERALIZED BOND OBLIGATIONS

A collateralized bond obligation ("CBO") is a type of asset-backed security. Specifically, a CBO is an investment grade bond which is backed by a diversified pool of high risk, high yield fixed income securities. The pool of high yield securities is separated into "tiers" representing different degrees of credit quality. The top tier of CBOs is backed by the pooled securities with the highest degree of credit quality and pays the lowest interest rate. Lower-tier CBOs represent lower degrees of credit quality and pay higher interest rates to compensate for the attendant risk. The bottom tier typically receives the residual interest payments (I.E. money that is left over after the higher tiers have been paid) rather than a fixed interest rate. The return on the bottom tier of CBOs is especially sensitive to the rate of defaults in the collateral pool.

FOREIGN SECURITIES

These securities may be U.S. dollar denominated or non-U.S. dollar denominated. Foreign securities include securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof.

Investments in foreign securities may offer unique potential benefits such as substantial growth in industries not yet developed in the particular country. Such investments also permit a Fund to invest in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that may not move in a manner parallel to U.S. markets.

Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, and the possible imposition of exchange controls or other foreign governmental laws or restrictions on foreign investments or repatriation of capital. In addition, with respect to certain countries, there is the possibility of nationalization or expropriation of assets; confiscatory taxation; political, social or financial instability; and war or other diplomatic developments that could adversely affect investments in those countries. Since a Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities held by the Fund and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. A Fund generally will incur costs in connection with conversion between various currencies.

There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those to which U.S. companies are subject. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transaction costs, custodial fees and management costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States. A Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve longer time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

All of the foregoing risks may be intensified in emerging markets.

Dividend and interest income from foreign securities may be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by a Fund or its investors in all cases.

ADRs are certificates issued by a U.S. bank or trust company representing an interest in securities of a foreign issuer deposited in a foreign subsidiary or branch or a correspondent of that bank. Generally, ADRs are designed for use in U.S. securities markets and may offer U.S. investors more liquidity than the underlying securities. The Funds may invest in unsponsored ADRs. The issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of such ADRs. European Depositary Receipts ("EDRs") are certificates issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. EDRs are designed for use in European securities markets.

RESTRICTED SECURITIES, RULE 144A SECURITIES AND ILLIQUID SECURITIES

The Funds (except the Conseco International Fund and the International Portfolio) may invest in restricted securities, such as private placements, and in Rule 144A securities. Once acquired, restricted securities may be sold by a Fund only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. If sold in a privately negotiated transaction, a Fund may have difficulty finding a buyer and may be required to sell at a price that is less than it had anticipated. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities are generally considered illiquid.

Rule 144A securities, although not registered, may be resold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. The Adviser, acting pursuant to guidelines established by the Board, may determine that some Rule 144A securities are liquid.

A Fund may not invest in any security if, as a result, more than 15% of the Fund's net assets would be invested in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued.

PRIVATE PLACEMENT OFFERINGS (CONSECO INTERNATIONAL FUND AND INTERNATIONAL PORTFOLIO)

Investments in private placement offerings are made in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act, and resold to qualified institutional buyers under Rule 144A under the 1933 Act ("Section 4(2) securities"). Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors such as the Portfolio that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) securities normally are resold to other institutional investors such as the Portfolio through or with the assistance of the issuer or dealers that make a market in the Section 4(2) securities, thus providing liquidity. The Portfolio will not invest more than 15% of its net assets in Section 4(2) securities and illiquid securities unless the applicable investment adviser determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the AMR Trust Board, that any Section 4(2) securities held by the Portfolio in excess of this level are at all times liquid.

The AMR Trust Board and the applicable investment adviser, pursuant to the guidelines approved by the AMR Trust Board, will carefully monitor the Portfolio's investments in Section 4(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as: valuation, liquidity, and availability of information. Investments in Section 4(2) securities could have the effect of reducing the Portfolio's liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

New issues of certain debt securities are often offered on a when-issued or delayed delivery basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time. The settlement dates of these transactions may be a month or more after entering into the transaction. A Fund bears the risk that, on the settlement date, the market value of the securities may be lower than the purchase price. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. At the time a Fund makes a commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of such securities each day in determining the Fund's net asset value. However, a Fund will not accrue any income on these securities prior to delivery. There are no fees or other expenses associated with these types of transactions other than normal transaction costs. To the extent a Fund engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring instruments consistent with its investment objective and policies and not for the purpose of investment leverage or to speculate on interest rate changes. When effecting when-issued and delayed delivery transactions, cash or liquid securities in an amount sufficient to make payment for the obligations to be purchased will be segregated at the trade date and maintained until the transaction has been settled. A Fund may dispose of these securities before the issuance thereof. However, absent extraordinary circumstances not presently foreseen, it is each Fund's policy not to divest itself of its right to acquire these securities prior to the settlement date thereof.

DOLLAR ROLLS (CONSECO INTERNATIONAL FUND)

Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date

VARIABLE AND FLOATING RATE SECURITIES

Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (i.e., daily, monthly, semi-annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value. In many cases, the demand feature can be exercised at any time on seven days' notice; in other cases, the demand feature is exercisable at any time on 30 days' notice or on similar notice at intervals of not more than one year.

BANKING AND SAVINGS INDUSTRY OBLIGATIONS

Such obligations include certificates of deposit, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and savings and loan associations ("S&Ls"). Certificates of deposit are receipts from a bank or an S&L for funds deposited for a specified period of time at a specified rate of return. Time deposits in banks or S&Ls are generally similar to certificates of deposit, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The Funds may each invest in obligations of foreign branches of domestic commercial banks and foreign banks; provided, however, that the Conseco Equity and Conseco Fixed Income Funds may invest in these types of instruments so long as they are U.S. dollar denominated. See "Foreign Securities" in the Prospectus for information regarding risks associated with investments in foreign securities.

The Funds, with the exception of the International Fund, will not invest in obligations issued by a commercial bank or S&L unless:

1. The bank or S&L has total assets of at least $1 billion, or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody's or S&P, or, if the institution has no outstanding securities rated by Moody's or S&P, it has, in the determination of the Adviser, similar creditworthiness to institutions having outstanding securities so rated;

2.   In the case of a U.S. bank or S&L, its deposits are federally insured; and

3. In the case of a foreign bank, the security is, in the determination of the Adviser, of an investment quality comparable with other debt securities which may be purchased by the Fund. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

COMMERCIAL PAPER

Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

REPURCHASE AGREEMENTS

Repurchase agreements permit a Fund to maintain liquidity and earn income over periods of time as short as overnight. In these transactions, a Fund purchases securities (the "underlying securities") from a broker or bank, which agrees to repurchase the underlying securities on a certain date or on demand and at a fixed price calculated to produce a previously agreed upon return. If the broker or bank were to default on its repurchase obligation and the underlying securities were sold for a lesser amount, the Fund would realize a loss. However, to minimize this risk, the Funds will enter into repurchase agreements only with financial institutions which are deemed to be of good financial standing and which have been approved by the Board or the AMR Trust Board. No more than 15% of a Fund's assets may be subject to repurchase agreements maturing in more than seven days.

A repurchase transaction will be subject to guidelines approved by the Board or the AMR Trust Board, as appropriate. These guidelines require monitoring the creditworthiness of counterparties to repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis. Repurchase agreements maturing in more than seven days may be considered illiquid and may be subject to each Fund's limitation on investment in illiquid securities.

REVERSE REPURCHASE AGREEMENTS AND MORTGAGE DOLLAR ROLLS

A reverse repurchase agreement involves the temporary sale of a security by a Fund and its agreement to repurchase the instrument at a specified time at a higher price. Such agreements are short-term in nature. During the period before repurchase, the Fund continues to receive principal and interest payments on the securities.

In a mortgage dollar roll, a Fund sells a fixed income security for delivery in the current month and simultaneously contracts to repurchase a substantially similar security (same type, coupon and maturity) on a specified future date. During the roll period, the Fund would forego principal and interest paid on such securities. The Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by any interest earned on the proceeds of the initial sale.

In accordance with regulatory requirements, a Fund will segregate cash or liquid securities whenever it enters into reverse repurchase agreements or mortgage dollar rolls. Such transactions may be considered to be borrowings for purposes of the Funds' fundamental policies concerning borrowings.

WARRANTS

The holder of a warrant has the right to purchase a given number of shares of a security of a particular issuer at a specified price until expiration of the warrant. Such investments provide greater potential for profit than a direct purchase of the same amount of the securities. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and warrants are considered speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, a Fund would lose its entire investment in such warrant.

INTEREST RATE TRANSACTIONS (ALL FUNDS EXCEPT CONSECO INTERNATIONAL FUND)

Each of these Funds may seek to protect the value of its investments from interest rate fluctuations by entering into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps, floors and collars. A Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio. A Fund may also enter into these transactions to protect against an increase in the price of securities a Fund anticipates purchasing at a later date. Each Fund intends to use these transactions as a hedge and not as speculative investments.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. An interest rate collar combines elements of buying a cap and selling a floor.

A Fund may enter into interest rate swaps, caps, floors, and collars on either an asset-based or liability-based basis depending on whether it is hedging its assets or its liabilities, and will only enter into such transactions on a net basis, i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap, cap, floor, or collar will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate value at least equal to the accrued excess will be maintained in a segregated account by the custodian.

A Fund will not enter into any interest rate transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one NRSRO at the time of entering into such transaction. If there is a default by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents. As a result, the swap market has become well established and provides a degree of liquidity. Caps, floors and collars are more recent innovations which tend to be less liquid than swaps.

STEP DOWN PREFERRED SECURITIES

Step down perpetual preferred securities are issued by a real estate investment trust ("REIT") making a mortgage loan to a single borrower. The dividend rate paid by these securities is initially relatively high, but declines yearly. The securities are subject to call if the REIT suffers an unfavorable tax event, and to tender by the issuer's equity holder in the tenth year; both events could be on terms unfavorable to the holder of the preferred securities. The value of these securities will be affected by changes in the value of the underlying mortgage loan. The REIT is not diversified, and the value of the mortgaged property may not cover its obligations. Step down perpetual preferred securities are considered restricted securities under the 1933 Act.

FUTURES CONTRACTS (ALL FUNDS EXCEPT CONSECO INTERNATIONAL FUND)

Each of these Funds may purchase and sell futures contracts solely for the purpose of hedging against the effect that changes in general market conditions, interest rates, and conditions affecting particular industries may have on the values of securities held by a Fund or which a Fund intends to purchase, and not for purposes of speculation. For information about foreign currency futures contracts, see "Foreign Currency Transactions" below.

         GENERAL DESCRIPTION OF FUTURES CONTRACTS. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time, and place. Although futures contracts by their terms require actual future delivery of and payment for the underlying financial instruments, such contracts are usually closed out before the delivery date. Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument on the same delivery date. Where a Fund has sold a futures contract, if the offsetting price is more than the original futures contract purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss.

         INTEREST RATE FUTURES CONTRACTS. An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month at a price fixed in the contract.

The Funds may purchase and sell interest rate futures as a hedge against changes in interest rates that would adversely impact the value of debt instruments and other interest rate sensitive securities being held or to be purchased by a Fund. A Fund might employ a hedging strategy whereby it would purchase an interest rate futures contract when it intends to invest in long-term debt securities but wishes to defer their purchase until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such a purchase would enable the Fund to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security which the Fund intends to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Fund or avoided by taking delivery of the debt securities under the futures contract.

A Fund would sell an interest rate futures contract to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates rise, a decline in the value of the debt security held by the Fund would be substantially offset by the ability of the Fund to repurchase at a lower price the interest rate futures contract previously sold. While the Fund could sell the long-term debt security and invest in a short-term security, this would ordinarily cause the Fund to give up income on its investment since long-term rates normally exceed short-term rates.

         STOCK INDEX FUTURES CONTRACTS (CONSECO CONVERTIBLE SECURITIES, CONSECO BALANCED, CONSECO EQUITY AND CONSECO 20 FUNDS). A stock index (for example, the Standard & Poor's 500 Composite Stock Price Index or the New York Stock Exchange Composite Index) assigns relative values to the common stocks included in the index and fluctuates with changes in the market values of such stocks. A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract was originally purchased or sold.

To the extent that changes in the value of a Fund correspond to changes in a given stock index, the sale of futures contracts on that index ("short hedge") would substantially reduce the risk to the Fund of a market decline and, by so doing, provide an alternative to a liquidation of securities positions, which may be difficult to accomplish in a rapid and orderly fashion. Stock index futures contracts might also be sold:

I.   When  a  sale  of  Fund   securities  at  that  time  would  appear  to  be
     disadvantageous in the long-term because such liquidation would:

     A. Forego possible appreciation,

     B. Create a situation in which the securities would be difficult to repurchase, or C. Create substantial brokerage commissions;

II. When a liquidation of part of the investment portfolio has commenced or is contemplated, but there is, in the Adviser's determination, a substantial risk of a major price decline before liquidation can be completed; or

III. To close out stock index futures purchase transactions.

Where the Adviser anticipates a significant market or market sector advance, the purchase of a stock index futures contract ("long hedge") affords a hedge against the possibility of not participating in such advance at a time when a Fund is not fully invested. Such purchases would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion. As purchases of stock are made, an amount of index futures contracts which is comparable to the amount of stock purchased would be terminated by offsetting closing sales transactions.

Stock index futures might also be purchased:

1. If the Fund is attempting to purchase equity positions in issues which it may have or is having difficulty purchasing at prices considered by the Adviser to be fair value based upon the price of the stock at the time it qualified for inclusion in the investment portfolio, or

2.   To close out stock index futures sales transactions.

         GOLD FUTURES CONTRACTS. Conseco Balanced Fund may enter into futures contracts on gold. A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange and which provides for the future delivery of a specified amount of gold at a specified date, time, and price. When the Fund purchases a gold contract, it becomes obligated to take delivery and pay for the gold from the seller in accordance with the terms of the contract. When the Fund sells a gold futures contract, it becomes obligated to make delivery of the gold to the purchaser in accordance with the terms of the contract. The Fund will enter into gold futures contracts only for the purpose of hedging its holdings or intended holdings of gold stocks. The Fund will not engage in these contracts for speculation or for achieving leverage. The hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of gold or sales of futures contracts as an offset against the effect of anticipated declines in the price of gold.

         OPTIONS ON FUTURES CONTRACTS. Each of the Funds may purchase options on futures contracts. Conseco Convertible Securities Fund may also write options on such contracts. When a Fund purchases a futures option, it acquires the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position. In the case of a put option, the converse is true. In most cases, however, a Fund would close out its position before expiration by an offsetting purchase or sale.

The Funds may enter into options on futures contracts only in connection with hedging strategies. Generally, these strategies would be employed under the same market conditions in which a Fund would use put and call options on debt securities, as described in "Options on Securities" below.

         RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS. There are several risks associated with the use of futures and futures options for hedging purposes. While hedging transactions may protect a Fund against adverse movements in the general level of interest rates and economic conditions, such transactions could also preclude the Fund from the opportunity to benefit from favorable movements in the underlying securities. There can be no guarantee that the anticipated correlation between price movements in the hedging vehicle and in the portfolio securities being hedged will occur. An incorrect correlation could result in a loss on both the hedged securities and the hedging vehicle so that the Fund's return might have been better if hedging had not been attempted. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options, including technical influences in futures and futures options trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day. Once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. In addition, certain of these instruments are relatively new and without a significant trading history. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into.

OPTIONS ON SECURITIES AND SECURITIES INDICES

The Funds (except the Conseco International Fund and Portfolio) may purchase put and call options on securities, and (except for the Conseco Fixed Income and Conseco High Yield Funds) put and call options on stock indices, at such times as the Adviser deems appropriate and consistent with a Fund's investment objective. The Conseco Convertible Securities Fund also may write call and put options, and each of the other Funds may write listed "covered" call and "secured" put options. Each Fund may enter into closing transactions in order to terminate its obligations either as a writer or a purchaser of an option prior to the expiration of the option.

         PURCHASING OPTIONS ON SECURITIES. An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller ("writer") of the option at a designated price during the term of the option. A Fund may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another. For example, the purchase of put options on debt securities held by a Fund would enable a Fund to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security. In addition, the Fund would continue to receive interest income on such security.

A Fund may purchase call options on securities to protect against substantial increases in prices of securities which the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and transactional costs paid on the option which is sold.

         WRITING CALL AND PUT OPTIONS. In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, each Fund may write call options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a call option writer may be assigned an exercise notice requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both.

In order to earn additional income or to protect partially against increases in the value of securities to be purchased, the Funds may write put options. During the option period, the writer of a put option may be assigned an exercise notice requiring the writer to purchase the underlying security at the exercise price.

The Funds (except Conseco Convertible Securities Fund) may write a call or put option only if the call option is "covered" or the put option is "secured" by the Fund. Under a covered call option, the Fund is obligated, as the writer of the option, to own the underlying securities subject to the option or hold a call at an equal or lower exercise price, for the same exercise period, and on the same securities as the written call. Under a secured put option, a Fund must maintain, in a segregated account with the Trust's custodian, cash or liquid securities with a value sufficient to meet its obligation as writer of the option. A put may also be secured if the Fund holds a put on the same underlying security at an equal or greater exercise price. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option by the same Fund. The Conseco Convertible Securities Fund may write call and put options that are not "covered" or "secured."

         OPTIONS ON SECURITIES INDICES. Call and put options on securities indices would be purchased or written by a Fund for the same purposes as the purchase or sale of options on securities. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payment and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. The purchase of such options may not enable a Fund to hedge effectively against stock market risk if they are not highly correlated with the value of its securities. Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market, which cannot be done accurately in all cases.

         RISKS OF OPTIONS TRANSACTIONS. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, and, as long as its obligation as a writer continues, has retained the risk of loss if the price of the underlying security declines. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver or purchase the underlying securities at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund cannot effect a closing transaction, it will not be able to sell the underlying security or securities in a segregated account while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to options or their underlying securities, inadequacy of the facilities of national securities exchanges or The Options Clearing Corporation due to a high trading volume or other events, and a decision by one or more national securities exchanges to discontinue the trading of options or to impose restrictions on certain types of orders.

There also can be no assurance that a Fund would be able to liquidate an over-the-counter ("OTC") option at any time prior to expiration. In contrast to exchange-traded options where the clearing organization affiliated with the particular exchange on which the option is listed in effect guarantees completion of every exchange-traded option, OTC options are contracts between a Fund and a counter-party, with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it generally will be able to close out the option prior to its expiration only by entering into a closing transaction with the dealer from whom the Fund originally purchased the option.

Since option premiums paid or received by a Fund are small in relation to the market value of underlying investments, buying and selling put and call options offer large amounts of leverage. Thus, trading in options could result in a Fund's net asset value being more sensitive to changes in the value of the underlying securities.

FOREIGN CURRENCY TRANSACTIONS (ALL FUNDS EXCEPT CONSECO FIXED INCOME AND CONSECO EQUITY FUNDS)

A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency, at a future date at a price set at the time of the contract. A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date at a price agreed upon by the parties. A Fund may either accept or make delivery of the currency at the maturity of the contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. A Fund will purchase and sell such contracts for hedging purposes and not as an investment. A Fund will engage in foreign currency futures contracts and forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates. The International Portfolio may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or a basket of currencies with a value that bears a positive correlation to the value of the currency being hedged.

Except for the International Portfolio and the Conseco Convertible Securities Fund, a Fund will not (1) commit more than 15 percent of its total assets computed at market value at the time of commitment to foreign currency futures or forward currency contracts, or (2) enter into a foreign currency contract with a term of greater than one year. The Conseco Convertible Securities Fund will not commit more than 15 percent of its total assets computed at market value at the time of commitment to foreign currency futures or forward currency contracts, but it may enter into a foreign currency contract with a term of greater than one year.

Forward currency contracts are not traded on regulated commodities exchanges. When a Fund enters into a forward currency contract, it incurs the risk of default by the counter-party to the transaction.

There can be no assurance that a liquid market will exist when a Fund seeks to close out a foreign currency futures or forward currency position. While these contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

Although each Fund values its assets daily in U.S. dollars, it does not intend physically to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Fund will do so from time to time, thereby incurring the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

OPTIONS  ON  FOREIGN  CURRENCIES   (CONSECO  HIGH  YIELD,   CONSECO  CONVERTIBLE
SECURITIES, CONSECO BALANCED AND CONSECO 20 FUNDS)

Each of these Funds may invest in call and put options on foreign currencies. A Fund may purchase call and put options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which portfolio securities of the Fund may be denominated. A call option on a foreign currency gives the purchaser the right to buy, and a put option the right to sell, a certain amount of foreign currency at a specified price during a fixed period of time. A Fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.

A Fund may employ hedging strategies with options on currencies before the Fund purchases a foreign security denominated in the hedged currency, during the period the Fund holds a foreign security, or between the day a foreign security is purchased or sold and the date on which payment therefor is made or received. Hedging against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency increases relative to the U.S. dollar. The Funds will purchase options on foreign currencies only for hedging purposes and will not speculate in options on foreign currencies. The Funds may invest in options on foreign currency which are either listed on a domestic securities exchange or traded on a recognized foreign exchange.

An option position on a foreign currency may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Funds will purchase only exchange-traded options, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. In the event no liquid secondary market exists, it might not be possible to effect closing transactions in particular options. If a Fund cannot close out an exchange-traded option which it holds, it would have to exercise its option in order to realize any profit and would incur transactional costs on the purchase or sale of the underlying assets.

SEGREGATION AND COVER FOR OPTIONS, FUTURES AND OTHER FINANCIAL INSTRUMENTS

The use of the financial instruments discussed above, I.E., interest rate transactions (including swaps, caps, floors and collars), futures contracts, options on future contacts, options on securities and securities indices, and forward contracts (collectively, "Financial Instruments"), may be subject to applicable regulations of the SEC, the several exchanges upon which they are traded, and/or the Commodity Futures Trading Commission ("CFTC").

Each Fund is required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (I.E., Financial Instruments other than purchased options). No Fund will enter into such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in a segregated account with its custodian in the prescribed amount as determined daily.

SECURITIES LENDING

The Funds may lend securities to broker-dealers or other institutional investors pursuant to agreements requiring that the loans be continuously secured by any combination of cash, U.S. Government securities, and approved bank letters of credit that at all times equal at least 100% of the market value of the loaned securities. The Conseco High Yield, Conseco Convertible Securities, Conseco International and Conseco 20 Funds will not make such loans if, as a result, the aggregate amount of all outstanding securities loans would exceed 33 1/3% of the Fund's total assets. As a fundamental policy of the Conseco Fixed Income, Conseco Equity, and the Conseco Balanced Funds, such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans would exceed 15% of each Fund's total assets. A Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. However, the Funds seek to minimize this risk by making loans only to borrowers which are deemed by the Adviser or AMR, as appropriate, to be of good financial standing and that have been approved by the Board or the AMR Trust Board, respectively.

AMR will receive compensation for administrative and oversight functions with respect to securities lending by the International Portfolio. The amount of such compensation will depend on the income generated by the loan of the Portfolio's securities. The SEC has granted exemptive relief that permits the Portfolio to invest cash collateral received from securities lending transactions in shares of one or more private investment companies managed by AMR.

Subject to receipt of exemptive relief from the SEC, the Portfolio also may invest cash collateral received from securities lending transactions in shares of one or more registered investment companies managed by AMR.

BORROWING

Except for the Conseco International Fund and the Portfolio (as discussed above under "Investment Restrictions--Conseco International Fund"), a Fund may borrow money from a bank, but only if immediately after each such borrowing and continuing thereafter the Fund would have asset coverage of 300 percent. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Fund's net asset value. Leverage also creates interest expenses; if those expenses exceed the return on the transactions that the borrowings facilitate, a Fund will be in a worse position than if it had not borrowed. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of a Fund's shares. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The use of derivatives in connection with leverage may create the potential for significant losses. The Funds may pledge assets in connection with permitted borrowings. Each Fund may borrow an amount up to 33 1/3 % of its assets.

INVESTMENT IN SECURITIES OF OTHER INVESTMENT COMPANIES

Securities of other investment companies have the potential to appreciate as do any other securities, but tend to present less risk because their value is based on a diversified portfolio of investments. The 1940 Act expressly permits mutual funds to invest in other investment companies within prescribed limitations. An investment company generally may invest in other investment companies if at the time of such investment (1) it does not own more than 3 percent of the voting securities of any one investment company, (2) it does not invest more than 5 percent of its assets in any single investment company, and (3) its investment in all investment companies does not exceed 10 percent of assets.

Some of the countries in which a Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government approved or authorized investment vehicles, which may include other investment companies. In addition, it may be less expensive and more expedient for the Fund to invest in a foreign investment company in a country which permits direct foreign investment.

Investment companies in which the Funds may invest charge advisory and administrative fees and may also assess a sales load and/or distribution fees. Therefore, investors in a Fund that invests in other investment companies would indirectly bear costs associated with those investments as well as the costs associated with investing in the Fund. The percentage limitations described above significantly limit the costs a Fund may incur in connection with such investments.

SHORT SALES (ALL FUNDS EXCEPT CONSECO INTERNATIONAL FUND)

The Funds (except Conseco International Fund and Portfolio) may effect short sales. A short sale is a transaction in which a Fund sells a security in anticipation that the market price of the security will decline. A Fund may effect short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns or anticipates acquiring, or in similar securities, and (ii) to maintain flexibility in its holdings. In a short sale "against the box," at the time of sale the Fund owns the security it has sold short or has the immediate and unconditional right to acquire at no additional cost the identical security. Under applicable guidelines of the SEC staff, if a Fund engages in a short sale (other than a short sale against-the-box), it must put an appropriate amount of cash or liquid securities in a segregated account (not with the broker).

The effect of short selling on a Fund is similar to the effect of leverage. Short selling may exaggerate changes in a Fund's NAV. Short selling may also produce higher than normal portfolio turnover, which may result in increased transaction costs to a Fund.

ADDITIONAL INFORMATION ABOUT THE MASTER-FEEDER STRUCTURE

The Conseco International Fund, unlike mutual funds that directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in the International Portfolio of the AMR Trust, which is a separate investment company managed by AMR. The AMR Trust is registered under the 1940 Act as an open-end diversified management investment company and was organized as a New York common law trust on June 27, 1995. The predecessor of the International Portfolio commenced operations on August 7, 1991 and transferred all of its investable assets to the Portfolio on November 1, 1995. The AMR Trust currently issues nine separate series of shares. The assets of the Portfolio belong only to, and the liabilities of the Portfolio are borne solely by, the Portfolio and no other series of the AMR Trust.

The Board believes that the Conseco International Fund will achieve economies of scale by investing in the Portfolio, which could reduce the Fund's expenses. In addition to selling its interests to the Conseco International Fund, the Portfolio currently sells its interests to other investment companies and/or other institutional investors. All institutional investors in the Portfolio pay a proportionate share of the Portfolio's expenses and invest in the Portfolio on the same terms and conditions. However, other investment companies investing all of their assets in the Portfolio are not required to sell their shares at the same public offering price as the Conseco International Fund and are allowed to charge different sales commissions and to have different fees and expenses. Therefore, investors in the Conseco International Fund may experience different returns than investors in another investment company that invests exclusively in the Portfolio. Information regarding other investment companies that invest in the Portfolio is available by calling (800) 967-9009.

The Conseco International Fund's investment in the Portfolio may be materially affected by the actions of large investors in the Portfolio. For example, as with all open-end investment companies, if a large investor were to redeem its interest in the Portfolio, the Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns. As a result, the Portfolio's security holdings also could become less diverse, resulting in increased risk. Investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio could have effective voting control over its operation.

The Conseco International Fund may withdraw its entire investment from the Portfolio at any time if the Board determines that it is in the best interests of the Conseco International Fund and its shareholders to do so. The Conseco International Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of the shareholders of all investors (including the Conseco International Fund), change the investment objective or policies of the Portfolio in a manner not acceptable to the Board. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the Conseco International
Fund and could affect adversely the liquidity of the Conseco International Fund's portfolio. If the Conseco International Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the Conseco International Fund withdrew its investment from the Portfolio, the Board would consider what action might be taken, including the management of the Conseco International Fund's assets by the Adviser in accordance with the Fund's investment objective and policies or the investment of all of the Conseco International Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund. In the event the Board determines not to have the Adviser manage the Conseco International Fund's assets, the inability of the Fund to find a suitable replacement investment could have a significant impact on shareholders of the Conseco International Fund.

Each investor in the Portfolio, including the Conseco International Fund, will be liable for all obligations of the Portfolio, but not of any other series of the AMR Trust. The risk to an investor in the Portfolio of incurring financial loss beyond the amount of its investment on account of such liability, however, would be limited to the unlikely circumstance in which the Portfolio was unable to meet its obligations. Upon liquidation of the Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors. For additional information regarding liability of shareholders of the Conseco International Fund, see "General" below.

INVESTMENT PERFORMANCE

STANDARDIZED YIELD QUOTATIONS. Each class of the Funds may advertise investment performance figures, including yield. Each class' yield will be based upon a stated 30-day period and will be computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD = 2 [((A-B)/CD)+1)6-1]

Where:

A = the  dividends  and  interest  earned  during the period.
B = the  expenses accrued for the period (net of reimbursements, if any).
C = the average daily number of shares outstanding during the period that were entitled to receive dividends.
D = the maximum offering price (which is the net asset value plus, for Class A shares only, the maximum initial sales charge) per share on the last day of the period.

Based on the 30-day period ended December 31, 1998, the average yield for Class A of the Conseco Fixed Income Fund was 4.46%; Class B was 4.34%; and Class C was 4.36%.

Based on the 30-day period ended December 31, 1998, the average yield for Class A of the Conseco High Yield Fund was 8.42%; Class B was 8.30%; and Class C was 8.12%.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS. Each class of the Funds may advertise its total return and its cumulative total return. The total return will be based upon a stated period and will be computed by finding the average annual compounded rate of return over the stated period that would equate an initial amount invested to the ending redeemable value of the investment (assuming reinvestment of all distributions), according to the following formula:

P (1+T)n=ERV

Where:

P = a  hypothetical  initial  payment of $1,000.
T = the average  annual  total return.
n = the number of years.
ERV = the ending redeemable value at the end of the stated period of a hypothetical $1,000 payment made at the beginning of the stated period.

The total return for Class B and Class C shares of each Fund will assume the maximum applicable contingent deferred sales charge is deducted at the times, in the amounts, and under the terms disclosed in the Fund's Prospectus. The cumulative total return will be based upon a stated period and will be computed by dividing the ending redeemable value (i.e., after deduction of any applicable sales charges) of a hypothetical investment by the value of the initial investment (assuming reinvestment of all distributions).

Each investment performance figure will be carried to the nearest hundredth of one percent.

                          AVERAGE ANNUAL TOTAL RETURNS
                         PERIODS ENDED DECEMBER 31,1998
                         ------------------------------

----------------------------------------------------------------------------------------------------------------
                     FUND                                    ONE YEAR                    PERIOD FROM INCEPTION
----------------------------------------------------------------------------------------------------------------
             Conseco Fixed Income
                    Class A                                   2.19%                            11.00%
                    Class B                                    N/A                             -0.22%
                    Class C                                    N/A                              5.38%
----------------------------------------------------------------------------------------------------------------
              Conseco High Yield
                    Class A                                    N/A                              0.43%
                    Class B                                    N/A                             -3.92%
                    Class C                                    N/A                             -0.12%
----------------------------------------------------------------------------------------------------------------
        Conseco Convertible Securities*                        N/A                               N/A
                    Class A
                    Class B
                    Class C
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                     FUND                                    ONE YEAR                    PERIOD FROM INCEPTION
----------------------------------------------------------------------------------------------------------------
               Conseco Balanced
                    Class A                                   5.98%                            24.20%
                    Class B                                    N/A                              1.52%
                    Class C                                    N/A                              5.04%
----------------------------------------------------------------------------------------------------------------
                Conseco Equity
                    Class A                                   9.43%                            34.50%
                    Class B                                    N/A                              9.44%
                    Class C                                    N/A                              6.14%
----------------------------------------------------------------------------------------------------------------
          Conseco International (as of
                   10/31/98)
                    Class A                                    N/A                             -1.89%
                    Class B                                    N/A                             -13.27%
                    Class C                                    N/A                             -10.43%
----------------------------------------------------------------------------------------------------------------
                  Conseco 20
                    Class A                                    N/A                             20.64%
                    Class B                                    N/A                              7.71%
                    Class C                                    N/A                              2.76%
----------------------------------------------------------------------------------------------------------------

* Because the Fund is new it does not have performance to report.


NON-STANDARDIZED PERFORMANCE. In addition, in order to more completely represent a Fund's performance or more accurately compare such performance to other measures of investment return, a Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is required to be quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return for Class A, B and C shares may or may not take sales charges into account; performance data calculated without taking the effect of sales charges, if any, into account may be higher than data including the effect of such charges. All non-standardized performance will be advertised only if the standard performance data for the same period, as well as for the required periods, is also presented.

GENERAL INFORMATION. From time to time, the Funds may advertise their performance compared to similar funds or types of investments using certain unmanaged indices, reporting services and publications. Descriptions of some of the indices which may be used are listed below.

The Standard & Poor's 500 Composite Stock Price Index is a well diversified list of 500 companies representing the U.S. stock market.

The Standard & Poor's MidCap 400 Index consists of 400 domestic stocks of companies whose market capitalizations range from $201 million to $14.4 billion, with a median market capitalization of $2.1 billion.

The NASDAQ Composite OTC Price Index is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 5,510 stocks listed on the NASDAQ Stock Market.

The Lehman Government Bond Index is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities and foreign targeted issues are not included in the Lehman Government Bond Index.

The Lehman Government/Corporate Bond Index is a measure of the market value of approximately 5,900 bonds with a face value currently in excess of $3.5 trillion. To be included in the Lehman Government/Corporate Index, an issue must have amounts outstanding in excess of $100 million, have at least one year to maturity and be rated "BBB/Baa" or higher ("investment grade") by an NRSRO.

The Lehman Brothers Aggregate Bond Index is an index consisting of the securities listed in Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index, and the Lehman Brothers Asset-Backed Securities Index. The Government/Corporate Bond Index is described above. The Mortgage-Backed Securities Index consists of 15 and 30-year fixed rate securities backed by mortgage pools of GNMA, FHLMC and FNMA (excluding buydowns, manufactured homes and graduated equity mortgages). The Asset-Backed Securities Index consists of credit card, auto and home equity loans (excluding subordinated tranches) with an average life of one year.

The Morgan Stanley Capital International Europe, Australasia, Far East Index, also known as the EAFE Index, is an unmanaged index of common stock prices of more than 1,100 companies from Europe, Australia and the Far East translated into U.S. dollars.

The  Merrill  Lynch  Convertible  Securities  Index is a  market  capitalization weighted index of over 450 non-mandatory domestic corporate convertible securities, representing approximately 95% of the total outstanding market value of U.S. convertible securities. To be included in the index, bonds and preferred stocks must be convertible only to common stock and have a market value or original par value of at least $500 million.

The Boston Convertible Securities Index is a market capitalization weighted index of over 250 convertible bonds and preferred stocks rated B- or above. To be included in the index, convertible bonds must have an original par value of at least $50 million and preferred stocks must have a minimum of 500,000 shares outstanding. The index also includes U.S. dollar-denominated Eurobonds that have been issued by U.S. domiciled companies, are rated B- or above, and have an original par value of at least $100 million.

Each index includes income and distributions but does not reflect fees, brokerage commissions or other expenses of investing.

In addition, from time to time in reports and promotions (1) a Fund's performance may be compared to other groups of mutual funds tracked by: (a) Lipper Analytical Services and Morningstar, Inc., widely used independent research firms which rank mutual funds by overall performance, investment objectives, and assets; or (b) other financial or business publications, such as Business Week, Money Magazine, Forbes and Barron's which provide similar information; (2) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in a Fund; (3) other statistics such as GNP and net import and export figures derived from governmental publications, e.g., The Survey of Current Business or statistics derived by other independent parties, e.g., the Investment Company Institute, may be used to illustrate investment attributes of a Fund or the general economic, business, investment, or financial environment in which a Fund operates; (4) various financial, economic and market statistics developed by brokers, dealers and other persons may be used to illustrate aspects of a Fund's performance; and (5) the sectors or industries in which a Fund invests may be compared to relevant indices or surveys (e.g., S&P Industry Surveys) in order to evaluate the Fund's historical performance or current or potential value with respect to the particular industry or sector.

SECURITIES TRANSACTIONS

ALL FUNDS EXCEPT CONSECO INTERNATIONAL FUND

The Adviser is responsible for decisions to buy and sell securities for these Funds, broker-dealer selection, and negotiation of brokerage commission rates. The Adviser's primary consideration in effecting a securities transaction will be execution at the most favorable price. A substantial majority of a Fund's portfolio transactions in fixed income securities will be transacted with primary market makers acting as principal on a net basis, with no brokerage commissions being paid by a Fund. In certain instances, the Adviser may make purchases of underwritten issues at prices which include underwriting fees.

In selecting a broker-dealer to execute a particular transaction, the Adviser will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of the order and the difficulty of execution; and the size of contribution of the broker-dealer to the investment performance of a Fund on a continuing basis. Broker-dealers may be selected who provide brokerage and/or research services to these Funds and/or other accounts over which the Adviser exercises investment discretion. Such services may include furnishing advice concerning the value of securities (including providing quotations as to securities), the advisability of investing in, purchasing or selling securities, and the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto, such as clearance, settlement and custody, or required in connection therewith.

Subject to the Conduct Rules of the NASD and to obtaining best prices and executions, the Adviser may select brokers who provide research or other services or who sell shares of the Funds to effect portfolio transactions. The Adviser may also select an affiliated broker to execute transactions for the Funds, provided that the commissions, fees or other remuneration paid to such affiliated broker are reasonable and fair as compared to that paid to non-affiliated brokers for comparable transactions.

The Adviser shall not be deemed to have acted unlawfully, or to have breached any duty created by a Fund's Investment Advisory Agreement or otherwise, solely by reason of its having caused the Fund to pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker-dealer would have charged for effecting that transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Adviser's overall responsibilities with respect to the Fund. The Adviser allocates orders placed by it on behalf of these Funds in such amounts and proportions as the Adviser shall determine and the Adviser will report on said allocations regularly to a Fund indicating the broker-dealers to whom such allocations have been made and the basis therefor.

The receipt of research from broker-dealers may be useful to the Adviser in rendering investment management services to these Funds and/or the Adviser's other clients; conversely, information provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Adviser in carrying out its obligations to these Funds. The receipt of such research will not be substituted for the independent research of the Adviser. It does enable the Adviser to reduce costs to less than those which would have been required to develop comparable information through its own staff. The use of broker-dealers who supply research may result in the payment of higher commissions than those available from other broker-dealers who provide only the execution of portfolio transactions.

For the fiscal years ended December 31, 1997 and 1998, the following brokerage commissions were paid by the Funds:

FUND                                        1997                   1998
----                                        ----                   ----

Conseco Fixed Income                        $      0               $       0

Conseco High Yield*                         N/A                    $       0

Conseco Balanced                            $ 37,658               $107,448

Conseco Equity                              $215,359               $624,839

Conseco 20*                                 N/A                    $255,305

Conseco Convertible Securities+             N/A                    $  8,567

* The Conseco High Yield and Conseco 20 Funds commenced operations on January 1, 1998.

+ The Conseco Convertible Securities Fund commenced operations on September 28,
  1998. The amount listed is for the fiscal period beginning September 28, 1998.

During the fiscal year ended December 31, 1997 and December 31, 1998, no Fund paid commissions to any affiliated brokers.


During the fiscal year ended December 31, 1998, the Fixed Income, Balanced and Convertible Securities Funds acquired the securities of its "regular brokers or dealers" (as defined in the 1940 Act) ("Regular B/Ds") as follows: Lehman Brothers Holdings, Inc., Paine Webber Group, Salomon, Smith Barney, Inc., J.P. Morgan Securities, and Merrill Lynch.


Additionally, at December 31, 1998, the following Funds held the securities of its Regular B/Ds with an aggregate value as follows:

        Conseco Fixed Income:
        Lehman Brothers Holdings, Inc.          $1,297,098
        Paine Webber Group                        $215,576
        Salomon, Smith Barney Inc.                $102,455
        J.P. Morgan Securities                    $426,234

        Conseco Balanced:
        Lehman Brothers Holdings, Inc.            $629,177

        Conseco Convertible Securities:
        Merrill Lynch                           $1,142,500

Orders on behalf of these Funds may be bunched with orders on behalf of other clients of the Adviser. It is the Adviser's policy that, to the extent practicable, all clients with similar investment objectives and guidelines be treated fairly and equitably in the allocation of securities trades.

The Board periodically reviews the Adviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Trust.

CONSECO INTERNATIONAL FUND

The assets of the International Portfolio are allocated by AMR among investment advisers designated for the Portfolio. Each investment adviser will place its own orders to execute securities transactions which are designed to implement the Portfolio's investment objective and policies. In placing such orders, each investment adviser will seek the best available price and most favorable execution. The full range and quality of services offered by the executing broker or dealer will be considered when making these determinations. Pursuant to written guidelines approved by the AMR Trust Board, as appropriate, an investment adviser of the Portfolio, or its affiliated broker-dealer, may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 of the 1940 Act) for doing so. The Portfolio's turnover rate, or the frequency of portfolio transactions, will vary from year to year depending on market conditions and the Portfolio's cash flows. High portfolio activity increases the Portfolio's transaction costs, including brokerage commissions, and may result in a greater number of taxable transactions.

In executing portfolio transactions and selecting brokers or dealers, the principal objective of each investment adviser is to seek the best net price and execution available. It is expected that securities ordinarily will be purchased in the primary markets, and that in assessing the best net price and execution available, each investment adviser shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

In selecting brokers or dealers to execute particular transactions, investment advisers are authorized to consider "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), provision of statistical quotations (including the quotations necessary to determine a Portfolio's net asset value), the sale of Fund shares by such broker-dealer or the servicing of Fund shareholders by such broker-dealer, and other information provided to the Portfolio, to AMR and/or to the investment advisers (or their affiliates), provided, however, that the investment adviser determines that it has received the best net price and execution available. The investment advisers are also authorized to cause a Portfolio to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of the commission another broker or dealer would have charged for effecting that transaction. The AMR Trust Board, AMR or the investment advisers, as appropriate, must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which AMR or the investment adviser exercises investment discretion.

For the fiscal years ended October 31, 1996, 1997 and 1998, the following brokerage commissions were paid by the Portfolio:

     1996                    1997                  1998
     ----                    ----                  ----

   $544,844                $956,160             $1,833,458

The fees of the investment advisers are not reduced by reason of receipt of such brokerage and research services. However, with disclosure to and pursuant to written guidelines approved by the AMR Trust Board, an investment adviser of the Portfolio or its affiliated broker-dealer may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 under the 1940 Act) for doing so.

During the fiscal year ended October 31, 1996, the Portfolio paid the following commissions to affiliated brokers:

BROKER                   AFFILIATED WITH                              COMMISSION
------                   ---------------                              ----------

Fleming Martin           Rowe-Price Fleming International, Inc.       $ 2,142

Jardine Fleming          Rowe-Price Fleming International, Inc.       $ 1,002

BROKER                   AFFILIATED WITH                              COMMISSION
------                   ---------------                              ----------

Ord Minnett              Rowe-Price Fleming International, Inc.       $ 2,051

Robert Fleming & Co.     Rowe-Price Fleming International, Inc.       $20,129

Morgan Stanley Intl.     Morgan Stanley Asset Management Inc.         $ 3,892

The percentage of total commissions of the Portfolio paid to affiliated brokers in 1996 was 2.68%. The transactions represented 2.2% of the Portfolio's total dollar value of portfolio transactions for the fiscal year ended October 31, 1996.

During the fiscal year ended October 31, 1997, the Portfolio paid the following commissions to affiliated brokers:

BROKER                   AFFILIATED WITH                              COMMISSION
------                   ---------------                              ----------

Jardine Fleming          Rowe-Price Fleming International, Inc.       $ 3,260

Ord Minnett              Rowe-Price Fleming International, Inc.       $13,141

Robert Fleming & Co.     Rowe-Price Fleming International, Inc.       $81,109

Morgan Stanley Intl.     Morgan Stanley Asset Management Inc.         $ 5,413

Merrill Lynch & Co.      Hotchkis and Wiley                           $50,428

The percentage of total commissions of the Portfolio paid to affiliated brokers in 1997 was 16.04%. The transactions represented 9.2% of the Portfolio's total dollar value of portfolio transactions for the fiscal year ended October 31, 1997.

During the fiscal year ended October 31, 1998, the Portfolio paid the following commissions to affiliated brokers:

PORTFOLIO                    BROKER                     AFFILIATED WITH                            COMMISSION
---------                    ------                     ---------------                            ----------
International Equity         Merrill Lynch & Co.        Hotchkis and Wiley                         $29,669

International Equity         Morgan Stanley Intl.       Morgan Stanley Asset Management            $30,057

International Equity         Robert Fleming & Co.       Rowe-Price Fleming International, Inc.     $93,606

International Equity         Ord Minnett                Rowe-Price Fleming International, Inc.     $13,959

International Equity         Jardine Fleming            Rowe-Price Fleming International, Inc.     $ 3,846

MANAGEMENT

THE ADVISER

The Adviser provides investment advice and, in general, supervises the Trust's management and investment program, furnishes office space, prepares reports for the Funds, and pays all compensation of officers and Trustees of the Trust who are affiliated persons of the Adviser. Each Fund pays all other expenses incurred in the operation of the Fund, including fees and expenses of unaffiliated Trustees of the Trust. While the Conseco International Fund operates in a "master-feeder" structure, the Adviser is responsible for selecting the investment company in which that Fund invests. If the Adviser is not satisfied with the performance of that investment company, the Adviser will recommend to the Board other investment companies in which the Conseco International Fund may invest, or recommend that the Adviser manage the Conseco International Fund itself.

The Adviser is a wholly owned subsidiary of Conseco, Inc. ("Conseco"), a publicly-owned financial services company, the principal operations of which are in development, marketing and administration of specialized annuity, life and health insurance products. Conseco's offices are located at 11825 N. Pennsylvania Street, Carmel, Indiana 46032. The Adviser manages and serves as sub-adviser to other registered investment companies and manages the invested assets of Conseco, which owns or manages several life insurance subsidiaries, and provides investment and servicing functions to the Conseco companies and affiliates. The Adviser also manages foundations, endowments, public and corporate pension plans, and private client accounts. As of December 31, 1998, the Adviser managed in excess of $35.3 billion in assets.

The Investment Advisory Agreements, dated March 28, 1997, between the Adviser and the Conseco Equity Fund, Conseco Balanced Fund and Conseco Fixed Income Fund, and the Investment Advisory Agreement dated December 31, 1997 between the Adviser and the Conseco High Yield Fund, Conseco Convertible Securities Fund, Conseco International Fund and Conseco 20 Fund (the agreement was approved with respect to the Conseco Convertible Securities Fund on May 14, 1997), provide that the Adviser shall not be liable for any error in judgment or mistake of law or for any loss suffered by a Fund in connection with any investment policy or the purchase, sale or redemption of any securities on the recommendations of the Adviser. The Agreements provide that the Adviser is not protected against any liability to a Fund or its security holders for which the Adviser shall otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by the Agreements or the violation of any applicable law.


Under the terms of the Investment Advisory Agreements, the Adviser has contracted to receive an investment advisory fee equal to an annual rate of 0.70% of the average daily net asset value of the Conseco Equity Fund, 0.70% of the average daily net asset value of the Conseco Balanced Fund, 0.45% of the average  daily net asset value of the Conseco  Fixed Income  Fund,  0.70% of the average daily net asset value of the Conseco High Yield Fund, 0.70% of the average daily net asset value of the Conseco 20 Fund, 1.00% of the average daily net asset value of the Conseco International Fund, and 0.85% of the average daily net asset value of the Conseco Convertible Securities Fund. The Adviser has agreed to waive all of its fees under the Conseco International
Fund's Investment Advisory Agreement so long as that Fund invests all of its investable assets in the Portfolio or another investment company with substantially the same investment objective and policies as the Fund. For more information about the Portfolio's management, see "AMR and the Investment Advisers to the International Equity Portfolio" below.


Pursuant to a contractual arrangement with the Trust, the Adviser, along with the Funds' Administrator and Distributor, has agreed to waive fees and/or reimburse expenses through April 30, 2000, so that annual operating expenses of the Funds are limited to the following net expenses:

                                  NET EXPENSES
                                  ------------

                  FUND              CLASS A SHARES         CLASS B AND C SHARES
                  ----              --------------         --------------------

Conseco Fixed Income                     1.25%                     1.60%
Conseco High Yield                       1.40%                     1.90%
Conseco Convertible Securities           1.55%                     2.05%
Conseco Balanced                         1.50%                     2.00%
Conseco Equity                           1.50%                     2.00%
Conseco International                    2.25%                     2.75%
Conseco 20                               1.75%                     2.25%


This Arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses.

                                       ADVISORY FEES ACCRUED         AMOUNT REIMBURSED/WAIVED
                                         FISCAL YEAR ENDED               FISCAL YEAR ENDED
           FUND                            DECEMBER 31*                     DECEMBER 31*
           ----                            ------------                     ------------
                                        1997          1998              1997            1998
                                        -----         ----              -----           ----
Conseco Fixed Income                    $58,632       $146,274          $38,405         $146,274
Conseco High Yield                      N/A           $145,966          N/A             $145,966
Conseco Convertible Securities+         N/A           $ 55,482          N/A             $ 38,398
Conseco Balanced                        $ 63,605      $166,164          $49,074         $166,164
Conseco Equity                          $286,410      $534,249          $66,061         $375,909
Conseco International*                  N/A           N/A               N/A             N/A
Conseco 20                              N/A           $166,646          N/A             $ 98,505

* The Conseco International Fund's fiscal year end is October 31. The Fund pays a pro rata portion of the Portfolio's expenses, which include investment advisory and portfolio management fees.

+  The Convertible Securities Fund commenced operations on September 28, 1998.

Each Fund (except the Conseco International Fund) may receive credits from its custodian based on cash held by the Fund at the custodian. These credits may be used to reduce the custody fees payable by the Fund. In that case, the Adviser's (and, other affiliates') agreement to waive fees or reimburse expenses will be applied only after the Fund's custody fees have been reduced or eliminated by the use of such credits.


OTHER SERVICE PROVIDERS

THE ADMINISTRATOR. Conseco Services, LLC (the "Administrator") is a wholly owned subsidiary of Conseco, and receives compensation from the Trust pursuant to an Administration Agreement dated

January 2, 1997 and amended December 31, 1997. The Administration Agreement was approved with respect to the Conseco Convertible Securities Fund on May 14, 1998. Under that agreement, the Administrator supervises the overall administration of the Funds. These administrative services include supervising the preparation and filing of all documents required for compliance by the Funds with applicable laws and regulations, supervising the maintenance of books and records, and other general and administrative responsibilities. In addition, while the Conseco International Fund operates in a "master-feeder" structure, the Administrator will monitor the performance of the investment company in which the Conseco International Fund invests, coordinate the Conseco International Fund's relationship with that investment company and communicate with the Board and shareholders regarding the performance of that investment company and the Fund's master-feeder structure.

For providing these services, the Administrator receives a fee from each of the Funds, except the Conseco International Fund, of .20% per annum of its average daily net assets and a fee from the Conseco International Fund of .75% per annum of its average daily net assets. Pursuant to the Administration Agreement, the Administrator reserves the right to employ one or more sub-administrators to perform administrative services for the Funds. The Bank of New York performs certain administrative services for each of the Funds, and AMR and State Street Bank and Trust Company perform services for the Conseco International Fund, pursuant to agreements with the Administrator. See "The Adviser" above regarding the Administrator's contractual arrangement to waive its fees and/or reimburse Fund expenses.


For the fiscal year ended December 31, 1998, the following administration fees were accrued:

     --------------------------------------------------------------------
                 FUND                                 FEES PAID
     --------------------------------------------------------------------
     Conseco Fixed Income                             $  65,007
     --------------------------------------------------------------------
     Conseco High Yield                               $  41,707
     --------------------------------------------------------------------
     Conseco Convertible Securities                   $  13,055
     --------------------------------------------------------------------
     Conseco Balanced                                 $  47,477
     --------------------------------------------------------------------
     Conseco Equity                                   $ 152,515
     --------------------------------------------------------------------
     Conseco International                            $  66,645
     --------------------------------------------------------------------
     Conseco 20                                       $  47,614
     --------------------------------------------------------------------

CUSTODIAN. The Bank of New York, 90 Washington Street, 22nd Floor, New York, New York 10826, serves as custodian of the assets of each Fund (except the Conseco International Fund). State Street Bank and Trust Company serves as custodian of the assets of the Conseco International Fund and of the International Portfolio.

TRANSFER AGENCY SERVICES. State Street Bank and Trust Company is the transfer agent for each Fund.

INDEPENDENT ACCOUNTANTS/AUDITORS. PricewaterhouseCoopers LLP, 2900 One American Square, Box 82002, Indianapolis, Indiana 46282-0002 serves as the Trust's independent accountant. The independent auditors of the International Portfolio are Ernst & Young LLP, Dallas, Texas

AMR AND THE INVESTMENT ADVISERS TO THE INTERNATIONAL EQUITY PORTFOLIO

Pursuant to a Management Agreement dated October 1, 1995, as amended July 25, 1997, AMR provides or oversees all administrative, investment advisory, and portfolio management services for the Portfolio. AMR, located at 4333 Amon Carter Boulevard, MD 5645, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. AMR bears the expense of providing the above services and pays the fees of the investment advisers of the Portfolio. As compensation, AMR receives an annualized advisory fee that is calculated and accrued daily, equal to the sum of 0.10% of the net assets of the Portfolio plus all fees payable by AMR to the Portfolio's investment advisers. The advisory fee is payable quarterly in arrears.

The Management Agreement will continue in effect provided that annually such continuance is specifically approved by a vote of the AMR Trust Board, including the affirmative votes of a majority of the Trustees who are not parties to the Management Agreement or "interested persons" as defined in the 1940 Act of any such party ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval, or by the vote of the Portfolio's interest holders. The Management Agreement may be terminated without penalty, by a majority vote of Portfolio interests on sixty (60) days' written notice to AMR, or by AMR, on sixty (60) days' written notice to the AMR Trust. A Management Agreement will automatically terminate in the event of its "assignment" as defined in the 1940 Act.

The assets of the Portfolio are allocated by AMR among investment advisers designated for the Portfolio, as listed in the Prospectus. Although the investment advisers are subject to general supervision by the AMR Trust Board and AMR, the AMR Trust Board and AMR do not evaluate the investment merits of specific securities transactions. As compensation for its services, each investment adviser is paid a fee by AMR out of the proceeds of the management fee received by AMR.

AMR is permitted to enter into new or modified advisory agreements with existing or new investment advisers without approval of Conseco International Fund shareholders or Portfolio interest holders, but subject to approval of the AMR Trust Board. The SEC issued an exemptive order which eliminates the need for shareholder/interest holder approval subject to compliance with certain conditions. These conditions include the requirement that within 90 days of hiring a new adviser or implementing a material change with respect to an advisory contract, the Fund send a notice to shareholders containing information about the change that would be included in a proxy statement. AMR recommends investment advisers based upon its continuing quantitative and qualitative evaluation of the investment advisers' skill in managing assets using specific investment styles and strategies. The allocation of assets among investment advisers may be changed at any time by AMR. Allocations among investment advisers will vary based upon a variety of factors, including the overall investment performance of each investment adviser, the Portfolio's cash flow needs and market conditions. AMR need not allocate assets to each investment adviser designated for the Portfolio. Short-term investment performance, by itself, is not a significant factor in selecting or terminating an investment adviser, and AMR does not expect to recommend frequent changes of investment advisers. The Prospectus will be supplemented if additional investment advisers are retained or the contract with any existing investment adviser is terminated.

Each investment advisory agreement will automatically terminate if assigned, and may be terminated without penalty at any time by AMR, by a vote of a majority of the AMR Trust Board or by a vote of a majority of the outstanding Portfolio interests on no less than thirty (30) days' nor more than sixty (60) days' written notice to the investment adviser, or by the investment adviser upon sixty (60) days' written notice to the Portfolio. Each investment advisory agreement will continue in effect provided that annually such continuance is specifically approved by a vote of the AMR Trust Board, including the affirmative votes of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of considering such approval, or by the vote of the outstanding Portfolio interests.

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees of the Trust decide upon matters of general policy for the Trust. In addition, the Trustees review the actions of the Adviser, as set forth in "Management." The Trust's officers supervise the daily business operations of the Trust. The Trustees and officers of the Trust, their affiliations, if any, with the Adviser and their principal occupations are set forth below.

       NAME, ADDRESS                        POSITION HELD                    PRINCIPAL OCCUPATION(S)
          AND AGE                            WITH TRUST                        DURING PAST 5 YEARS
      ---------------                        ----------                        -------------------
 William P. Daves, Jr. (73)              Chairman of the Board,   Consultant to insurance and healthcare
 5723 Trail Meadow                       Trustee                  industries. Director, President and Chief
 Dallas, TX 75230                                                 Executive Officer, FFG Insurance Co. Chairman of
                                                                  the Board and Trustee of  other mutual funds
                                                                  managed by the Adviser.

 Maxwell E. Bublitz* (43)                President and Trustee    Chartered Financial Analyst. President and
 11825 N. Pennsylvania St.                                        Director, Adviser. Previously, Senior Vice
 Carmel, IN 46032                                                 President, Adviser.  President and Trustee of
                                                                  other  mutual  funds  managed  by the Adviser.

 Gregory J. Hahn* (38)                   Vice President for       Chartered Financial Analyst. Senior Vice
 11825 N. Pennsylvania St.               Investments and Trustee  President, Adviser. Portfolio Manager of the
 Carmel, IN 46032                                                 fixed income portion of Balanced and Fixed Income
                                                                  Funds. Trustee and portfolio manager of other mutual
                                                                                                 funds managed by the Adviser.

 Harold W. Hartley (75)                  Trustee                  Retired. Chartered Financial Analyst. Director,
 317 Peppard Drive, S.W.                                                        Ennis Business Forms, Inc. Previously,
 Ft. Myers Beach, Fl 33913                                        Executive Vice President, Tenneco Financial
                                                                                                 Services, Inc.  Trustee of other
mutual funds
                                                                  managed by the Adviser.

 Dr. R. Jan LeCroy (68)                  Trustee                  Retired.  President, Dallas Citizens Council.
 Dallas Citizens Council                                          Trustee of other mutual funds managed by the
 1201 Main Street,                                                Adviser.  Director, Southwest Securities Group,
 Suite 2444                                                       Inc.
 Dallas, TX 75202

       NAME, ADDRESS                        POSITION HELD                    PRINCIPAL OCCUPATION(S)
          AND AGE                            WITH TRUST                        DURING PAST 5 YEARS
      ---------------                        ----------                        -------------------
 Dr. Jesse H. Parrish (71)               Trustee                  Former President, Midland College. Higher
 2805 Sentinel                                                    Education Consultant.  Trustee of other mutual
 Midland, TX 79701                                                funds managed by the Adviser.

 William P. Kovacs (53)                  Vice President and       Vice President, Senior Counsel, Secretary, Chief
 11825 N. Pennsylvania St.               Secretary                Compliance Officer and Director of Adviser.  Vice
 Carmel, IN 46032                                                 President, Senior Counsel, Secretary and
                                                                  Director, Conseco Equity Sales, Inc. Vice
                                                                  President and Secretary of other mutual funds
                                                                  managed by the Adviser.  Previously, Associate
                                                                  Counsel, Vice President and Assistant Secretary,
                                                                  Kemper Financial Services, Inc. (1989-1996);
                                                                  previous to Of Counsel, Rudnick & Wolfe
                                                                  (1997-1998); previous to Of Counsel, Shefsky &
                                                                  Froelich (1998).

 James S. Adams (39)                     Treasurer                Senior Vice President, Bankers National, Great
 11815 N. Pennsylvania St.                                        American Reserve.  Senior Vice President,
 Carmel, IN 46032                                                 Treasurer, and Director, Conseco Equity Sales,
                                                                  Inc. Senior Vice President and Treasurer, Conseco
                                                                  Services, LLC.  Treasurer of other mutual funds
                                                                  managed by the Adviser.

  William T. Devanney, Jr. (43)          Vice President           Senior Vice President, Corporate Taxes,
  11815 N. Pennsylvania St.              Corporate Taxes          Bankers National and Great American
  Carmel, IN 46032                                                Reserve.  Senior Vice President,
                                                                  Corporate Taxes, Conseco Equity Sales,
                                                                  Inc. and Conseco Services LLC.  Vice
                                                                  President of other mutual funds
                                                                  managed by the Adviser.

  David N. Walthall (53)                 Trustee                  President, Chief Executive Officer
  2435 N. Central Expressway                                      and Director of Lyrick Corporation
  Suite 1600
  Richardson, TX 75080

------------------
* The Trustee so indicated is an "interested person," as defined in the 1940 Act, of the Trust due to the positions indicated with the Adviser and its affiliates.

The following table shows the compensation of each disinterested Trustee for the fiscal year ending December 31, 1998.

                               COMPENSATION TABLE

                                AGGREGATE           TOTAL COMPENSATION FROM
                             FROM THE TRUST    INVESTMENT COMPANIES IN THE TRUST
NAME OF PERSON, POSITION      COMPENSATION          COMPLEX PAID TO TRUSTEES
------------------------      ------------          ------------------------
William P. Daves, Jr.            $9,000                       $26,000

                                                  (1 other investment company)

Harold W. Hartley                $9,000                       $26,000
                                                  (1 other investment company)

Dr. R. Jan LeCroy                $9,000                       $26,000
                                                  (1 other investment company)

Dr. Jesse H. Parrish             $9,000                       $26,000
                                                  (1 other investment company)

David N. Walthall                $6,000                       $8,000
                                                  (1 other investment company)

TRUSTEES AND OFFICERS OF THE AMR TRUST

The AMR Trust Board provides broad supervision over the AMR Trust's affairs. AMR is responsible for the management of the AMR Trust's assets, and the AMR Trust's officers are responsible for its operations. The Trustees and officers of the AMR Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4333 Amon Carter Boulevard, MD 5645, Forth Worth, Texas 76155.

                                       POSITION WITH
   NAME, AGE AND ADDRESS                 EACH TRUST               PRINCIPAL OCCUPATION DURING PAST 5 YEARS
   ---------------------               -------------              ----------------------------------------
   William F. Quinn* (51)              Trustee and President      President,  AMR Investment Services,  Inc.
                                                                  (1986-Present);     Chairman,    American
                                                                  Airlines  Employees  Federal Credit Union
                                                                  (1989-Present);     Trustee,     American
                                                                  Performance Funds (1990-1994);  Director,
                                                                  Crescent  Real  Estate   Equities,   Inc.
                                                                  (1994-Present);     Trustee,     American
                                                                  AAdvantage Funds (1987-present); American
                                                                  AAdantage Mileage Funds (1995-Present).

                                       POSITION WITH
   NAME, AGE AND ADDRESS                 EACH TRUST               PRINCIPAL OCCUPATION DURING PAST 5 YEARS
   ---------------------               -------------              ----------------------------------------
   Alan D. Feld (61)                   Trustee                    Partner,  Akin, Gump,  Strauss,  Hauer & Feld, LLP
   1700 Pacific Avenue                                            (1960-Present)#;     Director,    Clear    Channel
   Suite 4100                                                     Communications      (1984-Present);      Director,
   Dallas, Texas  75201                                           CenterPoint   Properties,   Inc.   (1994-Present);
                                                                  Trustee, American AAdvantage Funds (1996-Present);
                                                                  American AAdvantage Mileage Funds (1996-Present).

   Ben J. Fortson (66)                 Trustee                    President    and   CEO,    Fortson   Oil   Company
   301 Commerce Street                                            (1958-Present);  Director,  Kimbell Art Foundation
   Suite 3301                                                     (1964-Present);   Director,   Burnett   Foundation
   Fort Worth, Texas  76102                                       (1987-Present);  Honorary Trustee, Texas Christian
                                                                  University   (1986-Present);   Trustee,   American
                                                                  AAdvantage    Funds    (1996-Present);    American
                                                                  AAdvantage Mileage Funds (1996-Present).

   John S. Justin (82)                 Trustee                    Chairman  and  Chief  Executive  Officer,   Justin
   2821 West Seventh Street                                       Industries,  Inc. (a diversified  holding company)
   Fort Worth, Texas  76107                                       (1969-Present);   Executive  Board  Member,   Blue
                                                                  Cross/Blue Shield of Texas  (1985-Present);  Board
                                                                  Member,   Zale  Lipshy  Hospital   (1993-Present);
                                                                  Trustee,      Texas      Christian      University
                                                                  (1980-Present);   Director  and  Executive   Board
                                                                  Member,  Moncrief Radiation Center (1985-Present);
                                                                  Director,    Texas    New    Mexico    Enterprises
                                                                  (1984-1993);  Director,  Texas  New  Mexico  Power
                                                                  Company (1979-1993);  Trustee, American AAdvantage
                                                                  Funds (1989-Present);  American AAdvantage Mileage
                                                                  Funds (1995-Present).

   Stephen D. O'Sullivan (63)*          Trustee                   Consultant  (1994-Present);   Vice  President  and
                                                                  Controller (1985-1994),  American Airlines,  Inc.;
                                                                  Trustee, American AAdvantage Funds (1987-Present);
                                                                  American AAdvantage Mileage Funds (1995-Present).

                                       POSITION WITH
   NAME, AGE AND ADDRESS                 EACH TRUST               PRINCIPAL OCCUPATION DURING PAST 5 YEARS
   ---------------------               -------------              ----------------------------------------
   Roger T. Staubach (57)               Trustee                   Chairman of the Board and Chief Executive  Officer
   6750 LBJ Freeway                                               of The Staubach  Company (a commercial real estate
   Dallas, Texas 75240                                            company)  (1982-Present);   Director,  Halliburton
                                                                  Company    (1991-Present);    Director,    Brinker
                                                                  International      (1993-Present);       Director,
                                                                  International  Home  Foods,  Inc.  (1997-Present);
                                                                  National   Advisory  Board,  The  Salvation  Army;
                                                                  Trustee,  Institute for Aerobics Research; Member,
                                                                  Executive Council, Daytop/Dallas; Member, National
                                                                  Board of Governors,  United Way of America; former
                                                                  quarterback  of the  Dallas  Cowboys  professional
                                                                  football team; Trustee,  American AAdvantage Funds
                                                                  (1995-Present);  American AAdvantage Mileage Funds
                                                                  (1995-Present).

   Kneeland Youngblood (42)             Trustee                   Managing Partner, Pharos Capital Group, LLC (a
   100 Crescent Court                                             private equity firm)  (1998-Present);  Trustee,
   Suite 1740                                                     Teachers     Retirement     System     of    Texas
   Dallas, Texas  75201                                           (1993-Present); Director, United States Enrichment
                                                                  Corporation (1993-1998),  Director, Just For the
                                                                  Kids (1995-Present);  Director, Starwood Financial
                                                                  Trust (1998-Present);  Member,  Council on Foreign
                                                                  Relations   (1995-Present);    Trustee,   American
                                                                  AAdvantage    Funds    (1996-Present);    American
                                                                  AAdvantage Mileage Funds (1996-Present).

   Nancy A. Eckl (36)                   Vice President            Vice  President,  AMR  Investment  Services,  Inc.
                                                                  (1990-Present).

   Michael W. Fields (45)               Vice President            Vice  President,  AMR  Investment  Services,  Inc.
                                                                  (1988-Present).

                                       POSITION WITH
   NAME, AGE AND ADDRESS                 EACH TRUST               PRINCIPAL OCCUPATION DURING PAST 5 YEARS
   ---------------------               -------------              ----------------------------------------
   Barry Y. Greenberg (35)              Vice President and        Vice  President,  AMR  Investment  Services,  Inc.
                                        Assistant Secretary       (1995-Present); Branch Chief (1992-1995) and Staff
                                                                  Attorney  (1988-1992),   Securities  and  Exchange
                                                                  Commission.

   Rebecca L. Harris (32)               Treasurer                 Vice President  (1995-Present),  Controller (1991-
                                                                  1995), AMR Investment Services, Inc.

   John B. Roberson (40)                Vice President            Vice  President,  AMR  Investment  Services,  Inc.
                                                                  (1991-Present).

   Robert J. Zutz (46)                  Secretary                 Partner, Kirkpatrick & Lockhart LLP (law firm)
   1800 Massachusetts Ave. NW
   Washington, D.C. 20036

------------------
# The law firm of Akin, Gump, Strauss, Hauer & Feld LLP ("Akin, Gump") provides legal services to American Airlines, Inc., an affiliate of AMR. Mr. Feld has advised the AMR Trust that he has had no material involvement in the services provided by Akin, Gump to American Airlines, Inc. and that he has received no material benefit in connection with these services. Akin, Gump does not provide legal services to AMR or AMR Corporation.


* Messrs. Quinn and O'Sullivan are deemed to be "interested persons" of the AMR Trust as defined by the 1940 Act.


COMPENSATION - TRUSTEES OF AMR TRUST

         As compensation for their service to the AMR Trust, the Independent Trustees and their spouses receive free air travel from American Airlines, Inc., an affiliate of AMR. The AMR Trust does not pay for these travel arrangements. However, the AMR Trust compensates each Trustee with payments in an amount equal to the Trustees' income tax on the value of this free airline travel. Mr. O'Sullivan, who as a retiree of American Airlines, Inc. already receives flight benefits. The AMR Trust compensates Mr. O'Sullivan up to $10,000 annually to cover his personal flight service charges and the charges for his three adult children, as well as any income tax charged on the value of these flight benefits. Trustees are also reimbursed for any expenses incurred in attending Board meetings. These amounts (excluding reimbursements) are reflected in the following table for the fiscal year ended October 31, 1998.

                                                                                                     TOTAL
                                                         PENSION OR                              COMPENSATION
                                   AGGREGATE        RETIREMENT BENEFITS         ESTIMATED        FROM AMERICAN
                                  COMPENSATION      ACCRUED AS PART OF           ANNUAL           AADVANTAGE
                                    FROM THE             THE AMR              BENEFITS UPON      FUNDS COMPLEX
   NAME OF TRUSTEE                 AMR TRUST         TRUST'S EXPENSES          RETIREMENT          (27 FUNDS)
   ---------------                 ---------         ----------------          ----------          ----------
William F. Quinn                   $     0                 $ 0                     $ 0              $     0
Alan D. Feld                       $17,802                 $ 0                     $ 0              $35,605
Ben J. Fortson                     $17,519                 $ 0                     $ 0              $35,038
John S. Justin                     $   809                 $ 0                     $ 0              $ 1,618
Stephen D. O'Sullivan              $ 2,843                 $ 0                     $ 0              $ 5,686
Roger T. Staubach                  $ 8,711                 $ 0                     $ 0              $17,423
Kneeland Youngblood                $39,782                 $ 0                     $ 0              $79,563

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of February 1, 1999, the following shareholders owned of record, or were known by a Fund to own beneficially, five percent or more of the outstanding shares of the Class A, Class B and Class C shares of each Fund.

FUND NAME                                NAME AND ADDRESS                                  PERCENT OWNED
---------                                ----------------                                  -------------
Conseco Fixed Income Fund                Conseco Senior Health Insurance Company
Class A                                  (formerly, American Travellers Life Insurance Co.)    10.08%
                                         11815 North Pennsylvania St.
                                         Carmel, Indiana 46032-4555

                                         National Fidelity Life                                 5.05%
                                         11815 North Pennsylvania St.
                                         Carmel, Indiana 46032-4555

                                         Philadelphia Life                                      5.05%
                                         11815 North Pennsylvania St.
                                         Carmel, Indiana 46032-4555

                                         Capitol American Life Insurance Co.                   47.10%
                                         11815 North Pennsylvania St.
                                         Carmel, IN 46032-4555

                                         Merrill Lynch, Pierce, Fenner & Smith                 17.59%
                                         4800 Deer Lake Dr. E
                                         Jacksonville, FL  32246-6484

Conseco Fixed Income Fund                Merrill Lynch, Pierce, Fenner & Smith                 90.09%
Class B                                  4800 Deer Lake Dr. E
                                         Jacksonville, FL 32246-6484

Conseco Fixed Income Fund                Merrill Lynch, Pierce, Fenner & Smith                 83.69%
Class C                                  4800 Deer Lake Dr. E
                                         Jacksonville, FL 32246-6484

FUND NAME                                NAME AND ADDRESS                                  PERCENT OWNED
---------                                ----------------                                  -------------
                                         Legg Mason Wood Walker Inc.                           12.30%
                                         P.O. Box 1476
                                         Baltimore, MD 21203-1476

Conseco High Yield Fund                  Conseco Life Insurance Company                         6.00%
Class A                                  11815 North Pennsylvania St.
                                         Carmel, IN  46032-4555

                                         National Fidelity Life                                63.62%
                                         11815 North Pennsylvania St.
                                         Carmel, IN 46032-4555

                                         Merrill Lynch, Pierce, Fenner & Smith                 17.33%
                                         4800 Deer Lake Dr. E
                                         Jacksonville, FL 32246-6484

Conseco High Yield Fund                  Merrill Lynch, Pierce, Fenner & Smith                 76.77%
Class B                                  4800 Deer Lake Dr. East
                                         Jacksonville, FL  32246-6486

Conseco High Yield Fund                  Merrill Lynch, Pierce, Fenner & Smith                 84.75%
Class C                                  4800 Deer Lake Dr. East
                                         Jacksonville, FL  32246-6486

Conseco Convertible Securities Fund      Bankers Life and Casualty                             99.93%
Class A                                  11815 North Pennsylvania St.
                                         Carmel, IN 46032-4555

Conseco Convertible Securities Fund      Conseco Capital Management, Inc.                      17.04%
Class B                                  11825 North Pennsylvania St.
                                         Carmel, IN 46032-4555

                                         Merrill Lynch, Pierce, Fenner & Smith                 80.36%
                                         4800 Deer Lake Dr. E
                                         Jacksonville, FL  32246-6484

Conseco Convertible Securities Fund      Merrill Lynch, Pierce, Fenner & Smith                 81.71%
Class C                                  4800 Deer Lake Dr. E
                                         Jacksonville, FL  32246-6484

                                         Conseco Capital Management, Inc.                      15.87%
                                         11825 North Pennsylvania St.
                                         Carmel, IN 46032-4555

FUND NAME                                NAME AND ADDRESS                                  PERCENT OWNED
---------                                ----------------                                  -------------
Conseco Balanced Fund                    American Travellers Life Insurance Co.                13.37%
Class A                                  11815 North Pennsylvania St.
                                         Carmel, IN 46032-4555

                                         Bankers Life and Casualty                              6.68%
                                         11815 North Pennsylvania St.
                                         Carmel, IN 46032-4555

                                         Philadelphia Life                                      6.68%
                                         11815 North Pennsylvania St.
                                         Carmel, IN 46032-4555

                                         Charles Schwab & Co. Inc.                             47.70%
                                         101 Montgomery St.
                                         San Francisco, CA 94104-4122

Conseco Balanced Fund                    Merrill Lynch, Pierce, Fenner & Smith                 65.50%
Class B                                  4800 Deer Lake Dr. E
                                         Jacksonville, FL 32246-6484

                                         State Street Bank & Trust Co. Cus.                     5.30%
                                         2575 S. Bayshore Drive #118
                                         Miami, FL 33133-4745

Conseco Balanced Fund                    Merrill Lynch, Pierce, Fenner & Smith                 56.42%
Class C                                  4800 Deer Lake Dr. E
                                         Jacksonville, FL  32246-6484

                                         Lucila G. Whisenant Cust.                              5.87%
                                         Kristina Kalle Whisenant
                                         4511 Pinfish Ln.
                                         Palmetto, FL  34221-5626

                                         Mitchell M. Nunes                                      8.04%
                                         8216 Mays Ave
                                         Riverview, FL 33569-4428

                                         State Street Bank & Trust Co.                          7.78%
                                         Cust. For the IRA of
                                         R. Evelyn Golding
                                         410 Dewolf Rd.
                                         Brandon, FL 33511-6807

Conseco Equity Fund                      American Travellers Life Insurance Co.                14.41%
Class A                                  11815 North Pennsylvania St.
                                         Carmel, IN 46032-4555

FUND NAME                                NAME AND ADDRESS                                  PERCENT OWNED
---------                                ----------------                                  -------------
                                         Bankers Life and Casualty                              7.24%
                                         11815 North Pennsylvania St.
                                         Carmel, IN 46032-4555

                                         Philadelphia Life                                      7.24%
                                         11815 North Pennsylvania St.
                                         Carmel, IN 46032-4555

                                         Charles Schwab & Co. Inc.                             31.96%
                                         101 Montgomery St.
                                         San Francisco, CA 94104-4122

Conseco Equity Fund                      Merrill Lynch, Pierce, Fenner & Smith                 71.29%
Class B                                  4800 Deer Lake Dr. E
                                         Jacksonville, FL  32246-6484

Conseco Equity Fund                      Merrill Lynch, Pierce, Fenner & Smith                 86.60%
Class C                                  4800 Deer Lake Dr. E
                                         Jacksonville, FL  32246-6484

Conseco International Fund               Conseco Life Insurance Company                        99.73%
Class A                                  11815 North Pennsylvania St.
                                         Carmel, IN  46032-4555

FUND NAME                                NAME AND ADDRESS                                  PERCENT OWNED
---------                                ----------------                                  -------------
Conseco International Fund               State Street Bank & Trust Co.                         56.89%
Class B                                  Cust. For the Rollover IRA of
                                         Brian P. Sweeney
                                         5136 Brennerton Drive
                                         Portage, MI 49002-0561

                                         Jeanne H. Walker                                      43.11%
                                         Cust. Max E. Brooks III Utma-TX
                                         1100 Van Horn Drive
                                         College STA, TX 77845-6421

Conseco International Fund               State Street Bank & Trust Co.                         28.78%
Class C                                  Cust. Roth Converted IRA 1998
                                         FBO Regina A. Thompson
                                         1807 Sun Valley Drive
                                         Jefferson City, MO 65109-2038

                                         State Street Bank & Trust Co.                         28.78%
                                         Cust. Roth Converted IRA 1998
                                         FBO Paul V. Thompson
                                         1807 Sun Valley Dr.
                                         Jefferson City, MO 65109-2038

                                         State Street Bank & Trust Co.                         14.24%
                                         Cust. Roth Converted IRA 1998
                                         FBO Susan V. Nadolny
                                         2080 NW 86th Ave
                                         Sunrise, FL 33322-3818

                                         State Street Bank & Trust Co.                         28.19%
                                         Cust. Roth Contribution IRA 1998
                                         FBO Judith F. Clark
                                         1939 NE 15th Ave.
                                         Ft. Lauderdale, FL 33305-3222

Conseco 20 Fund                          Conseco Life Insurance Company                        40.66%
Class A                                  11815 North Pennsylvania St.
                                         Carmel, IN 46032-4555

                                         Capitol American Life Insurance Co.                   42.57%
                                         11815 North Pennsylvania St.
                                         Carmel, IN 46032-4555

FUND NAME                                NAME AND ADDRESS                                  PERCENT OWNED
---------                                ----------------                                  -------------
                                         Merrill Lynch, Pierce, Fenner & Smith                  5.37%
                                         48000 Deer Lake Dr. E
                                         Jacksonville, FL 32246-6484

Conseco 20 Fund                          Merrill Lynch, Pierce, Fenner & Smith                 72.09%
Class B                                  48000 Deer Lake Dr. E
                                         Jacksonville, FL 32246-6484

Conseco 20 Fund                          Merrill Lynch, Pierce, Fenner & Smith                 69.96%
Class C                                  4800 Deer Lake Dr. E
                                         Jacksonville, FL  32246-6484

The Trustees and officers of the Trust, as a group, own less than 1% of each Fund's outstanding shares. A shareholder owning of record or beneficially more than 25% of a Fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.

FUND EXPENSES

Each Fund pays its own expenses including, without limitation: (i) organizational and offering expenses of the Fund and expenses incurred in connection with the issuance of shares of the Fund; (ii) fees of its custodian and transfer agent; (iii) expenditures in connection with meetings of shareholders and Trustees; (iv) compensation and expenses of Trustees who are not interested persons of the Trust; (v) the costs of any liability, uncollectible items of deposit and other insurance or fidelity bond; (vi) the cost of preparing, printing, and distributing prospectuses and statements of additional information, any supplements thereto, proxy statements, and reports for existing shareholders; (vii) legal, auditing, and accounting fees; (viii) trade association dues; (ix) filing fees and expenses of registering and maintaining registration of shares of the Fund under applicable federal and state securities laws; (x) brokerage commissions; (xi) taxes and governmental fees; and (xii) extraordinary and non-recurring expenses.

DISTRIBUTION ARRANGEMENTS

Conseco Equity Sales, Inc. (the "Distributor") serves as the principal underwriter for each Fund pursuant to an Underwriting Agreement, dated January 2, 1997 as amended December 31, 1997. The Underwriting Agreement was approved with respect to the Conseco Convertible Securities Fund on May 14, 1998. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. ("NASD"). Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, the Distributor bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. The Underwriting Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of a Fund and (ii) by a majority of the Trustees who are not "interested persons" of the

Trust (as that term is defined in the 1940 Act). The Distributor is not obligated to sell any specific amount of shares of any Fund.

For the fiscal year ended December 31, 1997, the Distributor received as compensation for the sale of Conseco Balanced Fund A shares $20,746, of which amount it retained $2,338 and reallowed $18,407. For the fiscal year ended December 31, 1997, the Distributor received as compensation for the sale of Conseco Equity Fund A shares $37,114, of which amount it retained $3,566 and reallowed $33,547. For the fiscal year ended December 31, 1997, the Distributor received as compensation for the sale of Conseco Fixed Income Fund A shares $4,196, of which amount it retained $452 and reallowed $3,743.

Following is information about the compensation received by the Distributor with respect to each Fund for the fiscal year ended December 31, 1998:

==============================================================================================================
FUND AND CLASS                 COMPENSATION                 AMOUNT RETAINED BY           AMOUNT REALLOWED BY
                               RECEIVED BY DISTRIBUTOR      DISTRIBUTOR                  DISTRIBUTOR
==============================================================================================================
Conseco Fixed Income
Class A                              $ 37,877                  $ 4,140                     $ 33,747
Class B                               160,726                        0                      160,726
Class C                                     0                        0                            0
--------------------------------------------------------------------------------------------------------------
Conseco High Yield
Class A                               199,926                   29,862                      170,064
Class B                               678,167                        0                      678,167
Class C                                59,575                        0                       59,575
--------------------------------------------------------------------------------------------------------------
Conseco Convertible
Securities*                                 0                        0                            0
Class A                                     0                        0                            0
Class B                                    57                        0                           57
Class C
--------------------------------------------------------------------------------------------------------------
Conseco Balanced
Class A                                24,595                    3,544                       21,051
Class B                                67,034                        0                       67,034
Class C                                 9,685                        0                        9,685
--------------------------------------------------------------------------------------------------------------
Conseco Equity
Class A                                21,660                    2,785                       18,875
Class B                                68,290                        0                       68,290
Class C                                 7,275                        0                        7,275
==============================================================================================================
FUND AND CLASS                 COMPENSATION                 AMOUNT RETAINED BY           AMOUNT REALLOWED BY
                               RECEIVED BY DISTRIBUTOR      DISTRIBUTOR                  DISTRIBUTOR
==============================================================================================================
Conseco International
(FISCAL YEAR ENDED
10/31/98)
Class A                             1,302                        171.45                     1,131
Class B                               111                            0                      111
Class C                                15                            0                       15

--------------------------------------------------------------------------------------------------------------

==============================================================================================================
FUND AND CLASS                 COMPENSATION                 AMOUNT RETAINED BY           AMOUNT REALLOWED BY
                               RECEIVED BY DISTRIBUTOR      DISTRIBUTOR                  DISTRIBUTOR
==============================================================================================================
Conseco 20
Class A                               160,829                   23,116                      137,713
Class B                               338,900                        0                      338,900
Class C                                28,359                        0                       28,359
--------------------------------------------------------------------------------------------------------------

* The Conseco Convertible Securities Fund commenced operations on September 28, 1998. The information with respect to that Fund is shown for the period beginning September 28, 1998.

The Distributor's principal address is 11815 N. Pennsylvania Street, Carmel, Indiana 46032.

DISTRIBUTION AND SERVICE PLAN

The Trust has adopted distribution and service plans dated March 28, 1997 with respect to the Class A shares of the Conseco Equity Fund, Conseco Balanced Fund and Conseco Fixed Income Fund, and dated December 31, 1997 with respect to each other class of Fund shares (and approved with respect to the Conseco Convertible Securities Fund on May 14, 1998) (the "Plans"), in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the NASD regarding asset-based sales charges.


Pursuant to the Plans, each Fund may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of Fund shares and for maintenance and personal service provided to existing shareholders of that class. The Plans authorize payments to the Distributor up to 0.50% annually of each Fund's (except for the Conseco Fixed Income Fund's) average daily net assets attributable to its Class A shares. The Conseco Fixed Income Fund's Plan authorizes payments to the Distributor up to 0.65% annually of that Fund's average daily net assets attributable to its Class A shares. The Plans authorize payments to the Distributor up to 1.00% annually of each Fund's average daily net assets attributable to its Class B shares. The Plans authorize payments to the Distributor up to 1.00% annually of each Fund's average daily net assets attributable to its Class C shares. See "Management - The Adviser" above regarding the Distributor's contractual arrangement to waive its fees and/or reimburse Fund expenses.


For the fiscal year ended December 31, 1997, the 12b-1 fees attributable to Class A shares of the Conseco Equity Fund, Conseco Balanced Fund and the Conseco Fixed Income Fund were $9,508, $2,149 and $1,984, respectively.

For the fiscal year ended December 31, 1998, the 12b-1 fees attributable to each class of shares is as follows:

------------------------------------------------------------------------------------------------------------------
FUND                                    CLASS A                       CLASS B                      CLASS C
------------------------------------------------------------------------------------------------------------------
Conseco Fixed Income                   $111,004                      $ 6,784                      $ 1,484
------------------------------------------------------------------------------------------------------------------
Conseco High Yield                       79,032                       36,435                       10,411
------------------------------------------------------------------------------------------------------------------
Conseco Convertible                      32,632                          3                            3
Securities*
------------------------------------------------------------------------------------------------------------------
Conseco Balanced                         78,752                        3,716                        6,355
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
FUND                                    CLASS A                       CLASS B                      CLASS C
------------------------------------------------------------------------------------------------------------------
Conseco Equity                           85,658                        6,090                        1,706
------------------------------------------------------------------------------------------------------------------
Conseco International
(FISCAL YEAR ENDED
10/31/98)                                            44,417                                      8
16
------------------------------------------------------------------------------------------------------------------
Conseco 20                               99,488                       26,070                       12,542
------------------------------------------------------------------------------------------------------------------

The Plans further provide for periodic payments by the Distributor to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by Class A, Class B or Class C of a Fund for shareholder servicing may not exceed an annual rate of .25% of the average daily net asset value of Fund shares of that class owned by clients of such broker, dealer or financial intermediary.

In accordance with the terms of the Plans, the Distributor provides to each Fund, for review by the Trustees, a quarterly written report of the amounts expended under the Plan and the purpose for which such expenditures were made. In the Trustees' quarterly review of the Plans, they will review the level of compensation the Plans provide in considering the continued appropriateness of the Plans.

The Plans were adopted by a majority vote of the Trustees of the Trust, including at least a majority of Trustees who are not, and were not at the time they voted, interested persons of the Trust and do not and did not have any direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the Plans. The Trustees believe that there is a reasonable likelihood that the Plans will benefit each Fund and its current and future shareholders. Among the anticipated benefits are higher levels of sales and lower levels of redemptions of Class A, Class B and Class C shares of each Fund, economies of scale, reduced expense ratios and greater portfolio diversification.

Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the Trustees in the manner described above. The Plans may not be amended to increase materially the amount to be spent under the Plans without approval of the shareholders of the affected Fund, and material amendments to the Plans must also be approved by the Trustees in a manner described above. The Plans may be terminated at any time, without payment of any penalty, by vote of the majority of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operations of the Plans, or by a vote of a majority of the outstanding voting securities of the Fund affected thereby. The Plans will automatically terminate in the event of their assignment.

PURCHASE, REDEMPTION AND PRICING OF SHARES

SHARE PRICES AND NET ASSET VALUE

Each Fund's shares are bought or sold at a price that is the Fund's net asset value (NAV) per share. The NAV per share is determined for each class of shares for each Fund as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each business day by dividing the value of the Fund's net assets attributable to a class (the class's pro rata share of the value of the Fund's assets minus the class's pro rata share of the value of the Fund's liabilities) by the number of shares of that class outstanding.

For  each  of  the  Funds  except  the  Conseco   International   Fund  and  the
International  Portfolio,  the  assets  of  the  Fund  are  valued  as  follows:
Securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the mean between the closing bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Fund securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Debt securities with maturities of sixty
(60) days or less are valued at amortized cost.

For the Conseco International Fund and the International Portfolio, equity securities listed on securities exchanges, including all but United Kingdom securities, are valued at the last quoted sales price on a designated exchange prior to the close of trading on the NYSE or, lacking any sales, on the basis of the last current bid price prior to the close of trading on the NYSE. Securities of the United Kingdom held in the Portfolio are priced at the last jobber price (mid of the bid and offer prices quoted by the leading stock jobber in the security) prior to close of trading on the NYSE. Trading in foreign markets is usually completed each day prior to the close of the NYSE. However, events may occur which affect the values of such securities and the exchange rates between the time of valuation and the close of the NYSE. Should events materially affect the value of such securities during this period, the securities are priced at fair value, as determined in good faith and pursuant to procedures approved by the AMR Trust Board. Over-the-counter equity securities are valued on the basis of the last bid price on that date prior to the close of trading. Debt securities (other than short-term securities) will normally be valued on the basis of prices provided by a pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. In some cases, the prices of debt securities may be determined using quotes obtained from brokers. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures approved by the AMR Trust Board. Assets and liabilities denominated in foreign currencies and forward contracts are translated into U.S. dollar equivalents based on prevailing market rates. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method.

REDUCTIONS AND WAIVERS OF SALES CHARGES

REDUCTION OF CLASS A SALES CHARGE

RIGHTS OF ACCUMULATION. Each Fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase Class A shares of any Fund at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's holdings of shares of the Funds, or shares of the money market fund currently managed by Federated Management (derived from the exchange of Fund shares on which an initial sales charge was paid). Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases.

LETTER OF INTENT. Any shareholder may qualify for a reduced sales charge on purchases of Class A shares made within a 13-month period pursuant to a Letter of Intent (LOI). Class A shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class

A shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all Funds of the Trust owned by the shareholder. Such value is determined based on the net asset value on the date of the LOI. During the term of an LOI, Boston Financial Data Services ("BFDS"), the Trust's transfer agent, will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. A LOI does not obligate the investor to buy or the Fund to sell the indicated amount of the LOI. If a Class A shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A shares for the shareholder's account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to BFDS an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A shareholder does not within 20 days after a written request by BFDS pay such difference in sales charge, BFDS will redeem an appropriate number of escrowed shares in order to realize such difference. Additional information about the terms of the LOI are available from your broker, dealer or other financial intermediary or from BFDS at (800) 986-3384.

SYSTEMATIC WITHDRAWAL PLAN. The Systematic Withdrawal Plan ("SWP") is designed to provide a convenient method of receiving fixed payments at regular intervals from Class A, Class B and Class C shares of a Fund deposited by the applicant under this SWP. The applicant must deposit or purchase for deposit shares of the Fund having a total value of not less than $5,000. Periodic checks of $50 or more will be sent to the applicant, or any person designated by him, monthly or quarterly. Redemptions of Class B or Class C shares under the SWP will not be subject to any contingent deferred sales charge so long as a shareholder does not withdraw annually more than 12% of the SWP account.

Any income dividends or capital gain distributions on shares under the SWP will be credited to the SWP account on the payment date in full and fractional shares at the net asset value per share in effect on the record date.

SWP payments are made from the proceeds of the redemption of shares deposited in a SWP account. Redemptions are taxable transactions to shareholders. To the extent that such redemptions for periodic withdrawals exceed dividend income reinvested in the SWP account, such redemptions will reduce and may ultimately exhaust the number of shares deposited in the SWP account. In addition, the amounts received by a shareholder cannot be considered as an actual yield or income on his or her investment because part of such payments may be a return of his or her capital.

The SWP may be terminated at any time (1) by written notice to the Fund or from the Fund to the shareholder; (2) upon receipt by the Fund of appropriate evidence of the shareholder's death; or (3) when all shares under the SWP have been redeemed. The fees of the Fund for maintaining SWPs are paid by the Fund.

WAIVER OF CLASS A INITIAL SALES CHARGE

         No sales charge is imposed on sales of Class A shares to certain investors. However, in order for the following sales charge waivers to be effective, the Transfer Agent must be notified of the waiver when the purchase order is placed. The Transfer Agent may require evidence of your qualification for the waiver. No sales charge is imposed on the following investments:

o by current or retired officers, directors and employees (and their parents, grandparents, spouse, and minor children) of the Trust, Conseco and its affiliates and the Transfer Agent;

o by any participant in (i) a tax qualified retirement plan provided that the initial amount invested by the plan totals $500,000 or more, the plan has 50 or more employees eligible to participate at the time of purchase, or the plan certifies that it will have projected annual contributions of $200,000 or more; or (ii) by one of a group of tax qualified employee benefit plans that purchase through an omnibus account relationship with the Funds maintained by a single service provider, provided that such plans make an aggregated initial investment of $500,000 or more;

o by an omnibus account established by a sponsor for tax-qualified employee benefit plans where the sponsor provides recordkeeping services for the plans, and has entered into an agreement with the Distributor in connection with such account;

o by brokers, dealers, and other financial intermediaries that have a selling agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees;

o by employees and registered representatives (and their parents, grandparents, spouses and minor children) of brokers, dealers, and other financial intermediaries described above; the purchaser must certify to the Distributor at the time of the purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's parents, grandparents, spouse or minor children);

o by any charitable organization, state, county, city, or any instrumentality, department, authority or agency thereof which has determined that Class A is a legally permissible investment and which is prohibited by applicable investment law from paying a sales charge or commission in connection with the purchase of shares of any registered management investment company;

o by one or more members of a group of at least 100 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor children of such persons, pursuant to a marketing program between the Distributor and such group;

o (i) through an investment adviser who makes such purchases through a broker, dealer, or other financial intermediary (each of which may impose transaction fees on the purchase), or (ii) by an investment adviser for its own account or for a bona fide advisory account over which the investment adviser has investment discretion;

o through a broker, dealer or other financial intermediary which maintains a net asset value purchase program that enables the Funds to realize certain economies of scale;

o through bank trust departments or trust companies on behalf of bona fide trust or fiduciary accounts by notifying the Distributor in advance of purchase; a bona fide advisory, trust or fiduciary account is one which is charged an asset-based fee and whose purpose is other than purchase of Fund shares at net asset value;

o by purchasers in connection with investments related to a bona fide medical savings account; or

o by an account established under a wrap fee or asset allocation program where the accountholder pays the sponsor an asset-based fee.

         Additionally, no sales charge is imposed on shares that are (a) issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a Fund is a party, (b) purchased by the reinvestment of loan repayments by participants in retirement plans, (c) purchased by the reinvestment of dividends or other distributions from a Fund, or (d) purchased and paid for with the proceeds of shares redeemed in the prior 60 days from a mutual fund on which an initial sales charge or contingent deferred sales charge was paid (other than a fund managed by the Adviser or any of its affiliates that is subject to the exchange privilege described below); the purchaser must certify to the Distributor at the time of purchase that the purchaser is a prior load investor.

WAIVERS OF CONTINGENT DEFERRED SALES CHARGE FOR CLASS B AND CLASS C

         To obtain a waiver of the contingent deferred sales charge, you must notify the Transfer Agent, who may require evidence of your qualification. The contingent deferred sales charge will not apply to:

o any partial or complete redemption in connection with a distribution without federal tax income penalty under a tax-qualified retirement plan, upon separation from service and attaining age 55;

o any partial or complete redemption in connection with a qualifying loan or hardship withdrawal from a tax-qualified retirement plan, eligible 457 plan, or 403(b)(7) plan;

o any complete redemption in connection with a distribution from a tax-qualified retirement plan, eligible 457 plan, or 403(b)(7) plan in connection with termination of employment or termination of the employer's plan;

o redemptions from an omnibus account established by a sponsor for tax-qualified employee benefit plans where the sponsor provides recordkeeping services for the plans, and has entered into an agreement with the Distributor in connection with such account;

o any redemption resulting from a tax-free return of an excess contribution from a tax-qualified retirement plan, IRA, savings incentive match plan for employees ("SIMPLE" plan), eligible 457 plan, or 403(b)(7) plan;

o mandated minimum distributions from a tax-qualified retirement plan, IRA, SIMPLE plan, eligible 457 plan, or 403(b) plan;

o substantially equal periodic payments as defined in Section 72(t) of the Code;

o any partial or complete redemption following death or disability of a shareholder (including one who owns the shares as joint tenant with his spouse), provided the redemption is requested within one year of the death or initial determination of disability (as defined in Section 72(m) of the Code);

o redemptions under a Fund's Systematic Withdrawal Plan (investors may not withdraw annually more than 12% of the value of their account under the Systematic Withdrawal Plan);


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

o redemptions in connection with distributions from a Roth IRA or Roth Conversion IRA that are qualified distributions under the Code;

o redemptions in connection with distributions from an Education IRA that are used for qualified higher education expenses under the Code or which are required by the Code to be distributed;

o redemptions in connection with investments related to a bona fide medical savings account; and

o redemptions from an account established under a wrap fee or asset allocation program where the accountholder pays the sponsor an asset-based fee.

REDEMPTIONS IN KIND

Each Fund is obligated to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of the net assets of the Fund, whichever is less. Any redemptions beyond this amount also will be in cash unless the Board determines that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the Fund will pay all or a portion of the remainder of the redemptions in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Board deems fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could incur certain transaction costs.

SUSPENSION OF REDEMPTIONS

A Fund may not suspend a shareholder's right of redemption, or postpone payment for a redemption for more than seven days, unless the NYSE is closed for other than customary weekends or holidays; trading on the NYSE is restricted; for any period during which an emergency exists as a result of which (1) disposition by a Fund of securities owned by it is not reasonably practicable, or (2) it is not reasonably practicable for a Fund to fairly determine the value of its assets; or for such other periods as the SEC may permit for the protection of investors.

RETIREMENT PLANS AND MEDICAL SAVINGS ACCOUNTS

Class A, Class B and Class C shares are available for purchase by qualified retirement plans of both corporations and self-employed individuals. The Trust has available prototype IRA plans (for both individuals and employers), Simplified Employee Pension ("SEP") plans, and savings incentive match plans for employees ("SIMPLE" plans) as well as Section 403(b)(7) Tax-Sheltered Retirement Plans which are designed for employees of public educational institutions and certain non-profit, tax-exempt organizations. The Trust also has information concerning prototype Medical Savings Accounts. For information, call or write the Distributor.

INFORMATION ON CAPITALIZATION AND OTHER MATTERS

All shares of beneficial interest of the Trust are entitled to one vote, and votes are generally on an aggregate basis. However, on matters where the interests of the Funds (or classes of a Fund) differ (such as approval of an investment advisory agreement or a change in fundamental investment policies), the voting is on a Fund-by-Fund (or class-by-class) basis. The Trust does not hold routine annual shareholders' meetings.


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

The shares of each Fund issued are fully paid and non-assessable, have no preference or similar rights, and are freely transferable. In addition, each issued and outstanding share in a class of a Fund is entitled to participate equally in dividends and distributions declared by that class.

The Trustees themselves have the power to alter the number and terms of office of the Trustees, and they may at any time lengthen their own terms or make their terms of unlimited duration (subject to certain removal procedures) and appoint their own successors, provided that always at least a majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees. The Trust is not required to hold annual meetings of shareholders for action by shareholders' vote except as may be required by the 1940 Act or the Declaration of Trust. The Declaration of Trust provides that shareholders can remove Trustees by a vote of two-thirds of the vote of the outstanding shares. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the holders of 10% of the Trust's shares. In addition, 10 or more shareholders meeting certain conditions and holding the lesser of $25,000 worth or 1% of the Trust's shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then either give those shareholders access to the shareholder list or, if requested by those shareholders, mail at the shareholders' expense the shareholders' communication to all other shareholders.

Each issued and outstanding share of each class of a Fund is entitled to participate equally in dividends and other distributions of the respective class of the Fund and, upon liquidation or dissolution, in the net assets of that class remaining after satisfaction of outstanding liabilities. The shares of each Fund have no preference, preemptive or similar rights, and are freely transferable. The exchange privilege for each class and the conversion rights of Class B shares are described in the Prospectus.

Under Rule 18f-2 under the 1940 Act, as to any investment company which has two or more series (such as the Funds) outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees, the ratification of the contract with the principal underwriter or the ratification of the selection of accountants. The rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series. Under Rule 18f-3 under the 1940 Act, each class of a Fund shall have a different arrangement for shareholder services or the distribution of securities or both and shall pay all of the expenses of that arrangement, shall have exclusive voting rights on any matters submitted to shareholders that relate solely to a particular class' arrangement, and shall have separate voting rights on any matters submitted to shareholders in which the interests of one class differ from the interests of any other class.

Under Massachusetts law, shareholders of the Trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or its Trustees. The Declaration of Trust provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for its obligations. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, while Massachusetts law permits a shareholder of the Trust to be held personally liable as a partner under certain circumstances, the risk of a shareholder's incurring financial loss on account of shareholder liability is highly unlikely and is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

The Trust and the Adviser have Codes of Ethics governing the personal securities transactions of officers and employees. These codes require prior approval for certain transactions and prohibit transactions which may be deemed to conflict with the securities trading of the Adviser's clients.

THE INTERNATIONAL PORTFOLIO

On most issues subjected to a vote of the Portfolio's interest holders, as required by the 1940 Act, the Conseco International Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. The Fund will vote shares for which it receives no voting instructions in the same proportion as the shares for which it does receive voting instructions. Because each interest holder in the Portfolio would vote in proportion to its relative beneficial interest in the Portfolio, one or more other Portfolio investors could, in certain instances, approve an action although a majority of the outstanding voting securities of the Conseco International Fund had voted against it. This could result in the Conseco International Fund's redeeming its investment in the Portfolio, which could result in increased expenses for the Fund.

TAXES

GENERAL

To qualify or continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Fund -- which is treated as a separate corporation for these purposes -- must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. For each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year,
(i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer. The Conseco International Fund, as an investor in the Portfolio, is deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies the requirements described above to qualify as a RIC.


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

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

Distributions, if any, in excess of a Fund's current or accumulated earnings and profits, as computed for federal income tax purposes, will constitute a return of capital, which first will reduce a shareholder's tax basis in the Fund's shares and then (after such basis is reduced to zero) generally will give rise to capital gains. Under the Taxpayer Relief Act of 1997 ("Tax Act"), different maximum tax rates apply to a non-corporate taxpayer's net capital gain (the excess of net long-term capital gain over net short-term capital loss) depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months.

Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received.

At the time of an investor's purchase of shares of a Fund, a portion of the purchase price is often attributable to unrealized appreciation in the Fund's portfolio or undistributed taxable income. Consequently, subsequent distributions from that appreciation (when realized) or income may be taxable to the investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for the shares and the distributions in reality represent a return of a portion of the purchase price.

Each Fund will be subject to a nondeductible 4% federal excise tax ("Excise Tax") on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. Each Fund intends under normal circumstances to avoid liability for such tax by satisfying those distribution requirements.

THE RELATIONSHIP OF THE CONSECO INTERNATIONAL FUND AND THE PORTFOLIO

The Portfolio should be classified as a separate partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, the Portfolio is or should not be subject to federal income tax; instead, each investor in the Portfolio, such as the Conseco International Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from the Portfolio. Because each investor in the Portfolio that intends to qualify as a RIC (such as the Conseco International Fund) is deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the investor satisfies the requirements described above to qualify as a RIC, the Portfolio intends to conduct its operations so that those investors will be able to satisfy all those requirements.

Distributions to the Conseco International Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and
(3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The Fund's basis for its interest in the Portfolio


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

generally will equal the amount of cash the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

INCOME FROM FOREIGN SECURITIES

Dividends and interest received by a Fund or the Portfolio, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Conseco International Fund's total assets (taking into account its proportionate share of the Portfolio's assets) at the close of any taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to its proportionate share of any foreign taxes paid by the Portfolio ("Fund's foreign taxes"). Pursuant to that election, the Fund would treat its foreign taxes as dividends paid to its shareholders, and each shareholder would be required to (1) include in gross income, and treat as paid by him, his proportionate share of the Fund's foreign taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents its proportionate share of the Portfolio's income from foreign or U.S. possessions sources as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. The Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income (taking into account its proportionate share of the Portfolio's income) from sources within foreign countries and U.S. possessions if it makes this election. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

Each Fund and the Portfolio may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which a Fund or the Portfolio is a U.S. shareholder -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a part (or, in the case of the Conseco International Fund, its proportionate share of a part) of any "excess distribution" received by it (or in the case of the Conseco International Fund, by the Portfolio) on the stock of a PFIC or of any gain on the Fund's (or in the case of the Conseco International Fund, the Portfolio's) disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. The Portfolio currently does not intend to acquire stock in companies that are considered PFICs.

If a Fund or the Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and
interest  obligation,   the  Fund,  or  in  the  Portfolio's  case  the

Conseco International Fund, would be required to include in income each year its pro rata share (taking into account, in the case of the Conseco International Fund, its proportionate share of the Portfolio's pro rata share) of the QEF's annual ordinary earnings and net capital gain -- which likely would have to be distributed by the Fund, or in the Portfolio's case the Conseco International Fund, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not distributed thereto by the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Each Fund and the Portfolio may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC's stock over the adjusted basis therein as of the end of that year. Pursuant to the election, a Fund or the Portfolio also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years. The adjusted basis in each PFIC's stock with respect to which this election is made will be adjusted to reflect the amounts of income included and deductions taken under the election.

Foreign exchange gains and losses realized by a Fund or the Portfolio in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency futures and options, foreign currency positions and payables or receivables (e.g., dividends or interest receivable) denominated in a foreign currency are subject to section 988 of the Code, which generally causes those gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any gains from the disposition of foreign currencies could, under future Treasury regulations, produce income that is not "qualifying income" under the Income Requirement.

INVESTMENTS IN DEBT SECURITIES

If a Fund or the Portfolio invests in zero coupon securities, payment-in-kind securities and/or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if an election is made to include market discount in income currently), it must accrue income on those investments prior to the receipt of cash payments or interest thereon. However, each Fund must distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income, including such accrued discount and other non-cash income (including, in the case of the Conseco International Fund, its proportionate share of such income of the Portfolio), to satisfy the Distribution Requirement and avoid imposition of the Excise Tax. Therefore, a Fund or the Portfolio may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to make the necessary distributions.

Investment in debt obligations that are at risk of or in default presents special tax issues for any Fund or the Portfolio that holds such obligations. Tax rules are not entirely clear about issues such as when a Fund or the Portfolio may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by any Fund that holds such obligations (including the Conseco International Fund if the Portfolio holds any such obligations) in order to seek to reduce the risk of distributing insufficient income to qualify for treatment as a RIC and of becoming subject to federal income tax or the Excise Tax.


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

HEDGING STRATEGIES

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from options, futures and forward contracts derived by a Fund (or, in the case of the Conseco International Fund, by the Portfolio) with respect to its business of investing in securities or foreign currencies -- and as noted above, gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) -- will qualify as permissible income under the Income Requirement.

Certain futures and foreign currency contracts in which the Funds or the Portfolio may invest will be "section 1256 contracts." Section 1256 contracts held by a Fund or the Portfolio at the end of each taxable year, other than section 1256 contracts that are part of a "mixed straddle" with respect to which a Fund or the Portfolio has made an election not to have the following rules apply, must be marked-to-market (that is, treated as sold for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement, which will be taxable to the shareholders as ordinary income, and to increase the net capital gain recognized by the Fund, without in either case increasing the case available to the Fund. A Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and/or increasing the amount of dividends that must be distributed to meet the Distribution Requirement and avoid imposition of the Excise Tax. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which the Funds and the Portfolio may invest.
Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options and futures contracts are personal property. Section 1092 generally provides that any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle.
Section 1092 also provides certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a Fund or the Portfolio makes certain elections, the amount, character and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of straddle transactions are not entirely clear.

If a Fund or the Portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund or the Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by a Fund or the Portfolio or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially similar or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates) subject to tax under that law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Dividends, capital gain distributions and ownership of or gains realized on the redemption (including an exchange) of the shares of a Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Funds in their particular circumstances..

FINANCIAL STATEMENTS

Audited financial statements for the Conseco Fixed Income Fund, Conseco High Yield Fund, Conseco Convertible Securities Fund, Conseco Balanced Fund, Conseco Equity Fund, and Conseco 20 Fund the for the fiscal year ended December 31, 1998 are incorporated by reference from the Trust's annual report to shareholders.

Audited financial statements for the Conseco International Fund for the fiscal year ended October 31, 1998 are incorporated by reference from the Fund's annual report to shareholders. Audited financial statements for the AMR Investment Services Trust International Equity Portfolio for the fiscal year ended October 31, 1998 are included in the Conseco International Fund's annual report to shareholders.

APPENDIX A SECURITIES RATINGS

DESCRIPTION OF CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC.'S CORPORATE BOND RATINGS:

Aaa - Bonds which are rated Aaa by Moody's Investors Service, Inc. ("Moody's") are judged to be the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds. Such issues can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S  CORPORATE BOND RATINGS:

AAA - This is the highest rating assigned by Standard & Poor's ("S&P") to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB/B/CCC/CC - Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.+ BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PREFERRED STOCK RATINGS:

Both Moody's and S&P use the same designations for corporate bonds as they do for preferred stock, except that in the case of Moody's preferred stock ratings, the initial letter rating is not capitalized. While the descriptions are tailored for preferred stocks and relative quality, distinctions are comparable to those described above for corporate bonds.

                       STATEMENT OF ADDITIONAL INFORMATION

                               CONSECO FUND GROUP

       CONSECO FIXED INCOME FUND                      CONSECO BALANCED FUND

        CONSECO HIGH YIELD FUND                        CONSECO EQUITY FUND

  CONSECO CONVERTIBLE SECURITIES FUND               CONSECO INTERNATIONAL FUND

                                 CONSECO 20 FUND

                                 CLASS Y SHARES


                                 MARCH 12, 1999



This Statement of Additional Information ("SAI") is not a prospectus. It contains additional information about the Conseco Fund Group (the "Trust") and the seven series of the Trust: Conseco Fixed Income Fund, Conseco High Yield Fund, Conseco Convertible Securities Fund, Conseco Balanced Fund, Conseco Equity Fund, Conseco International Fund and Conseco 20 Fund (each a "Fund" and collectively the "Funds"). It should be read in conjunction with the Funds' Class Y prospectus (the "Prospectus"), dated March 12, 1999. You may obtain a copy by contacting the Trust's Administrative Office, 11815 N. Pennsylvania Street, Carmel, Indiana 46032 or by phoning 800-986-3384.

                                TABLE OF CONTENTS

GENERAL INFORMATION.........................................................3

INVESTMENT RESTRICTIONS.....................................................3

INVESTMENT STRATEGIES.......................................................9

TEMPORARY DEFENSIVE POSTIONS...............................................13

PORTFOLIO TURNOVER.........................................................13

DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES........................14

ADDITIONAL INFORMATION ABOUT THE MASTER-FEEDER STRUCTURE...................36

INVESTMENT PERFORMANCE.....................................................37

SECURITIES TRANSACTIONS....................................................40

MANAGEMENT.................................................................44

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES........................54

FUND EXPENSES..............................................................55

DISTRIBUTION ARRANGEMENTS..................................................56

PURCHASE, REDEMPTION AND PRICING OF SHARES.................................56

INFORMATION ON CAPITALIZATION AND OTHER MATTERS............................58

TAXES......................................................................59

FINANCIAL STATEMENTS.......................................................64

APPENDIX A SECURITIES RATINGS..............................................65

GENERAL INFORMATION


The Trust was organized as a Massachusetts business trust on September 24, 1996. The Trust is an open-end management investment company registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Trust is a "series" type of mutual fund which issues seven separate series of shares, each of which represents a separate portfolio of investments. Each Fund offers four classes of shares. This SAI relates solely to Class Y shares of the Funds. Class A shares, Class B shares and Class C shares are offered to individual investors through a separate prospectus and SAI. Each class may have different expenses, which may affect performance. Conseco Capital Management, Inc. (the "Adviser") serves as the Trust's investment adviser.


The Conseco International Fund invests all of its investable assets in the International Equity Portfolio (the "Portfolio" or the "International Portfolio") of AMR Investment Services Trust (the "AMR Trust"), which invests primarily in equity securities of issuers based outside the United States. The Portfolio invests in securities in accordance with an investment objective, policies and limitations substantially similar to those of the Fund. The investment experience of the Fund will correspond directly with the investment experience of the Portfolio. Whenever the phrase "all of the Fund's investable assets" is used, it means that the only investment securities that will be held by the Conseco International Fund will be the Fund's interest in the Portfolio. This "master-feeder" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. Accordingly, investors should carefully consider this investment approach. See "Additional Information About the Master-Feeder Structure." AMR Investment Services, Inc. ("AMR") provides investment management and administrative services to the Portfolio.

Prior to August 4, 1998, the Conseco Balanced Fund was known as the Conseco Asset Allocation Fund.

There is no assurance that any of the Funds will achieve its investment objective. The various Funds may be used independently or in combination.

INVESTMENT RESTRICTIONS

The Trust and the AMR Trust have adopted the following policies relating to the investment of assets of the Funds and the Portfolio, respectively, and their activities. These are fundamental policies and may not be changed without the approval of the holders of a "majority" of the outstanding shares of the affected Fund or the outstanding interests of the Portfolio. Under the 1940 Act, the vote of such a "majority" means the vote of the holders of the lesser of (i) 67 percent of the shares or interests represented at a meeting at which more than 50 percent of the outstanding shares or interests are represented or (ii) more than 50 percent of the outstanding shares or interests. A change in policy affecting only one Fund or the Portfolio may be effected with the approval of the holders of a majority of the outstanding shares of the Fund or the Portfolio. Except for the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Fund or the Portfolio.

CONSECO EQUITY, CONSECO BALANCED AND CONSECO FIXED INCOME FUNDS

The Conseco Equity, Conseco Balanced and Conseco Fixed Income Funds may not (except as noted):

1. Purchase securities on margin, except that Funds engaged in transactions in options, futures, and options on futures may make margin deposits in connection with those transactions, and except that effecting short sales against the box will not be deemed to constitute a purchase of securities on margin;

2. Purchase or sell commodities or commodity contracts (which, for the purpose of this restriction, shall not include foreign currency futures or forward currency contracts), except: (a) any Fund may engage in interest rate futures contracts, stock index futures, futures contracts based on other financial instruments, and options on such futures contracts; and (b) Conseco Balanced Fund may engage in futures contracts on gold;

3.   Borrow money or pledge, mortgage, or assign assets, except that a Fund may:
     (a) borrow from banks, but only if immediately after each borrowing and continuing thereafter it will have an asset coverage of at least 300 percent; (b) enter into reverse repurchase agreements, options, futures, options on futures contracts, foreign currency futures contracts and forward currency contracts as described in the Prospectus and in this SAI. (The deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis and collateral arrangements with respect to initial or variation margin deposits for future contracts, and options on futures contracts and foreign currency futures and forward currency contracts will not be deemed to be pledges of a Fund's assets);

4.   Underwrite securities of other issuers;

5. With respect to 75% of a Fund's total assets, invest more than 5% of the value of its assets in the securities of any one issuer if thereafter the Fund in question would have more than 5% of its assets in the securities of any issuer or would own more than 10% of the outstanding voting securities of such issuer; this restriction does not apply to U.S. Government securities (as defined in the Prospectus);

6. Invest in securities of a company for the purpose of exercising control or management;

7. Write, purchase or sell puts, calls or any combination thereof, except that the Funds may write listed covered or secured calls and puts and enter into closing purchase transactions with respect to such calls and puts if, after writing any such call or put, not more than 25% of the assets of the Fund are subject to covered or secured calls and puts, and except that the Funds may purchase calls and puts with a value of up to 5% of each such Fund's net assets;

8. Participate on a joint or a joint and several basis in any trading account in securities;

9. Invest in the securities of issuers in any one industry if thereafter more than 25% of the assets of the Fund in question would be invested in securities of issuers in that industry; investing in cash items, U.S. Government securities (as defined in the Prospectus), or repurchase agreements as to these securities, shall not be considered investments in an industry;

10. Purchase or sell real estate, except that it may purchase marketable securities which are issued by companies which invest in real estate or interests therein;

11. Make loans of its assets, except the Funds may enter into repurchase agreements and lend portfolio securities in an amount not to exceed 15% of the value of a Fund's total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Board of Trustees; or

12. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except as permitted herein and in Investment Restriction Nos. 1, 2 and 3. Obligations under interest rate swaps will not be treated as senior securities for purposes of this restriction so long as they are covered in accordance with applicable regulatory requirements. Other good faith hedging transactions and similar investment strategies will also not be treated as senior securities for purposes of this restriction so long as they are covered in accordance with applicable regulatory requirements and are structured consistent with current SEC interpretations.

CONSECO HIGH YIELD, CONSECO CONVERTIBLE SECURITIES AND CONSECO 20 FUNDS

The Conseco High Yield, Conseco Convertible Securities and Conseco 20 Funds may not (except as noted):

1. Purchase or sell commodities or commodity contracts except that a Fund may purchase or sell options, futures contracts, and options on futures contracts and may engage in interest rate and foreign currency transactions;

2. Borrow money, except that a Fund may: (a) borrow from banks, and (b) enter into reverse repurchase agreements, provided that (a) and (b) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings); and except that a Fund may borrow from any person up to 5% of its total assets (not including the amount borrowed) for temporary purposes (but not for leverage or the purchase of investments);

3. Underwrite securities of other issuers except to the extent that a Fund may be deemed an underwriter under the Securities Act of 1933 (the "1933 Act") in connection with the purchase or sale of portfolio securities;

4. With respect to 75% of the Conseco High Yield and the Conseco Convertible Securities Fund's total assets, purchase the securities of any issuer if
     (a) more than 5% of Fund's total assets would be invested in the securities of that issuer or (b) the Fund would own more than 10% of the outstanding voting securities of that issuer; this restriction does not apply to U.S. Government securities (as defined in the Prospectus);

5. Purchase any security if thereafter 25% or more of the total assets of the Fund would be invested in securities of issuers having their principal business activities in the same industry; this restriction does not apply to U.S. Government securities (as defined in the Prospectus);

6. Purchase or sell real estate, except that a Fund may purchase securities which are issued by companies which invest in real estate or which are secured by real estate or interests therein;

7. Make loans of its assets if, as a result, more than 33-1/3% of the Fund's total assets would be lent to other parties except through (a) entering into repurchase agreements and (b) purchasing debt instruments; or

8.   Issue any senior security, except as permitted under the 1940 Act.

CONSECO INTERNATIONAL FUND

The Conseco International Fund has the following fundamental investment policy that enables it to invest in the Portfolio:

         Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

All other fundamental investment policies and the non-fundamental investment policies of the Conseco International Fund and the Portfolio are identical (except, as noted below, their policies on borrowing).

In addition to the investment limitations noted in the Prospectus, the following nine restrictions have been adopted by the Conseco International Fund and the Portfolio and may be changed only by the majority vote of the outstanding shares of the Fund or the outstanding interests of the Portfolio. Whenever the Conseco International Fund is requested to vote on a change in the investment restrictions of the Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of the Fund's votes representing the Fund's shareholders not voting will be voted by the Fund in the same proportion as those Fund shareholders who do, in fact, vote.

The Conseco International Fund may not (although the following discusses the investment policies of the Fund, except as noted, it applies equally to the Portfolio):

1. Purchase or sell real estate or real estate limited partnership interests, provided, however, that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in its Prospectus;

2. Purchase or sell commodities (including direct interests and/or leases in oil, gas or minerals) or commodities contracts, except with respect to forward foreign currency exchange contracts, foreign currency futures contracts and when-issued securities when consistent with the other policies and limitations described in its Prospectus;

3. Engage in the business of underwriting securities issued by others, except to the extent that, in connection with the disposition of securities, the Fund may be deemed an underwriter under federal securities law;

4. Make loans to any person or firm, provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or (ii) the entry into repurchase agreements and further provided, however, that the Fund may lend its securities to broker-dealers or other institutional investors in accordance with the guidelines stated in its Prospectus;

5.   Purchase  from  or sell  securities  to its  officers,  Trustees  or  other
     "interested persons" of the Trust, as defined in the 1940 Act, including its investment adviser(s) and their affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder;

6. Issue senior securities except that the Fund may engage in when-issued securities and forward commitment transactions and may engage in currency futures and forward currency contracts; or

7. Borrow money, except that the Fund may: (a) borrow from banks, and (b) enter into reverse repurchase agreements, provided that (a) and (b) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings); and except that the Fund may borrow up to 5% of its total assets (not including the amount borrowed) for temporary purposes (but not for leverage or the purchase of investments). (This policy does not apply to the Portfolio.)

8. Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of the Portfolio's total assets; or

9. Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry, provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; (ii) municipalities and their agencies and authorities are not deemed to be industries; and (iii) financial service companies as a group are not considered a single industry for purposes of this policy. Wholly-owned finance companies will be considered to be in the industries of their parent companies if their activities are primarily related to financing the activities of their parent companies.

As a matter of fundamental policy, the International Portfolio may borrow from banks or through reverse repurchase agreements for temporary purposes in an aggregate amount not to exceed 10% of the value of its total assets at the time of borrowing. Because this policy may only be changed by the majority vote of the outstanding interests in the Portfolio, before any change could be adopted, the Fund would seek voting instructions from its shareholders. So long as the Conseco International Fund invests all of its investable assets in the Portfolio, the Fund intends to follow the 10% limitation set forth in the Portfolio's fundamental policy. In addition, although not a fundamental policy, the Portfolio intends to repay any money borrowed before any additional portfolio securities are purchased.

NONFUNDAMENTAL INVESTMENT RESTRICTIONS

The following restrictions are designated as nonfundamental with respect to the Conseco Equity and Conseco Fixed Income Funds and may be changed by the Trust's Board of Trustees ("Board") without shareholder approval.

The CONSECO EQUITY AND CONSECO FIXED INCOME FUNDS may not (except as noted):

1. With respect to in excess of 15% of a Fund's assets, sell securities short, except that each Fund may, without limit, make short sales against the box.

2.   Purchase any below  investment  grade security if as a result more than 35%
     of  the  Fund's  assets  would  be  invested  in  below   investment  grade
     securities.

The following restrictions are designated as non-fundamental with respect to the Conseco Balanced Fund and may be changed by the Board without shareholder approval.

The CONSECO BALANCED FUND may not:

1. With respect to in excess of 15% of the Fund's assets, sell securities short, except that the Fund may, without limit, make short sales against the box.

2.   Purchase any below  investment  grade security if as a result more than 35%
     of  the  Fund's  assets  would  be  invested  in  below   investment  grade
     securities.

3.   Invest less than 25% of the Fund's assets in debt securities.

The following restrictions are designated as nonfundamental with respect to the Conseco High Yield, Conseco Convertible Securities and Conseco 20 Funds and may be changed by the Board without shareholder approval.

The CONSECO HIGH YIELD, CONSECO CONVERTIBLE SECURITIES and CONSECO 20 FUNDS may not (except as noted):

1. Sell securities short in an amount exceeding 15% of its assets, except that a Fund may, without limit, make short sales against the box. Transactions in options, futures, options on futures and other derivative instruments shall not constitute selling securities short;

2. Purchase securities on margin, except that a Fund may obtain such short-term credits as are necessary for the clearance of securities transactions and except that margin deposits in connection with transactions in options, futures, options on futures and other derivative instruments shall not constitute a purchase of securities on margin; or

3. Make loans of its assets, except that a Fund may enter into repurchase agreements and purchase debt instruments as set forth in its fundamental policy on lending and may lend portfolio securities in an amount not to exceed 33 1/3% of the value of the Fund's total assets.

The following restrictions are designated as nonfundamental with respect to the Conseco International Fund and the Portfolio and may be changed by the Board or the AMR Trust's Board of Trustees ("AMR Trust Board") without shareholder approval.

The CONSECO INTERNATIONAL FUND may not (although the following discusses the investment policies of the Fund, it applies equally to the Portfolio):

1. Invest more than 15% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or

2. Purchase securities on margin, effect short sales (except that the Portfolio may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities) or purchase or sell call options or engage in the writing of such options.

3. Invest more than 10% of its total assets in the securities of other investment companies. The Portfolio may incur duplicate advisory fees or management fees when investing in another mutual fund.

In order to limit the risks associated with entry into repurchase agreements, the Board has adopted certain criteria (which are not fundamental policies) to be followed by the Funds. These criteria provide for entering into repurchase agreement transactions (a) only with banks or broker-dealers meeting certain guidelines for creditworthiness, (b) that are fully collateralized, (c) on an approved standard form of agreement and (d) that meet limits on investments in the repurchase agreements of any one bank, broker or dealer.

INVESTMENT STRATEGIES

In addition to the investment strategies described in the Prospectus and in "Description of Securities and Investment Techniques," the CONSECO FIXED INCOME FUND may:

o Invest in debt securities which the Adviser believes offer higher capital appreciation potential. Such investments would be in addition to that portion of the Fund which may be invested in common stocks and other types of equity securities.

o Use various investment strategies and techniques when the Adviser determines that such use is appropriate in an effort to meet the Fund's investment objective. Such strategies and techniques include, but are not limited to, writing listed "covered" call and "secured" put options and purchasing options; purchasing and selling, for hedging purposes, interest rate and other futures contracts, and purchasing options on such futures contracts; borrowing from banks to purchase securities; investing in securities of other investment companies; entering into repurchase agreements and reverse repurchase agreements; investing in when-issued or delayed delivery securities; and selling securities short. See "Description of Securities and Investment Techniques" below for further information.

In addition to the investment strategies described in the Prospectus and in "Description of Securities and Investment Techniques," the CONSECO HIGH YIELD FUND may:

o Invest in below investment grade securities which include corporate debt securities and preferred stock, convertible securities, zero coupon securities, other deferred interest securities, mortgage-backed securities and asset-backed securities. The Fund may invest in securities rated as low as C by Moody's Investors Service, Inc. ("Moody's") or D by Standard & Poor's ("S&P"), securities comparably rated by another national statistical rating organization ("NRSRO"), or unrated securities of equivalent quality. Such obligations are highly speculative and may be in default or in danger of default as to principal and interest.

o Invest in high yield municipal securities. The interest on the municipal securities in which the Fund invests typically is not exempt from federal income tax. The Fund's remaining assets may be held in cash, money market instruments, or securities issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities, or may be invested in common stocks and other equity securities when these types of investments are consistent with the objectives of the Fund or are acquired as part of a unit consisting of a combination of fixed income securities and equity investments. Such remaining assets may also be invested in investment grade debt securities, including municipal securities.

o    Invest in zero coupon securities and payment-in-kind securities.

o Invest in equity and debt securities of foreign issuers, including issuers based in emerging markets. As a non-fundamental policy, the Fund may invest up to 50% of its total assets (measured at the time of investment) in foreign securities; however, the Fund presently does not intend to invest more than 25% of its total assets in such securities. In addition, the Fund presently intends to invest in foreign securities only through depositary receipts. See "Foreign Securities" below for further information.

o Invest in private placements, securities traded pursuant to Rule 144A under the 1933 Act (Rule 144A permits qualified institutional buyers to trade certain securities even though they are not registered under the 1933 Act), or securities which, though not registered at the time of their initial sale, are issued with registration rights. Some of these securities may be deemed by the Adviser to be liquid under guidelines adopted by the Board. As a matter of fundamental policy, the Fund will not (1) invest more than 5% of its total assets in any one issuer, except for U.S. Government securities or (2) invest 25% or more of its total assets in securities of issuers having their principal business activities in the same industry.

o Use various investment strategies and techniques when the Adviser determines that such use is appropriate in an effort to meet the Fund's investment objectives. Such strategies and techniques include, but are not limited to, writing listed "covered" call and "secured" put options and purchasing options; purchasing and selling, for hedging purposes, interest rate and other futures contracts, and purchasing options on such futures contracts; entering into foreign currency futures contracts, forward foreign currency contracts ("forward contracts") and options on foreign currencies; borrowing from banks to purchase securities; investing in securities of other investment companies; entering into repurchase agreements, reverse repurchase agreements and dollar rolls; investing in when-issued or delayed delivery securities; selling securities short; and entering into swaps and other interest rate transactions. See "Description of Securities and Investment Techniques" below for further information.

In addition to the investment strategies described in the Prospectus and in "Description of Securities and Investment Techniques," the CONSECO CONVERTIBLE SECURITIES FUND may:

o Invest in securities rated as low as CCC/Caa. See "Description of Securities and Investment Techniques" below. The Appendix to this SAI describes Moody's and S&P's rating categories.

o    Invest in zero coupon securities and payment-in-kind securities.

o As a non-fundamental policy, invest up to 50% of its total assets (measured at the time of investment) in foreign securities; however, the Fund presently does not intend to invest more than 25% of its total assets in such securities. Investments in foreign securities may involve risks in addition to those of U.S. investments. See "Foreign Securities" below for further information.

o Invest in private placements, securities traded pursuant to Rule 144A under the 1933 Act (Rule 144A permits qualified institutional buyers to trade certain securities even though they are not registered under the 1933 Act), or securities which, though not registered at the time of their initial sale, are issued with registration rights. Some of these securities may be deemed by the Adviser to be liquid under guidelines adopted by the Board.

o Use investment strategies and techniques when the Adviser determines that such use is appropriate in an effort to meet the Fund's investment objective. Such strategies and techniques include, but are not limited to, writing call and put options and purchasing options; purchasing and selling, for hedging purposes, interest rate and other futures contracts, and purchasing and writing options on such futures contracts; entering into foreign currency futures contracts, forward contracts and options on foreign currencies; borrowing from banks to purchase securities; investing in securities of other investment companies; entering into repurchase agreements, reverse repurchase agreements and dollar rolls; investing in when-issued or delayed delivery securities; selling securities short, and entering into swaps and other interest rate transactions. See "Description of Securities and Investment Techniques" below for further information.

In addition to the investment strategies described in the Prospectus and in "Description of Securities and Investment Techniques," the CONSECO BALANCED FUND may:

o Invest in U.S. Government securities, intermediate and long-term debt securities and equity securities of domestic and foreign issuers, including common and preferred stocks, convertible debt securities, and warrants. As a non-fundamental policy, the Fund maintains at least 25% of the value of its assets in debt securities.

o Invest up to 10% of its total assets in the equity securities of companies exploring, mining, developing, producing, or distributing gold or other precious metals, if the Adviser believes that inflationary or monetary conditions warrant a significant investment in companies involved in precious metals.

o Invest in high yield, high risk below investment grade securities which are not believed to involve undue risk to income or principal. The Conseco Balanced Fund does not intend to invest more than 25% of its total assets (measured at the time of investment) in below investment grade securities. The lowest rating categories in which the Fund will invest are CCC/Caa. Securities in those categories are considered to be of poor standing and are predominantly speculative. For information about the risks associated with below investment grade securities, see "Description of Securities and Investment Techniques" below. The Fund may also invest in investment grade debt securities.

o    Invest in zero coupon securities and payment-in-kind securities.

o Invest in equity and debt securities of foreign issuers, including non-U.S. dollar-denominated securities, Eurodollar securities and securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof. As a non-fundamental operating policy, the Fund will not invest more than 50% of its total assets (measured at the time of investment) in foreign securities. See "Description of Securities and Investment Techniques" below for further information.

o Use various investment strategies and techniques when the Adviser determines that such use is appropriate in an effort to meet the Fund's investment objective, including but not limited to: writing listed "covered" call and "secured" put options, including options on stock indices, and purchasing such options; purchasing and selling, for hedging purposes, stock index, interest rate, gold, and other futures contracts, and purchasing options on such futures contracts; purchasing warrants and preferred and convertible preferred stocks; purchasing foreign securities; entering into foreign currency futures contracts, forward contracts and options on foreign currencies; borrowing from banks to purchase securities; purchasing securities of other investment companies; entering into repurchase agreements and reverse repurchase agreements; purchasing restricted securities; investing in when-issued or delayed delivery securities; and selling securities short. See "Description of Securities and Investment Techniques" below for further information.

In addition to the investment strategies described in the Prospectus and in "Description of Securities and Investment Techniques," the CONSECO EQUITY FUND may:

o Use a variety of investment techniques and strategies including but not limited to: writing listed "covered" call and "secured" put options, including options on stock indices, and purchasing options; purchasing and selling, for hedging purposes, stock index, interest rate, and other futures contracts, and purchasing options on such futures contracts; purchasing warrants and preferred and convertible preferred stocks; borrowing from banks to purchase securities; purchasing foreign securities in the form of American Depository Receipts ("ADRs"); purchasing securities of other investment companies; entering into repurchase agreements and reverse repurchase agreements; purchasing restricted securities; investing in when-issued or delayed delivery securities; and selling securities short. See "Description of Securities and Investment Techniques" below further information.

o Invest up to 5% of its assets in below investment grade securities. The Fund will not invest in rated fixed income securities which are rated below CCC/Caa. See "Appendix A" to this SAI for further discussion regarding securities ratings. For information about the risks associated with below investment grade securities, see "Description of Securities and Investment Techniques" below.

In addition to the investment strategies described in the Prospectus and in "Description of Securities and Investment Techniques," the CONSECO INTERNATIONAL FUND may:

o Invest up to 20% of total assets in debt securities that are investment grade at the time of purchase, including obligations of the U.S. Government, its agencies and instrumentalities, corporate debt securities, mortgage-backed securities, asset-backed securities, master-demand notes, Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances, commercial paper and other notes, and other debt securities. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all rating organizations rating that security (such as S & P or Moody's). Obligations rated in the fourth highest rating category are limited to 25% of each of the Fund's debt allocations. The Fund may invest up to 20% of its total assets in non-U.S. debt securities that are rated at the time of purchase in one of the three highest rating categories by any rating organization or, if unrated, are deemed to be of comparable quality by the applicable investment adviser and traded publicly on a world market. The Fund, at the discretion of the investment advisers, may retain a debt security that has been downgraded below the initial investment criteria.

o Engage in dollar rolls or purchase or sell securities on a when-issued or forward commitment basis.

o Invest in other investment companies to the extent permitted by the 1940 Act or exemptive relief granted by the SEC.

o    Loan securities to broker-dealers or other institutional investors.

o    Enter into repurchase agreements.

o Purchase securities in private placement offerings made in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act, and resold to qualified institutional buyers under Rule 144A under the 1933 Act.

See "Description of Securities and Investment Techniques" below for more information.

In addition to the investment strategies described in the Prospectus and in "Description of Securities and Investment Techniques," the CONSECO 20 FUND may:

o Invest in preferred stocks, convertible securities, and warrants, and in debt obligations when the Adviser believes that they are more attractive than stocks on a long-term basis. The debt obligations in which it invests will be primarily investment grade debt securities, U.S. Government securities, or short-term debt securities. However, the Fund may invest up to 5% of its total assets in below investment grade securities.

o Invest up to 25% of its total assets in equity and debt securities of foreign issuers. The Fund presently intends to invest in foreign securities only through depositary receipts. See "Foreign Securities" below for more information.

o Use a variety of investment techniques and strategies, including but not limited to: writing listed "covered" call and "secured" put options, including options on stock indices, and purchasing options; purchasing and selling, for hedging purposes, stock index, interest rate, and other futures contracts, and purchasing options on such futures contracts; entering into foreign currency futures contracts, forward contracts and options on foreign currencies; borrowing from banks to purchase securities; purchasing securities of other investment companies; entering into repurchase agreements and reverse repurchase agreements; investing in when-issued or delayed delivery securities; and selling securities short. See "Description of Securities and Investment Techniques" below for further information.

TEMPORARY DEFENSIVE POSTIONS

When unusual market or other conditions warrant, a Fund may temporarily depart from its investment objective. In assuming a temporary defensive position, each Fund may make investments as follow:

Conseco High Yield Fund may invest in money market instruments without limit.

Conseco Balanced Fund may invest in money market instruments without limit.

Conseco Equity Fund may invest in money market instruments without limit.

The International Portfolio may invest in cash or cash equivalent short-term investment grade obligations, including: obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and banker's acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.

Conseco 20 Fund may invest without limit in short-term debt securities and cash and money market instruments.

PORTFOLIO TURNOVER

The Funds do not have a predetermined rate of portfolio turnover since such turnover will be incidental to transactions taken with a view to achieving their respective objectives. Because the Adviser's active management style, our Funds generally have a higher portfolio turnover than other funds and therefore, may have higher taxable distributions and increased trading costs which may impact performance. The following is a list of the Funds' portfolio turnover rates for the fiscal year ended December 31, 1997 and 1998:

    ---------------------------------------------------------------------------
                                                         YEAR ENDED
    ---------------------------------------------------------------------------
    FUND NAME:                                     1997              1998
    ---------------------------------------------------------------------------
    Conseco Fixed Income Fund                    367.82%           420.83%
    ---------------------------------------------------------------------------
    Conseco High Yield Fund*                       n/a             432.08%
    ---------------------------------------------------------------------------
    Conseco Convertible Securities Fund*           n/a              12.95%
    ---------------------------------------------------------------------------
    Conseco Balanced Fund                        506.64%           341.20%
    ---------------------------------------------------------------------------
    Conseco Equity Fund                          199.12%           350.13%
    ---------------------------------------------------------------------------
    Conseco International Fund                     15%               24%
    ---------------------------------------------------------------------------
    Conseco 20 Fund*                               n/a             411.71%
    ---------------------------------------------------------------------------

* Because these Funds' inception dates were in 1998, there is no portfolio turnover rate for 1997.

Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in realized short-term capital gains or losses.

DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

The different types of securities and investment techniques common to one or more Funds all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and there is a substantial risk of decline. With respect to debt securities, there can be no assurance that the issuer of such securities will be able to meet its obligations on interest or principal payments in a timely manner. In addition, the value of debt instruments generally rises and falls inversely with interest rates. The investments and investment techniques common to one or more Funds and their risks are described in greater detail below.

The investment objectives of the Funds are not fundamental; the investment objective of the International Portfolio is fundamental. Except as otherwise noted, all investment policies and practices described in this SAI are not fundamental, meaning that the Trust's Board of Trustees ("Board") or the AMR Trust's Board of Trustees ("AMR Trust Board") may change them without shareholder approval.

The  following  discussion  describes  in  greater  detail  different  types  of securities and investment techniques used by the Funds, as well as the risks associated with such securities and techniques. References in this section to "a Fund" or "the Funds" or the "Conseco International Fund" include the International Portfolio unless the context otherwise requires.

SMALL AND MEDIUM CAPITALIZATION COMPANIES

The Conseco 20 Fund may invest a substantial portion of its assets in securities issued by small- and mid-cap companies. The Conseco Convertible Securities, Conseco Balanced and Conseco Equity Funds also may invest in small- and mid-cap companies. While these companies generally have potential for rapid growth, investments in such companies often involve greater risks than investments in larger, more established companies because small- and mid-cap companies may lack the management experience, financial resources, product diversification, and competitive strengths of companies with larger market capitalizations. In addition, in many instances the securities of small- and mid-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, these securities may be subject to greater and more abrupt price fluctuations. When making large sales, a Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of small- and mid-cap company securities. As a result, an investment in any of these Funds may be subject to greater price fluctuations than an investment in a fund that invests primarily in larger, more established companies. The Adviser's research efforts may also play a greater role in selecting securities for these Funds than in a fund that invests in larger, more established companies.

PREFERRED STOCK

Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer's assets but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors, and shareholders may suffer a loss of value if dividends are not paid. Preferred shareholders generally have no legal recourse against the issuer if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. Under ordinary circumstances, preferred stock does not carry voting rights.

U.S. GOVERNMENT SECURITIES AND SECURITIES OF INTERNATIONAL ORGANIZATIONS

U.S. Government securities are issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities.

Securities issued by international organizations, such as Inter-American Development Bank, the Asian-American Development Bank and the International Bank for Reconstruction and Development (the "World Bank"), are not U.S. Government
securities. These international organizations, while not U.S. Government agencies or instrumentalities, have the ability to borrow from member countries, including the United States.

DEBT SECURITIES

The  Funds  (except  the  Conseco   International  Fund  and  the  International
Portfolio) may invest in U.S. dollar-denominated corporate debt securities of domestic issuers, and all of the Funds except the Conseco Equity Fund may invest in debt securities of foreign issuers that may or may not be U.S. dollar-denominated.

The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Debt securities rated BBB or Baa, which are considered medium-grade debt securities, generally have some speculative characteristics. A debt security will be placed in this rating category when interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any debt security, and particularly those rated BBB or Baa (or below), may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

Corporate debt securities may pay fixed or variable rates of interest, or interest at a rate contingent upon some other factor, such as the price of some commodity. These securities may be convertible into preferred or common stock (see "Convertible Securities" below), or may be bought as part of a unit containing common stock. A debt security may be subject to redemption at the option of the issuer at a price set in the security's governing instrument.

In  selecting  corporate  debt  securities  for the Funds  (except  the  Conseco
International Fund and the International Portfolio), the Adviser reviews and monitors the creditworthiness of each issuer and issue. The Adviser also analyzes interest rate trends and specific developments which it believes may affect individual issuers.

BELOW INVESTMENT GRADE SECURITIES

         IN GENERAL. The Funds (except the Conseco International Fund and Portfolio) may invest in below investment grade securities. Below investment grade securities (also referred to as "high yield securities") are securities rated BB+ or lower by S&P or Ba1 or lower by Moody's, securities comparably rated by another NRSRO, or unrated securities of equivalent quality. Below investment grade securities are deemed by the rating agencies to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Below investment grade securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. The special risk considerations in connection with investments in these securities are discussed below.

Below investment grade securities generally offer a higher yield than that available from higher-rated issues with similar maturities, as compensation for holding a security that is subject to greater risk. Below investment grade securities are deemed by rating agencies to be predominately speculative with respect to the issuer's capacity to pay interest and repay principal and may involve major risk or exposure to adverse conditions. Lower-rated securities involve higher risks in that they are especially subject to (1) adverse changes in general economic conditions and in the industries in which the issuers are engaged, (2) adverse changes in the financial condition of the issuers, (3) price fluctuation in response to changes in interest rates and (4) limited liquidity and secondary market support.

Subsequent to purchase by a Fund (except the Conseco International Fund or the Conseco High Yield Fund), an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by that Fund. In such a case, the Fund will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that its holdings do not exceed the permissible amount as set forth in the Prospectus and this SAI.

         EFFECT OF INTEREST RATES AND ECONOMIC CHANGES. All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of below investment grade securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Below investment grade securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of below investment grade securities may experience financial stress which may adversely affect their ability to service their debt obligations, meet projected business goals, and obtain additional financing. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in a Fund's net asset value.

         PAYMENT EXPECTATIONS. Below investment grade securities may contain redemption, call or prepayment provisions which permit the issuer of such securities to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which would result in a lower return.

         CREDIT RATINGS. Credit ratings issued by credit-rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. With regard to an investment in below investment grade securities, the achievement of a Fund's investment objective may be more dependent on the Adviser's own credit analysis than is the case for higher rated securities. Although the Adviser considers security ratings when making investment decisions, it does not rely solely on the ratings assigned by the rating services. Rather, the Adviser performs research and independently assesses the value of particular securities relative to the market. The Adviser's analysis may include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, and the issuer's responsiveness to changes in business conditions and interest rates. It also considers relative values based on anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects.

The Adviser buys and sells debt securities principally in response to its evaluation of an issuer's continuing ability to meet its obligations, the availability of better investment opportunities, and its assessment of changes in business conditions and interest rates.

         LIQUIDITY AND VALUATION. Below investment grade securities may lack an established retail secondary market, and to the extent a secondary trading market does exist, it may be less liquid than the secondary market for higher rated securities. The lack of a liquid secondary market may negatively impact a Fund's ability to dispose of particular securities. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of below investment grade securities, especially in a thinly traded market.

Because of the many risks involved in investing in below investment grade securities, the success of such investments is dependent upon the credit analysis of the Adviser. Although the market for below investment grade securities is not new, and the market has previously weathered economic downturns, the past performance of the market for such securities may not be an accurate indication of its performance during future economic downturns or periods of rising interest rates. Differing yields on debt securities of the same maturity are a function of several factors, including the relative financial strength of the issuers.

CONVERTIBLE SECURITIES

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure.

The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. Convertible securities are typically issued by smaller capitalized companies, whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument, which could have an adverse effect on a Fund's ability to achieve its investment objective.

ASSET-BACKED SECURITIES

Asset-backed securities represent fractional interests in pools of leases, retail installment loans and revolving credit receivables, both secured and unsecured. These assets are generally held by a trust. Payments of principal and interest or interest only are passed through to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

Underlying automobile sales contracts or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying car loans or other receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. Other asset-backed securities may be developed in the future.

MORTGAGE-BACKED SECURITIES

The Funds (except the Conseco International Fund and Portfolio) may invest in mortgage-backed securities. Mortgage-backed securities are interests in "pools" of mortgage loans made to residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (see "Mortgage Pass-Through Securities," below). These Funds may also invest in debt securities which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations," below), and in other types of mortgage-related securities. The Conseco 20 Fund presently does not intend to invest more than 5% of its assets in mortgage-backed securities.

         MORTGAGE PASS-THROUGH SECURITIES. These are securities representing interests in pools of mortgages in which periodic payments of both interest and principal on the securities are made by "passing through" periodic payments made by the individual borrowers on the residential mortgage loans underlying such securities (net of fees paid to the issuer or guarantor of the securities and possibly other costs). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association ("GNMA")), or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by Fannie Mae ("FNMA") or Freddie Mac ("FHLMC")). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers) may be uninsured or may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers, or the mortgage poolers.

         GNMA CERTIFICATES. GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government. As a result, GNMA certificates are considered to have a low risk of default, although they are subject to the same market risk as comparable debt securities. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages may be purchased at any time prior to maturity, will be subject to normal principal amortization, and may be prepaid prior to maturity. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.

         FNMA AND FHLMC MORTGAGE-BACKED OBLIGATIONS. FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interests in pools of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. Government. FNMA also issues REMIC certificates, which represent interests in a trust funded with FNMA certificates. REMIC certificates are guaranteed by FNMA and not by the full faith and credit of the U.S. Government.

FHLMC, a corporate instrumentality of the U.S. Government, issues participation certificates which represent interests in pools of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal, and maintains reserves to protect holders against losses due to default, but these securities are not backed by the full faith and credit of the U.S. Government.

As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

         COLLATERALIZED MORTGAGE OBLIGATIONS AND MORTGAGE-BACKED BONDS. Mortgage-backed securities may be issued by financial institutions such as commercial banks, savings and loan associations, mortgage banks, and securities broker-dealers (or affiliates of such institutions established to issue these securities) in the form of either collateralized mortgage obligations ("CMOs") or mortgage-backed bonds. CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are dedicated to payment of principal and interest on the CMOs. Payments are passed through to the holders on the same schedule as they are received, although not necessarily on a pro rata basis. Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds but interest and principal payments on the mortgages are not passed through either directly (as with GNMA certificates and FNMA and FHLMC pass-through securities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity). Although the mortgage-related securities securing these obligations may be subject to a government guarantee or third-party support, the obligation itself is not so guaranteed. Therefore, if the collateral securing the obligation is insufficient to make payment on the obligation, a Fund could sustain a loss. If new types of mortgage-related securities are developed and offered to investors, investments in such securities will be considered.

         STRIPPED MORTGAGE-BACKED SECURITIES. The Conseco High Yield Fund may invest in stripped mortgage-backed securities, which are derivative securities usually structured with two classes that receive different proportions of the interest and principal distributions from an underlying pool of mortgage assets. The Fund may purchase securities representing only the interest payment portion of the underlying mortgage pools (commonly referred to as "IOs") or only the principal portion of the underlying mortgage pools (commonly referred to as "POs"). Stripped mortgage-backed securities are more sensitive to changes in prepayment and interest rates and the market for such securities is less liquid than is the case for traditional debt securities and mortgage-backed securities. The yield on IOs is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of repayment may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund will fail to recoup fully its initial investment in these securities, even if they are rated high quality. Most IOs and POs are regarded as illiquid and will be included in the Fund's limit on illiquid securities.

         RISKS OF MORTGAGE-BACKED SECURITIES. Mortgage pass-through securities, such as GNMA certificates or FNMA and FHLMC mortgage-backed obligations, or modified pass-through securities, such as CMOs issued by various financial institutions and IOs and POs, are subject to early repayment of principal arising from prepayments of principal on the underlying mortgage loans (due to the sale of the underlying property, the refinancing of the loan, or foreclosure). Prepayment rates vary widely and may be affected by changes in market interest rates and other economic trends and factors. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-backed security. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the mortgage-backed security. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the securities. Therefore, the actual maturity and realized yield on pass-through or modified pass-through mortgage-backed securities will vary based upon the prepayment experience of the underlying pool of mortgages.

ZERO COUPON BONDS

The Conseco High Yield, Conseco Convertible Securities, Conseco Balanced and Conseco 20 Funds may invest in zero coupon securities. Zero coupon bonds are debt obligations which make no fixed interest payments but instead are issued at a significant discount from face value. Like other debt securities, the market price can reflect a premium or discount, in addition to the original issue discount, reflecting the market's judgment as to the issuer's creditworthiness, the interest rate or other similar factors. The original issue discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity (or the first interest payment date) at a rate of interest reflecting the market rate at the time of issuance. Because zero coupon bonds do not make periodic interest payments, their prices can be very volatile when market interest rates change.

The original issue discount on zero coupon bonds must be included in a Fund's income ratably as it accrues. Accordingly, to qualify for tax treatment as a regulated investment company and to avoid a certain excise tax, a Fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. These distributions must be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. Such sales could occur at a time which would be disadvantageous to a Fund and when the Fund would not otherwise choose to dispose of the assets.

PAY-IN-KIND BONDS

The Conseco High Yield, Conseco Convertible Securities and Conseco Balanced Funds may invest in pay-in-kind bonds. These bonds pay "interest" through the issuance of additional bonds, thereby adding debt to the issuer's balance sheet. The market prices of these securities are likely to respond to changes in interest rates to a greater degree than the prices of securities paying interest currently. Pay-in-kind bonds carry additional risk in that, unlike bonds that pay interest throughout the period to maturity, a Fund will realize no cash until the cash payment date and the Fund may obtain no return at all on its investment if the issuer defaults.

The holder of a pay-in-kind bond must accrue income with respect to these securities prior to the receipt of cash payments thereon. To avoid liability for federal income and excise taxes, a Fund most likely will be required to distribute income accrued with respect to these securities, even though the Fund has not received that income in cash, and may be required to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

TRUST ORIGINATED PREFERRED SECURITIES

The Conseco High Yield and Conseco Convertible Securities Funds may invest in trust originated preferred securities, a relatively new type of security issued by financial institutions such as banks and insurance companies and other issuers. Trust originated preferred securities represent interests in a trust formed by the issuer. The trust sells preferred shares and invests the proceeds in notes issued by the same entity. These notes may be subordinated and unsecured. Distributions on the trust originated preferred securities match the interest payments on the notes; if no interest is paid on the notes, the trust will not make current payments on its preferred securities. Issuers of the notes currently enjoy favorable tax treatment. If the tax characterization of these securities were to change adversely, they could be redeemed by the issuers, which could result in a loss to a Fund. In addition, some trust originated preferred securities are available only to qualified institutional buyers under Rule 144A.

LOAN PARTICIPATIONS AND ASSIGNMENTS

The Conseco High Yield and Conseco Convertible Securities Funds may invest in loan participations or assignments. In purchasing a loan participation or assignment, a Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Both the lending bank and the borrower may be deemed to be "issuers" of a loan participation. Many such loans are secured and most impose restrictive covenants which must be met by the borrower and which are generally more stringent than the covenants available in publicly traded debt securities. However, interests in some loans may not be secured, and a Fund will be exposed to a risk of loss if the borrower defaults. There is no assurance that the collateral can be liquidated in particular cases, or that its liquidation value will be equal to the value of the debt. Loan participations may also be purchased by a Fund when the borrowing company is already in default. Borrowers that are in bankruptcy may pay only a small portion of the amount owed, if they are able to pay at all. Where a Fund purchases a loan through an assignment, there is a possibility that the Fund will, in the event the borrower is unable to pay the loan, become the owner of the collateral. This involves certain risks to the Fund as a property owner. In purchasing a loan participation, a Fund may have less protection under the federal securities laws than it has in purchasing traditional types of securities. Loans are often administered by a lead bank, which acts as agent for the lenders in dealing with the borrower. In asserting rights against the borrower, a Fund may be dependent on the willingness of the lead bank to assert these rights, or upon a vote of all the lenders to authorize the action. Assets held by the lead bank for the benefit of the Fund may be subject to claims of the lead bank's creditors. A Fund's ability to assert its rights against the borrower will also depend on the particular terms of the loan agreement among the parties. Many of the interests in loans purchased by a Fund will be illiquid and therefore subject to the Fund's limit on illiquid investments.

EURODOLLAR AND YANKEEDOLLAR OBLIGATIONS

Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities, while Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

COLLATERALIZED BOND OBLIGATIONS

A collateralized bond obligation ("CBO") is a type of asset-backed security. Specifically, a CBO is an investment grade bond which is backed by a diversified pool of high risk, high yield fixed income securities. The pool of high yield securities is separated into "tiers" representing different degrees of credit quality. The top tier of CBOs is backed by the pooled securities with the highest degree of credit quality and pays the lowest interest rate. Lower-tier CBOs represent lower degrees of credit quality and pay higher interest rates to compensate for the attendant risk. The bottom tier typically receives the residual interest payments (I.E. money that is left over after the higher tiers have been paid) rather than a fixed interest rate. The return on the bottom tier of CBOs is especially sensitive to the rate of defaults in the collateral pool.

FOREIGN SECURITIES

These securities may be U.S. dollar denominated or non-U.S. dollar denominated. Foreign securities include securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof.

Investments in foreign securities may offer unique potential benefits such as substantial growth in industries not yet developed in the particular country. Such investments also permit a Fund to invest in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that may not move in a manner parallel to U.S. markets.

Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such
risks  include   fluctuations  in  foreign  exchange
rates, and the possible imposition of exchange controls or other foreign governmental laws or restrictions on foreign investments or repatriation of capital. In addition, with respect to certain countries, there is the possibility of nationalization or expropriation of assets; confiscatory taxation; political, social or financial instability; and war or other diplomatic developments that could adversely affect investments in those countries. Since a Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities held by the Fund and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. A Fund generally will incur costs in connection with conversion between various currencies.

There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those to which U.S. companies are subject. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transaction costs, custodial fees and management costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States. A Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve longer time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

All of the foregoing risks may be intensified in emerging markets.

Dividend and interest income from foreign securities may be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by a Fund or its investors in all cases.

ADRs are certificates issued by a U.S. bank or trust company representing an interest in securities of a foreign issuer deposited in a foreign subsidiary or branch or a correspondent of that bank. Generally, ADRs are designed for use in U.S. securities markets and may offer U.S. investors more liquidity than the underlying securities. The Funds may invest in unsponsored ADRs. The issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of such ADRs. European Depositary Receipts ("EDRs") are certificates issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. EDRs are designed for use in European securities markets.

RESTRICTED SECURITIES, RULE 144A SECURITIES AND ILLIQUID SECURITIES

The Funds (except the Conseco International Fund and the International Portfolio) may invest in restricted securities, such as private placements, and in Rule 144A securities. Once acquired, restricted securities may be sold by a Fund only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. If sold in a privately negotiated transaction, a Fund may have difficulty finding a buyer and may be required to sell at a price that is less than it had anticipated. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities are generally considered illiquid.

Rule 144A securities, although not registered, may be resold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. The Adviser, acting pursuant to guidelines established by the Board, may determine that some Rule 144A securities are liquid.

A Fund may not invest in any security if, as a result, more than 15% of the Fund's net assets would be invested in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued.

PRIVATE PLACEMENT OFFERINGS (CONSECO INTERNATIONAL FUND AND INTERNATIONAL PORTFOLIO)

Investments in private placement offerings are made in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act, and resold to qualified institutional buyers under Rule 144A under the 1933 Act ("Section 4(2) securities"). Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors such as the Portfolio that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) securities normally are resold to other institutional investors such as the Portfolio through or with the assistance of the issuer or dealers that make a market in the Section 4(2) securities, thus providing liquidity. The Portfolio will not invest more than 15% of its net assets in Section 4(2) securities and illiquid securities unless the applicable investment adviser determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the AMR Trust Board, that any Section 4(2) securities held by the Portfolio in excess of this level are at all times liquid.

The AMR Trust Board and the applicable investment adviser, pursuant to the guidelines approved by the AMR Trust Board, will carefully monitor the Portfolio's investments in Section 4(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as: valuation, liquidity, and availability of information. Investments in Section 4(2) securities could have the effect of reducing the Portfolio's liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

New issues of certain debt securities are often offered on a when-issued or delayed delivery basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time. The settlement dates of these transactions may be a month or more after entering into the transaction. A Fund bears the risk that, on the settlement date, the market value of the securities may be lower than the purchase price. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. At the time a Fund makes a commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of such securities each day in determining the Fund's net asset value. However, a Fund will not accrue any income on these securities prior to delivery. There are no fees or other expenses associated with these types of transactions other than normal transaction costs. To the extent a Fund engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring instruments consistent with its investment objective and policies and not for the purpose of investment leverage or to speculate on interest rate changes. When effecting when-issued and delayed delivery transactions, cash or liquid securities in an amount sufficient to make payment for the obligations to be purchased will be segregated at the trade date and maintained until the transaction has been settled. A Fund may dispose of these securities before the issuance thereof. However, absent extraordinary circumstances not presently foreseen, it is each Fund's policy not to divest itself of its right to acquire these securities prior to the settlement date thereof.

DOLLAR ROLLS (CONSECO INTERNATIONAL FUND)

Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date

VARIABLE AND FLOATING RATE SECURITIES

Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (i.e., daily, monthly, semi-annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value. In many cases, the demand feature can be exercised at any time on seven days' notice; in other cases, the demand feature is exercisable at any time on 30 days' notice or on similar notice at intervals of not more than one year.

BANKING AND SAVINGS INDUSTRY OBLIGATIONS

Such obligations include certificates of deposit, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and savings and loan associations ("S&Ls"). Certificates of deposit are receipts from a bank or an S&L for funds deposited for a specified period of time at a specified rate of return. Time deposits in banks or S&Ls are generally similar to certificates of deposit, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The Funds may each invest in obligations of foreign branches of domestic commercial banks and foreign banks; provided, however, that the Conseco Equity and Conseco Fixed Income Funds may invest in these types of instruments so long as they are U.S. dollar denominated. See "Foreign Securities" in the Prospectus for information regarding risks associated with investments in foreign securities.

The Funds, with the exception of the International Fund, will not invest in obligations issued by a commercial bank or S&L unless:

1. The bank or S&L has total assets of at least $1 billion, or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody's or S&P, or, if the institution has no outstanding securities rated by Moody's or S&P, it has, in the determination of the Adviser, similar creditworthiness to institutions having outstanding securities so rated;

2.   In the case of a U.S. bank or S&L, its deposits are federally insured; and

3. In the case of a foreign bank, the security is, in the determination of the Adviser, of an investment quality comparable with other debt securities which may be purchased by the Fund. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

COMMERCIAL PAPER

Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

REPURCHASE AGREEMENTS

Repurchase agreements permit a Fund to maintain liquidity and earn income over periods of time as short as overnight. In these transactions, a Fund purchases securities (the "underlying securities") from a broker or bank, which agrees to repurchase the underlying securities on a certain date or on demand and at a fixed price calculated to produce a previously agreed upon return. If the broker or bank were to default on its repurchase obligation and the underlying securities were sold for a lesser amount, the Fund would realize a loss. However, to minimize this risk, the Funds will enter into repurchase agreements only with financial institutions which are deemed to be of good financial standing and which have been approved by the Board or the AMR Trust Board. No more than 15% of a Fund's assets may be subject to repurchase agreements maturing in more than seven days.

A repurchase transaction will be subject to guidelines approved by the Board or the AMR Trust Board, as appropriate. These guidelines require monitoring the creditworthiness of counterparties to repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis. Repurchase agreements maturing in more than seven days may be considered illiquid and may be subject to each Fund's limitation on investment in illiquid securities.

REVERSE REPURCHASE AGREEMENTS AND MORTGAGE DOLLAR ROLLS

A reverse repurchase agreement involves the temporary sale of a security by a Fund and its agreement to repurchase the instrument at a specified time at a higher price. Such agreements are short-term in nature. During the period before repurchase, the Fund continues to receive principal and interest payments on the securities.

In a mortgage dollar roll, a Fund sells a fixed income security for delivery in the current month and simultaneously contracts to repurchase a substantially similar security (same type, coupon and maturity) on a specified future date. During the roll period, the Fund would forego principal and interest paid on such securities. The Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by any interest earned on the proceeds of the initial sale.

In accordance with regulatory requirements, a Fund will segregate cash or liquid securities whenever it enters into reverse repurchase agreements or mortgage dollar rolls. Such transactions may be considered to be borrowings for purposes of the Funds' fundamental policies concerning borrowings.

WARRANTS

The holder of a warrant has the right to purchase a given number of shares of a security of a particular issuer at a specified price until expiration of the warrant. Such investments provide greater potential for profit than a direct purchase of the same amount of the securities. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and warrants are considered speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, a Fund would lose its entire investment in such warrant.

INTEREST RATE TRANSACTIONS (ALL FUNDS EXCEPT CONSECO INTERNATIONAL FUND)

Each of these Funds may seek to protect the value of its investments from interest rate fluctuations by entering into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps, floors and collars. A Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio. A Fund may also enter into these transactions to protect against an increase in the price of securities a Fund anticipates purchasing at a later date. Each Fund intends to use these transactions as a hedge and not as speculative investments.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. An interest rate collar combines elements of buying a cap and selling a floor.

A Fund may enter into interest rate swaps, caps, floors, and collars on either an asset-based or liability-based basis depending on whether it is hedging its assets or its liabilities, and will only enter into such transactions on a net basis, i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap, cap, floor, or collar will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate value at least equal to the accrued excess will be maintained in a segregated account by the custodian.

A Fund will not enter into any interest rate transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one NRSRO at the time of entering into such transaction. If there is a default by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents. As a result, the swap market has become well established and provides a degree of liquidity. Caps, floors and collars are more recent innovations which tend to be less liquid than swaps.

STEP DOWN PREFERRED SECURITIES

Step down perpetual preferred securities are issued by a real estate investment trust ("REIT") making a mortgage loan to a single borrower. The dividend rate paid by these securities is initially relatively high, but declines yearly. The securities are subject to call if the REIT suffers an unfavorable tax event, and to tender by the issuer's equity holder in the tenth year; both events could be on terms unfavorable to the holder of the preferred securities. The value of these securities will be affected by changes in the value of the underlying mortgage loan. The REIT is not diversified, and the value of the mortgaged property may not cover its obligations. Step down perpetual preferred securities are considered restricted securities under the 1933 Act.

FUTURES CONTRACTS (ALL FUNDS EXCEPT CONSECO INTERNATIONAL FUND)

Each of these Funds may purchase and sell futures contracts solely for the purpose of hedging against the effect that changes in general market conditions, interest rates, and conditions affecting particular industries may have on the values of securities held by a Fund or which a Fund intends to purchase, and not for purposes of speculation. For information about foreign currency futures contracts, see "Foreign Currency Transactions" below.

         GENERAL DESCRIPTION OF FUTURES CONTRACTS. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time, and place. Although futures contracts by their terms require actual future delivery of and payment for the underlying financial instruments, such contracts are usually closed out before the delivery date. Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument on the same delivery date. Where a Fund has sold a futures contract, if the offsetting price is more than the original futures contract purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss.

         INTEREST RATE FUTURES CONTRACTS. An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month at a price fixed in the contract.

The Funds may purchase and sell interest rate futures as a hedge against changes in interest rates that would adversely impact the value of debt instruments and other interest rate sensitive securities being held or to be purchased by a Fund. A Fund might employ a hedging strategy whereby it would purchase an interest rate futures contract when it intends to invest in long-term debt securities but wishes to defer their purchase until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such a purchase would enable the Fund to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security which the Fund intends to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Fund or avoided by taking delivery of the debt securities under the futures contract.

A Fund would sell an interest rate futures contract to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates rise, a decline in the value of the debt security held by the Fund would be substantially offset by the ability of the Fund to repurchase at a lower price the interest rate futures contract previously sold. While the Fund could sell the long-term debt security and invest in a short-term security, this would ordinarily cause the Fund to give up income on its investment since long-term rates normally exceed short-term rates.

         STOCK INDEX FUTURES CONTRACTS (CONSECO CONVERTIBLE SECURITIES, CONSECO BALANCED, CONSECO EQUITY AND CONSECO 20 FUNDS). A stock index (for example, the Standard & Poor's 500 Composite Stock Price Index or the New York Stock Exchange Composite Index) assigns relative values to the common stocks included in the index and fluctuates with changes in the market values of such stocks. A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract was originally purchased or sold.

To the extent that changes in the value of a Fund correspond to changes in a given stock index, the sale of futures contracts on that index ("short hedge") would substantially reduce the risk to the Fund of a market decline and, by so doing, provide an alternative to a liquidation of securities positions, which may be difficult to accomplish in a rapid and orderly fashion. Stock index futures contracts might also be sold:

I. When a sale of Fund securities at that time would appear to be disadvantageous in the long-term because such liquidation would:

      A. Forego possible appreciation,

      B. Create a situation in which the securities would be difficult to repurchase, or

      C. Create substantial brokerage commissions;

II. When a liquidation of part of the investment portfolio has commenced or is contemplated, but there is, in the Adviser's determination, a substantial risk of a major price decline before liquidation can be completed; or

III.  To close out stock index futures purchase transactions.

Where the Adviser anticipates a significant market or market sector advance, the purchase of a stock index futures contract ("long hedge") affords a hedge against the possibility of not participating in such advance at a time when a Fund is not fully invested. Such purchases would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion. As purchases of stock are made, an amount of index futures contracts which is comparable to the amount of stock purchased would be terminated by offsetting closing sales transactions.

Stock index futures might also be purchased:

1. If the Fund is attempting to purchase equity positions in issues which it may have or is having difficulty purchasing at prices considered by the Adviser to be fair value based upon the price of the stock at the time it qualified for inclusion in the investment portfolio, or

2.    To close out stock index futures sales transactions.

         GOLD FUTURES CONTRACTS. Conseco Balanced Fund may enter into futures contracts on gold. A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange and which provides for the future delivery of a specified amount of gold at a specified date, time, and price. When the Fund purchases a gold contract, it becomes obligated to take delivery and pay for the gold from the seller in accordance with the terms of the contract. When the Fund sells a gold futures contract, it becomes obligated to make delivery of the gold to the purchaser in accordance with the terms of the contract. The Fund will enter into gold futures contracts only for the purpose of hedging its holdings or intended holdings of gold stocks. The Fund will not engage in these contracts for speculation or for achieving leverage. The hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of gold or sales of futures contracts as an offset against the effect of anticipated declines in the price of gold.

         OPTIONS ON FUTURES CONTRACTS. Each of the Funds may purchase options on futures contracts. Conseco Convertible Securities Fund may also write options on such contracts. When a Fund purchases a futures option, it acquires the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position. In the case of a put option, the converse is true. In most cases, however, a Fund would close out its position before expiration by an offsetting purchase or sale.

The Funds may enter into options on futures contracts only in connection with hedging strategies. Generally, these strategies would be employed under the same market conditions in which a Fund would use put and call options on debt securities, as described in "Options on Securities" below.

         RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS. There are several risks associated with the use of futures and futures options for hedging purposes. While hedging transactions may protect a Fund against adverse movements in the general level of interest rates and economic conditions, such transactions could also preclude the Fund from the opportunity to benefit from favorable movements in the underlying securities. There can be no guarantee that the anticipated correlation between price movements in the hedging vehicle and in the portfolio securities being hedged will occur. An incorrect correlation could result in a loss on both the hedged securities and the hedging vehicle so that the Fund's return might have been better if hedging had not been attempted. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options, including technical influences in futures and futures options trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day. Once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. In addition, certain of these instruments are relatively new and without a significant trading history. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into.

OPTIONS ON SECURITIES AND SECURITIES INDICES

The Funds (except the Conseco International Fund and Portfolio) may purchase put and call options on securities, and (except for the Conseco Fixed Income and Conseco High Yield Funds) put and call options on stock indices, at such times as the Adviser deems appropriate and consistent with a Fund's investment objective. The Conseco Convertible Securities Fund also may write call and put options, and each of the other Funds may write listed "covered" call and "secured" put options. Each Fund may enter into closing transactions in order to terminate its obligations either as a writer or a purchaser of an option prior to the expiration of the option.

         PURCHASING OPTIONS ON SECURITIES. An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller ("writer") of the option at a designated price during the term of the option. A Fund may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another. For example, the purchase of put options on debt securities held by a Fund would enable a Fund to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security. In addition, the Fund would continue to receive interest income on such security.

A Fund may purchase call options on securities to protect against substantial increases in prices of securities which the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and transactional costs paid on the option which is sold.

         WRITING CALL AND PUT OPTIONS. In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, each Fund may write call options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a call option writer may be assigned an exercise notice requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both.

In order to earn additional income or to protect partially against increases in the value of securities to be purchased, the Funds may write put options. During the option period, the writer of a put option may be assigned an exercise notice requiring the writer to purchase the underlying security at the exercise price.

The Funds (except Conseco Convertible Securities Fund) may write a call or put option only if the call option is "covered" or the put option is "secured" by the Fund. Under a covered call option, the Fund is obligated, as the writer of the option, to own the underlying securities subject to the option or hold a call at an equal or lower exercise price, for the same exercise period, and on the same securities as the written call. Under a secured put option, a Fund must maintain, in a segregated account with the Trust's custodian, cash or liquid securities with a value sufficient to meet its obligation as writer of the option. A put may also be secured if the Fund holds a put on the same underlying security at an equal or greater exercise price. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option by the same Fund. The Conseco Convertible Securities Fund may write call and put options that are not "covered" or "secured."

         OPTIONS ON SECURITIES INDICES. Call and put options on securities indices would be purchased or written by a Fund for the same purposes as the purchase or sale of options on securities. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payment and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. The purchase of such options may not enable a Fund to hedge effectively against stock market risk if they are not highly correlated with the value of its securities. Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market, which cannot be done accurately in all cases.

         RISKS OF OPTIONS TRANSACTIONS. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, and, as long as its obligation as a writer continues, has retained the risk of loss if the price of the underlying security declines. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver or purchase the underlying securities at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund cannot effect a closing transaction, it will not be able to sell the underlying security or securities in a segregated account while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to options or their underlying securities, inadequacy of the facilities of national securities exchanges or The Options Clearing Corporation due to a high trading volume or other events, and a decision by one or more national securities exchanges to discontinue the trading of options or to impose restrictions on certain types of orders.

There also can be no assurance that a Fund would be able to liquidate an over-the-counter ("OTC") option at any time prior to expiration. In contrast to exchange-traded options where the clearing organization affiliated with the particular exchange on which the option is listed in effect guarantees completion of every exchange-traded option, OTC options are contracts between a Fund and a counter-party, with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it generally will be able to close out the option prior to its expiration only by entering into a closing transaction with the dealer from whom the Fund originally purchased the option.

Since option premiums paid or received by a Fund are small in relation to the market value of underlying investments, buying and selling put and call options offer large amounts of leverage. Thus, trading in options could result in a Fund's net asset value being more sensitive to changes in the value of the underlying securities.

FOREIGN CURRENCY TRANSACTIONS (ALL FUNDS EXCEPT CONSECO FIXED INCOME AND CONSECO EQUITY FUNDS)

A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency, at a future date at a price set at the time of the contract. A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date at a price agreed upon by the parties. A Fund may either accept or make delivery of the currency at the maturity of the contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. A Fund will purchase and sell such contracts for hedging purposes and not as an investment. A Fund will engage in foreign currency futures contracts and forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates. The International Portfolio may seek to hedge against changes in the value of a particular currency by using forward contracts on another foreign currency or a basket of currencies with a value that bears a positive correlation to the value of the currency being hedged.

Except for the International Portfolio and the Conseco Convertible Securities Fund, a Fund will not (1) commit more than 15 percent of its total assets computed at market value at the time of commitment to foreign currency futures or forward currency contracts, or (2) enter into a foreign currency contract with a term of greater than one year. The Conseco Convertible Securities Fund will not commit more than 15 percent of its total assets computed at market value at the time of commitment to foreign currency futures or forward currency contracts, but it may enter into a foreign currency contract with a term of greater than one year.

Forward currency contracts are not traded on regulated commodities exchanges. When a Fund enters into a forward currency contract, it incurs the risk of default by the counter-party to the transaction.

There can be no assurance that a liquid market will exist when a Fund seeks to close out a foreign currency futures or forward currency position. While these contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

Although each Fund values its assets daily in U.S. dollars, it does not intend physically to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Fund will do so from time to time, thereby incurring the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

OPTIONS  ON  FOREIGN  CURRENCIES   (CONSECO  HIGH  YIELD,   CONSECO  CONVERTIBLE
SECURITIES, CONSECO BALANCED AND CONSECO 20 FUNDS)

Each of these Funds may invest in call and put options on foreign currencies. A Fund may purchase call and put options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which portfolio securities of the Fund may be denominated. A call option on a foreign currency gives the purchaser the right to buy, and a put option the right to sell, a certain amount of foreign currency at a specified price during a fixed period of time. A Fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.

A Fund may employ hedging strategies with options on currencies before the Fund purchases a foreign security denominated in the hedged currency, during the period the Fund holds a foreign security, or between the day a foreign security is purchased or sold and the date on which payment therefor is made or received. Hedging against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency increases relative to the U.S. dollar. The Funds will purchase options on foreign currencies only for hedging purposes and will not speculate in options on foreign currencies. The Funds may invest in options on foreign currency which are either listed on a domestic securities exchange or traded on a recognized foreign exchange.

An option position on a foreign currency may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Funds will purchase only exchange-traded options, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. In the event no liquid secondary market exists, it might not be possible to effect closing transactions in particular options. If a Fund cannot close out an exchange-traded option which it holds, it would have to exercise its option in order to realize any profit and would incur transactional costs on the purchase or sale of the underlying assets.

SEGREGATION AND COVER FOR OPTIONS, FUTURES AND OTHER FINANCIAL INSTRUMENTS

The use of the financial instruments discussed above, I.E., interest rate transactions (including swaps, caps, floors and collars), futures contracts, options on future contacts, options on securities and securities indices, and forward contracts (collectively, "Financial Instruments"), may be subject to applicable regulations of the SEC, the several exchanges upon which they are traded, and/or the Commodity Futures Trading Commission ("CFTC").

Each Fund is required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (I.E., Financial Instruments other than purchased options). No Fund will enter into such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in a segregated account with its custodian in the prescribed amount as determined daily.

SECURITIES LENDING

The Funds may lend securities to broker-dealers or other institutional investors pursuant to agreements requiring that the loans be continuously secured by any combination of cash, U.S. Government securities, and approved bank letters of credit that at all times equal at least 100% of the market value of the loaned securities. The Conseco High Yield, Conseco Convertible Securities, Conseco International and Conseco 20 Funds will not make such loans if, as a result, the aggregate amount of all outstanding securities loans would exceed 33 1/3% of the Fund's total assets. As a fundamental policy of the Conseco Fixed Income, Conseco Equity, and the Conseco Balanced Funds, such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans would exceed 15% of each Fund's total assets. A Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. However, the Funds seek to minimize this risk by making loans only to borrowers which are deemed by the Adviser or AMR, as appropriate, to be of good financial standing and that have been approved by the Board or the AMR Trust Board, respectively.

AMR will receive compensation for administrative and oversight functions with respect to securities lending by the International Portfolio. The amount of such compensation will depend on the income generated by the loan of the Portfolio's securities. The SEC has granted exemptive relief that permits the Portfolio to invest cash collateral received from securities lending transactions in shares of one or more private investment companies managed by AMR.

Subject to receipt of exemptive relief from the SEC, the Portfolio also may invest cash collateral received from securities lending transactions in shares of one or more registered investment companies managed by AMR.

BORROWING

Except for the Conseco International Fund and the Portfolio (as discussed above under "Investment Restrictions--Conseco International Fund"), a Fund may borrow money from a bank, but only if immediately after each such borrowing and continuing thereafter the Fund would have asset coverage of 300 percent. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Fund's net asset value. Leverage also creates interest expenses; if those expenses exceed the return on the transactions that the borrowings facilitate, a Fund will be in a worse position than if it had not borrowed. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of a Fund's shares. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The use of derivatives in connection with leverage may create the potential for significant losses. The Funds may pledge assets in connection with permitted borrowings. Each Fund may borrow an amount up to 33 1/3 % of its assets.

INVESTMENT IN SECURITIES OF OTHER INVESTMENT COMPANIES

Securities of other investment companies have the potential to appreciate as do any other securities, but tend to present less risk because their value is based on a diversified portfolio of investments. The 1940 Act expressly permits mutual funds to invest in other investment companies within prescribed limitations. An investment company generally may invest in other investment companies if at the time of such investment (1) it does not own more than 3 percent of the voting securities of any one investment company, (2) it does not invest more than 5 percent of its assets in any single investment company, and (3) its investment in all investment companies does not exceed 10 percent of assets.

Some of the countries in which a Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government approved or authorized investment vehicles, which may include other investment companies. In addition, it may be less expensive and more expedient for the Fund to invest in a foreign investment company in a country which permits direct foreign investment.

Investment companies in which the Funds may invest charge advisory and administrative fees and may also assess a sales load and/or distribution fees. Therefore, investors in a Fund that invests in other investment companies would indirectly bear costs associated with those investments as well as the costs associated with investing in the Fund. The percentage limitations described above significantly limit the costs a Fund may incur in connection with such investments.

SHORT SALES (ALL FUNDS EXCEPT CONSECO INTERNATIONAL FUND)

The Funds (except Conseco International Fund and Portfolio) may effect short sales. A short sale is a transaction in which a Fund sells a security in anticipation that the market price of the security will decline. A Fund may effect short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns or anticipates acquiring, or in similar securities, and (ii) to maintain flexibility in its holdings. In a short sale "against the box," at the time of sale the Fund owns the security it has sold short or has the immediate and unconditional right to acquire at no additional cost the identical security. Under applicable guidelines of the SEC staff, if a Fund engages in a short sale (other than a short sale against-the-box), it must put an appropriate amount of cash or liquid securities in a segregated account (not with the broker).

The effect of short selling on a Fund is similar to the effect of leverage. Short selling may exaggerate changes in a Fund's NAV. Short selling may also produce higher than normal portfolio turnover, which may result in increased transaction costs to a Fund.

ADDITIONAL INFORMATION ABOUT THE MASTER-FEEDER STRUCTURE

The Conseco International Fund, unlike mutual funds that directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in the International Portfolio of the AMR Trust, which is a separate investment company managed by AMR. The AMR Trust is registered under the 1940 Act as an open-end diversified management investment company and was organized as a New York common law trust on June 27, 1995. The predecessor of the International Portfolio commenced operations on August 7, 1991 and transferred all of its investable assets to the Portfolio on November 1, 1995. The AMR Trust currently issues nine separate series of shares. The assets of the Portfolio belong only to, and the liabilities of the Portfolio are borne solely by, the Portfolio and no other series of the AMR Trust.

The Board believes that the Conseco International Fund will achieve economies of scale by investing in the Portfolio, which could reduce the Fund's expenses. In addition to selling its interests to the Conseco International Fund, the Portfolio currently sells its interests to other investment companies and/or other institutional investors. All institutional investors in the Portfolio pay a proportionate share of the Portfolio's expenses and invest in the Portfolio on the same terms and conditions. However, other investment companies investing all of their assets in the Portfolio are not required to sell their shares at the same public offering price as the Conseco International Fund and are allowed to charge different sales commissions and to have different fees and expenses. Therefore, investors in the Conseco International Fund may experience different returns than investors in another investment company that invests exclusively in the Portfolio. Information regarding other investment companies that invest in the Portfolio is available by calling (800) 967-9009.

The Conseco International Fund's investment in the Portfolio may be materially affected by the actions of large investors in the Portfolio. For example, as with all open-end investment companies, if a large investor were to redeem its interest in the Portfolio, the Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns. As a result, the Portfolio's security holdings also could become less diverse, resulting in increased risk. Investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio could have effective voting control over its operation.

The Conseco International Fund may withdraw its entire investment from the Portfolio at any time if the Board determines that it is in the best interests of the Conseco International Fund and its shareholders to do so. The Conseco International Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of the shareholders of all investors (including the Conseco International Fund), change the investment objective or policies of the Portfolio in a manner not acceptable to the Board. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the Conseco International
Fund and could affect adversely the liquidity of the Conseco International Fund's portfolio. If the Conseco International Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the Conseco International Fund withdrew its investment from the Portfolio, the Board would consider what action might be taken, including the management of the Conseco International Fund's assets by the Adviser in accordance with the Fund's investment objective and policies or the investment of all of the Conseco International Fund's investable assets in another pooled investment entity having substantially the same investment objective as the Fund. In the event the Board determines not to have the Adviser manage the Conseco International Fund's assets, the inability of the Fund to find a suitable replacement investment could have a significant impact on shareholders of the Conseco International Fund.

Each investor in the Portfolio, including the Conseco International Fund, will be liable for all obligations of the Portfolio, but not of any other series of the AMR Trust. The risk to an investor in the Portfolio of incurring financial loss beyond the amount of its investment on account of such liability, however, would be limited to the unlikely circumstance in which the Portfolio was unable to meet its obligations. Upon liquidation of the Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors. For additional information regarding liability of shareholders of the Conseco International Fund, see "General" below.

INVESTMENT PERFORMANCE

STANDARDIZED YIELD QUOTATIONS. Class Y shares of the Funds may advertise investment performance figures, including yield. The yield will be based upon a stated 30-day period and will be computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD = 2 [((A-B)/CD)+1)6-1]

Where:

A = the  dividends  and  interest  earned  during the period.
B = the  expenses accrued for the period (net of reimbursements, if any).
C = the average daily number of shares outstanding during the period that were entitled to receive dividends.
D = the maximum offering price (which is net asset value) per share on the last day of the period.

Based on the 30-day period ended December 31, 1998, the average yield for Class Y of the Conseco High Yield Fund was 8.85%.

Based on the 30-day period ended December 31, 1998, the average yield for Class Y of the Conseco Fixed Income Fund was 5.36%.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS. Class Y shares of the Funds may advertise its total return and its cumulative total return. The total return will be based upon a stated period and will be computed by finding the average annual compounded rate of return over the stated period that would equate an initial amount invested to the ending redeemable value of the investment (assuming reinvestment of all distributions), according to the following formula:

P (1+T)n=ERV

Where:

P = a  hypothetical  initial  payment of $1,000.
T = the average  annual  total return.
n = the number of years.
ERV = the ending redeemable value at the end of the stated period of a hypothetical $1,000 payment made at the beginning of the stated period.

The cumulative total return will be based upon a stated period and will be computed by dividing the ending redeemable value of a hypothetical investment by the value of the initial investment (assuming reinvestment of all distributions).

Each investment performance figure will be carried to the nearest hundredth of one percent.

                              ANNUAL TOTAL RETURNS
                         PERIODS ENDED DECEMBER 31,1998

================================================================================
                 FUND                 ONE YEAR         PERIOD FROM INCEPTION
================================================================================
Conseco Fixed Income                   8.32%                  18.27%
--------------------------------------------------------------------------------
Conseco High Yield                      N/A                    1.36%
--------------------------------------------------------------------------------
Conseco Convertible Securities*         N/A                     N/A
--------------------------------------------------------------------------------
Conseco Balanced                       12.90%                 33.07%
--------------------------------------------------------------------------------
Conseco Equity                         16.82%                 44.28%
--------------------------------------------------------------------------------
Conseco International**                 N/A                    9.80%
--------------------------------------------------------------------------------
Conseco 20                              N/A                    2.84%
--------------------------------------------------------------------------------

*  Because the Fund is new it does not have performance to report.
** Because there have been no sales of Class Y shares as of 12/31/98, Class A performance is presented here. Class A shares are not offered in this SAI. Class Y shares would have substantially similar annual returns because the shares are invested in he same portfolio of securities as Class A and would differ only to the extent that Class Y shares have lower expenses than Class A shares.


NON-STANDARDIZED PERFORMANCE. In addition, in order to more completely represent a Fund's performance or more accurately compare such performance to other measures of investment return, a Fund also may include in advertisements, sales
literature  and  shareholder   reports  other  total  return
performance data ("Non-Standardized Return"). Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is required to be quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. All non-standardized performance will be advertised only if the standard performance data for the same period, as well as for the required periods, is also presented.

GENERAL INFORMATION. From time to time, the Funds may advertise their performance compared to similar funds or types of investments using certain unmanaged indices, reporting services and publications. Descriptions of some of the indices which may be used are listed below.

The Standard & Poor's 500 Composite Stock Price Index is a well diversified list of 500 companies representing the U.S. stock market.

The Standard & Poor's MidCap 400 Index consists of 400 domestic stocks of companies whose market capitalizations range from $201 million to $14.4 billion, with a median market capitalization of $2.1 billion.

The NASDAQ Composite OTC Price Index is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 5,510 stocks listed on the NASDAQ Stock Market.

The Lehman Government Bond Index is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities and foreign targeted issues are not included in the Lehman Government Bond Index.

The Lehman Government/Corporate Bond Index is a measure of the market value of approximately 5,900 bonds with a face value currently in excess of $3.5 trillion. To be included in the Lehman Government/Corporate Index, an issue must have amounts outstanding in excess of $100 million, have at least one year to maturity and be rated "BBB/Baa" or higher ("investment grade") by an NRSRO.

The Lehman Brothers Aggregate Bond Index is an index consisting of the securities listed in Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index, and the Lehman Brothers Asset-Backed Securities Index. The Government/Corporate Bond Index is described above. The Mortgage-Backed Securities Index consists of 15 and 30-year fixed rate securities backed by mortgage pools of GNMA, FHLMC and FNMA (excluding buydowns, manufactured homes and graduated equity mortgages). The Asset-Backed Securities Index consists of credit card, auto and home equity loans (excluding subordinated tranches) with an average life of one year.

The Morgan Stanley Capital International Europe, Australasia, Far East Index, also known as the EAFE Index, is an unmanaged index of common stock prices of more than 1,100 companies from Europe, Australia and the Far East translated into U.S. dollars.

The  Merrill  Lynch  Convertible  Securities  Index is a  market  capitalization weighted index of over 450 non-mandatory domestic corporate convertible securities, representing approximately 95% of the total outstanding market value of U.S. convertible securities. To be included in the index, bonds and preferred stocks must be convertible only to common stock and have a market value or original par value of at least $500 million.

The Boston Convertible Securities Index is a market capitalization weighted index of over 250 convertible bonds and preferred stocks rated B- or above. To be included in the index, convertible bonds must have an original par value of at least $50 million and preferred stocks must have a minimum of 500,000 shares outstanding. The index also includes U.S. dollar-denominated Eurobonds that have been issued by U.S. domiciled companies, are rated B- or above, and have an original par value of at least $100 million.

Each index includes income and distributions but does not reflect fees, brokerage commissions or other expenses of investing.

In addition, from time to time in reports and promotions (1) a Fund's performance may be compared to other groups of mutual funds tracked by: (a) Lipper Analytical Services and Morningstar, Inc., widely used independent research firms which rank mutual funds by overall performance, investment objectives, and assets; or (b) other financial or business publications, such as Business Week, Money Magazine, Forbes and Barron's which provide similar information; (2) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in a Fund; (3) other statistics such as GNP and net import and export figures derived from governmental publications, e.g., The Survey of Current Business or statistics derived by other independent parties, e.g., the Investment Company Institute, may be used to illustrate investment attributes of a Fund or the general economic, business, investment, or financial environment in which a Fund operates; (4) various financial, economic and market statistics developed by brokers, dealers and other persons may be used to illustrate aspects of a Fund's performance; and (5) the sectors or industries in which a Fund invests may be compared to relevant indices or surveys (e.g., S&P Industry Surveys) in order to evaluate the Fund's historical performance or current or potential value with respect to the particular industry or sector.

SECURITIES TRANSACTIONS

ALL FUNDS EXCEPT CONSECO INTERNATIONAL FUND

The Adviser is responsible for decisions to buy and sell securities for these Funds, broker-dealer selection, and negotiation of brokerage commission rates. The Adviser's primary consideration in effecting a securities transaction will be execution at the most favorable price. A substantial majority of a Fund's portfolio transactions in fixed income securities will be transacted with primary market makers acting as principal on a net basis, with no brokerage commissions being paid by a Fund. In certain instances, the Adviser may make purchases of underwritten issues at prices which include underwriting fees.

In selecting a broker-dealer to execute a particular transaction, the Adviser will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of the order and the difficulty of execution; and the size of contribution of the broker-dealer to the investment performance of a Fund on a continuing basis. Broker-dealers may be selected who provide brokerage and/or research services to these Funds and/or other accounts over which the Adviser exercises investment discretion. Such services may include furnishing advice concerning the value of securities (including providing quotations as to securities), the advisability of investing in, purchasing or selling securities, and the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto, such as clearance, settlement and custody, or required in connection therewith.

Subject to the Conduct Rules of the NASD and to obtaining best prices and executions, the Adviser may select brokers who provide research or other services or who sell shares of the Funds to effect portfolio transactions. The Adviser may also select an affiliated broker to execute transactions for the Funds, provided that the commissions, fees or other remuneration paid to such affiliated broker are reasonable and fair as compared to that paid to non-affiliated brokers for comparable transactions.

The Adviser shall not be deemed to have acted unlawfully, or to have breached any duty created by a Fund's Investment Advisory Agreement or otherwise, solely by reason of its having caused the Fund to pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker-dealer would have charged for effecting that transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Adviser's overall responsibilities with respect to the Fund. The Adviser allocates orders placed by it on behalf of these Funds in such amounts and proportions as the Adviser shall determine and the Adviser will report on said allocations regularly to a Fund indicating the broker-dealers to whom such allocations have been made and the basis therefor.

The receipt of research from broker-dealers may be useful to the Adviser in rendering investment management services to these Funds and/or the Adviser's other clients; conversely, information provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Adviser in carrying out its obligations to these Funds. The receipt of such research will not be substituted for the independent research of the Adviser. It does enable the Adviser to reduce costs to less than those which would have been required to develop comparable information through its own staff. The use of broker-dealers who supply research may result in the payment of higher commissions than those available from other broker-dealers who provide only the execution of portfolio transactions.

For the fiscal years ended December 31, 1997 and 1998, the following brokerage commissions were paid by the Funds:

FUND                                    1997                   1998
----                                    ----                   ----

Conseco Fixed Income                    $      0               $    0

Conseco High Yield*                     N/A                    $    0

Conseco Convertible Securities+         N/A                    $  8,567

Conseco Balanced                        $ 37,658               $107,448

Conseco Equity                          $215,359               $624,839

Conseco 20*                             N/A                    $255,305


* The Conseco High Yield and Conseco 20 Funds commenced operations on January 1, 1998.
+ The Conseco Convertible Securities Fund commenced operations on
  September 28, 1998. The amount listed is for the fiscal period beginning September 28, 1998.

During the fiscal year ended December 31, 1997 and December 31, 1998, no Fund paid commissions to any affiliated brokers.

During the fiscal year ended December 31, 1998, the Fixed Income, Balanced and Convertible Securities Funds acquired the securities of its "regular brokers or dealers" (as defined in the 1940 Act) ("Regular B/Ds") as follows: Lehman Brothers Holdings, Inc., Paine Webber Group, Salomon, Smith Barney, Inc., J.P. Morgan Securities, and Merrill Lynch.

Additionally, at December 31, 1998, the following Funds held the securities of its Regular B/Ds with an aggregate value as follows:

        Conseco Fixed Income:
        Lehman Brothers Holdings, Inc.          $1,297,098
        Paine Webber Group                        $215,576
        Salomon, Smith Barney Inc.                $102,455
        J.P. Morgan Securities                    $426,234

        Conseco Balanced:
        Lehman Brothers Holdings, Inc.            $629,177

        Conseco Convertible Securities:
        Merrill Lynch                           $1,142,500


Orders on behalf of these Funds may be bunched with orders on behalf of other clients of the Adviser. It is the Adviser's policy that, to the extent practicable, all clients with similar investment objectives and guidelines be treated fairly and equitably in the allocation of securities trades.

The Board periodically reviews the Adviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Trust.

CONSECO INTERNATIONAL FUND

The assets of the International Portfolio are allocated by AMR among investment advisers designated for the Portfolio. Each investment adviser will place its own orders to execute securities transactions which are designed to implement the Portfolio's investment objective and policies. In placing such orders, each investment adviser will seek the best available price and most favorable execution. The full range and quality of services offered by the executing broker or dealer will be considered when making these determinations. Pursuant to written guidelines approved by the AMR Trust Board, as appropriate, an investment adviser of the Portfolio, or its affiliated broker-dealer, may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 of the 1940 Act) for doing so. The Portfolio's turnover rate, or the frequency of portfolio transactions, will vary from year to year depending on market conditions and the Portfolio's cash flows. High portfolio activity increases the Portfolio's transaction costs, including brokerage commissions, and may result in a greater number of taxable transactions.

In executing portfolio transactions and selecting brokers or dealers, the principal objective of each investment adviser is to seek the best net price and execution available. It is expected that securities ordinarily will be purchased in the primary markets, and that in assessing the best net price and execution available, each investment adviser shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

In selecting brokers or dealers to execute particular transactions, investment advisers are authorized to consider "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), provision of statistical quotations (including the quotations necessary to determine a Portfolio's net asset value), the sale of Fund shares by such broker-dealer or the servicing of Fund shareholders by such broker-dealer, and other information provided to the Portfolio, to AMR and/or to the investment advisers (or their affiliates), provided, however, that the investment adviser determines that it has received the best net price and execution available. The investment advisers are also authorized to cause a Portfolio to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of the commission another broker or dealer would have charged for effecting that transaction. The AMR Trust Board, AMR or the investment advisers, as appropriate, must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which AMR or the investment adviser exercises investment discretion.

For the fiscal years ended October 31, 1996, 1997 and 1998, the following brokerage commissions were paid by the Portfolio:

     1996                        1997                    1998
     ----                        ----                    ----

   $544,844                    $ 956,160              $1,833,458

The fees of the investment advisers are not reduced by reason of receipt of such brokerage and research services. However, with disclosure to and pursuant to written guidelines approved by the AMR Trust Board, an investment adviser of the Portfolio or its affiliated broker-dealer may execute portfolio transactions and receive usual and customary brokerage commissions (within the meaning of Rule 17e-1 under the 1940 Act) for doing so.

During the fiscal year ended October 31, 1996, the Portfolio paid the following commissions to affiliated brokers:

BROKER                    AFFILIATED WITH                             COMMISSION
------                    ---------------                             ----------

Fleming Martin            Rowe-Price Fleming International, Inc.      $2,142

Jardine Fleming           Rowe-Price Fleming International, Inc.      $1,002

BROKER                    AFFILIATED WITH                             COMMISSION
------                    ---------------                             ----------

Ord Minnett               Rowe-Price Fleming International, Inc.      $2,051

Robert Fleming & Co.      Rowe-Price Fleming International, Inc.      $20,129

Morgan Stanley Intl.      Morgan Stanley Asset Management Inc.        $3,892

The percentage of total commissions of the Portfolio paid to affiliated brokers in 1996 was 2.68%. The transactions represented 2.2% of the Portfolio's total dollar value of portfolio transactions for the fiscal year ended October 31, 1996.

During the fiscal year ended October 31, 1997, the Portfolio paid the following commissions to affiliated brokers:

BROKER                    AFFILIATED WITH                             COMMISSION
------                    ---------------                             ----------

Jardine Fleming           Rowe-Price Fleming International, Inc.      $3,260

Ord Minnett               Rowe-Price Fleming International, Inc.      $13,141

Robert Fleming & Co.      Rowe-Price Fleming International, Inc.      $81,109

Morgan Stanley Intl.      Morgan Stanley Asset Management Inc.        $5,413

Merrill Lynch & Co.       Hotchkis and Wiley                          $50,428

The percentage of total commissions of the Portfolio paid to affiliated brokers in 1997 was16.04%. The transactions represented 9.2% of the Portfolio's total dollar value of portfolio transactions for the fiscal year ended October 31, 1997.

During the fiscal year ended October 31, 1998, the Portfolio paid the following commissions to affiliated brokers:

PORTFOLIO                    BROKER                     AFFILIATED WITH                                   COMMISSION
---------                    ------                     ---------------                                   ----------
International Equity         Merrill Lynch & Co.        Hotchkis and Wiley                                $29,669

International Equity         Morgan Stanley Intl.       Morgan Stanley Asset Management                   $30,057

International Equity         Robert Fleming & Co.       Rowe-Price Fleming International, Inc.            $93,606

International Equity         Ord Minnett                Rowe-Price Fleming International, Inc.            $13,959

International Equity         Jardine Fleming            Rowe-Price Fleming International, Inc.            $3,846

MANAGEMENT

THE ADVISER

The Adviser provides investment advice and, in general, supervises the Trust's management and investment program, furnishes office space, prepares reports for the Funds, and pays all compensation of officers and Trustees of the Trust who are affiliated persons of the Adviser. Each Fund pays all other expenses incurred in the operation of the Fund, including fees and expenses of unaffiliated Trustees of the Trust. While the Conseco International Fund operates in a "master-feeder" structure, the Adviser is responsible for selecting the investment company in which that Fund invests. If the Adviser is not satisfied with the performance of that investment company, the Adviser will recommend to the Board other investment companies in which the Conseco International Fund may invest, or recommend that the Adviser manage the Conseco International Fund itself.


The Adviser is a wholly owned subsidiary of Conseco, Inc. ("Conseco"), a publicly-owned financial services company, the principal operations of which are in development, marketing and administration of specialized annuity, life and health insurance products. Conseco's offices are located at 11825 N. Pennsylvania Street, Carmel, Indiana 46032. The Adviser manages and serves as sub-adviser to other registered investment companies and manages the invested assets of Conseco, which owns or manages several life insurance subsidiaries, and provides investment and servicing functions to the Conseco companies and affiliates. The Adviser also manages foundations, endowments, public and corporate pension plans, and private client accounts. As of December 31, 1998, the Adviser managed in excess of $35.3 billion in assets.


The Investment Advisory Agreements, dated March 28, 1997, between the Adviser and the Conseco Equity Fund, Conseco Balanced Fund and Conseco Fixed Income Fund, and the Investment Advisory Agreement dated December 31, 1997 between the Adviser and the Conseco High Yield Fund, Conseco Convertible Securities Fund, Conseco International Fund and Conseco 20 Fund (the agreement was approved with respect to the Conseco Convertible Securities Fund on May 14, 1997), provide that the Adviser shall not be liable for any error in judgment or mistake of law or for any loss suffered by a Fund in connection with any investment policy or the purchase, sale or redemption of any securities on the recommendations of the Adviser. The Agreements provide that the Adviser is not protected against any liability to a Fund or its security holders for which the Adviser shall otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by the Agreements or the violation of any applicable law.

Under the terms of the Investment Advisory Agreements, the Adviser has contracted to receive an investment advisory fee equal to an annual rate of 0.70% of the average daily net asset value of the Conseco Equity Fund, 0.70% of the average daily net asset value of the Conseco Balanced Fund, 0.45% of the average  daily net asset value of the Conseco  Fixed Income  Fund,  0.70% of the average daily net asset value of the Conseco High Yield Fund, 0.70% of the average daily net asset value of the Conseco 20 Fund, 1.00% of the average daily net asset value of the Conseco International Fund, and 0.85% of the average daily net asset value of the Conseco Convertible Securities Fund. The Adviser has voluntarily agreed to waive all of its fees under the Conseco International Fund's Investment Advisory Agreement so long as that Fund invests all of its investable assets in the Portfolio or another investment company with substantially the same investment objective and policies as the Fund. For more information about the Portfolio's management, see "AMR and the Investment Advisers to the International Equity Portfolio" below.

Pursuant to a contractual arrangement with the Trust, the Adviser, along with the Funds' administrator and distributor, has agreed to waive fees and/or reimburse expenses through April 30, 2000, so that annual operating expenses of the Funds are limited to the following net expenses:

                                  NET EXPENSES
                                  ------------


             FUND                                           CLASS Y SHARES
             ----                                           --------------

Conseco Fixed Income                                            0.60%
Conseco High Yield                                              0.90%
Conseco Convertible Securities                                  1.05%
Conseco Balanced                                                1.00%
Conseco Equity                                                  1.00%
Conseco International                                           1.75%
Conseco 20                                                      1.25%


This Arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses.

                              ADVISORY FEES ACCRUED     AMOUNT REIMBURSED/WAIVED
                                FISCAL YEAR ENDED           FISCAL YEAR ENDED
      FUND                        DECEMBER 31*                DECEMBER 31*
      ----                        ------------                ------------

                              1997             1998        1997          1998
                              ----             ----        ----          ----
Conseco Fixed Income          $58,632       146,274      $141,110       $146,274
Conseco High Yield            N/A           145,966      N/A            $145,966
Convertible Securities+       N/A            55,482      N/A            $ 38,398
Conseco Balanced              $ 63,605      166,164      $125,654       $166,164
Conseco Equity                $286,410      534,249      $96,817        $375,909
Conseco International*        N/A                 0      N/A                   0
Conseco 20                    N/A           166,646      N/A            $ 98,505

* The Conseco International Fund's fiscal year end is October 31. The Fund pays a pro rata portion of the Portfolio's expenses, which include investment advisory and portfolio management fees.


+  The Convertible Securities Fund commenced operations on September 28, 1998.


Each Fund (except the Conseco International Fund) may receive credits from its custodian based on cash held by the Fund at the custodian. These credits may be used to reduce the custody fees payable by the Fund. In that case, the Adviser's (and, other affiliates') voluntary agreement to waive fees or reimburse expenses will be applied only after the Fund's custody fees have been reduced or eliminated by the use of such credits.

OTHER SERVICE PROVIDERS

THE ADMINISTRATOR. Conseco Services, LLC (the "Administrator") is a wholly owned subsidiary of Conseco, and receives compensation from the Trust pursuant to an Administration Agreement dated

January 2, 1997 and amended December 31, 1997. The Administration Agreement was approved with respect to the Conseco Convertible Securities Fund on May 14, 1998. Under that agreement, the Administrator supervises the overall administration of the Funds. These administrative services include supervising the preparation and filing of all documents required for compliance by the Funds with applicable laws and regulations, supervising the maintenance of books and records, and other general and administrative responsibilities. In addition, while the Conseco International Fund operates in a "master-feeder" structure, the Administrator will monitor the performance of the investment company in which the Conseco International Fund invests, coordinate the Conseco International Fund's relationship with that investment company and communicate with the Board and shareholders regarding the performance of that investment company and the Fund's master-feeder structure.

For providing these services, the Administrator receives a fee from each of the Funds, except the Conseco International Fund, of .20% per annum of its average daily net assets and a fee from the Conseco International Fund of .75% per annum of its average daily net assets. Pursuant to the Administration Agreement, the Administrator reserves the right to employ one or more sub-administrators to perform administrative services for the Funds. The Bank of New York performs certain administrative services for each of the Funds, and AMR and State Street Bank and Trust Company perform services for the Conseco International Fund, pursuant to agreements with the Administrator. See "The Adviser" above regarding the Administrator's voluntary agreement to waive its fees and/or reimburse Fund expenses.

For the fiscal year ended December 31, 1998, the following administration fees were accrued:

         -----------------------------------------------------------
                     FUND                        FEES PAID
         -----------------------------------------------------------
         Conseco Fixed Income                    $ 65,007
         -----------------------------------------------------------
         Conseco High Yield                      $ 41,707
         -----------------------------------------------------------
         Conseco Convertible Securities          $ 13,055
         -----------------------------------------------------------
         Conseco Balanced                        $ 47,477
         -----------------------------------------------------------
         Conseco Equity                          $152,515
         -----------------------------------------------------------
         Conseco International                   $ 66,645
         -----------------------------------------------------------
         Conseco 20                              $ 47,614
         -----------------------------------------------------------

CUSTODIAN. The Bank of New York, 90 Washington Street, 22nd Floor, New York, New York 10826, serves as custodian of the assets of each Fund (except the Conseco International Fund). State Street Bank and Trust Company serves as custodian of the assets of the Conseco International Fund and of the International Portfolio.

TRANSFER AGENCY SERVICES. State Street Bank and Trust Company is the transfer agent for each Fund.

INDEPENDENT ACCOUNTANTS/AUDITORS. PricewaterhouseCoopers LLP, 2900 One American Square, Box 82002, Indianapolis, Indiana 46282-0002 serves as the Trust's independent accountant. The independent auditors of the International Portfolio are Ernst & Young LLP, Dallas, Texas

AMR AND THE INVESTMENT ADVISERS TO THE INTERNATIONAL EQUITY PORTFOLIO

Pursuant to a Management Agreement dated October 1, 1995, as amended July 25, 1997, AMR provides or oversees all administrative, investment advisory, and portfolio management services for the Portfolio. AMR, located at 4333 Amon Carter Boulevard, MD 5645, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. AMR bears the expense of providing the above services and pays the fees of the investment advisers of the Portfolio. As compensation, AMR receives an annualized advisory fee that is calculated and accrued daily, equal to the sum of 0.10% of the net assets of the Portfolio plus all fees payable by AMR to the Portfolio's investment advisers. The advisory fee is payable quarterly in arrears.

The Management Agreement will continue in effect provided that annually such continuance is specifically approved by a vote of the AMR Trust Board, including the affirmative votes of a majority of the Trustees who are not parties to the Management Agreement or "interested persons" as defined in the 1940 Act of any such party ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval, or by the vote of the Portfolio's interest holders. The Management Agreement may be terminated without penalty, by a majority vote of Portfolio interests on sixty (60) days' written notice to AMR, or by AMR, on sixty (60) days' written notice to the AMR Trust. A Management Agreement will automatically terminate in the event of its "assignment" as defined in the 1940 Act.

The assets of the Portfolio are allocated by AMR among investment advisers designated for the Portfolio, as listed in the Prospectus. Although the investment advisers are subject to general supervision by the AMR Trust Board and AMR, the AMR Trust Board and AMR do not evaluate the investment merits of specific securities transactions. As compensation for its services, each investment adviser is paid a fee by AMR out of the proceeds of the management fee received by AMR.

AMR is permitted to enter into new or modified advisory agreements with existing or new investment advisers without approval of Conseco International Fund shareholders or Portfolio interest holders, but subject to approval of the AMR Trust Board. The SEC issued an exemptive order which eliminates the need for shareholder/interest holder approval subject to compliance with certain conditions. These conditions include the requirement that within 90 days of hiring a new adviser or implementing a material change with respect to an advisory contract, the Fund send a notice to shareholders containing information about the change that would be included in a proxy statement. AMR recommends investment advisers based upon its continuing quantitative and qualitative evaluation of the investment advisers' skill in managing assets using specific investment styles and strategies. The allocation of assets among investment advisers may be changed at any time by AMR. Allocations among investment advisers will vary based upon a variety of factors, including the overall investment performance of each investment adviser, the Portfolio's cash flow needs and market conditions. AMR need not allocate assets to each investment adviser designated for the Portfolio. Short-term investment performance, by itself, is not a significant factor in selecting or terminating an investment adviser, and AMR does not expect to recommend frequent changes of investment advisers. The Prospectus will be supplemented if additional investment advisers are retained or the contract with any existing investment adviser is terminated.

Each investment advisory agreement will automatically terminate if assigned, and may be terminated without penalty at any time by AMR, by a vote of a majority of the AMR Trust Board or by a vote of a majority of the outstanding Portfolio interests on no less than thirty (30) days' nor more than sixty (60) days' written notice to the investment adviser, or by the investment adviser upon sixty (60) days' written notice to the Portfolio. Each investment advisory agreement will continue in effect provided that annually such continuance is specifically approved by a vote of the AMR Trust Board, including the affirmative votes of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of considering such approval, or by the vote of the outstanding Portfolio interests.

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees of the Trust decide upon matters of general policy for the Trust. In addition, the Trustees review the actions of the Adviser, as set forth in "Management." The Trust's officers supervise the daily business operations of the Trust. The Trustees and officers of the Trust, their affiliations, if any, with the Adviser and their principal occupations are set forth below.

         NAME, ADDRESS                        POSITION HELD                    PRINCIPAL OCCUPATION(S)
            AND AGE                            WITH TRUST                        DURING PAST 5 YEARS
        ---------------                        ----------                        -------------------
 William P. Daves, Jr. (73)                  Chairman of the Board,   Consultant to insurance and healthcare
 5723 Trail Meadow                           Trustee                  industries. Director, President and Chief
 Dallas, TX 75230                                                     Executive Officer, FFG Insurance Co. Chairman of
                                                                      the Board and Trustee of other mutual funds
                                                                      managed by the Adviser.

 Maxwell E. Bublitz* (43)                    President and Trustee    Chartered Financial Analyst. President and
 11825 N. Pennsylvania St.                                            Director, Adviser. Previously,
 Carmel, IN 46032                                                     Senior Vice President, Adviser.  President and
                                                                      Trustee  of other  mutual  funds  managed  by the
                                                                      Adviser.

 Gregory J. Hahn* (38)                       Vice President for       Chartered Financial Analyst. Senior Vice
 11825 N. Pennsylvania St.                   Investments and Trustee  President, Adviser. Portfolio Manager of the
 Carmel, IN 46032                                                     fixed income portion of Balanced and Fixed Income
                                                                      Funds.  Trustee and portfolio manager of other
                                                                                                     mutual funds managed by the
Adviser.

         NAME, ADDRESS                        POSITION HELD                    PRINCIPAL OCCUPATION(S)
            AND AGE                            WITH TRUST                        DURING PAST 5 YEARS
        ---------------                        ----------                        -------------------
 Harold W. Hartley (75)                      Trustee                  Retired. Chartered Financial Analyst. Director,
 317 Peppard Drive, S.W.                                              Ennis Business Forms, Inc.  Previously,
 Ft. Myers Beach, Fl 33913                                            Executive Vice President, Tenneco Financial
                                                                      Services, Inc.  Trustee of other mutual funds managed by
                                                                      the Adviser.

 Dr. R. Jan LeCroy (68)                      Trustee                  Retired.  President, Dallas Citizens Council.
 Dallas Citizens Council                                              Trustee of other mutual funds managed by the
 1201 Main Street,                                                    Adviser.  Director, Southwest Securities Group,
 Suite 2444                                                           Inc.
 Dallas, TX 75202

 Dr. Jesse H. Parrish (71)                   Trustee                  Former President, Midland College. Higher
 2805 Sentinel                                                        Education Consultant.  Trustee of other mutual
 Midland, TX 79701                                                    funds managed by the Adviser.

 William P. Kovacs (53)                      Vice President and       Vice President, Senior Counsel, Secretary, Chief
 11825 N. Pennsylvania St.                   Secretary                Compliance Officer and Director of Adviser.  Vice
 Carmel, IN 46032                                                     President, Senior Counsel, Secretary and
                                                                      Director, Conseco Equity Sales, Inc. Vice
                                                                      President and Secretary of other mutual funds
                                                                      managed by the Adviser.  Previously, Associate
                                                                      Counsel, Vice President and Assistant Secretary,
                                                                      Kemper Financial Services, Inc. (1989-1996);
                                                                      previous to Of Counsel, Rudnick & Wolfe
                                                                      (1997-1998); previous to Of Counsel, Shefsky &
                                                                      Froelich (1998).

 James S. Adams (39)                         Treasurer                Senior Vice President, Bankers National, Great
 11815 N. Pennsylvania St.                                            American Reserve.  Senior Vice President,
 Carmel, IN 46032                                                     Treasurer, and Director, Conseco Equity Sales,
                                                                      Inc. Senior Vice President and Treasurer, Conseco
                                                                      Services, LLC.  Treasurer of other mutual funds
                                                                      managed by the Adviser.

         NAME, ADDRESS                        POSITION HELD                    PRINCIPAL OCCUPATION(S)
            AND AGE                            WITH TRUST                        DURING PAST 5 YEARS
        ---------------                        ----------                        -------------------
 William T. Devanney, Jr. (43)               Vice President,          Senior Vice President, Corporate Taxes,
 11815 N. Pennsylvania St.                   Corporate Taxes          Bankers National and Great American
 Carmel, IN 46032                                                     Reserve.  Senior Vice President,
                                                                      Corporate Taxes, Conseco Equity Sales,
                                                                      Inc. and Conseco Services LLC.  Vice
                                                                      President of other mutual funds
                                                                      managed by the Adviser.

 David N. Walthall (53)                      Trustee                  President, Chief Executive Officer
 2435 N. Central Expressway                                           and Director of Lyrick Corporation
 Suite 1600
 Richardson, TX 75080

------------------
* The Trustee so indicated is an "interested person," as defined in the 1940 Act, of the Trust due to the positions indicated with the Adviser and its affiliates.

The following table shows the compensation of each disinterested Trustee for the fiscal year ending December 31, 1998.

                               COMPENSATION TABLE

                                         AGGREGATE                      TOTAL COMPENSATION FROM
                                        COMPENSATION               INVESTMENT COMPANIES IN THE TRUST
NAME OF PERSON, POSITION               FROM THE TRUST                  COMPLEX PAID TO TRUSTEES
------------------------               --------------                  ------------------------
William P. Daves, Jr.                     $9,000                                $26,000

                                                                     (1 other investment company)

Harold W. Hartley                         $9,000                                $26,000
                                                                     (1 other investment company)

Dr. R. Jan LeCroy                         $9,000                                $26,000
                                                                     (1 other investment company)

Dr. Jesse H. Parrish                      $9,000                                $26,000
                                                                     (1 other investment company)

David N. Walthall                         $6,000                                $8,000
                                                                     (1 other investment company)


TRUSTEES AND OFFICERS OF THE AMR TRUST

The AMR Trust Board provides broad supervision over the AMR Trust's affairs. AMR is responsible for the management of the AMR Trust's assets, and the AMR Trust's officers are responsible for its operations. The Trustees and officers of the AMR Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4333 Amon Carter Boulevard, MD 5645, Forth Worth, Texas 76155.

                                          POSITION WITH
   NAME, AGE AND ADDRESS                   EACH TRUST             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
   ---------------------                   ----------             ----------------------------------------
   William F. Quinn* (51)               Trustee and President     President,  AMR Investment Services,  Inc.  (1986-Present);
                                                                  Chairman,  American Airlines Employees Federal Credit Union
                                                                  (1989-Present);   Trustee,   American   Performance   Funds
                                                                  (1990-1994);  Director, Crescent Real Estate Equities, Inc.
                                                                  (1994-Present);    Trustee,   American   AAdvantage   Funds
                                                                  (1987-Present);    American    AAdvantage   Mileage   Funds
                                                                  (1995-Present).

   Alan D. Feld (61)                    Trustee                   Partner,   Akin,   Gump,   Strauss,   Hauer  &   Feld,   LLP
                                                                  (1960-Present)#;   Director,  Clear  Channel  Communications
                                                                  (1984-Present);   Director,   CenterPoint  Properties,  Inc.
                                                                  (1994-Present);    Trustee,    American   AAdvantage   Funds
                                                                  (1996-Present);    American    AAdvantage    Mileage   Funds
                                                                  (1996-Present).

   Ben J. Fortson (66)                  Trustee                   President  and  CEO,  Fortson  Oil  Company  (1958-Present);
   301 Commerce Street                                            Director, Kimbell Art Foundation  (1964-Present);  Director,
   Suite 3301                                                     Burnett Foundation  (1987-Present);  Honorary Trustee, Texas
   Fort Worth, Texas  76102                                       Christian  University   (1986-Present);   Trustee,  American
                                                                  AAdvantage Funds (1996-Present); American AAdvantage Mileage
                                                                  Funds (1996-Present).

                                          POSITION WITH
   NAME, AGE AND ADDRESS                   EACH TRUST             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
   ---------------------                   ----------             ----------------------------------------
   John S. Justin (82)                  Trustee                   Chairman and Chief  Executive  Officer,  Justin  Industries,
   2821 West Seventh Street                                       Inc.  (a  diversified   holding   company)   (1969-Present);
   Fort Worth, Texas  76107                                       Executive  Board  Member,  Blue  Cross/Blue  Shield of Texas
                                                                  (1985-Present);   Board   Member,   Zale   Lipshy   Hospital
                                                                  (1993-Present);    Trustee,   Texas   Christian   University
                                                                  (1980-Present);   Director  and   Executive   Board  Member,
                                                                  Moncrief Radiation Center  (1985-Present);  Director,  Texas
                                                                  New  Mexico  Enterprises  (1984-1993);  Director,  Texas New
                                                                  Mexico  Power   Company   (1979-1993);   Trustee,   American
                                                                  AAdvantage Funds (1989-Present); American AAdvantage Mileage
                                                                  Funds (1995-Present).

   Stephen D. O'Sullivan (63)*          Trustee                   Consultant  (1994-Present);  Vice  President and  Controller
                                                                  (1985-1994),  American  Airlines,  Inc.;  Trustee,  American
                                                                  AAdvantage Funds (1987-Present); American AAdvantage Mileage
                                                                  Funds (1995-Present).

   Roger T. Staubach (57)               Trustee                   Chairman  of  the  Board  and  Chief  Executive  Officer  of
   6750 LBJ Freeway                                               Staubach   Company  (a  commercial   real  estate   company)
   The Dallas, Texas  75240                                       (1982-Present);      Director,      Halliburton      Company
                                                                  (1991-Present);      Director,     Brinker     International
                                                                  (1993-Present);  Director,  International  Home Foods,  Inc.
                                                                  (1997-Present); National Advisory Board, The Salvation Army;
                                                                  Trustee,  Institute for Aerobics Research; Member, Executive
                                                                  Council, Daytop/Dallas; Member, National Board of Governors,
                                                                  United  Way of  America;  former  quarterback  of the Dallas
                                                                  Cowboys  professional   football  team;  Trustee,   American
                                                                  AAdvantage Funds (1995-Present); American AAdvantage Mileage
                                                                  Funds (1995-Present).

                                          POSITION WITH
   NAME, AGE AND ADDRESS                   EACH TRUST             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
   ---------------------                   ----------             ----------------------------------------
   Kneeland Youngblood (42)              Trustee                  Managing Partner, Pharos Capital Group, LLC (a private
   100 Crescent Court                                             equity firm)   (1998-Present);    Trustee,    Teachers
   Suite 1740                                                     Retirement System of Texas (1993-Present);  Director, United
   Dallas, Texas  75201                                           States Enrichment Corporation (1993-1998), Director, Just
                                                                  For the Kids  (1995-Present);  Director,  Starwood Financial
                                                                  Trust (1998-Present);  Member,  Council on Foreign Relations
                                                                  (1995-Present);    Trustee,    American   AAdvantage   Funds
                                                                  (1996-Present);    American    AAdvantage    Mileage   Funds
                                                                  (1996-Present).

   Nancy A. Eckl (36)                   Vice President            Vice    President,    AMR    Investment    Services,    Inc.
                                                                  (1990-Present).

   Michael W. Fields (45)               Vice President            Vice    President,    AMR    Investment    Services,    Inc.
                                                                  (1988-Present).

   Barry Y. Greenberg (35)              Vice President and        Vice  President,  AMR Investment  Services,  Inc.  Assistant
                                                                  Secretary (1995-Present); Branch Chief (1992-1995) and Staff
                                                                  Attorney (1988-1992), Securities and Exchange Commission.

   Rebecca L. Harris (32)               Treasurer                 Vice President (1995-Present),  Controller (1991- 1995), AMR
                                                                  Investment Services, Inc.

   John B. Roberson (40)                Vice President            Vice    President,    AMR    Investment    Services,    Inc.
                                                                  (1991-Present).

   Robert J. Zutz (46)                  Secretary                 Partner, Kirkpatrick & Lockhart LLP (law firm)
   1800 Massachusetts Ave. NW
   Washington, D.C. 20036

# The law firm of Akin, Gump, Strauss, Hauer & Feld LLP ("Akin, Gump") provides legal services to American Airlines, Inc., an affiliate of AMR. Mr. Feld has advised the AMR Trust that he has had no material involvement in the services provided by Akin, Gump to American Airlines, Inc. and that he has received no material benefit in connection with these services. Akin, Gump does not provide legal services to AMR or AMR Corporation.

* Messrs. Quinn and O'Sullivan are deemed to be "interested persons" of the AMR Trust as defined by the 1940 Act.


COMPENSATION - TRUSTEES OF AMR TRUST

         As compensation for their service to the AMR Trust, the Independent Trustees and their spouses receive free air travel from American Airlines, Inc., an affiliate of AMR. The AMR Trust does not pay for these travel arrangements. However, the AMR Trust compensates each Trustee with payments in an amount equal to the Trustees' income tax on the value of this free airline travel. Mr. O'Sullivan, who as a retiree of American Airlines, Inc. already receives flight benefits. The AMR Trust compensates Mr. O'Sullivan up to $10,000 annually to cover his personal flight service charges and the charges for his three adult children, as well as any income tax charged on the value of these flight benefits. Trustees are also reimbursed for any expenses incurred in attending Board meetings. These amounts (excluding reimbursements) are reflected in the following table for the fiscal year ended October 31, 1998.

                                                                                                      TOTAL
                                                        PENSION OR                                COMPENSATION
                                   AGGREGATE       RETIREMENT BENEFITS        ESTIMATED           FROM AMERICAN
                                  COMPENSATION     ACCRUED AS PART OF           ANNUAL             AADVANTAGE
                                    FROM THE             THE AMR             BENEFITS UPON       FUNDS COMPLEX
      NAME OF TRUSTEE              AMR TRUST        TRUST'S EXPENSES          RETIREMENT           (27 FUNDS)
      ---------------              ---------        ----------------          ----------           ----------
William F. Quinn                   $ 0                    $ 0                    $ 0                $ 0
Alan D. Feld                       $17,802                $ 0                    $ 0                $35,605
Ben J. Fortson                     $17,519                $ 0                    $ 0                $35,038
John S. Justin                     $809                   $ 0                    $ 0                $1,618
Stephen D. O'Sullivan              $2,843                 $ 0                    $ 0                $5,686
Roger T. Staubach                  $8,711                 $ 0                    $ 0                $17,423
Kneeland Youngblood                $39,782                $ 0                    $ 0                $79,563

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of February 1, 1999, the following shareholders owned of record, or were known by a Fund to own beneficially, five percent or more of the outstanding shares of the Class Y shares of each Fund.

FUND NAME                                    NAME AND ADDRESS                                 PERCENT OWNED
---------                                    ----------------                                 -------------
Conseco Fixed Income Fund                    Conseco Save 401K Plan                               66.69%
Class Y                                      11825 North Pennsylvania St.
                                             Carmel, IN 46032-4555

FUND NAME                                    NAME AND ADDRESS                                 PERCENT OWNED
---------                                    ----------------                                 -------------
                                             National City Bank Indiana C/F                       11.34%
                                             Community Foundation of Boone
                                             County
                                             P.O. Box 94984
                                             Cleveland, OH 44101-4984

                                             Commerce Bank FBO                                    19.59%
                                             Banker University Endowment
                                             Mutual Funds
                                             8th and Grove
                                             Baldwin City, KS 66006

Conseco High Yield Fund Class Y              Merrill Lynch, Pierce Fenner & Smith                 92.01%
                                             4800 Deer Lake Dr. E
                                             Jacksonville, FL  32246-6484

Conseco Convertible Securities Fund          Conseco Capital Management, Inc.                     86.80%
Class Y                                      11825 North Pennsylvania St.
                                             Carmel, IN 46032-4555

Conseco Balanced Fund Class Y                Conseco Save 401K                                    89.78%
                                             11825 North Pennsylvania St
                                             Carmel, IN 46032-4555

Conseco Equity Fund Class Y                  Conseco Save 401K Plan/BNL                           82.96%
                                             11825 N. Pennsylvania St.
                                             Carmel, IN  46032-4555

Conseco 20 Fund Class Y                      Merrill Lynch, Pierce, Fenner & Smith                91.39%
                                             4800 Deer Lake Dr. E
                                             Jacksonville, FL  32246-6484

                                             Donaldson Lufkin Jenrette Securities                  8.61%
                                             Corporation Inc.
                                             P.O. Box 2052
                                             Jersey City, NJ 07303-2052

The Trustees and officers of the Trust, as a group, own less than 1% of each Fund's outstanding shares. A shareholder owning of record or beneficially more than 25% of a Fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.

FUND EXPENSES

Each Fund pays its own expenses including, without limitation: (i) organizational and offering expenses of the Fund and expenses incurred in connection with the issuance of shares of the Fund; (ii) fees of its custodian and transfer agent; (iii) expenditures in connection with meetings of shareholders and Trustees; (iv) compensation and expenses of Trustees who are not interested persons of the Trust; (v) the costs of any liability, uncollectible items of deposit and other insurance or fidelity bond; (vi) the cost of preparing, printing, and distributing prospectuses and statements of additional information, any supplements thereto, proxy statements, and reports for existing shareholders; (vii) legal, auditing, and accounting fees; (viii) trade association dues; (ix) filing fees and expenses of registering and maintaining registration of shares of the Fund under applicable federal and state securities laws; (x) brokerage commissions; (xi) taxes and governmental fees; and (xii) extraordinary and non-recurring expenses.

DISTRIBUTION ARRANGEMENTS

Conseco Equity Sales, Inc. (the "Distributor") serves as the principal underwriter for each Fund pursuant to an Underwriting Agreement, dated January 2, 1997 as amended December 31, 1997. The Underwriting Agreement was approved with respect to the Conseco Convertible Securities Fund on May 14, 1998. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. ("NASD"). Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. The Distributor bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. The Underwriting Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of a Fund and (ii) by a majority of the Trustees who are not "interested persons" of the Trust (as that term is defined in the 1940 Act). The Distributor is not obligated to sell any specific amount of shares of any Fund.

The Distributor's principal address is 11815 N. Pennsylvania Street, Carmel, Indiana 46032.

PURCHASE, REDEMPTION AND PRICING OF SHARES

SHARE PRICES AND NET ASSET VALUE

Each Fund's shares are bought or sold at a price that is the Fund's net asset value (NAV) per share. The NAV per share is determined for each class of shares for each Fund as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each business day by dividing the value of the Fund's net assets attributable to a class (the class's pro rata share of the value of the Fund's assets minus the class's pro rata share of the value of the Fund's liabilities) by the number of shares of that class outstanding.

For  each  of  the  Funds  except  the  Conseco   International   Fund  and  the
International  Portfolio,  the  assets  of  the  Fund  are  valued  as  follows:
Securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the mean between the closing bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Fund securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the


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

local currency into U.S. dollars using current exchange rates. Debt securities with maturities of sixty (60) days or less are valued at amortized cost.

For the Conseco International Fund and the International Portfolio, equity securities listed on securities exchanges, including all but United Kingdom securities, are valued at the last quoted sales price on a designated exchange prior to the close of trading on the NYSE or, lacking any sales, on the basis of the last current bid price prior to the close of trading on the NYSE. Securities of the United Kingdom held in the Portfolio are priced at the last jobber price (mid of the bid and offer prices quoted by the leading stock jobber in the security) prior to close of trading on the NYSE. Trading in foreign markets is usually completed each day prior to the close of the NYSE. However, events may occur which affect the values of such securities and the exchange rates between the time of valuation and the close of the NYSE. Should events materially affect the value of such securities during this period, the securities are priced at fair value, as determined in good faith and pursuant to procedures approved by the AMR Trust Board. Over-the-counter equity securities are valued on the basis of the last bid price on that date prior to the close of trading. Debt securities (other than short-term securities) will normally be valued on the basis of prices provided by a pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. In some cases, the prices of debt securities may be determined using quotes obtained from brokers. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures approved by the AMR Trust Board. Assets and liabilities denominated in foreign currencies and forward contracts are translated into U.S. dollar equivalents based on prevailing market rates. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method.

REDEMPTIONS IN KIND

Each Fund is obligated to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of the net assets of the Fund, whichever is less. Any redemptions beyond this amount also will be in cash unless the Board determines that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the Fund will pay all or a portion of the remainder of the redemptions in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Board deems fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could incur certain transaction costs.

SUSPENSION OF REDEMPTIONS

A Fund may not suspend a shareholder's right of redemption, or postpone payment for a redemption for more than seven days, unless the NYSE is closed for other than customary weekends or holidays; trading on the NYSE is restricted; for any period during which an emergency exists as a result of which (1) disposition by a Fund of securities owned by it is not reasonably practicable, or (2) it is not reasonably practicable for a Fund to fairly determine the value of its assets; or for such other periods as the SEC may permit for the protection of investors.

RETIREMENT PLANS AND MEDICAL SAVINGS ACCOUNTS

Class Y shares are available for purchase by qualified retirement plans of both corporations and self-employed individuals. The Trust has available prototype IRA plans (for both individuals and employers), Simplified Employee Pension ("SEP") plans, and savings incentive match plans for employees ("SIMPLE" plans) as well as Section 403(b)(7) Tax-Sheltered Retirement Plans which are


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

designed  for  employees  of  public   educational   institutions   and  certain
non-profit, tax-exempt organizations. The Trust also has information concerning prototype Medical Savings Accounts.

For information, call or write the Distributor.

INFORMATION ON CAPITALIZATION AND OTHER MATTERS

All shares of beneficial interest of the Trust are entitled to one vote, and votes are generally on an aggregate basis. However, on matters where the interests of the Funds (or classes of a Fund) differ (such as approval of an investment advisory agreement or a change in fundamental investment policies), the voting is on a Fund-by-Fund (or class-by-class) basis. The Trust does not hold routine annual shareholders' meetings. The shares of each Fund issued are fully paid and non-assessable, have no preference or similar rights, and are freely transferable. In addition, each issued and outstanding share in a class of a Fund is entitled to participate equally in dividends and distributions declared by that class.

The Trustees themselves have the power to alter the number and terms of office of the Trustees, and they may at any time lengthen their own terms or make their terms of unlimited duration (subject to certain removal procedures) and appoint their own successors, provided that always at least a majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees. The Trust is not required to hold annual meetings of shareholders for action by shareholders' vote except as may be required by the 1940 Act or the Declaration of Trust. The Declaration of Trust provides that shareholders can remove Trustees by a vote of two-thirds of the vote of the outstanding shares. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the holders of 10% of the Trust's shares. In addition, 10 or more shareholders meeting certain conditions and holding the lesser of $25,000 worth or 1% of the Trust's shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then either give those shareholders access to the shareholder list or, if requested by those shareholders, mail at the shareholders' expense the shareholders' communication to all other shareholders.

Each issued and outstanding share of each class of a Fund is entitled to participate equally in dividends and other distributions of the respective class of the Fund and, upon liquidation or dissolution, in the net assets of that class remaining after satisfaction of outstanding liabilities. The shares of each Fund have no preference, preemptive or similar rights, and are freely transferable. The exchange privilege for Class Y is described in the Prospectus.

Under Rule 18f-2 under the 1940 Act, as to any investment company which has two or more series (such as the Funds) outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees, the ratification of the contract with the principal underwriter or the ratification of the selection of accountants. The rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series. Under Rule 18f-3 under the 1940 Act, each class of a Fund shall have a different arrangement for shareholder services or the distribution of securities or both and shall pay all of the expenses of that arrangement, shall have exclusive voting rights on any matters submitted to shareholders that relate solely to a particular class' arrangement, and shall have separate voting rights on any matters submitted to shareholders in which the interests of one class differ from the interests of any other class.


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


Under Massachusetts law, shareholders of the Trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or its Trustees. The Declaration of Trust provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for its obligations. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, while Massachusetts law permits a shareholder of the Trust to be held personally liable as a partner under certain circumstances, the risk of a shareholder's incurring financial loss on account of shareholder liability is highly unlikely and is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

The Trust and the Adviser have Codes of Ethics governing the personal securities transactions of officers and employees. These codes require prior approval for certain transactions and prohibit transactions which may be deemed to conflict with the securities trading of the Adviser's clients.

THE INTERNATIONAL PORTFOLIO

On most issues subjected to a vote of the Portfolio's interest holders, as required by the 1940 Act, the Conseco International Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. The Fund will vote shares for which it receives no voting instructions in the same proportion as the shares for which it does receive voting instructions. Because each interest holder in the Portfolio would vote in proportion to its relative beneficial interest in the Portfolio, one or more other Portfolio investors could, in certain instances, approve an action although a majority of the outstanding voting securities of the Conseco International Fund had voted against it. This could result in the Conseco International Fund's redeeming its investment in the Portfolio, which could result in increased expenses for the Fund.

TAXES

GENERAL

To qualify or continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Fund -- which is treated as a separate corporation for these purposes -- must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. For each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and


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

(2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer. The Conseco International Fund, as an investor in the Portfolio, is deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies the requirements described above to qualify as a RIC.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

Distributions, if any, in excess of a Fund's current or accumulated earnings and profits, as computed for federal income tax purposes, will constitute a return of capital, which first will reduce a shareholder's tax basis in the Fund's shares and then (after such basis is reduced to zero) generally will give rise to capital gains. Under the Taxpayer Relief Act of 1997 ("Tax Act"), different maximum tax rates apply to a non-corporate taxpayer's net capital gain (the excess of net long-term capital gain over net short-term capital loss) depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months.

Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received.

At the time of an investor's purchase of shares of a Fund, a portion of the purchase price is often attributable to unrealized appreciation in the Fund's portfolio or undistributed taxable income. Consequently, subsequent distributions from that appreciation (when realized) or income may be taxable to the investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for the shares and the distributions in reality represent a return of a portion of the purchase price.

Each Fund will be subject to a nondeductible 4% federal excise tax ("Excise Tax") on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. Each Fund intends under normal circumstances to avoid liability for such tax by satisfying those distribution requirements.

THE RELATIONSHIP OF THE CONSECO INTERNATIONAL FUND AND THE PORTFOLIO

The Portfolio should be classified as a separate partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, the Portfolio should not be subject to federal income tax; instead, each investor in the Portfolio, such as the Conseco International Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from the Portfolio. Because each investor in the Portfolio that intends to qualify as a RIC (such as the Conseco International Fund) is deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the investor satisfies the requirements described


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

above to qualify as a RIC, the Portfolio intends to conduct its operations so that those investors will be able to satisfy all those requirements.

Distributions to the Conseco International Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and
(3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The Fund's basis for its interest in the Portfolio generally will equal the amount of cash the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

INCOME FROM FOREIGN SECURITIES

Dividends and interest received by a Fund or the Portfolio, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of the Conseco International Fund's total assets (taking into account its proportionate share of the Portfolio's assets) at the close of any taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to its proportionate share of any foreign taxes paid by the Portfolio ("Fund's foreign taxes"). Pursuant to that election, the Fund would treat its foreign taxes as dividends paid to its shareholders, and each shareholder would be required to (1) include in gross income, and treat as paid by him, his proportionate share of the Fund's foreign taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents its proportionate share of the Portfolio's income from foreign or U.S. possessions sources as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. The Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income (taking into account its proportionate share of the Portfolio's income) from sources within foreign countries and U.S. possessions if it makes this election. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

Each Fund and the Portfolio may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which a Fund or the Portfolio is a U.S. shareholder -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a part (or, in the case of the Conseco International Fund, its proportionate share of a part) of any "excess distribution" received by it (or in the case of the Conseco International Fund, by the Portfolio) on the stock of a PFIC or of any gain on the Fund's (or in the case of the Conseco International Fund, the Portfolio's) disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. The Portfolio currently does not intend to acquire stock in companies that are considered PFICs.

If a Fund or the Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund, or in the Portfolio's case the Conseco International Fund, would be required to include in income each year its pro rata share (taking into account, in the case of the Conseco International Fund, its proportionate share of the Portfolio's pro rata share) of the QEF's annual ordinary earnings and net capital gain -- which likely would have to be distributed by the Fund, or in the Portfolio's case the Conseco International Fund, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not distributed thereto by the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Each Fund and the Portfolio may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC's stock over the adjusted basis therein as of the end of that year. Pursuant to the election, a Fund or the Portfolio also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years. The adjusted basis in each PFIC's stock with respect to which this election is made will be adjusted to reflect the amounts of income included and deductions taken under the election.

Foreign exchange gains and losses realized by a Fund or the Portfolio in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency futures and options, foreign currency positions and payables or receivables (e.g., dividends or interest receivable) denominated in a foreign currency are subject to section 988 of the Code, which generally causes those gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any gains from the disposition of foreign currencies could, under future Treasury regulations, produce income that is not "qualifying income" under the Income Requirement.

INVESTMENTS IN DEBT SECURITIES

If a Fund or the Portfolio invests in zero coupon securities, payment-in-kind securities and/or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if an election is made to include market discount in income currently), it must accrue income on those investments prior to the receipt of cash payments or interest thereon. However, each Fund must distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income, including such accrued discount and other non-cash income (including, in the case of the Conseco International Fund, its proportionate share of such income of the Portfolio), to satisfy the Distribution Requirement and avoid imposition of the Excise Tax. Therefore, a Fund or the Portfolio may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to make the necessary distributions.

Investment in debt obligations that are at risk of or in default presents special tax issues for any Fund or the Portfolio that holds such obligations. Tax rules are not entirely clear about issues such as when a Fund or the Portfolio may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by any Fund that holds such obligations (including the Conseco International Fund if the Portfolio holds any such obligations) in order to seek to reduce the risk of distributing insufficient income to qualify for treatment as a RIC and of becoming subject to federal income tax or the Excise Tax.

HEDGING STRATEGIES

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from options, futures and forward contracts derived by a Fund (or, in the case of the Conseco International Fund, by the Portfolio) with respect to its business of investing in securities or foreign currencies -- and as noted above, gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) -- will qualify as permissible income under the Income Requirement.

Certain futures and foreign currency contracts in which the Funds or the Portfolio may invest will be "section 1256 contracts." Section 1256 contracts held by a Fund or the Portfolio at the end of each taxable year, other than section 1256 contracts that are part of a "mixed straddle" with respect to which a Fund or the Portfolio has made an election not to have the following rules apply, must be marked-to-market (that is, treated as sold for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement, which will be taxable to the shareholders as ordinary income, and to increase the net capital gain recognized by the Fund, without in either case increasing the case available to the Fund. A Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and/or increasing the amount of dividends that must be distributed to meet the Distribution Requirement and avoid imposition of the Excise Tax. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which the Funds and the Portfolio may invest.
Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options and futures contracts are personal property. Section 1092 generally provides that any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle.
Section 1092 also provides certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a Fund or the Portfolio makes certain elections, the amount, character and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of straddle transactions are not entirely clear.

If a Fund or the Portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund or the Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by a Fund or the Portfolio or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the
underlying  property  or  substantially   similar  property  will  be  deemed  a
constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially similar or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates) subject to tax under that law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Dividends, capital gain distributions and ownership of or gains realized on the redemption (including an exchange) of the shares of a Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Funds in their particular circumstances.

FINANCIAL STATEMENTS


Audited financial statements for the Conseco Fixed Income Fund, Conseco High Yield Fund, and Conseco Convertible Securities Fund, Conseco Balanced Fund, Conseco Equity Fund and Conseco 20 Fund the for the fiscal year ended December 31, 1998 are incorporated by reference from the Trust's annual report to shareholders.


Audited financial statements for the Conseco International for the fiscal year ended October 31, 1998 are incorporated by reference from the Fund's annual report to shareholders. Audited financial statements for the AMR Investment Services Trust International Equity Portfolio for the fiscal year ended October 31, 1998 are included in the Conseco International Fund's annual report to shareholders.

APPENDIX A SECURITIES RATINGS

DESCRIPTION OF CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC.'S CORPORATE BOND RATINGS:

Aaa - Bonds which are rated Aaa by Moody's Investors Service, Inc. ("Moody's") are judged to be the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds. Such issues can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S  CORPORATE BOND RATINGS:

AAA - This is the highest rating assigned by Standard & Poor's ("S&P") to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB/B/CCC/CC - Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.+ BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PREFERRED STOCK RATINGS:

Both Moody's and S&P use the same designations for corporate bonds as they do for preferred stock, except that in the case of Moody's preferred stock ratings, the initial letter rating is not capitalized. While the descriptions are tailored for preferred stocks and relative quality, distinctions are comparable to those described above for corporate bonds.

                               CONSECO FUND GROUP

                            Conseco Fixed Income Fund

                             Conseco High Yield Fund

                       Conseco Convertible Securities Fund

                              Conseco Balanced Fund

                               Conseco Equity Fund

                           Conseco International Fund

                                 Conseco 20 Fund

                       REGISTRATION STATEMENT ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 23.  EXHIBITS.

                   (a) Agreement and Declaration of Trust. Incorporated by reference to Registrant's registration statement, SEC File No. 333-13185, filed on October 1, 1996.

                   (b) By-laws. Incorporated by reference to Registrant's registration statement, SEC File No. 333-13185, filed on October 1, 1996.

                   (c)(1) Agreement and Declaration of Trust of Conseco Fund Group, Articles V, VI, VII, VIII, and X. Incorporated by reference to Registrant's registration statement, SEC File No. 333-13185, filed on October 1, 1996.

                   (2)     By-laws of Conseco  Fund Group,  Articles  II, V, and
                           VII. Incorporated by reference to Registrant's registration statement, SEC File No. 333-13185, filed on October 1, 1996.

                   (d)(1) Investment Advisory Agreement between Conseco Fund Group and Conseco Capital Management, Inc. with respect to the Conseco Equity Fund. Incorporated by reference to Post-Effective Amendment No. 1 to the registration statement, SEC File No. 333-13185, filed July 30, 1997.

                      (2) Investment Advisory Agreement between Conseco Fund Group and Conseco Capital Management, Inc. with respect to the Conseco Asset Allocation Fund. Incorporated by reference to Post-Effective Amendment No. 1 to the registration statement, SEC File No. 333-13185, filed July 30, 1997.

                      (3) Investment Advisory Agreement between Conseco Fund Group and Conseco Capital Management, Inc. with respect to the Conseco Fixed Income Fund. Incorporated by reference to Post-Effective Amendment No. 1 to the registration statement, SEC File No. 333-13185, filed July 30, 1997.

                      (4) Investment Advisory Agreement between Conseco Fund Group, on behalf of the Conseco 20 Fund, the Conseco High Yield Fund, the Conseco International Fund and the Conseco Convertible Securities Fund, and Conseco Capital Management, Inc. Incorporated by reference to Post-Effective Amendment No. 6 to the registration statement, SEC File No. 333-13185, filed April 29, 1998.

                      (5) Schedule A to the Investment Advisory Agreement between Conseco Fund Group, on behalf of the Conseco 20 Fund, the Conseco High Yield Fund, the Conseco International Fund and the Conseco Convertible Securities Fund, and Conseco Capital Management, Inc. Incorporated by reference to Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-13185, filed July 15, 1998.

                   (e)(1) Amended and Restated Principal Underwriting Agreement between Conseco Fund Group and Conseco Equity Sales, Inc. Incorporated by reference to Post-Effective Amendment No. 6 to the registration statement, SEC File No. 333-13185, filed April 29, 1998.

                      (2) Schedule A to the Amended and Restated Principal Underwriting Agreement. Incorporated by reference to Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-13185, filed July 15, 1998.

                   (f)     Bonus, profit sharing or pension plans - None.

                   (g)(1) Custody Agreement between Conseco Fund Group and The Bank of New York. Incorporated by reference to Post-Effective Amendment No. 4 to the registration statement, SEC File No. 333-13185, filed December 29, 1997.

                      (2) Custody Agreement between Conseco Fund Group and State Street Bank and Trust Company with respect to the Conseco International Fund. Incorporated by reference to Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-13185, filed July 15, 1998.

                   (h)(1) Amended and Restated Administration Agreement between Conseco Fund Group and Conseco Services, LLC. Incorporated by reference to Post-Effective Amendment No. 6 to the registration statement, SEC File No. 333-13185, filed April 29, 1998.

                      (2) Schedule A to the Amended and Restated Administration Agreement. Incorporated by reference to Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-13185, filed July 15, 1998.

                      (3) Sub-Administration Agreement between Conseco Services, LLC and The Bank of New York. Incorporated by reference to Post-Effective Amendment No. 4 to the registration statement, SEC File No. 333-13185, filed December 29, 1997.

                      (4) Sub-Administration Agreement between Conseco Services, LLC and AMR Investment Services, Inc. Incorporated by reference to Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-13185, filed July 15, 1998.

                      (5) Fund Accounting Agreement between Conseco Services, LLC and The Bank of New York. Incorporated by reference to Post-Effective Amendment No. 4 to the registration statement, SEC File No. 333-13185, filed December 29, 1997.

                      (6) Transfer Agency Agreement between Conseco Fund Group and State Street Bank and Trust Company. Incorporated by reference to Post-Effective Amendment No. 4 to the registration statement, SEC File No. 333-13185, filed December 29, 1997.

                      (7) Agreement Among AMR Investment Services Trust, AMR Investment Services, Inc., and Conseco Fund Group and Conseco Capital Management, Inc. Incorporated by reference to Post-Effective Amendment No. 6 to the registration statement, SEC File No. 333-13185, filed April 29, 1998.


                   (i) Opinion and Consent of Counsel as to the Legality of the Securities being Registered. None.

                   (j)     Consent of Independent Accountants. Filed herewith.


                   (k)     Financial statements omitted from prospectus - None.

                   (l)     Letter of investment intent - None.

                   (m)(1) Class A Plan of Distribution and Service pursuant to Rule 12b-1 with Respect to the Conseco Equity Fund. Incorporated by reference to Post-Effective Amendment No. 1 to the registration statement, SEC File No. 333-13185, filed July 30, 1997.

                      (2) Class A Plan of Distribution and Service pursuant to Rule 12b-1 with Respect to the Conseco Asset Allocation Fund. Incorporated by reference to Post-Effective Amendment No. 1 to the registration statement, SEC File No. 333-13185, filed July 30, 1997.

                      (3) Class A Plan of Distribution and Service pursuant to Rule 12b-1 with Respect to the Conseco Fixed Income Fund. Incorporated by reference to Post-Effective Amendment No. 1 to the registration statement, SEC File No. 333-13185, filed July 30, 1997.

                      (4) Plan of Distribution and Service pursuant to Rule 12b-1. Incorporated by reference to Post-Effective Amendment No. 6 to the registration statement, SEC File No. 333-13185, filed April 29, 1998.

                      (5) Schedule A to the Plan of Distribution and Service pursuant to Rule 12b-1. Incorporated by reference to Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-13185, filed July 15, 1998.

                      (6) Selling Group Agreement. Incorporated by reference to Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-13185, filed July 15, 1998.

                   (n)     Financial Data Schedule. Filed Herewith.

                   (o)(1) Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3. Incorporated by reference to Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-13185, filed July 15, 1998.

                      (2) Schedule A to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3. Incorporated by reference to Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-13185, filed July 15, 1998.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

The following information concerns the principal companies that may be deemed to be controlled by or under common control with Registrant (all 100% owned unless indicated otherwise):

        CONSECO, INC. (IN) - (publicly traded)
                Conseco Capital Management, Inc. (DE)
                Marketing Distribution Systems Consulting Group, Inc. (DE)
                        MDS of New Jersey, Inc. (NJ)
                Conseco Equity Sales, Inc. (TX)
                Conseco Risk Management, Inc. (IN)
                Conseco Mortgage Capital, Inc. (DE)
                Conseco Group Risk Management Company (MS)
                Green Tree Financial Corporation (DE)
                CIHC, Incorporated (DE)
                        Conseco Services, LLC (IN)
                        Conseco Marketing, LLC (IN)
                Conseco Financial Services, Inc. (DE)
                Bankers National Life Insurance Company (TX)
                        National Fidelity Life Insurance Company (MO)
                Bankers Life Insurance Company of Illinois (IL)
                        Bankers Life & Casualty Company (IL)
                                        Certified Life Insurance Company (IL)
                Jefferson National Life Insurance Company of Texas (TX)
                        Conseco Direct Life Insurance Company (PA)
                        Conseco Annuity Assurance Company (IL)
                                Vulcan Life Insurance Company (IN)
                        Conseco Senior Health Insurance Company (PA)
                                Continental Life Insurance Company (TX)
                                United General Life Insurance Company (TX)
                                Conseco Life Insurance Company of New York (NY)
                        Conseco Variable Insurance Company (TX)
                        Providential Life Insurance Company (AR)
                        Washington National Corporation (DE)
                                Washington National Insurance Company (IL)
                                United Presidential Corporation (IN)
                                                United Presidential Life
                                                Insurance Company (IN)

                Wabash Life Insurance Company (KY)
                                Conseco Life Insurance Company (IN)
                Lincoln American Life Insurance Company (TN)
                        Pioneer Financial Services, Inc.  (DE)
                                Geneva International Insurance Company, Inc.
                                (Turks and Caicos Islands)
                                Pioneer Life Insurance Company (IL)
                                        Health and Life Insurance Company of
                                        America (IL)
                                        Manhattan National Life Insurance
                                        Company (IL)
                                                Conseco Medical Insurance
                                                Company (IL)
                Capitol American Financial Corporation (OH)
                        Conseco Health Insurance Company (AZ)
                        Frontier National Life Insurance Company (OH)
                Consumer Acceptance Corporation (IN)
                General Acceptance Corporation (IN)
                NAL Financial Group, Inc. (DE)
Conseco Series Trust (Massachusetts)*
Conseco Fund Group (Massachusetts) (publicly held)**
Conseco Strategic Income Fund (Massachusetts) (publicly held)***

* The shares of Conseco Series Trust currently are sold to insurance separate accounts which are both affiliated and unaffiliated.
** The shares of the Conseco Fund Group are sold to the public; Conseco affiliates currently hold in excess of 55% of its shares.
*** The shares of the Conseco Strategic Income Fund, a closed-end management investment company, are traded on the New York Stock Exchange.


ITEM 25.  INDEMNIFICATION.

         Reference is made to Articles II and V of the Agreement and Declaration of Trust, which are incorporated by reference to the Registrant's registration statement, SEC File No. 333-13185, filed previously on October 1, 1996.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         Conseco Capital Management, Inc. (the "Adviser") is an Indiana corporation which offers investment advisory services. The Adviser is a wholly-owned subsidiary of Conseco, Inc., also an Indiana corporation, a publicly owned financial services company. Both the Adviser's and Conseco, Inc.'s offices are located at 11825 N. Pennsylvania Street, Carmel, Indiana 46032.

         Rollin M. Dick, Director, Executive Vice President and Chief Financial Officer of Conseco, Inc., Carmel, Indiana. Mr. Dick is an officer and/or director of various affiliates of the Adviser. He is a director of Brightpoint,

Inc., Indianapolis, Indiana and General Acceptance Corporation, Bloomington, Indiana. Additionally, Mr. Dick is a director of approximately ten non-public companies, which are believed to be not affiliated with Conseco, Inc.

         Maxwell E. Bublitz, President and Director; Executive Vice President of Conseco, Inc.; President and Trustee of Conseco Series Trust; President and Trustee of Conseco Strategic Income Fund

         Albert J. Gutierrez, Senior Vice President, Investment Officer.

         Gregory J. Hahn, Senior Vice President, Portfolio Analytics; Trustee of Conseco Strategic Income Fund

         Thomas A. Meyers, Senior Vice President, Director of Marketing.

         Thomas J. Pence, Senior Vice President.

         William P. Kovacs, Senior Counsel and Secretary; Chief Compliance Officer and Director; Vice President and Secretary of Conseco Series Trust; Vice President and Secretary of Conseco Strategic Income Fund; Vice President and Secretary of Conseco Equity Sales, Inc.; Vice President and Secretary of Conseco Financial Services, Inc.

         Information as to the officers and directors of the Adviser is included in its current Form ADV filed with the SEC and is incorporated by reference herein.

ITEM 27.  PRINCIPAL UNDERWRITERS.

         Conseco Equity Sales, Inc. serves as the Registrant's principal underwriter.

         The following information is furnished with respect to the officers and directors of Conseco Equity Sales, Inc. The principal business address of each person listed is 11815 N. Pennsylvania Street, Carmel, Indiana 46032.

          NAME AND PRINCIPAL            POSITIONS AND OFFICES                  POSITIONS AND OFFICES
           BUSINESS ADDRESS          WITH PRINCIPAL UNDERWRITER                   WITH REGISTRANT
           ----------------          --------------------------                   ---------------
L. Gregory Gloeckner               President                              None

William P. Kovacs                  Vice President, Senior Counsel,        Vice President and Secretary
                                   Secretary, and Director

James S. Adams                     Senior Vice President, Treasurer,      Treasurer, Principal Financial and
                                   and Director                           Accounting Officer

William T. Devanney, Jr.           Senior Vice President, Corporate       Vice President, Corporate Taxes
                                   Taxes

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

         For the Conseco Fixed Income Fund, Conseco High Yield Fund, Conseco Convertible Securities Fund, Conseco Balanced Fund, Conseco Equity Fund and Conseco 20 Fund: The accounts, books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the Adviser or the Funds' custodian, The Bank of New York, 90 Washington Street, 22nd Floor, New York, New York 10826.

         For the Conseco International Fund: The accounts, books and other documents required to be maintained by the Registrant pursuant to Section 3.1(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the Adviser or the Fund's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

ITEM 29.  MANAGEMENT SERVICES.

         Not applicable.

ITEM 30.  UNDERTAKINGS. None.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Conseco Fund Group, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 11 to the Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 11 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Carmel and State of Indiana on the 12th day of March, 1999.


                                    CONSECO FUND GROUP

                                    By: /s/ Maxwell E. Bublitz
                                        ----------------------------------------
                                         Maxwell E. Bublitz
                                         President (Principal Executive Officer)
                                             and Trustee

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 11 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURE                                TITLE                               DATE
---------                                -----                               ----
/s/ Maxwell E. Bublitz                   President (Principal Executive      March 12, 1999
------------------------------           Officer) and Trustee
Maxwell E. Bublitz

/s/ James S. Adams                       Treasurer (Principal Financial      March 12, 1999
------------------------------           and Accounting Officer)
James S. Adams

/s/ William P. Daves, Jr.                Chairman of the Board and Trustee   March 12, 1999
------------------------------
William P. Daves, Jr.

/s/ Gregory J. Hahn                      Trustee                             March 12, 1999
------------------------------
Gregory J. Hahn

/s/ Harold W. Hartley                    Trustee                             March 12, 1999
------------------------------
Harold W. Hartley

/s/ Dr. R. Jan LeCroy                    Trustee                             March 12, 1999
------------------------------
Dr. R. Jan LeCroy

SIGNATURE                                TITLE                               DATE
---------                                -----                               ----
/s/ Dr. Jesse H. Parrish                 Trustee                             March 12, 1999
------------------------------
Dr. Jesse H. Parrish

/s/ David N. Walthall                    Trustee                             March 12, 1999
------------------------------
David N. Walthall

/s/ William P. Kovacs
------------------------------
By: William P. Kovacs
Attorney-In-Fact

                                   SIGNATURES


         AMR Investment Services Trust has duly caused this Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A of Conseco Fund Group to be signed on its behalf by the undersigned only with respect to disclosures relating to the International Equity Portfolio, a series of the AMR Investment Services Trust, hereunto duly authorized, in the City of Fort Worth and the State of Texas on March 12, 1999.


                                              AMR INVESTMENT SERVICES TRUST

                                              By: /s/ William F. Quinn
                                                  --------------------------
                                                  William F. Quinn
                                                  President

Attest:

/s/ Barry Y. Greenberg
--------------------------
Barry Y. Greenberg
Vice President and Assistant Secretary

         This Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A of Conseco Fund Group has been signed below by the following persons in the capacities and on the dates indicated only with respect to disclosures relating to the International Equity Portfolio, a series of the AMR Investment Services Trust.


SIGNATURE                                    TITLE                             DATE
---------                                    -----                             ----
/s/ William F. Quinn                         President and Trustee             March 12, 1999
---------------------------------------
William F. Quinn

/s/ Alan D. Feld                             Trustee                           March 12, 1999
---------------------------------------
Alan D. Feld*

/s/ Ben J. Fortson
---------------------------------------
Ben J. Fortson*                              Trustee                           March 12, 1999

/s/ John S. Justin
---------------------------------------
John S. Justin*                              Trustee                           March 12, 1999

/s/ Stephen D. O'Sullivan
---------------------------------------
Stephen D. O'Sullivan*                       Trustee                           March 12, 1999

/s/ Roger T. Staubach
---------------------------------------
Roger T. Staubach*                           Trustee                           March 12, 1999

/s/ Kneeland Youngblood
---------------------------------------
Kneeland Youngblood*                         Trustee                           March 12, 1999

*By: /s/ William F. Quinn
     ----------------------------------
     William F. Quinn, Attorney-In-Fact

                               CONSECO FUND GROUP

                            Conseco Fixed Income Fund

                             Conseco High Yield Fund

                       Conseco Convertible Securities Fund

                              Conseco Balanced Fund

                               Conseco Equity Fund

                           Conseco International Fund

                                 Conseco 20 Fund

                                  EXHIBIT INDEX

                   (a) Agreement and Declaration of Trust. Incorporated by reference to Registrant's registration statement, SEC File No. 333-13185, filed on October 1, 1996.

                   (b) By-laws. Incorporated by reference to Registrant's registration statement, SEC File No. 333-13185, filed on October 1, 1996.

                   (c)(1) Agreement and Declaration of Trust of Conseco Fund Group, Articles V, VI, VII, VIII, and X. Incorporated by reference to Registrant's registration statement, SEC File No. 333-13185, filed on October 1, 1996.

                      (2)  By-laws of Conseco  Fund Group,  Articles  II, V, and
                           VII. Incorporated by reference to Registrant's registration statement, SEC File No. 333-13185, filed on October 1, 1996.

                   (d)(1) Investment Advisory Agreement between Conseco Fund Group and Conseco Capital Management, Inc. with respect to the Conseco Equity Fund. Incorporated by reference to Post-Effective Amendment No. 1 to the registration statement, SEC File No. 333-13185, filed July 30, 1997.

                      (2) Investment Advisory Agreement between Conseco Fund Group and Conseco Capital Management, Inc. with respect to the Conseco Asset Allocation Fund. Incorporated by reference to Post-Effective Amendment No. 1 to the registration statement, SEC File No. 333-13185, filed July 30, 1997.

                      (3) Investment Advisory Agreement between Conseco Fund Group and Conseco Capital Management, Inc. with respect to the Conseco Fixed Income Fund. Incorporated by reference to Post-Effective Amendment No. 1 to the registration statement, SEC File No. 333-13185, filed July 30, 1997.

                      (4) Investment Advisory Agreement between Conseco Fund Group, on behalf of the Conseco 20 Fund, the Conseco High Yield Fund, the Conseco International Fund and the Conseco Convertible Securities Fund, and Conseco Capital Management, Inc. Incorporated by reference to Post-Effective Amendment No. 6 to the registration statement, SEC File No. 333-13185, filed April 29, 1998.

                      (5) Schedule A to the Investment Advisory Agreement between Conseco Fund Group, on behalf of the Conseco 20 Fund, the Conseco High Yield Fund, the Conseco International Fund and the Conseco Convertible Securities Fund, and Conseco Capital Management, Inc. Incorporated by reference to Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-13185, filed July 15, 1998.

                   (e)(1) Amended and Restated Principal Underwriting Agreement between Conseco Fund Group and Conseco Equity Sales, Inc. Incorporated by reference to Post-Effective Amendment No. 6 to the registration statement, SEC File No. 333-13185, filed April 29, 1998.

                      (2) Schedule A to the Amended and Restated Principal Underwriting Agreement. Incorporated by reference to Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-13185, filed July 15, 1998.

                   (f)     Bonus, profit sharing or pension plans - None.

                   (g)(1) Custody Agreement between Conseco Fund Group and The Bank of New York. Incorporated by reference to Post-Effective Amendment No. 4 to the registration statement, SEC File No. 333-13185, filed December 29, 1997.

                      (2) Custody Agreement between Conseco Fund Group and State Street Bank and Trust Company with respect to the Conseco International Fund. Incorporated by reference to Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-13185, filed July 15, 1998.

                   (h)(1) Amended and Restated Administration Agreement between Conseco Fund Group and Conseco Services, LLC. Incorporated by reference to Post-Effective Amendment No. 6 to the registration statement, SEC File No. 333-13185, filed April 29, 1998.

                      (2) Schedule A to the Amended and Restated Administration Agreement. Incorporated by reference to Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-13185, filed July 15, 1998.

                      (3) Sub-Administration Agreement between Conseco Services, LLC and The Bank of New York. Incorporated by reference to Post-Effective Amendment No. 4 to the registration statement, SEC File No. 333-13185, filed December 29, 1997.

                      (4) Sub-Administration Agreement between Conseco Services, LLC and AMR Investment Services, Inc. Incorporated by reference to Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-13185, filed July 15, 1998.

                      (5) Fund Accounting Agreement between Conseco Services, LLC and The Bank of New York. Incorporated by reference to Post-Effective Amendment No. 4 to the registration statement, SEC File No. 333-13185, filed December 29, 1997.

                      (6) Transfer Agency Agreement between Conseco Fund Group and State Street Bank and Trust Company. Incorporated by reference to Post-Effective Amendment No. 4 to the registration statement, SEC File No. 333-13185, filed December 29, 1997.

                      (7) Agreement Among AMR Investment Services Trust, AMR Investment Services, Inc., and Conseco Fund Group and Conseco Capital Management, Inc. Incorporated by reference to Post-Effective Amendment No. 6 to the registration statement, SEC File No. 333-13185, filed April 29, 1998.


                   (i)     Consent of Counsel. None.

                   (j)     Consent of Independent Accountants. Filed herewith.


                   (k)     Financial statements omitted from prospectus - None.

                   (l)     Letter of investment intent - None.

                   (m)(1) Class A Plan of Distribution and Service pursuant to Rule 12b-1 with Respect to the Conseco Equity Fund. Incorporated by reference to Post-Effective Amendment No. 1 to the registration statement, SEC File No. 333-13185, filed July 30, 1997.

                      (2) Class A Plan of Distribution and Service pursuant to Rule 12b-1 with Respect to the Conseco Asset Allocation Fund. Incorporated by reference to Post-Effective Amendment No. 1 to the registration statement, SEC File No. 333-13185, filed July 30, 1997.

                      (3) Class A Plan of Distribution and Service pursuant to Rule 12b-1 with Respect to the Conseco Fixed Income Fund. Incorporated by reference to Post-Effective Amendment No. 1 to the registration statement, SEC File No. 333-13185, filed July 30, 1997.

                      (4) Plan of Distribution and Service pursuant to Rule 12b-1. Incorporated by reference to Post-Effective Amendment No. 6 to the registration statement, SEC File No. 333-13185, filed April 29, 1998.

                      (5) Schedule A to the Plan of Distribution and Service pursuant to Rule 12b-1. Incorporated by reference to Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-13185, filed July 15, 1998.

                      (6) Selling Group Agreement. Incorporated by reference to Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-13185, filed July 15, 1998.

                   (n)     Financial Data Schedule. Filed Herewith.

                   (o)(1) Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3. Incorporated by reference to Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-13185, filed July 15, 1998.

                      (2) Schedule A to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3. Incorporated by reference to Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-13185, filed July 15, 1998.